UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Investors
Securities Trust
April 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Managed Income Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
Shareholder Letter
Dear Shareholder:
During the six months ended April 30, 2021, the U.S.
economy continued to recover from the effects of the novel
coronavirus (COVID-19) pandemic. U.S. gross domestic
product (GDP) reported for 2020’s third and fourth quarters
showed a substantial recovery from the contraction
experienced in 2020’s first half, based on increased business and residential investment and consumer spending. U.S.
economic growth accelerated during 2021’s first quarter
as the reopening of businesses, widespread COVID-19
vaccinations and federal assistance programs boosted
consumer spending.
Before the reporting period, the U.S. Federal Reserve
lowered the federal funds rate twice in March 2020 and
implemented broad quantitative easing measures to
support credit markets. During the reporting period, the
Federal Reserve held its key rate unchanged at 0.25% and
continued quantitative easing and its adjusted policy since
August to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target. The 10-year
U.S. Treasury yield was 0.88% on October 31, 2020, and it
increased to 1.65% by the end of April 2021.
In this environment, the prices of U.S. stocks, as measured
by the Standard & Poor’s
®
500 Index (S&P 500
®
), rose
27.87%, (the index increasing from 3,269.96 to 4,181.17).
1 ,2
Investment-grade bonds, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index (Bloomberg Index),
posted a -1.52% total return (an index decrease from
2,365.52 to 2,329.61), which includes reinvestment of
income and distributions.
3
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Investors Securities Trust’s semiannual report,
covering Franklin Convertible Securities Fund, Franklin
Equity Income Fund and Franklin Managed Income Fund,
includes more detail about prevailing conditions and a
discussion about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Investors Securities Trust
This letter reflects our analysis and opinions as of April 30,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2021, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: Morningstar. The changes in index prices shown for the S&P 500 do not include reinvestments of income and distributions, which are included in its total return, which was: S&P 500 +28.85% (index total return resulting in an increase from 6,734.84 to 8,678.16).
3. Sources: Morningstar and Bloomberg Barclays indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Economic and Market Overview 3
Franklin Convertible Securities Fund 4
Franklin Equity Income Fund 10
Franklin Managed Income Fund 15
Financial Highlights and Statements of Investments 21
Financial Statements 52
Notes to Financial Statements 58
Shareholder Information 77
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s 500
Index (S&P 500), advanced strongly during the six months
ended April 30, 2021. Stocks continued to recover from the
shock of the novel coronavirus (COVID-19) pandemic amid
a rebound in economic activity as many investors anticipated a continued return to normalcy. Two additional fiscal
stimulus measures, which included direct payments to many
individuals and programs designed to help small businesses
keep employees on the payroll, passed in December
2020 and March 2021, further supporting stock prices. In
November 2020, news that several vaccines showed high
efficacy rates bolstered investor confidence. Additionally, the implementation of mass vaccination programs in early 2021,
a significant decline in the U.S. infection rate and continued
economic reopening led U.S. equities to reach all-time price highs in April 2021.
The U.S. economic recovery accelerated in 2021’s first
quarter after moderating in 2020’s last quarter. Toward
period-end, the total economic output nearly reached
pre-pandemic levels, as a notable increase in consumer
spending bolstered growth. The unemployment rate declined
from 6.9% in October 2020 to 6.1% in April 2021, as jobless
claims fell and employment openings rose.
1
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also continued
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-ended
bond purchasing. Furthermore, the Fed reiterated that
interest rates would potentially remain low, even if inflation moderately exceeded its 2% target.
The combination of stimulus payments, increasing asset
prices and generally rising savings during lockdowns led
to the strengthening of overall household balance sheets.
The higher overall household wealth and pent-up consumer
demand led to stronger consumer spending in 2021’s first
quarter that, along with the shortages of some materials
and supplies, drove many investors’ inflation expectations to increase significantly near period-end.
The foregoing information reflects our analysis and opinions as of April 30, 2021. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Bureau of Labor Statistics

franklintempleton.com
Semiannual Report
Franklin Convertible Securities Fund
This semiannual report for Franklin Convertible Securities
Fund covers the period ended April 30, 2021. The Fund
closed to new investors with limited exceptions on August
29, 2018. Existing investors may continue to purchase
additional shares of the Fund.
Your Fund’s Goal and Main Investments
The Fund seeks to maximize total return, consistent with
reasonable risk, by seeking to optimize capital appreciation and high current income under varying market conditions.
The Fund normally invests at least 80% of its net assets
in convertible securities and common stock received upon
conversion of convertible securities.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a +21.34% cumulative total return. In comparison,
the Fund’s benchmark, the ICE BofA All Alternatives U.S.
Convertibles Index, which tracks the domestic convertible
securities market, posted a +25.42% total return.
1
You
can find the Fund’s long-term performance data in the
Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
When choosing convertible securities for the Fund, we
attempt to maintain a balance in the portfolio between the
equity and debt characteristics of convertible securities
with an emphasis on the equity features. We also consider
the company’s long-term earnings, asset value and cash
flow potential. By investing in convertible securities, the
Fund seeks the opportunity to participate in the capital
appreciation of underlying stocks, while at the same time
relying on the fixed income aspect of the convertible
securities to provide current income and reduced price
volatility, which can limit the risk of loss in a down equity market. Some of the convertible securities in which the Fund may invest have been structured to provide enhanced yield,
increased equity exposure or enhanced downside protection.
These securities, generally referred to as enhanced
convertible securities, typically provide a benefit to the issuer in exchange for the enhanced features, such as a conversion
premium that is paid by the Fund. We may invest in
convertible securities of companies of any capitalization size, but we generally seek to make the portfolio representative of the entire convertible securities market.
Manager’s Discussion
During the six months under review, the Fund’s absolute
returns were lifted by all of the portfolio’s sector allocations, with the bulk of the overall return from convertibles issued by information technology (IT), consumer discretionary and
communications services companies. Three other, smaller
sector exposures produced six-month gains of roughly 50%
or more, including financials, materials and energy. Our
limited exposure to industrials companies also posted a
solid gain that was well above the Fund’s overall return for the reporting period, while the rest—health care, utilities, consumer staples and real estate—tracked below that level.
IT companies represented about 39% of the portfolio,
and nearly all related holdings advanced with double-digit
percentage gains, including top contributors HubSpot
(inbound marketing software-as-a-service provider),
Microchip Technology (semiconductors, integrated circuits
and semiconductor equipment), RealPage (real estate and
property management software), Square (point-of-sale digital payment processing specialist for small businesses) and
Twilio (a comprehensive cloud communications platform
provider we purchased during the period). In particular,
cloud-based marketing services software provider HubSpot
reported its largest quarterly rise in revenue growth in nearly three years, while management’s forward guidance projected
significant growth during 2021. We think HubSpot offers a
formidable competitive moat in its business niche within a
sizable market. Property-management technology platform
Portfolio Composition
4/30/21
% of Total
Net Assets
Convertible Bonds 78.5%
Convertible Preferred Stocks 20.5%
Other 0.3%
Short-Term Investments & Other Net Assets 0.7%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
25
.

Franklin Convertible Securities Fund

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Semiannual Report
company RealPage agreed to be acquired by private equity
firm Thoma Bravo at a substantial premium to its equity
value. Thoma Bravo, which focuses on the technology-
enabled services sector, is not a Fund holding.
In the consumer discretionary sector, all of our related
holdings advanced, but the best results stemmed from
several e-commerce companies and traditional “brick
and mortar” retailers that successfully moved more of
their operations online during the COVID-19 pandemic.
Top contributor RH, the holding company for Restoration
Hardware, offers furniture, lighting and a wide range of other home goods, and was a prime example of the latter as the
Fund saw the value of its investments (in three separate
convertible bonds) nearly double over the reporting period
amid a significant spike in its e-commerce sales. In March
2020, RH reported better-than-expected fiscal fourth-quarter results both on revenue and profitability, backed largely
by strong demand trends, particularly in the luxury home
furnishing market. For its current fiscal year, RH expects
topline growth to be well above consensus, with at least
half of the contribution expected to come from gross margin
expansion. Our position in key contributor Pinduoduo also
saw a solid gain. Pinduoduo, which is China’s first social
e-commerce platform, has been growing its revenue at an
impressive pace as China’s consumers embrace its user-
friendly interface and bulk-purchase model, which allows
customers to form groups to buy products at a discount.
As the second-largest e-commerce company in China,
Pinduoduo appears well-positioned to benefit from the
country’s overall economic expansion and higher penetration
for online shopping.
Although camera-based social media platform Snap was
the top contributor in the communication services sector
due to the fact that it was our single-largest position in the group, none had a higher absolute return than second-best
contributor Sea. Snap delivered solid quarterly financial
metrics on several key fronts, including increased demand
from both new and existing advertisers; sharply increased
average prices per ad impression; a significant increase
in active daily users; higher user retention; higher average time spent on its core Snapchat app; and stronger adoption
of its camera products—all of which enabled the company
to beat analysts’ revenue and earnings estimates by a wide
margin. Singapore-based mobile platform Sea, which has an
unusual business model that has catalyzed a tremendous
spike in demand across the three highly popular segments in
which it operates: digital gaming/entertainment, e-commerce
and digital financial services. Sea’s equity value increased significantly from its pandemic lows through year-end 2020
and continued to rise through April 2021 as its gaming
division (Garena) has emerged as the dominant player
in Southeast Asia and Taiwan, while its online shopping
platform (Shopee) is now the e-commerce leader in that
region, having surpassed industry giant Alibaba (not a Fund
holding) along the way. Sea also saw its financial technology push gain traction, with growing total payment volumes and
numbers of consumers using Sea’s mobile wallet services.
Sea also secured a digital banking license in Singapore,
paving the way for it to become a leading regional financial services player.
Elsewhere in the portfolio, we saw a rally for our position in
Lyft, particularly in late 2020. Although Lyft is often discussed as a technology company due to its popular ride-hailing
mobile app and its heavy investments in autonomous driving
technology, it is officially listed as an industrials sector company, and it was by far our top performer within the
group. Although the pandemic continued to hurt Lyft’s core
platform business—revenues were down substantially year
over year in 2020’s third quarter—it saw a gradual recovery
in ride demand from the pandemic lows and its equity
value surged following the November 2020 passage of
California Proposition 22, which prevented meaningful cost
increases by keeping its “gig economy” drivers designated
as independent contractors (as opposed to treating them like employees with full benefits). The company also continued to cut costs into 2021, when it saw a more pronounced uptick
in ridership amid economic reopening and less restrictive
Top 10 Holdings
4/30/21
Company
Industry , Country
% of Total
Net Assets
a a
RH 2.4%
Specialty Retail, United States
Snap, Inc. 2.3%
Interactive Media & Services, United States
HubSpot , Inc. 2.3%
Software, United States
Zendesk , Inc. 2.3%
Software, United States
Okta , Inc. 2.2%
IT Services, United States
Danaher Corp. 2.1%
Health Care Equipment & Supplies, United
States
AXA SA 2.0%
Insurance, France
Etsy, Inc. 2.0%
Internet & Direct Marketing Retail, United States
Broadcom, Inc. 2.0%
Semiconductors & Semiconductor Equipment,
United States
KKR & Co., Inc. 1.9%
Capital Markets, United States

Franklin Convertible Securities Fund

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Semiannual Report
social distancing measures. Lyft also managed to improve
its average revenue per rider, a key metric for the company’s operations.
Given the strength and breadth of the Fund’s semiannual
performance, there were only a few detractors of
consequence scattered across the portfolio, and their
combined impact on absolute returns was mild. In the IT
sector, overall gains were slightly reduced by losses for
Splunk and Alteryx, both of which operate in the increasingly competitive data sciences and analytics software niche.
In December 2020, Splunk announced that its fiscal 2021
third quarter (the three months ended October 31, 2020)
fell shy of expectations given that year-over-year revenue
fell well below recent management guidance. Splunk’s
chief executive officer said some large customers were
hesitating to commit to long-term contracts due to ongoing
uncertainty in the economy, while others were experiencing
complications related to the company’s rapid migration to
modern cloud-based software. We remained positive on the
company’s longer-term prospects even though it expected
recent challenges with some of its customer renewals to
persist.
In the communication services sector, our convertible
investment in China-based online video platform iQIYI
posted a modest decline as it tracked the company’s equity
value to near a three-year low. iQIYI, one of the biggest
streaming-media sites in the world (based on the number
of active users and hours spent on its service each month),
saw a loss in subscribers versus key competitor Tencent
(not a Fund holding). In addition to the reversal in its growth,
iQIYI has shown a lack of profits (though it continued to
narrow its net losses on a quarter-over-quarter basis) and
rising leverage, and the company has also been impacted
by a wave of large “block” sales by several institutional
investors. China’s technology and digital entertainment
companies have been squeezed by regulators in both China
and the U.S. recently; companies such as iQIYI face the
potential for being delisted from U.S. exchanges. Executives say they have a plan for boosting profitability, including
iQIYI’s latest moves into new content offerings like original movies, which may help it return to subscriber growth in the coming months. Elsewhere in the portfolio, the only other
notable detractors were three health care companies that
failed to advance for the semiannual period: Haemonetics
(purchased during the period), a global provider of blood
and plasma supplies and services; PTC Therapeutics, a
pharmaceutical company focused on small molecule drugs
and gene therapies to control certain rare diseases; and
Neurocrine Biosciences, a biopharmaceutical company that
develops treatments for neurological and endocrine-related
diseases and disorders.
Thank you for your continued participation in Franklin
Convertible Securities Fund. We look forward to serving your future investment needs.
Alan E. Muschott, CFA
Lead Portfolio Manager
Eric Webster, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of April 30, 2021
Franklin Convertible Securities Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month +21.34% +14.66%
1-Year +57.04% +48.37%
5-Year +149.91% +18.75%
10-Year +221.48% +11.75%
Advisor
6-Month +21.53% +21.53%
1-Year +57.47% +57.47%
5-Year +153.17% +20.42%
10-Year +229.70% +12.67%
Share Class
Distribution
Rate
4
30-Day
Standardized
Yield
5
A 0.92% 0.37%
Advisor 1.20% 0.64%
See page 8 for Performance Summary footnotes.

Franklin Convertible Securities Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock. The Fund may invest in high-yielding, fixed income securities. High yields reflect the higher credit risk associated with these lower-rated securities and, in some cases, the lower market prices for these in-
struments. Interest rate movements may affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may also invest in foreign securities, which involve special risks, including political uncertainty and currency volatility. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Distribution rate is based on an annualization of the respective class’s past four quarterly dividends and the maximum offering price (NAV for Advisor Class) per share on
4/30/21.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/20–4/30/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.1672 $0.3098 $2.6152 $3.0922
C $0.0601 $0.3098 $2.6152 $2.9851
R6 $0.2148 $0.3098 $2.6152 $3.1398
Advisor $0.2039 $0.3098 $2.6152 $3.1289
Total Annual Operating Expenses
6
Share Class
A 0.84%
Advisor 0.59%

Your Fund’s Expenses
Franklin Convertible Securities Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/20
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1, 2
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,213.45 $4.46 $1,020.76 $4.07 0.82%
C $1,000 $1,209.23 $8.55 $1,017.05 $7.81 1.56%
R6 $1,000 $1,215.84 $2.74 $1,022.32 $2.50 0.50%
Advisor $1,000 $1,215.33 $3.09 $1,022.00 $2.82 0.57%

franklintempleton.com
Semiannual Report
Franklin Equity Income Fund
This semiannual report for Franklin Equity Income Fund
covers the period ended April 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to maximize total return by emphasizing
high current income and long-term capital appreciation,
consistent with reasonable risk, by normally investing at least
80% of its net assets in equity securities, including securities convertible into common stocks. The Fund generally
invests the remainder of its assets in other equity-related
instruments such as convertible securities and equity-linked notes (ELNs), and may also invest in foreign securities.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a +27.13% cumulative total return. In comparison,
the Fund’s primary benchmark, the Russell 1000
®
Value
Index, which measures performance of those Russell 1000
®
Index companies with relatively lower price-to-book ratios
and lower forecasted growth values, posted a +36.30% total
return.
1
The Fund’s secondary benchmark, the Standard &
Poor’s 500 Index, which tracks the broad U.S. stock market,
posted a +28.85% total return.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We seek to invest in a broadly diversified portfolio of equity securities that we consider to be financially strong, with
a focus on blue chip companies. We apply a bottom-up
approach to investing in individual securities. We will assess the market price of a company’s securities relative to our
evaluation of the company’s long-term earnings, cash flow
potential and balance sheet strength. We also consider
a company’s price/earnings ratio, return on capital, profit
margins and asset value. We consider dividend yield and
the opportunity for dividend growth in selecting stocks for
the Fund because we believe that, over time, dividend
income can contribute significantly to total return and can
be a more consistent source of investment return than
capital appreciation. We seek to take advantage of price
dislocations that result from the market’s short-term focus
and choose to invest in those companies that, in our opinion, offer the best trade-off between growth opportunity, business and financial risk, and valuation.
Manager’s Discussion
The Fund’s semiannual performance benefited from the
financials sector, which was the portfolio’s largest weighting over the period. Four of the Fund’s top five contributors were financials holdings and included JPMorgan Chase, Morgan
Stanley, Bank of America and Citigroup. The improved
economic outlook has been a boost for economically
sensitive sectors including financials.
Portfolio Composition
4/30/21
% of Total
Net Assets
Banks 12.2%
Capital Markets 7.7%
Electric Utilities 6.5%
Health Care Equipment & Supplies 5.8%
Pharmaceuticals 5.1%
Oil, Gas & Consumable Fuels 4.8%
Chemicals 4.5%
Semiconductors & Semiconductor Equipment 4.0%
Aerospace & Defense 3.9%
Beverages 3.8%
Machinery 3.4%
Multiline Retail 3.4%
Specialty Retail 3.2%
Health Care Providers & Services 3.1%
Other 27.5%
Short-Term Investments & Other Net Assets 1.1%
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not include any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
30
.

Franklin Equity Income Fund

franklintempleton.com
Semiannual Report
The industrials sector also supported Fund performance
from a position in Raytheon Technologies, which recently
merged with United Technologies. Raytheon is the
engine supplier for Airbus (not a Fund holding) airplanes
and is uniquely positioned to benefit from the airplane
manufacturer’s dominant market position following Boeing’s
(not a Fund holding) issues with its 737 MAX aircraft.
The Fund lacked any sector detractors and its only
noteworthy holding that dampened performance was Xcel
Energy in the utilities sector, despite the company not
reporting any news that served as a catalyst for its stock
price decline. Xcel continues to transition its business to
renewable energy, an industry that may get a boost from the
pro-environment Biden administration, in our view.
Thank you for your continued participation in Franklin
Equity Income Fund. We look forward to serving your future
investment needs.
Matthew D. Quinlan
Alan E. Muscott, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
4/30/21
Company
Industry , Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 4.3%
Banks, United States
Bank of America Corp. 4.2%
Banks, United States
Morgan Stanley 3.4%
Capital Markets, United States
Johnson & Johnson 2.9%
Pharmaceuticals, United States
Medtronic plc 2.9%
Health Care Equipment & Supplies, United
States
Raytheon Technologies Corp. 2.9%
Aerospace & Defense, United States
Duke Energy Corp. 2.8%
Electric Utilities, United States
United Parcel Service, Inc. 2.7%
Air Freight & Logistics, United States
Target Corp. 2.6%
Multiline Retail, United States
Procter & Gamble Co. (The) 2.4%
Household Products, United States

Performance Summary as of April 30, 2021
Franklin Equity Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +27.13% +20.13%
1-Year +37.26% +29.72%
5-Year +78.18% +10.99%
10-Year +169.53% +9.80%
Advisor
6-Month +27.28% +27.28%
1-Year +37.58% +37.58%
5-Year +80.39% +12.52%
10-Year +176.49% +10.71%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 1.96% 1.21% 1.21%
Advisor 2.30% 1.53% 1.53%
See page 13 for Performance Summary footnotes.

Franklin Equity Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price and debt securities when the underlying stock price is low relative to the conversion price. The Fund’s investment in foreign securities also involves special risks, including currency fluctuations and economic as well as political uncertainty.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The
Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s current quarterly dividend and the maximum offering price (NAV for Advisor Class) per share on
4/30/21.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/20–4/30/21)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.3067 $0.2184 $0.5251
C $0.2064 $0.2184 $0.4248
R $0.2763 $0.2184 $0.4947
R6 $0.3500 $0.2184 $0.5684
Advisor $0.3402 $0.2184 $0.5586
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.85% 0.86%
Advisor 0.60% 0.61%

Your Fund’s Expenses
Franklin Equity Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/20
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,271.27 $4.75 $1,020.61 $4.23 0.84%
C $1,000 $1,266.75 $8.95 $1,016.90 $7.96 1.59%
R $1,000 $1,269.67 $6.07 $1,019.44 $5.40 1.08%
R6 $1,000 $1,273.09 $2.89 $1,022.25 $2.57 0.51%
Advisor $1,000 $1,272.76 $3.35 $1,021.85 $2.98 0.60%

franklintempleton.com
Semiannual Report
Franklin Managed Income Fund
This semiannual report for Franklin Managed Income Fund
covers the period ended April 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income to support monthly
distributions, while maintaining the prospects for capital
appreciation by investing, under normal market conditions,
in a diversified portfolio of stocks (substantially dividend paying) and debt securities. The Fund normally invests at
least 25% of its total assets in debt securities, including
bonds, notes, debentures and money market securities, and
at least 25% of its total assets in equity securities, primarily common and preferred stock.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a cumulative total return of +17.93%. In comparison,
the Fund’s primary benchmark, the Standard & Poor’s 500
Index, which is a broad measure of U.S. stock performance,
posted a +28.85% total return.
1
The Fund’s secondary
benchmark, the Bloomberg Barclays U.S. Aggregate Bond
Index, which tracks the U.S. investment-grade, taxable
bond market, posted a -1.52% total return.
1
The Fund’s third
benchmark, the blended 50% MSCI USA High Dividend
Yield Index, 25% ICE BofA U.S. Corporate & High Yield
Index and 25% Bloomberg Barclays U.S. Aggregate Index
(Blended Benchmark), which is a combination of leading
stock and bond indexes, posted a +11.47% total return.
2
The MSCI USA High Dividend Yield Index is designed to
reflect the performance of equities in the MSCI USA Index
(excluding REITs) with higher dividend income and quality
characteristics than average dividend yields that are both
sustainable and persistent. The ICE BofA U.S. Corporate
& High Yield Index tracks the performance of U.S. dollar-
denominated investment-grade corporate debt publicly
issued in the U.S. domestic market, and below investment
grade, but not in default, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and
includes issues with a credit rating of BBB or below, as rated by credit rating agencies Moody’s and Standard & Poor’s.
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 18 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We apply a bottom-up approach to investing in individual
securities. We will assess the market price of a company’s
securities relative to our evaluation of the company’s
long-term earnings, asset value and cash flow potential.
We also consider a company’s price/earnings ratio, profit
margins and liquidation value. In determining an optimal
mix of equity and fixed income investments for the Fund, we
assess changing economic, market and industry conditions.
The Fund seeks income by investing in a combination of
corporate, agency and government bonds issued in the U.S.
and other countries, as well as common stocks of companies
in any market capitalization range and convertible securities.
The Fund seeks capital appreciation by investing in equity
securities and convertible securities of companies from a
variety of industries. The Fund also invests in equity-linked notes, which are hybrid derivative-type instruments designed to combine the characteristics of one or more securities
(usually a single stock, a stock index or a basket of stocks)
and a related equity derivative. We may, from time to time,
use for various purposes equity-related derivatives, including call and put options and futures on equity securities and
equity indexes, options on equity index futures, as well
as interest-rate, currency and credit-related derivatives.
Portfolio Composition
4/30/21
% of Total
Net Assets
Common Stocks 41.9%
Corporate Bonds 22.9%
Equity-Linked Securities 17.1%
Convertible Preferred Stocks 10.8%
Management Investment Companies 2.6%
U.S. Government and Agency Securities 1.9%
Other 1.4%
Short-Term Investments & Other Net Assets 1.4%
1. Source: Morningstar.
2. Source: FactSet. The Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
45
.

Franklin Managed Income Fund

franklintempleton.com
Semiannual Report
These purposes include enhancing Fund returns, increasing
liquidity, gaining exposure to securities or markets in more efficient or less expensive ways and/or hedging risks.
Manager’s Discussion
During the six-month period, the Fund exhibited strong
performance across equity and fixed income sectors.
Increased Fund exposure to the equity markets helped drive
strong returns while lower exposure to interest-rate sensitive fixed income securities led to strong Fund performance
relative to its blended benchmark.
Dividend stocks, particularly those in value-oriented sectors, outperformed during the period under review, and the equity
component of the Fund’s blended benchmark increased, with
the MSCI USA High Dividend Yield Index posting a +24.15%
return for the six-month period.
1
The Fund’s equity positions
exceeded these returns during the period. Corporate credit
spreads continued to narrow as economic reopening and the
lingering positive effects of the record fiscal and monetary accommodation continued to support markets. Offsetting
narrowing credit spreads were rising interest rates, which
weighed on the more duration-sensitive portions of the
Fund’s benchmark. Fixed income returns for the Fund during
the period also exceeded the Fund’s blended fixed income
benchmark (Bloomberg Barclays U.S. Aggregate Bond Index
and ICE BofAML U.S. Corporate & High Yield Index).
The Fund entered the period with roughly a two-to-one ratio
of equities to fixed income and a modest cash position after making a meaningful asset-mix shift earlier in 2020, which
resulted in a reduction in the fixed income weighting and an increase in equity weighting. This shift continued over the
period under review, with the equity weighting ending the
period at close to three quarters of the Fund’s assets, and
fixed income exposure down to around one quarter of assets
(while further decreasing cash equivalents).
Fixed income holdings posted positive returns during the
period with outperformance relative to the Fund’s blended
fixed income benchmark. The Fund’s duration positioning
at the front end of the yield curve in the face of rising
interest rates during the period was a key source driving the outperformance (U.S. 10-year Treasury yields increased
from 0.88% at the start of the period to 1.65% at period-
end). As an asset class, fixed income underperformed the
equity asset class, which benefited the Fund given our
underweighted allocation to fixed income relative to the
Fund’s blended benchmark.
Energy was the largest absolute sector performer in the
period under review along with strong performance from the
health care, consumer discretionary and information
technology (IT) sectors relative to the Fund’s blended
benchmark. Our holdings in agency mortgage-backed
securities (MBS) and select investment-grade corporate
bonds were minor absolute detractors during the period, and
there were no notable detractors at the sector level relative to the Fund’s blended benchmark.
Rising U.S. Treasury yields during the period were a
headwind to higher-quality exposures within the investment-
grade market (both Treasuries and corporates). Corporate
credit spreads continued to narrow during the period under
review, which particularly benefited the Fund’s high-yield
exposures. High-yield corporate bonds are generally lower in duration than investment-grade corporate bonds. Narrowing
credit spreads and a greater than 0.75% increase in 10-year
Treasury yields certainly favored high-yield performance in
the fixed income asset class.
Within health care, the largest contributor to performance
was high-yield rated hospital company CHS/Community
Health Systems. The company moved past COVID-19
induced disruptions, in our view, and was able to access
both the debt and equity markets during the period to reduce interest expense and improve the health of its balance sheet, which led to strong performance. Community represented
the largest fixed income issuer in the Fund during the period.
Regarding other health care companies, high-yield hospital
peer Tenet Healthcare, pharmaceutical company Bausch
Health and managed care company Centene also benefited
Fund performance.
The other large sector contributor to fixed income
performance during the period came from debt securities
in the energy sector. Strong commodity price performance,
increased demand outlooks as the market looked past the
lockdown environments, as well as company-specific drivers,
led to strong performance in Calumet Specialty Products
Partners and Occidental Petroleum. Within the consumer
Top Five Equity Holdings
4/30/21
Company
Industry , Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 2.5%
Banks , United States
BNP Paribas Issuance BV into Texas
Instruments, Inc. 2.4%
Semiconductors & Semiconductor Equipment ,
United States
Bank of America Corp. 2.1%
Banks , United States
Dominion Energy, Inc. 2.1%
Multi-Utilities , United States
Procter & Gamble Co. (The) 2.0%
Household Products , United States

Franklin Managed Income Fund

franklintempleton.com
Semiannual Report
discretionary sector, the strength of the consumer and the
outlook for an economic reopening led to strong performance
from bonds of Ford Motor Credit, United Airlines, Wynn Las
Vegas and Las Vegas Sands.
Agency MBS holdings were small absolute detractors during
the period as described above. Other detractors during the
period were mostly bonds of investment-grade companies
with intermediate maturity/duration profiles. Some of these
included bonds of consumer staples companies Walmart,
Anheuser-Busch and Clorox (not held at period-end).
Another minor detractor was Vistra Energy, which was
negatively impacted by heavy winter storm weather in Texas
during the period.
Equity holdings increased over the reporting period. As
an asset class, equities outperformed fixed income during
the period. We used considerable equity market weakness
earlier in 2020 to shift assets out of fixed income and
into equities. Dividend-paying companies, which had
lagged leading up to the period under review, were strong
performers during the period. We continued to selectively
add to positions across the equity markets during the period, including common stocks, convertible securities and equity
linked notes.
All equity sectors were positive absolute contributors to
Fund performance during the period. Financials and energy
holdings were large positive absolute contributors (also
large contributors relative to the Fund’s equity benchmark), and the Fund’s industrials, materials, IT and consumer
discretionary holdings provided notable positive contributions as well. All the Fund’s equity positions in the financials
sector were positive contributors during the period amid
rising interest rates. Holdings in Bank of America, JPMorgan
Chase and Morgan Stanley led returns. Other notable
contributors included Truist Financial, U.S. Bancorp and
Citigroup. Energy peers Chevron and Exxon were notable
positive contributors during the period, as a much better
supply and demand forecast for the industry led to strong
performance from depressed valuations. Top performers in
the Fund outside of financials and energy were Raytheon
Technology and Honeywell International within the industrials sector as well as IT company Cisco Systems.
Despite positive absolute contributions, equity holdings in
the consumer staples and health care sectors were modest
detractors during the period relative to the Fund’s equity
benchmark. At the individual security level, we had minor
negative performance from consumer staples giant Procter
& Gamble and electric utility company American Electric
Power. There were no other notable individual detractors
from absolute performance.
During the period, the Fund used derivatives such as equity
call and put options to sell and reduce positions and/or to
initiate and add to positions which generated gains during
the period under review.
Thank you for your continued participation in Franklin
Managed Income Fund. We look forward to serving your
future investment needs.
Edward D. Perks, CFA
Co-Lead Portfolio Manager
Brendan Circle, CFA
Co-Lead Portfolio Manager
Todd Brighton, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top Five Fixed Income Holdings
4/30/21
Company
Industry , Country
% of Total
Net Assets
a a
CHS/Community Health Systems Inc 2.0%
Health Care Providers & Services , United States
United States of America 1.9%
Diversified Financial Services , United States
Centene Corp 0.9%
Health Care Providers & Services , United States
CVS Health Corp 0.8%
Health Care Providers & Services , United States
Government National Mortgage Association 0.8%
Diversified Financial Services , United States

Performance Summary as of April 30, 2021
Franklin Managed Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +17.93% +11.47%
1-Year +23.03% +16.24%
5-Year +52.47% +7.58%
10-Year +106.27% +6.91%
Advisor
6-Month +18.12% +18.12%
1-Year +23.38% +23.38%
5-Year +54.47% +9.09%
10-Year +111.96% +7.80%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 3.33% 1.46% 1.46%
Advisor 3.75% 1.80% 1.80%
See page 19 for Performance Summary footnotes.

Franklin Managed Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline.
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect perfor-
mance. The Fund’s prospectus also includes a description of the main investment risks.
The Fund is not guaranteed to achieve its investment goal of making monthly distributions, while maintaining prospects for capital appreciation nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. In addition, some of its distributions may be treated in part as a return of capital, which will decrease shareholders’ cost basis in the Fund and affect the amount of any capital gain or loss that they realize when selling or exchanging fund shares. The annual payout rate may be adjusted higher or lower from year to year and could vary substantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance and tax bracket.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Advisor Class) per share on 4/30/21.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Net Asset Value
Share Class (Symbol) 4/30/21 10/31/20 Change
A (FBLAX) $13.49 $11.73 +$1.76
C (FBMCX) $13.35 $11.61 +$1.74
R (FBFQX) $13.54 $11.76 +$1.78
R6 (FBFRX) $13.54 $11.76 +$1.78
Advisor (FBFZX) $13.53 $11.76 +$1.77
Distributions
(11/1/20–4/30/21)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.2370 $0.0860 $0.3230
C $0.1874 $0.0860 $0.2734
R $0.2216 $0.0860 $0.3076
R6 $0.2586 $0.0860 $0.3446
Advisor $0.2534 $0.0860 $0.3394
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.93% 0.94%
Advisor 0.68% 0.69%

Your Fund’s Expenses
Franklin Managed Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/20
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/2
1, 2
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,179.30 $4.90 $1,020.30 $4.54 0.91%
C $1,000 $1,174.88 $8.91 $1,016.60 $8.26 1.66%
R $1,000 $1,179.16 $6.24 $1,019.07 $5.78 1.16%
R6 $1,000 $1,182.52 $3.17 $1,021.89 $2.94 0.59%
Advisor $1,000 $1,181.20 $3.55 $1,021.54 $3.29 0.67%

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Ratio
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.11 $22.13 $20.65 $20.68 $18.24 $18.00
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.22 0.21 0.16 0.27 0.25
Net realized and unrealized gains (losses) 5.49 6.67 2.47 1.35 2.98 0.85
Total from investment operations ........ 5.59 6.89 2.68 1.51 3.25 1.10
Less distributions from:
Net investment income .............. (0.17) (0.30) (0.45) (0.49) (0.47) (0.50)
Net realized gains ................. (2.93) (1.61) (0.75) (1.05) (0.34) (0.36)
Total distributions ................... (3.10) (1.91) (1.20) (1.54) (0.81) (0.86)
Net asset value, end of period .......... $29.60 $27.11 $22.13 $20.65 $20.68 $18.24
Total return
c
....................... 21.34% 33.49% 13.84% 7.65% 18.39% 6.41%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.83% 0.85% 0.86% 0.85% 0.86%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.82%
f
0.83%
f
0.83% 0.84% 0.84% 0.85%
Net investment income ............... 0.72% 0.96% 0.97% 0.76% 1.39% 1.44%
Supplemental data
Net assets, end of period (000’s) ........ $1,581,098 $1,385,821 $1,169,928 $1,153,875 $815,491 $768,553
Portfolio turnover rate ................ 24.50% 32.46% 26.83% 35.90% 27.24% 28.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.66 $21.77 $20.31 $20.37 $17.98 $17.75
Income from investment operations
a
:
Net investment income (loss)
b
........ (—)
c
0.05 0.04 (—)
c
0.12 0.12
Net realized and unrealized gains (losses) 5.39 6.56 2.45 1.33 2.93 0.84
Total from investment operations ........ 5.39 6.61 2.49 1.33 3.05 0.96
Less distributions from:
Net investment income .............. (0.06) (0.11) (0.28) (0.34) (0.32) (0.37)
Net realized gains ................. (2.93) (1.61) (0.75) (1.05) (0.34) (0.36)
Total distributions ................... (2.99) (1.72) (1.03) (1.39) (0.66) (0.73)
Net asset value, end of period .......... $29.06 $26.66 $21.77 $20.31 $20.37 $17.98
Total return
d
....................... 20.92% 32.48% 13.03% 6.84% 17.49% 5.65%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.56% 1.59% 1.60% 1.61% 1.60% 1.61%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.56%
g
1.58% 1.58% 1.59% 1.59% 1.60%
Net investment income (loss) .......... (0.03)% 0.21% 0.22% 0.01% 0.64% 0.69%
Supplemental data
Net assets, end of period (000’s) ........ $243,666 $233,295 $256,075 $299,716 $303,243 $293,038
Portfolio turnover rate ................ 24.50% 32.46% 26.83% 35.90% 27.24% 28.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.29 $22.28 $20.78 $20.79 $18.33 $18.09
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.31 0.28 0.24 0.34 0.33
Net realized and unrealized gains (losses) 5.53 6.69 2.50 1.36 3.00 0.84
Total from investment operations ........ 5.68 7.00 2.78 1.60 3.34 1.17
Less distributions from:
Net investment income .............. (0.21) (0.38) (0.53) (0.56) (0.54) (0.57)
Net realized gains ................. (2.93) (1.61) (0.75) (1.05) (0.34) (0.36)
Total distributions ................... (3.14) (1.99) (1.28) (1.61) (0.88) (0.93)
Net asset value, end of period .......... $29.83 $27.29 $22.28 $20.78 $20.79 $18.33
Total return
c
....................... 21.58% 33.89% 14.26% 8.07% 18.84% 6.78%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.55% 0.54% 0.55% 0.49% 0.50%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.50% 0.50% 0.49% 0.49% 0.48% 0.49%
Net investment income ............... 1.03% 1.30% 1.31% 1.11% 1.75% 1.80%
Supplemental data
Net assets, end of period (000’s) ........ $128,424 $113,642 $51,791 $57,824 $22,950 $7,154
Portfolio turnover rate ................ 24.50% 32.46% 26.83% 35.90% 27.24% 28.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.11 $22.14 $20.65 $20.68 $18.24 $18.00
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.28 0.26 0.21 0.32 0.30
Net realized and unrealized gains (losses) 5.49 6.66 2.49 1.35 2.98 0.85
Total from investment operations ........ 5.63 6.94 2.75 1.56 3.30 1.15
Less distributions from:
Net investment income .............. (0.20) (0.36) (0.51) (0.54) (0.52) (0.55)
Net realized gains ................. (2.93) (1.61) (0.75) (1.05) (0.34) (0.36)
Total distributions ................... (3.13) (1.97) (1.26) (1.59) (0.86) (0.91)
Net asset value, end of period .......... $29.61 $27.11 $22.14 $20.65 $20.68 $18.24
Total return
c
....................... 21.53% 33.80% 14.18% 7.91% 18.69% 6.68%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.58% 0.60% 0.61% 0.60% 0.61%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.57%
f
0.58%
f
0.58% 0.59% 0.59% 0.60%
Net investment income ............... 0.97% 1.20% 1.22% 1.01% 1.64% 1.69%
Supplemental data
Net assets, end of period (000’s) ........ $3,281,608 $2,773,524 $2,379,435 $2,189,462 $1,542,254 $1,080,346
Portfolio turnover rate ................ 24.50% 32.46% 26.83% 35.90% 27.24% 28.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Statement of Investments (unaudited), April 30, 2021
Franklin Convertible Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.3%
Gas Utilities 0.3%
South Jersey Industries, Inc. ............................. United States 613,259 $ 15,178,160
Total Common Stocks (Cost $18,974,979) ......................................
15,178,160
Convertible Preferred Stocks 20.5%
Auto Components 1.7%
Aptiv plc, 5.5%, A ..................................... United States 530,000 86,549,000
Capital Markets 1.9%
KKR & Co., Inc., 6%, C ................................. United States 1,360,000 101,972,800
Chemicals 1.1%
International Flavors & Fragrances, Inc., 6% ................. United States 1,192,242 59,075,591
Electric Utilities 3.5%
American Electric Power Co., Inc., 6.125% .................. United States 440,000 22,083,600
American Electric Power Co., Inc., 6.125% .................. United States 600,000 30,708,000
NextEra Energy, Inc., 5.279% ............................ United States 1,100,000 55,407,000
PG&E Corp., 5.5% .................................... United States 430,000 47,467,700
Southern Co. (The), 6.75%, 2019 ......................... United States 550,000 28,820,000
184,486,300
Food Products 1.4%
Bunge Ltd., 4.875% ................................... United States 630,000 74,340,000
Health Care Equipment & Supplies 2.1%
Danaher Corp., 4.75%, A ................................ United States 54,000 92,529,540
a
Danaher Corp., 5%, B .................................. United States 14,045 19,884,209
112,413,749
Health Care Technology 0.4%
Change Healthcare, Inc., 6% ............................. United States 300,000 22,962,000
Life Sciences Tools & Services 1.6%
Avantor , Inc., 6.25%, A ................................. United States 820,000 81,048,800
Machinery 0.7%
Fortive Corp., 5%, A ................................... United States 34,350 34,126,725
Multi-Utilities 2.1%
DTE Energy Co., 6.25% ................................ United States 800,000 40,592,000
b
NiSource, Inc., 7.75% .................................. United States 450,000 48,190,500
Sempra Energy, 6.75%, B ............................... United States 206,000 21,617,640
110,400,140
Semiconductors & Semiconductor Equipment 2.0%
Broadcom, Inc., 8%, A .................................. United States 71,100 103,055,895
Water Utilities 0.9%
Essential Utilities, Inc., 6% .............................. United States 770,000 45,514,700
Wireless Telecommunication Services 1.1%
b,c
2020 Cash Mandatory Exchangeable Trust, 144A, 5.25% ....... United States 48,000 56,487,840
b
Total Convertible Preferred Stocks (Cost $853,432,993) ..........................
1,072,433,540

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Convertible Bonds 78.5%
Biotechnology 2.4%
Intercept Pharmaceuticals, Inc. , Senior Note , 2% , 5/15/26 .......
United States 21,000,000 $ 13,799,385
Neurocrine Biosciences, Inc. , Senior Note , 2.25% , 5/15/24 ......
United States 44,750,000 59,237,812
c
PTC Therapeutics, Inc. , Senior Note , 144A, 1.5% , 9/15/26 ....... United States 48,000,000 51,878,400
124,915,597
Communications Equipment 1.5%
Viavi Solutions, Inc. ,
Senior Note, 1.75%, 6/01/23 ........................... United States 40,969,000 52,721,982
Senior Note, 1%, 3/01/24 ............................. United States 20,000,000 26,937,500
79,659,482
Energy Equipment & Services 0.5%
c
Oil States International, Inc. , Senior Note , 144A, 4.75% , 4/01/26 .. United States 28,000,000 25,606,360
Entertainment 3.4%
iQIYI , Inc. ,
Senior Note, 3.75%, 12/01/23 .......................... China 40,000,000 39,671,809
Senior Note, 2%, 4/01/25 ............................. China 26,000,000 24,050,000
c
Sea Ltd. , Senior Note , 144A, 2.375% , 12/01/25 ............... Taiwan 26,000,000 74,018,750
c
Zynga, Inc. , Senior Note , 144A, Zero Cpn ., 12/15/26 ........... United States 37,000,000 40,191,250
177,931,809
Equity Real Estate Investment Trusts (REITs) 0.6%
Pebblebrook Hotel Trust , Senior Note , 1.75% , 12/15/26 .........
United States 26,000,000 29,822,000
Health Care Equipment & Supplies 3.9%
c
DexCom , Inc. , Senior Note , 144A, 0.25% , 11/15/25 ............ United States 79,000,000 79,395,000
c
Haemonetics Corp. , Senior Note , 144A, Zero Cpn ., 3/01/26 ...... United States 37,500,000 31,174,842
Insulet Corp. , Senior Note , 0.375% , 9/01/26 .................
United States 65,000,000 93,478,125
204,047,967
Health Care Providers & Services 0.9%
c
Accolade, Inc. , Senior Note , 144A, 0.5% , 4/01/26 ............. United States 19,000,000 23,199,267
c
Guardant Health, Inc. , Senior Note , 144A, Zero Cpn ., 11/15/27 ... United States 20,000,000 26,312,500
49,511,767
Hotels, Restaurants & Leisure 2.4%
Booking Holdings, Inc. ,
Senior Note, 0.9%, 9/15/21 ............................ United States 37,500,000 45,750,000
c
Senior Note, 144A, 0.75%, 5/01/25 ...................... United States 19,000,000 28,823,000
c
Vail Resorts, Inc. , Senior Note , 144A, Zero Cpn ., 1/01/26 ........ United States 48,000,000 51,150,000
125,723,000
Insurance 2.0%
c
AXA SA , Senior Note , 144A, 7.25% , 5/15/21 ................. France 71,500,000 105,373,125
Interactive Media & Services 4.7%
Snap, Inc. ,
Senior Note, 0.75%, 8/01/26 ........................... United States 27,300,000 75,040,875
c
Senior Note, 144A, Zero Cpn ., 5/01/27 ................... United States 46,000,000 47,293,750
Weibo Corp. , Senior Note , 1.25% , 11/15/22 ..................
China 63,000,000 61,897,500
Zillow Group, Inc. , Senior Note , 2.75% , 5/15/25 ...............
United States 31,500,000 65,224,687
249,456,812

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Convertible Bonds
(continued)
Internet & Direct Marketing Retail 6.5%
c
Etsy, Inc. , Senior Note , 144A, 0.125% , 9/01/27 ............... United States 80,000,000 $ 103,750,000
MercadoLibre , Inc. , Senior Note , 2% , 8/15/28 ................
Argentina 5,000,000 17,818,750
Pinduoduo , Inc. , Senior Note , Zero Cpn ., 12/01/25 ............
China 93,000,000 97,557,000
c
RealReal , Inc. (The) , Senior Note , 144A, 1% , 3/01/28 .......... United States 30,000,000 31,539,000
c
Wayfair, Inc. , Senior Note , 144A, 0.625% , 10/01/25 ............ United States 85,000,000 88,559,375
339,224,125
IT Services 7.2%
Okta , Inc. , Senior Note , 0.125% , 9/01/25 ....................
United States 73,000,000 112,739,375
c
Repay Holdings Corp. , Senior Note , 144A, Zero Cpn ., 2/01/26 .... United States 19,000,000 18,465,625
c
Shift4 Payments, Inc. , Senior Note , 144A, Zero Cpn ., 12/15/25 ... United States 36,000,000 50,716,800
c
Square, Inc. ,
Senior Note, 144A, Zero Cpn ., 5/01/26 ................... United States 39,500,000 45,622,500
Senior Note, 144A, 0.25%, 11/01/27 ..................... United States 45,000,000 53,100,000
Wix.com Ltd. ,
Senior Note, Zero Cpn ., 7/01/23 ........................ Israel 34,800,000 78,517,500
c
Senior Note, 144A, Zero Cpn ., 8/15/25 ................... Israel 15,400,000 16,997,750
376,159,550
Life Sciences Tools & Services 1.7%
Illumina, Inc. ,
Senior Note, 0.5%, 6/15/21 ............................ United States 32,500,000 50,151,562
a
Senior Note, Zero Cpn ., 8/15/23 ........................ United States 25,750,000 30,996,563
NeoGenomics , Inc. , Senior Note , 0.25% , 1/15/28 .............
United States 9,500,000 9,642,718
90,790,843
Machinery 0.8%
Fortive Corp. , Senior Note , 0.875% , 2/15/22 .................
United States 40,270,000 40,753,240
Media 4.0%
c
Cable One, Inc. ,
Senior Note, 144A, Zero Cpn ., 3/15/26 ................... United States 48,750,000 47,604,375
Senior Note, 144A, 1.125%, 3/15/28 ..................... United States 26,250,000 26,078,655
c
Liberty Broadband Corp. ,
Senior Bond, 144A, 1.25%, 9/30/50 ...................... United States 57,000,000 56,743,500
Senior Bond, 144A, 2.75%, 9/30/50 ...................... United States 34,500,000 35,590,860
Liberty Media Corp. ,
Senior Bond, 2.25%, 9/30/46 ........................... United States 37,000,000 17,438,100
Senior Note, 1.375%, 10/15/23 ......................... United States 21,200,000 27,691,178
211,146,668
Metals & Mining 1.4%
c
Ivanhoe Mines Ltd. , Senior Note , 144A, 2.5% , 4/15/26 .......... Canada 60,000,000 71,928,000
Pharmaceuticals 2.3%
Jazz Investments I Ltd. ,
Senior Note, 1.5%, 8/15/24 ............................ United States 39,750,000 43,188,633
c
Senior Note, 144A, 2%, 6/15/26 ........................ United States 35,000,000 44,931,250
Revance Therapeutics, Inc. , Senior Note , 1.75% , 2/15/27 .......
United States 27,000,000 31,134,375
119,254,258

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Convertible Bonds
(continued)
Road & Rail 2.5%
c
Lyft, Inc. , Senior Note , 144A, 1.5% , 5/15/25 .................. United States 61,000,000 $ 97,783,000
c
Uber Technologies, Inc. , Senior Note , 144A, Zero Cpn ., 12/15/25 .. United States 30,000,000 31,620,814
129,403,814
Semiconductors & Semiconductor Equipment 4.1%
Inphi Corp. , Senior Note , 0.75% , 4/15/25 ....................
United States 4,000,000 5,862,500
c
MACOM Technology Solutions Holdings, Inc. , Senior Note , 144A,
0.25% , 3/15/26 ..................................... United States 31,000,000 31,038,750
Microchip Technology, Inc. , Senior Sub. Bond , 1.625% , 2/15/27 ...
United States 39,750,000 88,285,332
c
Silicon Laboratories, Inc. , Senior Note , 144A, 0.625% , 6/15/25 ... United States 68,000,000 89,168,400
214,354,982
Software 21.7%
Alteryx , Inc. ,
Senior Note, 0.5%, 8/01/24 ............................ United States 20,000,000 18,700,000
Senior Note, 1%, 8/01/26 ............................. United States 20,000,000 17,962,500
Atlassian , Inc. , Senior Note , 0.625% , 5/01/23 ................
United States 21,500,000 62,524,688
c
Bill.com Holdings, Inc. , Senior Note , 144A, Zero Cpn ., 12/01/25 ... United States 66,000,000 80,272,500
Blackline, Inc. , Senior Note , 0.125% , 8/01/24 .................
United States 9,500,000 15,817,500
c
Coupa Software, Inc. , Senior Note , 144A, 0.375% , 6/15/26 ...... United States 74,000,000 85,655,000
c
DocuSign, Inc. , Senior Note , 144A, Zero Cpn ., 1/15/24 ......... United States 76,000,000 74,907,500
Envestnet , Inc. ,
Senior Note, 1.75%, 6/01/23 ........................... United States 51,500,000 62,958,750
c
Senior Note, 144A, 0.75%, 8/15/25 ...................... United States 11,500,000 11,489,496
Guidewire Software, Inc. , Senior Note , 1.25% , 3/15/25 .........
United States 44,000,000 50,297,500
c
HubSpot , Inc. , Senior Note , 144A, 0.375% , 6/01/25 ............ United States 63,000,000 122,062,500
Palo Alto Networks, Inc. , Senior Note , 0.75% , 7/01/23 ..........
United States 43,000,000 60,630,000
Pluralsight , Inc. , Senior Note , 0.375% , 3/01/24 ...............
United States 39,000,000 39,253,500
c
Q2 Holdings, Inc. , Senior Note , 144A, 0.125% , 11/15/25 ........ United States 56,000,000 56,827,496
RealPage , Inc. ,
Senior Note, 1.5%, 11/15/22 ........................... United States 35,850,000 76,138,230
Senior Note, 1.5%, 5/15/25 ............................ United States 18,750,000 24,445,312
Splunk , Inc. ,
Senior Note, 1.125%, 9/15/25 .......................... United States 22,500,000 25,396,875
c
Senior Note, 144A, 1.125%, 6/15/27 ..................... United States 6,500,000 6,024,688
Workday, Inc. , Senior Note , 0.25% , 10/01/22 .................
United States 57,500,000 98,146,750
Workiva , Inc. , Senior Note , 1.125% , 8/15/26 .................
United States 22,000,000 29,857,083
c
Zendesk , Inc. , Senior Note , 144A, 0.625% , 6/15/25 ............ United States 80,000,000 117,800,000
1,137,167,868
Specialty Retail 4.0%
c
Burlington Stores, Inc. , Senior Note , 144A, 2.25% , 4/15/25 ...... United States 53,000,000 84,833,125
RH ,
Senior Note, Zero Cpn ., 6/15/23 ........................ United States 13,000,000 46,069,400
Senior Note, Zero Cpn ., 9/15/24 ........................ United States 24,000,000 78,158,739
209,061,264
Total Convertible Bonds (Cost $3,182,825,301) ..................................
4,111,292,531
Total Long Term Investments (Cost $4,055,233,273) .............................
5,198,904,231
a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
Short Term Investments 1.3%
a a
Country Shares
a
Value
a
Money Market Funds 0.6%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 30,360,613 $ 30,360,613
Total Money Market Funds (Cost $30,360,613) ..................................
30,360,613
f
Investments from Cash Collateral Received for
Loaned Securities 0.7%
a a a a a
Money Market Funds 0.6%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 28,711,000 28,711,000
Principal
Amount
*
Repurchase Agreements 0.1%
g
Joint Repurchase Agreement, BofA Securities, Inc., 0%, 5/03/21
(Maturity Value $7,178,301)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$7,321,874) ........................................ 7,178,301 7,178,301
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $35,889,301) ...........................................................
35,889,301
Total Short Term Investments (Cost $66,249,914 ) ................................
66,249,914
a
Total Investments (Cost $4,121,483,187) 100.6% ................................
$5,265,154,145
Other Assets, less Liabilities (0.6)% ...........................................
(30,358,569)
Net Assets 100.0% ...........................................................
$5,234,795,576
See Abbreviations on page 76 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is on loan at April 30, 2021. See Note 1(f).
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2021, the aggregate value of these securities was $2,222,015,043, representing 42.4% of net assets.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(f) regarding securities on loan.
g
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.22 $26.23 $24.86 $25.06 $22.50 $22.99
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.49 0.46 0.42 0.48 0.47
Net realized and unrealized gains (losses) 6.28 (1.11) 2.49 0.58 3.55 0.24
Total from investment operations ........ 6.52 (0.62) 2.95 1.00 4.03 0.71
Less distributions from:
Net investment income .............. (0.31) (0.63) (0.58) (0.57) (0.58) (0.60)
Net realized gains ................. (0.22) (0.76) (1.00) (0.63) (0.89) (0.60)
Total distributions ................... (0.53) (1.39) (1.58) (1.20) (1.47) (1.20)
Net asset value, end of period .......... $30.21 $24.22 $26.23 $24.86 $25.06 $22.50
Total return
c
....................... 27.13% (2.43)% 12.73% 3.98% 18.55% 3.31%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.84% 0.86% 0.86% 0.85% 0.86% 0.87%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.84%
f
0.85% 0.85% 0.84% 0.86%
f
0.87%
f
Net investment income ............... 1.76% 1.98% 1.85% 1.66% 2.02% 2.13%
Supplemental data
Net assets, end of period (000’s) ........ $2,562,204 $1,953,985 $2,017,910 $1,752,181 $1,753,135 $1,700,712
Portfolio turnover rate ................ 14.91% 26.90% 23.23% 28.40% 27.18% 50.05%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.03 $26.01 $24.64 $24.86 $22.32 $22.85
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.30 0.28 0.26 0.30 0.30
Net realized and unrealized gains (losses) 6.23 (1.10) 2.47 0.53 3.54 0.23
Total from investment operations ........ 6.37 (0.80) 2.75 0.79 3.84 0.53
Less distributions from:
Net investment income .............. (0.21) (0.42) (0.38) (0.38) (0.41) (0.46)
Net realized gains ................. (0.22) (0.76) (1.00) (0.63) (0.89) (0.60)
Total distributions ................... (0.43) (1.18) (1.38) (1.01) (1.30) (1.06)
Net asset value, end of period .......... $29.97 $24.03 $26.01 $24.64 $24.86 $22.32
Total return
c
....................... 26.67% (3.19)% 11.91% 3.16% 17.73% 2.51%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.59% 1.61% 1.61% 1.60% 1.61% 1.62%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.59%
f
1.60% 1.60% 1.59% 1.61%
f
1.62%
f
Net investment income ............... 1.01% 1.23% 1.10% 0.91% 1.27% 1.38%
Supplemental data
Net assets, end of period (000’s) ........ $209,686 $161,707 $208,734 $204,402 $267,450 $257,156
Portfolio turnover rate ................ 14.91% 26.90% 23.23% 28.40% 27.18% 50.05%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.24 $26.23 $24.85 $25.05 $22.49 $22.99
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.43 0.41 0.36 0.42 0.41
Net realized and unrealized gains (losses) 6.27 (1.10) 2.49 0.58 3.56 0.24
Total from investment operations ........ 6.48 (0.67) 2.90 0.94 3.98 0.65
Less distributions from:
Net investment income .............. (0.27) (0.56) (0.52) (0.51) (0.53) (0.55)
Net realized gains ................. (0.22) (0.76) (1.00) (0.63) (0.89) (0.60)
Total distributions ................... (0.49) (1.32) (1.52) (1.14) (1.42) (1.15)
Net asset value, end of period .......... $30.23 $24.24 $26.23 $24.85 $25.05 $22.49
Total return
c
....................... 26.97% (2.62)% 12.50% 3.75% 18.29% 3.05%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.08% 1.08% 1.09% 1.08% 1.09% 1.11%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.08%
f
1.08%
f
1.08% 1.07% 1.09%
f
1.11%
f
Net investment income ............... 1.52% 1.75% 1.62% 1.43% 1.79% 1.89%
Supplemental data
Net assets, end of period (000’s) ........ $8,372 $5,795 $7,284 $6,750 $7,074 $6,395
Portfolio turnover rate ................ 14.91% 26.90% 23.23% 28.40% 27.18% 50.05%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.27 $26.29 $24.91 $25.11 $22.54 $23.01
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.57 0.54 0.50 0.56 0.43
Net realized and unrealized gains (losses) 6.28 (1.11) 2.50 0.59 3.57 0.37
Total from investment operations ........ 6.57 (0.54) 3.04 1.09 4.13 0.80
Less distributions from:
Net investment income .............. (0.35) (0.72) (0.66) (0.66) (0.67) (0.67)
Net realized gains ................. (0.22) (0.76) (1.00) (0.63) (0.89) (0.60)
Total distributions ................... (0.57) (1.48) (1.66) (1.29) (1.56) (1.27)
Net asset value, end of period .......... $30.27 $24.27 $26.29 $24.91 $25.11 $22.54
Total return
c
....................... 27.31% (2.07)% 13.12% 4.35% 19.00% 3.72%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.52% 0.53% 0.52% 0.49% 0.49%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.51% 0.51% 0.51% 0.50% 0.49%
f
0.49%
f
Net investment income ............... 2.09% 2.32% 2.19% 2.00% 2.39% 2.51%
Supplemental data
Net assets, end of period (000’s) ........ $132,096 $97,565 $96,406 $81,171 $12,728 $10,537
Portfolio turnover rate ................ 14.91% 26.90% 23.23% 28.40% 27.18% 50.05%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.26 $26.27 $24.90 $25.10 $22.53 $23.02
Income from investment operations
a
:
Net investment income
b
............. 0.28 0.55 0.50 0.46 0.50 0.45
Net realized and unrealized gains (losses) 6.28 (1.11) 2.51 0.60 3.60 0.31
Total from investment operations ........ 6.56 (0.56) 3.01 1.06 4.10 0.76
Less distributions from:
Net investment income .............. (0.34) (0.69) (0.64) (0.63) (0.64) (0.65)
Net realized gains ................. (0.22) (0.76) (1.00) (0.63) (0.89) (0.60)
Total distributions ................... (0.56) (1.45) (1.64) (1.26) (1.53) (1.25)
Net asset value, end of period .......... $30.26 $24.26 $26.27 $24.90 $25.10 $22.53
Total return
c
....................... 27.28% (2.18)% 13.04% 4.22% 18.88% 3.53%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.60% 0.61% 0.61% 0.60% 0.61% 0.62%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.60%
f
0.60% 0.60% 0.59% 0.61%
f
0.62%
f
Net investment income ............... 2.00% 2.21% 2.10% 1.91% 2.27% 2.38%
Supplemental data
Net assets, end of period (000’s) ........ $319,433 $219,362 $173,739 $109,435 $147,681 $80,422
Portfolio turnover rate ................ 14.91% 26.90% 23.23% 28.40% 27.18% 50.05%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Statement of Investments (unaudited), April 30, 2021
Franklin Equity Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a a
Country Shares
a
Value
a a a a a a
Common Stocks 83.3%
Aerospace & Defense 3.9%
Lockheed Martin Corp. ................................. United States 82,000 $ 31,205,920
Raytheon Technologies Corp. ............................ United States 1,128,500 93,936,340
125,142,260
Air Freight & Logistics 2.7%
United Parcel Service, Inc., B ............................ United States 427,000 87,048,220
Banks 11.4%
Bank of America Corp. ................................. United States 2,740,000 111,052,200
Citigroup, Inc. ........................................ United States 817,500 58,238,700
JPMorgan Chase & Co. ................................. United States 899,000 138,275,190
Truist Financial Corp. .................................. United States 1,050,000 62,275,500
369,841,590
Beverages 3.8%
Coca-Cola Co. (The) ................................... United States 1,230,000 66,395,400
PepsiCo, Inc. ........................................ United States 388,000 55,934,080
122,329,480
Capital Markets 7.7%
a
Apollo Global Management, Inc. .......................... United States 825,000 45,680,250
Ares Management Corp. ................................ United States 802,000 42,121,040
BlackRock, Inc. ....................................... United States 61,800 50,632,740
Morgan Stanley ....................................... United States 1,350,000 111,442,500
249,876,530
Chemicals 3.2%
BASF SE ........................................... Germany 355,000 28,611,120
Huntsman Corp. ...................................... United States 680,000 19,495,600
Linde plc ............................................ United Kingdom 95,500 27,297,720
Sherwin-Williams Co. (The) .............................. United States 107,000 29,304,090
104,708,530
Commercial Services & Supplies 1.5%
Republic Services, Inc. ................................. United States 467,000 49,642,100
Communications Equipment 0.6%
Cisco Systems, Inc. ................................... United States 375,000 19,091,250
Diversified Telecommunication Services 2.1%
TELUS Corp. ........................................ Canada 645,000 13,380,110
Verizon Communications, Inc. ............................ United States 950,000 54,900,500
68,280,610
Electric Utilities 6.5%
Duke Energy Corp. .................................... United States 888,500 89,463,065
Entergy Corp. ........................................ United States 285,000 31,147,650
NextEra Energy, Inc. ................................... United States 961,250 74,506,487
Xcel Energy, Inc. ...................................... United States 192,500 13,725,250
208,842,452
Electrical Equipment 1.5%
Eaton Corp. plc ....................................... United States 152,500 21,796,825
Emerson Electric Co. .................................. United States 305,000 27,599,450
49,396,275
Equity Real Estate Investment Trusts (REITs) 1.3%
Prologis, Inc. ......................................... United States 240,000 27,967,200

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Equity Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Public Storage ....................................... United States 50,000 $ 14,058,000
42,025,200
Food & Staples Retailing 1.3%
Walmart, Inc. ........................................ United States 300,500 42,042,955
Food Products 0.2%
Nestle SA ........................................... Switzerland 53,000 6,324,874
Health Care Equipment & Supplies 2.9%
Medtronic plc ........................................ United States 723,000 94,655,160
Health Care Providers & Services 2.3%
HCA Healthcare, Inc. ................................... United States 138,000 27,746,280
UnitedHealth Group, Inc. ................................ United States 115,000 45,862,000
73,608,280
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp. ..................................... United States 223,000 52,645,840
Household Products 2.4%
Procter & Gamble Co. (The) ............................. United States 585,000 78,050,700
Insurance 0.6%
Arthur J Gallagher & Co. ................................ United States 131,500 19,060,925
IT Services 0.6%
Visa, Inc., A .......................................... United States 76,000 17,750,560
Machinery 1.3%
Illinois Tool Works, Inc. ................................. United States 100,000 23,046,000
Stanley Black & Decker, Inc. ............................. United States 85,000 17,575,450
40,621,450
Media 1.9%
Comcast Corp., A ..................................... United States 1,085,000 60,922,750
Multiline Retail 2.7%
Target Corp. ......................................... United States 412,500 85,494,750
Oil, Gas & Consumable Fuels 4.8%
Canadian Natural Resources Ltd. ......................... Canada 715,000 21,721,700
Chevron Corp. ....................................... United States 612,500 63,130,375
a
Royal Dutch Shell plc, ADR, A ............................ Netherlands 843,500 32,053,000
Suncor Energy, Inc. .................................... Canada 1,760,000 37,699,200
154,604,275
Pharmaceuticals 5.1%
Johnson & Johnson ................................... United States 585,000 95,197,050
Merck & Co., Inc. ..................................... United States 355,500 26,484,750
Pfizer, Inc. ........................................... United States 1,145,000 44,254,250
165,936,050
Road & Rail 1.8%
Norfolk Southern Corp. ................................. United States 203,500 56,825,340
Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc. ................................... United States 165,000 25,271,400
Broadcom, Inc. ....................................... United States 43,500 19,844,700

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ................................. United States 233,000 $ 42,058,830
87,174,930
Software 1.7%
Microsoft Corp. ....................................... United States 147,000 37,070,460
Oracle Corp. ......................................... United States 225,000 17,052,750
54,123,210
Specialty Retail 2.6%
Lowe's Cos., Inc. ...................................... United States 240,000 47,100,000
TJX Cos., Inc. (The) ................................... United States 530,000 37,630,000
84,730,000
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc. .......................................... United States 156,800 20,612,928
Total Common Stocks (Cost $1,693,136,382) ....................................
2,691,409,474
b
Equity-Linked Securities 9.2%
Banks 0.8%
c
Royal Bank of Canada into Bank of America Corp., 144A, 7.75%,
11/01/21 .......................................... United States 902,000 27,116,779
Chemicals 1.3%
c
Citigroup Global Markets Holdings, Inc. into Sherwin-Williams Co.
(The), 144A, 6.5%, 7/09/21 ............................ United States 30,200 20,380,898
c
Goldman Sachs International Bank into Linde plc, 144A, 6.5%,
10/25/21 .......................................... United Kingdom 80,150 21,319,783
41,700,681
Electrical Equipment 0.5%
c
Royal Bank of Canada into Eaton Corp. plc, 144A, 7%, 8/30/21 ... United States 118,600 16,080,959
Equity Real Estate Investment Trusts (REITs) 0.7%
c
Royal Bank of Canada into Healthpeak Properties, Inc., 144A, 9.5%,
12/01/21 .......................................... United States 660,000 22,469,083
Food & Staples Retailing 0.7%
c
Citigroup Global Markets Holdings, Inc. into Tesco plc, 144A, 6.5%,
1/10/22 ........................................... United Kingdom 149,700 24,039,131
Health Care Providers & Services 0.8%
c
Royal Bank of Canada into HCA Healthcare, Inc., 144A, 7%, 6/30/21 United States 128,400 24,310,105
Internet & Direct Marketing Retail 1.0%
c
Credit Suisse AG into Amazon.com, Inc., 144A, 5%, 4/22/22 ..... United States 9,650 32,458,786
IT Services 0.5%
c
Credit Suisse AG into Visa, Inc., 144A, 5%, 11/30/21 ........... United States 70,500 15,961,194
Machinery 0.8%
c
Credit Suisse AG into Stanley Black & Decker, Inc., 144A, 6.5%,
3/31/22 ........................................... United States 133,000 27,308,128
Multiline Retail 0.7%
c
Barclays Bank plc into Dollar Tree, Inc., 144A, 5.5%, 1/14/22 ..... United States 185,800 21,305,165
Software 0.8%
c
Barclays Bank plc into Oracle Corp., 144A, 7%, 7/30/21 ........ United States 354,500 24,333,424

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Equity Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Specialty Retail 0.6%
c
Citigroup Global Markets Holdings, Inc. into TJX Cos., Inc. (The),
144A, 6.5%, 9/14/21 ................................. United States 321,500 $ 20,934,083
Total Equity-Linked Securities (Cost $264,962,943) ..............................
298,017,518
Convertible Preferred Stocks 6.4%
Health Care Equipment & Supplies 2.9%
Becton Dickinson and Co., 6%, B ......................... United States 665,000 36,727,950
Boston Scientific Corp., 5.5%, A .......................... United States 110,000 12,933,800
Danaher Corp., 4.75%, A ................................ United States 22,500 38,553,975
Danaher Corp., 5%, B .................................. United States 4,652 6,586,069
94,801,794
Machinery 1.3%
Fortive Corp., 5%, A ................................... United States 44,050 43,763,675
Semiconductors & Semiconductor Equipment 1.3%
Broadcom, Inc., 8%, A .................................. United States 28,200 40,874,490
Water Utilities 0.9%
Essential Utilities, Inc., 6% .............................. United States 475,000 28,077,250
Total Convertible Preferred Stocks (Cost $174,013,848) ..........................
207,517,209
Total Long Term Investments (Cost $2,132,113,173) .............................
3,196,944,201
a
Short Term Investments 1.7%
a a
Country Shares
a
Value
a
Money Market Funds 1.0%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 32,889,832 32,889,832
Total Money Market Funds (Cost $32,889,832) ..................................
32,889,832
f
Investments from Cash Collateral Received for
Loaned Securities 0.7%
a a a a a
Money Market Funds 0.6%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 18,317,000 18,317,000

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.1%
g
Joint Repurchase Agreement, BofA Securities, Inc., 0%, 5/03/21
(Maturity Value $4,579,721)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$4,671,320) ........................................ 4,579,721 $ 4,579,721
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $22,896,721) ...........................................................
22,896,721
Total Short Term Investments (Cost $55,786,553 ) ................................
55,786,553
a
Total Investments (Cost $2,187,899,726) 100.6% ................................
$3,252,730,754
Other Assets, less Liabilities (0.6)% ...........................................
(20,939,813)
Net Assets 100.0% ...........................................................
$3,231,790,941
See Abbreviations on page 76 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is on loan at April 30, 2021. See Note 1(f).
b
See Note 1(e) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2021, the aggregate value of these securities was $298,017,518, representing 9.2% of net assets.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(f) regarding securities on loan.
g
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.73 $12.80 $11.89 $12.36 $11.65 $11.40
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.31 0.29 0.27 0.33 0.30
Net realized and unrealized gains (losses) 1.93 (0.44) 1.17 (0.16) 0.91 0.31
Total from investment operations ........ 2.09 (0.13) 1.46 0.11 1.24 0.61
Less distributions from:
Net investment income .............. (0.24) (0.46) (0.41) (0.38) (0.36) (0.36)
Net realized gains ................. (0.09) (0.48) (0.14) (0.20) (0.17) (—)
c
Total distributions ................... (0.33) (0.94) (0.55) (0.58) (0.53) (0.36)
Net asset value, end of period .......... $13.49 $11.73 $12.80 $11.89 $12.36 $11.65
Total return
d
....................... 17.93% (1.06)% 12.64% 0.89% 10.88% 5.54%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.91% 0.93% 0.96% 1.02% 1.02% 1.02%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.91%
g
0.91% 0.94% 1.01% 1.00% 1.01%
Net investment income ............... 2.46% 2.55% 2.36% 2.22% 2.72% 2.62%
Supplemental data
Net assets, end of period (000’s) ........ $3,333,888 $2,860,390 $2,966,899 $2,586,246 $2,646,599 $2,532,459
Portfolio turnover rate ................ 20.30% 64.69% 53.02% 63.64% 34.99% 46.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.61 $12.67 $11.78 $12.25 $11.55 $11.31
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.22 0.20 0.19 0.24 0.21
Net realized and unrealized gains (losses) 1.91 (0.43) 1.15 (0.17) 0.90 0.31
Total from investment operations ........ 2.02 (0.21) 1.35 0.02 1.14 0.52
Less distributions from:
Net investment income .............. (0.19) (0.37) (0.32) (0.29) (0.27) (0.28)
Net realized gains ................. (0.09) (0.48) (0.14) (0.20) (0.17) (—)
c
Total distributions ................... (0.28) (0.85) (0.46) (0.49) (0.44) (0.28)
Net asset value, end of period .......... $13.35 $11.61 $12.67 $11.78 $12.25 $11.55
Total return
d
....................... 17.49% (1.79)% 11.79% 0.14% 10.06% 4.73%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.66% 1.68% 1.71% 1.76% 1.77% 1.77%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.66%
g
1.66% 1.69% 1.75% 1.75% 1.76%
Net investment income ............... 1.73% 1.84% 1.61% 1.48% 1.97% 1.87%
Supplemental data
Net assets, end of period (000’s) ........ $344,602 $341,521 $491,751 $493,762 $633,108 $630,110
Portfolio turnover rate ................ 20.30% 64.69% 53.02% 63.64% 34.99% 46.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.76 $12.84 $11.92 $12.39 $11.67 $11.42
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.28 0.26 0.26 0.30 0.27
Net realized and unrealized gains (losses) 1.95 (0.45) 1.18 (0.18) 0.92 0.32
Total from investment operations ........ 2.09 (0.17) 1.44 0.08 1.22 0.59
Less distributions from:
Net investment income .............. (0.22) (0.43) (0.38) (0.35) (0.33) (0.34)
Net realized gains ................. (0.09) (0.48) (0.14) (0.20) (0.17) (—)
c
Total distributions ................... (0.31) (0.91) (0.52) (0.55) (0.50) (0.34)
Net asset value, end of period .......... $13.54 $11.76 $12.84 $11.92 $12.39 $11.67
Total return
d
....................... 17.92% (1.38)% 12.43% 0.63% 10.66% 5.28%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.16% 1.18% 1.21% 1.27% 1.27% 1.27%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.16%
g
1.16% 1.19% 1.26% 1.25% 1.26%
Net investment income ............... 2.23% 2.33% 2.11% 1.97% 2.47% 2.37%
Supplemental data
Net assets, end of period (000’s) ........ $3,341 $3,093 $4,081 $3,371 $4,763 $4,482
Portfolio turnover rate ................ 20.30% 64.69% 53.02% 63.64% 34.99% 46.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
`
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.76 $12.85 $11.93 $12.39 $11.67 $11.42
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.35 0.33 0.31 0.41 0.34
Net realized and unrealized gains (losses) 1.95 (0.45) 1.18 (0.14) 0.88 0.31
Total from investment operations ........ 2.13 (0.10) 1.51 0.17 1.29 0.65
Less distributions from:
Net investment income .............. (0.26) (0.51) (0.45) (0.43) (0.40) (0.40)
Net realized gains ................. (0.09) (0.48) (0.14) (0.20) (0.17) (—)
c
Total distributions ................... (0.35) (0.99) (0.59) (0.63) (0.57) (0.40)
Net asset value, end of period .......... $13.54 $11.76 $12.85 $11.93 $12.39 $11.67
Total return
d
....................... 18.25% (0.86)% 13.14% 1.23% 11.33% 5.90%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.60% 0.60% 0.63% 0.68% 0.71% 0.73%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.59% 0.58% 0.61% 0.66% 0.64% 0.66%
Net investment income ............... 2.79% 2.87% 2.69% 2.56% 3.08% 2.97%
Supplemental data
Net assets, end of period (000’s) ........ $178,359 $155,563 $159,877 $138,923 $342 $233
Portfolio turnover rate ................ 20.30% 64.69% 53.02% 63.64% 34.99% 46.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.76 $12.84 $11.92 $12.39 $11.67 $11.42
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.34 0.32 0.30 0.35 0.29
Net realized and unrealized gains (losses) 1.94 (0.44) 1.18 (0.16) 0.93 0.35
Total from investment operations ........ 2.11 (0.10) 1.50 0.14 1.28 0.64
Less distributions from:
Net investment income .............. (0.25) (0.50) (0.44) (0.41) (0.39) (0.39)
Net realized gains ................. (0.09) (0.48) (0.14) (0.20) (0.17) (—)
c
Total distributions ................... (0.34) (0.98) (0.58) (0.61) (0.56) (0.39)
Net asset value, end of period .......... $13.53 $11.76 $12.84 $11.92 $12.39 $11.67
Total return
d
....................... 18.12% (0.86)% 12.96% 1.14% 11.21% 5.79%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.67% 0.68% 0.71% 0.77% 0.77% 0.77%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.67%
g
0.66% 0.69% 0.76% 0.75% 0.76%
Net investment income ............... 2.72% 2.79% 2.61% 2.47% 2.97% 2.87%
Supplemental data
Net assets, end of period (000’s) ........ $200,519 $166,947 $180,882 $124,265 $243,674 $138,111
Portfolio turnover rate ................ 20.30% 64.69% 53.02% 63.64% 34.99% 46.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Statement of Investments (unaudited), April 30, 2021
Franklin Managed Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a a
Country Shares
a
Value
a a a a a a
Common Stocks 41.9%
Aerospace & Defense 1.1%
Lockheed Martin Corp. ................................. United States 75,000 $ 28,542,000
Northrop Grumman Corp. ............................... United States 42,900 15,205,476
43,747,476
Air Freight & Logistics 0.9%
United Parcel Service, Inc., B ............................ United States 175,000 35,675,500
Banks 7.4%
Bank of America Corp. ................................. United States 2,150,000 87,139,500
Citigroup, Inc. ........................................ United States 350,000 24,934,000
JPMorgan Chase & Co. ................................. United States 650,000 99,976,500
Truist Financial Corp. .................................. United States 700,100 41,522,931
US Bancorp ......................................... United States 800,000 47,480,000
301,052,931
Beverages 2.3%
Coca-Cola Co. (The) ................................... United States 785,000 42,374,300
PepsiCo, Inc. ........................................ United States 350,000 50,456,000
92,830,300
Biotechnology 1.3%
AbbVie, Inc. ......................................... United States 475,000 52,962,500
Capital Markets 0.7%
Morgan Stanley ....................................... United States 350,000 28,892,500
Chemicals 0.4%
Air Products and Chemicals, Inc. .......................... United States 50,000 14,424,000
Diversified Telecommunication Services 2.5%
BCE, Inc. ........................................... Canada 450,000 21,269,066
Deutsche Telekom AG .................................. Germany 1,200,000 23,095,025
Verizon Communications, Inc. ............................ United States 1,000,000 57,790,000
102,154,091
Electric Utilities 3.1%
Duke Energy Corp. .................................... United States 450,000 45,310,500
Edison International ................................... United States 500,000 29,725,000
FirstEnergy Corp. ..................................... United States 1,000,000 37,920,000
Southern Co. (The) .................................... United States 175,000 11,579,750
124,535,250
Food Products 0.7%
Nestle SA ........................................... Switzerland 250,000 29,687,500
Health Care Providers & Services 2.3%
CVS Health Corp. ..................................... United States 520,000 39,728,000
Quest Diagnostics, Inc. ................................. United States 400,000 52,752,000
92,480,000
Household Products 2.0%
Procter & Gamble Co. (The) ............................. United States 600,000 80,052,000
Industrial Conglomerates 1.6%
Honeywell International, Inc. ............................. United States 300,000 66,912,000
Insurance 0.4%
Travelers Cos., Inc. (The) ............................... United States 100,000 15,466,000
IT Services 0.7%
International Business Machines Corp. ..................... United States 200,000 28,376,000

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multiline Retail 0.5%
Target Corp. ......................................... United States 100,000 $ 20,726,000
Multi-Utilities 2.7%
Dominion Energy, Inc. .................................. United States 500,000 39,950,000
DTE Energy Co. ...................................... United States 200,000 28,004,000
Sempra Energy ....................................... United States 300,000 41,271,000
109,225,000
Oil, Gas & Consumable Fuels 4.1%
BP plc, ADR ......................................... United Kingdom 500,000 12,580,000
Chevron Corp. ....................................... United States 500,000 51,535,000
Exxon Mobil Corp. ..................................... United States 1,250,000 71,550,000
Royal Dutch Shell plc, ADR, A ............................ Netherlands 350,000 13,300,000
TOTAL SE, ADR ...................................... France 400,000 17,712,000
166,677,000
Personal Products 0.6%
Unilever plc .......................................... United Kingdom 400,000 23,431,695
Pharmaceuticals 4.3%
a
AstraZeneca plc, ADR .................................. United Kingdom 550,000 29,188,500
Bristol-Myers Squibb Co. ................................ United States 600,000 37,452,000
Eli Lilly & Co. ........................................ United States 125,000 22,846,250
Johnson & Johnson ................................... United States 250,000 40,682,500
Merck & Co., Inc. ..................................... United States 600,000 44,700,000
174,869,250
Road & Rail 1.1%
Union Pacific Corp. .................................... United States 205,000 45,528,450
Specialty Retail 1.2%
Home Depot, Inc. (The) ................................. United States 150,000 48,550,500
Total Common Stocks (Cost $1,313,483,917) ....................................
1,698,255,943
Management Investment Companies 2.6%
Capital Markets 2.6%
b
Franklin FTSE United Kingdom ETF ....................... United States 1,500,000 37,170,000
a,b
Franklin Liberty Systematic Style Premia ETF ................ United States 1,175,000 23,312,000
b
Franklin Liberty U.S. Low Volatility ETF ..................... United States 1,000,000 45,817,800
106,299,800
Total Management Investment Companies (Cost $100,268,313) ...................
106,299,800
c
Equity-Linked Securities 17.1%
Aerospace & Defense 1.6%
d
Societe Generale SA into Raytheon Technologies Corp., 144A, 8%,
6/01/21 ........................................... United States 832,000 66,242,151
Capital Markets 1.7%
d
Credit Suisse AG into Charles Schwab Corp. (The), 144A, 6.5%,
5/18/21 ........................................... United States 1,007,000 51,981,234
d
UBS AG into Morgan Stanley, 144A, 8.5%, 2/11/22 ............ United States 220,000 17,835,375
69,816,609
Chemicals 0.6%
d
National Bank of Canada into Air Products and Chemicals, Inc.,
144A, 8.5%, 4/13/22 ................................. United States 86,000 25,185,567
Communications Equipment 1.4%
d
Royal Bank of Canada into Cisco Systems, Inc., 144A, 7.5%, 8/04/21 United States 1,077,000 55,006,766

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a a
Country Shares
a
Value
a a a a a a
c
Equity-Linked Securities
(continued)
Energy Equipment & Services 0.6%
d
Royal Bank of Canada into Schlumberger NV, 144A, 10%, 3/01/22 United States 850,000 $ 23,734,652
IT Services 0.8%
d
Barclays Bank plc into Fidelity National Information Services, Inc.,
144A, 7.5%, 6/02/21 ................................. United States 222,000 33,924,863
Media 0.9%
d
Merrill Lynch International & Co. CV into Comcast Corp., 144A, 7%,
8/09/21 ........................................... United States 744,000 36,585,470
Multiline Retail 0.8%
d
Societe Generale SA into Target Corp., 144A, 8%, 12/20/21 ...... United States 168,000 32,615,340
Pharmaceuticals 1.4%
d
Credit Suisse AG into Pfizer, Inc., 144A, 8%, 8/27/21 ........... United States 1,493,000 58,261,649
Semiconductors & Semiconductor Equipment 5.0%
d
Barclays Bank plc into Intel Corp., 144A, 8%, 8/16/21 .......... United States 1,054,000 62,101,166
d
BNP Paribas Issuance BV into Texas Instruments, Inc., 144A, 8.5%,
6/01/21 ........................................... United States 715,000 99,311,733
d
Royal Bank of Canada into Analog Devices, Inc., 144A, 8%, 2/01/22 United States 246,000 39,441,249
200,854,148
Software 0.8%
d
Merrill Lynch International & Co. CV into Oracle Corp., 144A, 8%,
11/08/21 .......................................... United States 470,000 31,396,583
Technology Hardware, Storage & Peripherals 0.5%
d
BNP Paribas Issuance BV into Apple, Inc., 144A, 10%, 12/22/21 .. United States 164,000 21,582,543
Trading Companies & Distributors 1.0%
d
JPMorgan Chase Bank NA into Fastenal Co., 144A, 7.5%, 12/03/21 United States 770,000 39,745,050
Total Equity-Linked Securities (Cost $617,476,604) ..............................
694,951,391
Convertible Preferred Stocks 10.8%
Capital Markets 0.4%
a
KKR & Co., Inc., 6%, C ................................. United States 200,000 14,996,000
Chemicals 0.6%
a
International Flavors & Fragrances, Inc., 6% ................. United States 500,000 24,775,000
Electric Utilities 3.8%
American Electric Power Co., Inc., 6.125% .................. United States 700,000 35,133,000
NextEra Energy, Inc., 5.279% ............................ United States 1,200,000 60,444,000
Southern Co. (The), 6.75%, 2019 ......................... United States 1,150,000 60,260,000
155,837,000
Health Care Equipment & Supplies 1.8%
Boston Scientific Corp., 5.5%, A .......................... United States 250,000 29,395,000
a
Danaher Corp., 5%, B .................................. United States 30,000 42,472,500
71,867,500
Health Care Technology 0.5%
Change Healthcare, Inc., 6% ............................. United States 250,000 19,135,000
Multi-Utilities 2.6%
Dominion Energy, Inc., 7.25%, A .......................... United States 450,000 46,417,500
DTE Energy Co., 6.25% ................................ United States 750,000 38,055,000
a
Sempra Energy, 6.75%, B ............................... United States 200,000 20,988,000
105,460,500

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Semiconductors & Semiconductor Equipment 1.1%
Broadcom, Inc., 8%, A .................................. United States 32,000 $ 46,382,400
Total Convertible Preferred Stocks (Cost $369,217,386) ..........................
438,453,400
Principal
Amount
*
Corporate Bonds 22.9%
Automobiles 0.3%
General Motors Co. , Senior Note , 5.4% , 10/02/23 .............
United States 10,000,000 11,067,081
Banks 1.6%
Bank of America Corp. ,
Senior Bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28 ... United States 15,000,000 16,256,571
L, Sub. Bond, 4.183%, 11/25/27 ........................ United States 10,000,000 11,193,705
Barclays plc , Senior Bond , 3.65% , 3/16/25 ..................
United Kingdom 15,000,000 16,232,256
Citigroup, Inc. , Sub. Bond , 4.125% , 7/25/28 ..................
United States 20,000,000 22,428,958
66,111,490
Beverages 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond , 4.9% , 2/01/46 ............................ Belgium 10,000,000 11,965,768
Capital Markets 0.8%
Goldman Sachs Group, Inc. (The) , Senior Bond , 3.5% , 11/16/26 ..
United States 15,000,000 16,380,007
Morgan Stanley , Sub. Bond , 4.35% , 9/08/26 .................
United States 15,000,000 16,985,968
33,365,975
Chemicals 0.6%
DuPont de Nemours, Inc. , Senior Note , 4.493% , 11/15/25 .......
United States 20,000,000 22,733,047
Communications Equipment 0.4%
d
CommScope Technologies LLC , Senior Bond , 144A, 5% , 3/15/27 . United States 15,000,000 14,879,063
Consumer Finance 1.2%
Capital One Financial Corp. ,
Senior Bond, 3.75%, 3/09/27 ........................... United States 10,000,000 11,111,014
Sub. Bond, 3.75%, 7/28/26 ............................ United States 10,000,000 10,975,495
Ford Motor Credit Co. LLC , Senior Bond , 5.113% , 5/03/29 .......
United States 25,000,000 27,351,500
49,438,009
Containers & Packaging 0.2%
d
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 10,000,000 9,968,900
Diversified Telecommunication Services 0.6%
d
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5.125% , 5/01/27 ................................ United States 15,000,000 15,720,588
Verizon Communications, Inc. , Senior Bond , 2.55% , 3/21/31 .....
United States 10,000,000 10,032,254
25,752,842
Electric Utilities 0.8%
Duke Energy Corp. , Senior Bond , 3.15% , 8/15/27 .............
United States 10,000,000 10,794,928
d
Vistra Operations Co. LLC , Senior Secured Bond , 144A, 4.3% ,
7/15/29 ........................................... United States 20,000,000 21,056,769
31,851,697
Equity Real Estate Investment Trusts (REITs) 0.4%
American Tower Corp. , Senior Bond , 3.375% , 10/15/26 .........
United States 15,000,000 16,324,480

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Food & Staples Retailing 0.5%
Walmart, Inc. , Senior Bond , 3.25% , 7/08/29 ..................
United States 20,000,000 $ 22,191,484
Food Products 0.4%
d
Post Holdings, Inc. , Senior Bond , 144A, 4.5% , 9/15/31 ......... United States 15,000,000 14,910,750
Health Care Equipment & Supplies 0.3%
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 .......
United States 9,700,000 11,054,793
Health Care Providers & Services 4.8%
Centene Corp. ,
Senior Bond, 3%, 10/15/30 ............................ United States 15,000,000 14,906,250
Senior Note, 4.625%, 12/15/29 ......................... United States 20,000,000 21,676,900
d
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 8.125%, 6/30/24 .................... United States 6,000,000 6,277,500
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 20,000,000 20,929,100
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 25,000,000 26,401,750
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 25,000,000 26,968,750
Cigna Corp. ,
Senior Note, 3.75%, 7/15/23 ........................... United States 7,216,000 7,707,791
Senior Note, 3.4%, 3/01/27 ............................ United States 15,000,000 16,400,048
CVS Health Corp. ,
Senior Bond, 3.875%, 7/20/25 .......................... United States 15,000,000 16,629,081
Senior Bond, 5.05%, 3/25/48 ........................... United States 15,000,000 18,474,450
Tenet Healthcare Corp. , Senior Secured Note , 4.625% , 7/15/24 ...
United States 17,000,000 17,277,950
193,649,570
Hotels, Restaurants & Leisure 0.8%
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 10,000,000 10,440,641
d
Vail Resorts, Inc. , Senior Note , 144A, 6.25% , 5/15/25 .......... United States 10,000,000 10,625,000
d
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 10,000,000 10,691,050
31,756,691
Insurance 0.4%
d
Liberty Mutual Group, Inc. , Senior Note , 144A, 4.95% , 5/01/22 ... United States 7,100,000 7,408,803
Prudential Financial, Inc. , Junior Sub. Bond , 3.7% to 10/01/30, FRN
thereafter , 10/01/50 .................................. United States 10,000,000 10,337,500
17,746,303
IT Services 0.6%
Fiserv, Inc. , Senior Bond , 4.2% , 10/01/28 ...................
United States 20,000,000 22,720,165
Machinery 0.2%
CNH Industrial NV , Senior Bond , 3.85% , 11/15/27 .............
United Kingdom 7,500,000 8,326,285
Media 0.3%
DISH DBS Corp. , Senior Note , 5.875% , 7/15/22 ..............
United States 12,000,000 12,579,000
Metals & Mining 0.8%
d
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 9.875% , 10/17/25 United States 6,620,000 7,778,500
d
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 15,000,000 15,601,650
Freeport-McMoRan, Inc. , Senior Bond , 5.25% , 9/01/29 .........
United States 10,000,000 11,099,150
34,479,300
Multiline Retail 0.3%
Dollar General Corp. , Senior Bond , 3.875% , 4/15/27 ...........
United States 10,000,000 11,216,478

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 0.7%
d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ........................ United States 15,000,000 $ 16,380,600
Occidental Petroleum Corp. , Senior Note , 6.375% , 9/01/28 ......
United States 10,000,000 11,212,900
27,593,500
Pharmaceuticals 2.7%
d
Bausch Health Cos., Inc. ,
Senior Note, 144A, 5%, 2/15/29 ........................ United States 10,000,000 10,027,900
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 10,000,000 10,325,000
d
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 15,000,000 16,755,575
Bristol-Myers Squibb Co. , Senior Note , 3.4% , 7/26/29 ..........
United States 10,000,000 11,039,672
d
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 15,000,000 14,868,750
d
Jazz Securities DAC , Senior Secured Note , 144A, 4.375% , 1/15/29 United States 25,000,000 25,593,750
Mylan, Inc. , Senior Note , 4.55% , 4/15/28 ....................
United States 19,000,000 21,575,859
110,186,506
Road & Rail 0.5%
d
Ashtead Capital, Inc. , Senior Note , 144A, 4.125% , 8/15/25 ...... United Kingdom 21,000,000 21,630,000
Semiconductors & Semiconductor Equipment 0.4%
Microchip Technology, Inc. , Senior Secured Note , 4.333% , 6/01/23
United States 15,000,000 16,091,153
Tobacco 0.8%
BAT Capital Corp. , Senior Note , 3.557% , 8/15/27 .............
United Kingdom 15,000,000 15,990,105
Reynolds American, Inc. , Senior Bond , 4.45% , 6/12/25 .........
United Kingdom 15,000,000 16,706,882
32,696,987
Wireless Telecommunication Services 1.2%
Sprint Corp. , Senior Note , 7.625% , 2/15/25 ..................
United States 10,000,000 11,887,500
d
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 4.738% ,
9/20/29 ........................................... United States 7,500,000 8,053,125
d
T-Mobile USA, Inc. , Senior Secured Bond , 144A, 3.875% , 4/15/30 . United States 25,000,000 27,263,750
47,204,375
Total Corporate Bonds (Cost $850,779,152) .....................................
929,491,692
U.S. Government and Agency Securities 1.9%
U.S. Treasury Notes ,
2.75%, 9/15/21 ..................................... United States 25,000,000 25,250,930
2.875%, 10/31/23 .................................... United States 50,000,000 53,273,437
Total U.S. Government and Agency Securities (Cost $74,939,809) .................
78,524,367
Asset-Backed Securities 0.6%
Airlines 0.6%
United Airlines Pass-Through Trust ,
2020-1, A, 5.875%, 10/15/27 ........................... United States 9,516,500 10,548,410
2020-1, B, 4.875%, 7/15/27 ............................ United States 11,646,000 12,183,779
22,732,189
a a a a a a
Total Asset-Backed Securities (Cost $21,162,500) ...............................
22,732,189
Mortgage-Backed Securities 0.8%
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 1,979,501 2,161,317

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate 0.8%
GNMA II, Single-family, 30 Year, 3%, 1/20/51 ................. United States 30,589,346 $ 32,039,585
Total Mortgage-Backed Securities (Cost $34,727,262) ............................
34,200,902
Total Long Term Investments (Cost $3,382,054,943) .............................
4,002,909,684
a
Short Term Investments 1.5%
a a
Country Shares
a
Value
a
Money Market Funds 1.2%
b,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 47,004,418 47,004,418
Total Money Market Funds (Cost $47,004,418) ..................................
47,004,418
f
Investments from Cash Collateral Received for
Loaned Securities 0.3%
a a a a a
Money Market Funds 0.2%
b,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 8,000,000 8,000,000
Principal
Amount
*
Repurchase Agreements 0.1%
g
Joint Repurchase Agreement, BofA Securities, Inc., 0%, 5/03/21
(Maturity Value $4,074,758)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$4,156,257) ........................................ 4,074,758 4,074,758
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $12,074,758) ...........................................................
12,074,758
Total Short Term Investments (Cost $59,079,176 ) ................................
59,079,176
a
Total Investments (Cost $3,441,134,119) 100.1% .................................
$4,061,988,860
Other Assets, less Liabilities (0.1)% ...........................................
(1,279,975)
Net Assets 100.0% ...........................................................
$4,060,708,885
See Abbreviations on page 76 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is on loan at April 30, 2021. See Note 1(f).
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
See Note 1(e) regarding equity-linked securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2021, the aggregate value of these securities was $1,055,068,014, representing 26.0% of net assets.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(f) regarding securities on loan.
g
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
April 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $4,055,233,273 $2,132,113,173 $3,281,786,630
Cost - Controlled affiliates (Note 3f) .......................... — — 66,567,063
Cost - Non-controlled affiliates (Note 3f) ...................... 59,071,613 51,206,832 88,705,668
Cost - Unaffiliated repurchase agreements .................... 7,178,301 4,579,721 4,074,758
Value - Unaffiliated issuers (Includes securities loaned of $39,260,433,
$22,036,934 and $31,847,980 respectively) ................... $5,198,904,231 $3,196,944,201 $3,896,609,884
Value - Controlled affiliates (Note 3f) ......................... — — 69,129,800
Value - Non-controlled affiliates (Note 3f) ...................... 59,071,613 51,206,832 92,174,418
Value - Unaffiliated repurchase agreements .................... 7,178,301 4,579,721 4,074,758
Cash .................................................. — 398,012 —
Receivables:
Investment securities sold ................................. — 3,306,990 —
Capital shares sold ...................................... 5,445,318 4,079,614 3,239,128
Dividends and interest ................................... 11,284,620 3,995,378 14,792,231
European Union tax reclaims (Note 1 g ) ....................... — 554,592 847,551
Total assets ........................................ 5,281,884,083 3,265,065,340 4,080,867,770
Liabilities:
Payables:
Investment securities purchased ............................ — 4,811,651 —
Capital shares redeemed ................................. 7,782,599 3,067,850 4,444,554
Management fees ....................................... 1,981,595 1,204,944 1,872,508
Distribution fees ........................................ 528,082 688,218 964,513
Transfer agent fees ...................................... 670,129 445,004 539,099
Payable upon return of securities loaned (Note 1 f ) ................ 35,889,301 22,896,721 12,074,758
Accrued expenses and other liabilities ......................... 236,801 160,011 263,453
Total liabilities ....................................... 47,088,507 33,274,399 20,158,885
Net assets, at value ............................... $5,234,795,576 $3,231,790,941 $4,060,708,885
Net assets consist of:
Paid-in capital ........................................... $3,426,023,313 $2,040,054,571 $3,345,605,412
Total distributable earnings (losses) ........................... 1,808,772,263 1,191,736,370 715,103,473
Net assets, at value ............................... $5,234,795,576 $3,231,790,941 $4,060,708,885

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Class A:
Net assets, at value ..................................... $1,581,098,247 $2,562,204,074 $3,333,887,594
Shares outstanding ...................................... 53,411,569 84,804,292 247,051,663
Net asset value per share
a
................................ $29.60 $30.21 $13.49
Maximum offering price per share (net asset value per share ÷ 94.50%,
94.50% and 94.50%, respectively) .......................... $31.32 $31.97 $14.28
Class C:
Net assets, at value ..................................... $243,665,746 $209,685,524 $344,602,170
Shares outstanding ...................................... 8,386,358 6,997,106 25,804,998
Net asset value and maximum offering price per share
a
........... $29.06 $29.97 $13.35
Class R:
Net assets, at value ..................................... $— $8,372,116 $3,340,534
Shares outstanding ...................................... — 276,971 246,796
Net asset value and maximum offering price per share ........... $— $30.23 $13.54
Class R6:
Net assets, at value ..................................... $128,423,944 $132,096,230 $178,359,397
Shares outstanding ...................................... 4,305,582 4,363,447 13,173,936
Net asset value and maximum offering price per share ........... $29.83 $30.27 $13.54
Advisor Class:
Net assets, at value ..................................... $3,281,607,639 $319,432,997 $200,519,190
Shares outstanding ...................................... 110,836,203 10,555,357 14,820,867
Net asset value and maximum offering price per share ........... $29.61 $30.26 $13.53
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
for the six months ended April 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Investment income:
Dividends: (net of foreign taxes of $–, $508,032 and $249,987, respectively)
Unaffiliated issuers ...................................... $23,773,391 $36,590,827 $38,723,404
Controlled affiliates (Note 3f) ............................... — — 347,154
Non-controlled affiliates (Note 3f) ........................... 1,502 613 416,084
Interest:
Unaffiliated issuers ...................................... 15,188,377 685,830 24,865,562
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 115,140 6,440 23,820
Non-controlled affiliates (Note 3 f ) ........................... 411 132 48
Other income (Note 1 g ) .................................... — 4,675 237,945
Total investment income ................................. 39,078,821 37,288,517 64,614,017
Expenses:
Management fees (Note 3 a ) ................................. 11,701,295 6,667,255 10,480,554
Distribution fees: (Note 3c )
    Class A .............................................. 1,944,882 2,842,844 3,909,207
    Class C .............................................. 1,252,218 945,327 1,728,003
    Class R .............................................. — 17,593 7,866
Transfer agent fees: (Note 3e )
    Class A .............................................. 738,490 1,269,235 1,573,138
    Class C .............................................. 118,893 105,511 174,979
    Class R .............................................. — 4,031 1,589
    Class R6 ............................................. 33,096 25,928 31,092
    Advisor Class .......................................... 1,495,877 150,531 92,168
Custodian fees (Note 4 ) .................................... 12,409 9,329 15,762
Reports to shareholders .................................... 134,435 96,262 138,060
Registration and filing fees .................................. 61,152 71,301 87,928
Professional fees ......................................... 38,244 39,286 40,506
Trustees' fees and expenses ................................ 20,445 12,693 19,452
Other .................................................. 41,032 26,011 37,726
Total expenses ....................................... 17,592,468 12,283,137 18,338,030
Expense reductions (Note 4 ) ............................. (227) (106) (16,254)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (67,982) (23,767) (144,145)
Net expenses ....................................... 17,524,259 12,259,264 18,177,631
Net investment income .............................. 21,554,562 25,029,253 46,436,386

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended April 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 694,684,649 130,103,654 121,327,284
Written options ......................................... — — 4,401,972
Foreign currency transactions .............................. — (33,280) (66,988)
Capital gain distributions from management investment companies:
Non-controlled affiliates (Note 3 f ) .......................... — — 1,805,826
Net realized gain (loss) ................................ 694,684,649 130,070,374 127,468,094
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 238,842,427 515,144,986 438,300,734
Controlled affiliates (Note 3f) ............................. — — 5,711,195
Non-controlled affiliates (Note 3f) .......................... — — 9,500,850
Translation of other assets and liabilities denominated in foreign currencies ........................................... — 34,716 36,543
Written options ......................................... — — 37,871
Net change in unrealized appreciation (depreciation) .......... 238,842,427 515,179,702 453,587,193
Net realized and unrealized gain (loss) .......................... 933,527,076 645,250,076 581,055,287
Net increase (decrease) in net assets resulting from operations ........ $955,081,638 $670,279,329 $627,491,673

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
Franklin Convertible Securities Fund Franklin Equity Income Fund
Six Months Ended
April 30, 2021
(unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021
(unaudited)
Year Ended
October 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $21,554,562 $42,939,240 $25,029,253 $47,722,036
Net realized gain (loss) ............ 694,684,649 564,693,488 130,070,374 35,390,855
Net change in unrealized appreciation
(depreciation) ................. 238,842,427 507,214,078 515,179,702 (149,216,848)
Net increase (decrease) in net
assets resulting from operations . 955,081,638 1,114,846,806 670,279,329 (66,103,957)
Distributions to shareholders:
Class A ........................ (157,578,834) (100,126,924) (42,933,562) (108,336,733)
Class C ........................ (25,406,482) (19,635,749) (2,885,956) (9,211,870)
Class R ........................ — — (125,693) (349,918)
Class R6 ....................... (13,419,797) (8,435,869) (2,341,678) (5,610,985)
Advisor Class ................... (320,636,812) (205,378,395) (5,278,018) (10,606,257)
Total distributions to shareholders ..... (517,041,925) (333,576,937) (53,564,907) (134,115,763)
Capital share transactions: (Note 2 )
Class A ........................ 60,704,414 (32,527,936) 116,537,296 97,596,429
Class C ........................ (11,866,700) (71,327,737) 7,174,371 (30,492,088)
Class R ........................ — — 1,039,347 (937,037)
Class R6 ....................... 3,305,440 42,503,124 9,612,007 9,077,163
Advisor Class ................... 238,329,658 (70,863,853) 42,299,908 59,317,042
Total capital share transactions ....... 290,472,812 (132,216,402) 176,662,929 134,561,509
Net increase (decrease) in net
assets ..................... 728,512,525 649,053,467 793,377,351 (65,658,211)
Net assets:
Beginning of period ................ 4,506,283,051 3,857,229,584 2,438,413,590 2,504,071,801
End of period ..................... $5,234,795,576 $4,506,283,051 $3,231,790,941 $2,438,413,590

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
Franklin Managed Income Fund
Six Months Ended
April 30, 2021
(unaudited)
Year Ended
October 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $46,436,386 $91,288,516
Net realized gain (loss) ................................................. 127,468,094 74,815,248
Net change in unrealized appreciation (depreciation) ........................... 453,587,193 (218,412,724)
Net increase (decrease) in net assets resulting from operations ................ 627,491,673 (52,308,960)
Distributions to shareholders:
Class A ............................................................. (79,015,835) (224,726,464)
Class C ............................................................. (7,598,603) (31,740,281)
Class R ............................................................. (76,650) (279,688)
Class R6 ............................................................ (4,512,297) (12,745,644)
Advisor Class ........................................................ (4,884,543) (14,013,214)
Total distributions to shareholders .......................................... (96,087,928) (283,505,291)
Capital share transactions: (Note 2 )
Class A ............................................................. 40,387,892 158,395,068
Class C ............................................................. (46,086,360) (109,248,688)
Class R ............................................................. (201,587) (658,458)
Class R6 ............................................................ (551,306) 10,102,120
Advisor Class ........................................................ 8,242,674 1,247,711
Total capital share transactions ............................................ 1,791,313 59,837,753
Net increase (decrease) in net assets ................................... 533,195,058 (275,976,498)
Net assets:
Beginning of period ..................................................... 3,527,513,827 3,803,490,325
End of period .......................................................... $4,060,708,885 $3,527,513,827

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of seven
separate funds, three of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Class C shares automatically convert to Class
A shares after they have been held for 10 years. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Franklin Convertible Securities Fund closed to new investors with limited exceptions on August 29, 2018.
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Managed Income Fund
Franklin Equity Income Fund
Class A, Class C, Class R6 & Advisor Class
Franklin Convertible Securities Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE) whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt and certain preferred securities generally trade in the
OTC market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential
for these differences, an independent pricing service may
be used to adjust the value of the Funds' securities to the
latest indications of fair value at 4 p.m. Eastern time. At
April 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end,
as indicated in the Statements of Investments, had been
entered into on April 30, 2021.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage and/or gain exposure
to equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or
units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 9 regarding other derivative information.
e. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
f. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds, and/or a joint repurchase agreement in the Statements of Assets and
Liabilities. Additionally, the Franklin Convertible Securities
Fund and Franklin Managed Income received $4,397,254
and $23,684,467 respectively, in U.S. Government and
Agency securities as collateral. These securities received
as collateral are held in segregated accounts with the
Funds’ custodian. The Fund cannot repledge or resell
these securities received as collateral. As such, the non-
cash collateral is excluded from the Statements of Assets
and Liabilities. The Fund may receive income from the
investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statements of
Operations. The Fund bears the market risk with respect
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
g. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). Income recognized, if
any, for EU reclaims is reflected as other income in the
Statements of Operations and any related receivable, if
any, is reflected as European Union tax reclaims in the
Statements of Assets and Liabilities. When uncertainty
exists as to the ultimate resolution of these proceedings,
the likelihood of receipt of these EU reclaims, and the
potential timing of payment, no amounts are reflected in
the financial statements. For U.S. income tax purposes, EU
reclaims received by the Funds, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions
or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized
as income over the expected term of the loan. Dividend
income and capital gain distributions by Underlying Funds
are recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
The Franklin Managed Income Fund employs a managed
distribution policy. Under this policy, the fund will distribute level monthly distributions in any given year regardless of
the performance of the fund; however, the twelfth monthly
payment may be greater than the initially anticipated amount if additional income or capital gains are required to be
distributed. These distributions may include income and
capital gains generated by the Fund, as well as a possible
return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted
higher or lower from year to year in response to market
conditions. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
f. Securities Lending
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At April 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2021
Shares sold
a
................................... 2,493,957 $72,962,140 9,018,411 $252,063,726
Shares issued in reinvestment of distributions .......... 5,330,367 148,577,518 1,528,354 41,967,683
Shares redeemed ............................... (5,536,029) (160,835,244) (6,404,727) (177,494,113)
Net increase (decrease) .......................... 2,288,295 $60,704,414 4,142,038 $116,537,296
Year ended October 31, 2020
Shares sold
a
................................... 5,850,734 $139,679,271 15,203,458 $367,436,854
Shares issued in reinvestment of distributions .......... 4,470,194 95,912,693 4,273,011 105,999,994
Shares redeemed ............................... (12,063,859) (268,119,900) (15,752,185) (375,840,419)
Net increase (decrease) .......................... (1,742,931) $(32,527,936) 3,724,284 $97,596,429
Class C
Class C Shares:
Six Months ended April 30, 2021
Shares sold ................................... 244,306 $6,980,306 1,334,902 $36,702,108
Shares issued in reinvestment of distributions .......... 888,773 24,309,964 105,176 2,857,900
Shares redeemed
a
.............................. (1,498,417) (43,156,970) (1,171,539) (32,385,637)
Net increase (decrease) .......................... (365,338) $(11,866,700) 268,539 $7,174,371
Year ended October 31, 2020
Shares sold ................................... 619,567 $14,330,154 1,933,557 $47,371,567
Shares issued in reinvestment of distributions .......... 809,713 17,051,309 357,077 8,915,280
Shares redeemed
a
.............................. (4,440,559) (102,709,200) (3,588,237) (86,778,935)
Net increase (decrease) .......................... (3,011,279) $(71,327,737) (1,297,603) $(30,492,088)
Class R
Class R Shares:
Six Months ended April 30, 2021
Shares sold ................................... — $— 46,337 $1,273,766
Shares issued in reinvestment of distributions .......... — — 4,566 125,447
Shares redeemed ............................... — — (13,008) (359,866)
Net increase (decrease) .......................... — $— 37,895 $1,039,347
Year ended October 31, 2020
Shares sold ................................... — $— 31,941 $797,707
Shares issued in reinvestment of distributions .......... — — 13,393 334,537
Shares redeemed ............................... — — (83,928) (2,069,281)
Net increase (decrease) .......................... — $— (38,594) $(937,037)
Class R6

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended April 30, 2021
Shares sold ................................... 770,212 $22,423,937 831,227 $23,210,467
Shares issued in reinvestment of distributions .......... 472,375 13,265,883 69,022 1,900,738
Shares redeemed ............................... (1,100,624) (32,384,380) (556,910) (15,499,198)
Net increase (decrease) .......................... 141,963 $3,305,440 343,339 $9,612,007
Year ended October 31, 2020
Shares sold ................................... 3,267,482 $75,404,210 1,357,448 $33,390,556
Shares issued in reinvestment of distributions .......... 388,985 8,411,655 180,063 4,449,934
Shares redeemed ............................... (1,817,799) (41,312,741) (1,184,933) (28,763,327)
Net increase (decrease) .......................... 1,838,668 $42,503,124 352,578 $9,077,163
Advisor Class
Advisor Class Shares:
Six Months ended April 30, 2021
Shares sold ................................... 13,726,327 $400,611,267 2,614,601 $72,889,023
Shares issued in reinvestment of distributions .......... 9,715,774 270,920,915 182,512 5,029,743
Shares redeemed ............................... (14,904,653) (433,202,524) (1,283,054) (35,618,858)
Net increase (decrease) .......................... 8,537,448 $238,329,658 1,514,059 $42,299,908
Year ended October 31, 2020
Shares sold ................................... 29,352,686 $687,281,747 4,631,310 $110,786,281
Shares issued in reinvestment of distributions .......... 8,255,321 177,255,222 398,372 9,845,978
Shares redeemed ............................... (42,789,544) (935,400,822) (2,600,761) (61,315,217)
Net increase (decrease) .......................... (5,181,537) $(70,863,853) 2,428,921 $59,317,042
Franklin Managed Income Fund
Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2021
Shares sold
a
................................... 17,359,035 $223,230,664
Shares issued in reinvestment of distributions .......... 5,990,556 76,802,878
Shares redeemed ............................... (20,225,869) (259,645,650)
Net increase (decrease) .......................... 3,123,722 $40,387,892
Year ended October 31, 2020
Shares sold
a
................................... 46,128,007 $550,402,800
Shares issued in reinvestment of distributions .......... 17,971,520 219,203,827
Shares redeemed ............................... (51,901,964) (611,211,559)
Net increase (decrease) .......................... 12,197,563 $158,395,068
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Managed Income Fund
Shares Amount
Class C Shares:
Six Months ended April 30, 2021
Shares sold ................................... 1,452,405 $18,547,047
Shares issued in reinvestment of distributions .......... 591,470 7,489,439
Shares redeemed
a
.............................. (5,667,094) (72,122,846)
Net increase (decrease) .......................... (3,623,219) $(46,086,360)
Year ended October 31, 2020
Shares sold ................................... 5,329,297 $62,900,103
Shares issued in reinvestment of distributions .......... 2,513,851 30,475,395
Shares redeemed
a
.............................. (17,214,160) (202,624,186)
Net increase (decrease) .......................... (9,371,012) $(109,248,688)
Class R
Class R Shares:
Six Months ended April 30, 2021
Shares sold ................................... 33,761 $438,874
Shares issued in reinvestment of distributions .......... 5,951 76,455
Shares redeemed ............................... (55,913) (716,916)
Net increase (decrease) .......................... (16,201) $(201,587)
Year ended October 31, 2020
Shares sold ................................... 39,218 $475,079
Shares issued in reinvestment of distributions .......... 22,757 278,538
Shares redeemed ............................... (116,833) (1,412,075)
Net increase (decrease) .......................... (54,858) $(658,458)
Class R6
Class R6 Shares:
Six Months ended April 30, 2021
Shares sold ................................... 1,240,704 $16,074,499
Shares issued in reinvestment of distributions .......... 349,662 4,499,347
Shares redeemed ............................... (1,639,540) (21,125,152)
Net increase (decrease) .......................... (49,174) $(551,306)
Year ended October 31, 2020
Shares sold ................................... 3,106,638 $37,375,347
Shares issued in reinvestment of distributions .......... 1,041,392 12,723,008
Shares redeemed ............................... (3,371,512) (39,996,235)
Net increase (decrease) .......................... 776,518 $10,102,120
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Managed Income Fund pays an investment management fee to Advisers based on the average daily net assets of the
Fund as follows:
Franklin Managed Income Fund
Shares Amount
Advisor Class Shares:
Six Months ended April 30, 2021
Shares sold ................................... 2,472,925 $32,000,658
Shares issued in reinvestment of distributions .......... 331,457 4,262,002
Shares redeemed ............................... (2,184,306) (28,019,986)
Net increase (decrease) .......................... 620,076 $8,242,674
Year ended October 31, 2020
Shares sold ................................... 5,713,128 $68,045,247
Shares issued in reinvestment of distributions .......... 996,705 12,186,523
Shares redeemed ............................... (6,600,817) (78,984,059)
Net increase (decrease) .......................... 109,016 $1,247,711
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.620% Up to and including $250 million
0.595% Over $250 million, up to and including $500 million
0.570% Over $500 million, up to and including $1 billion
0.545% Over $1 billion, up to and including $2.5 billion
0.520% Over $2.5 billion, up to and including $5 billion
0.495% Over $5 billion, up to and including $10 billion
0.470% Over $10 billion, up to and including $15 billion
0.445% Over $15 billion, up to and including $20 billion
0.420% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Convertible Securities Fund and Franklin Equity Income Fund pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:
For the period ended April 30, 2021, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Gross effective investment management fee rate ........ 0.459% 0.466% 0.547%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
For Franklin Managed Income Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended April 30, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.35%
Compensation Plans:
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... —% 0.50% 0.50%
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $20,673 $245,296 $273,258
CDSC retained ........................... $2,841 $12,169 $17,298
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Transfer agent fees ........................ $775,887 $639,361 $792,922
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended April 30, 2021, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $211,356,904 $401,792,022 $(582,788,313) $— $— $30,360,613 30,360,613 $1,502
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $6,200,000 $115,677,000 $(93,166,000) $ — $ — $28,711,000 28,711,000 $411
Total Affiliated Securities .... $217,556,904 $517,469,022 $(675,954,313) $— $— $59,071,613 $1,913
Franklin Equity Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $13,813,242 $311,233,866 $(292,157,276) $— $— $32,889,832 32,889,832 $613
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $14,180,000 $57,219,000 $(53,082,000) $ — $ — $18,317,000 18,317,000 $132
Total Affiliated Securities .... $27,993,242 $368,452,866 $(345,239,276) $— $— $51,206,832 $745
Franklin Managed Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Systematic Style
Premia ETF .............. $25,719,105 $— $— $ — $ (2,407,105) $ 23,312,000 1,175,000 $ 1,805,826
a
Franklin Liberty U.S. Low Volatility
ETF .................... 37,699,500 — — — 8,118,300 45,817,800 1,000,000 347,154
Total Controlled Affiliates .... $63,418,605 $— $— $ — $ 5,711,195 $69,129,800 $ 2,152,980
Non-Controlled Affiliates
Dividends
Franklin FTSE United Kingdom
ETF .................... $27,669,150 $— $— $— $9,500,850 $37,170,000 1,500,000 $415,062
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by Franklin Managed Income Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.68% based on the average net assets of each class until February 28, 2022. Total expenses waived or paid are not subject to recapture subsequent to the
Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until February 28, 2022.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended April 30, 2021, the custodian fees were reduced as noted in the Statements of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Managed Income Fund (continued)
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 28,554,890 626,542,220 (608,092,692) — — 47,004,418 47,004,418 1,022
Total Non-Controlled Affiliates $56,224,040 $626,542,220 $(608,092,692) $ — $ 9,500,850 $84,174,418 $ 416,084
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $2,956,000 $41,970,000 $(36,926,000) — — $8,000,000 8,000,000 $48
Total Affiliated Securities .... $122,598,645 $668,512,220 $(645,018,692) $— $15,212,045 $161,304,218 $2,569,112
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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5. Income Taxes
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU Reclaims, bond discounts and premiums, equity-linked securities and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2021, were as follows:
At April 30, 2021, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
7. Credit Risk
At April 30, 2021, Franklin Convertible Securities Fund and Franklin Managed Income Fund had 84.8% and 9.5%, respectively, of their portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
a a a a
Cost of investments ....................... $4,148,350,972 $2,188,178,576 $3,451,051,741
Unrealized appreciation ..................... $1,194,463,553 $1,079,204,453 $639,757,944
Unrealized depreciation ..................... (77,660,380) (14,652,275) (28,820,825)
Net unrealized appreciation (depreciation) ....... $1,116,803,173 $1,064,552,178 $610,937,119
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Purchases .............................. $1,206,706,308 $559,905,788 $781,747,434
Sales .................................. $1,226,651,268 $419,668,368 $760,914,350
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Securities lending transactions
a
:
Equity investments
b
........................ $35,889,301 $22,896,721 $12,074,758
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Other Derivative Information
For the period ended April 30, 2021, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended April 30, 2021, the average month end notional amount of options contracts represented 688,414 shares.
See Note 1(d) regarding derivative financial instruments.
10. Credit Facility
The Funds together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended April 30, 2021, the Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Managed Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Written options $4,401,972 Written options $37,871
Total ....................... $4,401,972 $37,871

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Convertible Securities Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ 15,178,160 $ — $ — $ 15,178,160
Convertible Preferred Stocks :
Auto Components ...................... 86,549,000 — — 86,549,000
Capital Markets ........................ 101,972,800 — — 101,972,800
Chemicals ........................... 59,075,591 — — 59,075,591
Electric Utilities ........................ 184,486,300 — — 184,486,300
Food Products ........................ 74,340,000 — — 74,340,000
Health Care Equipment & Supplies ......... 112,413,749 — — 112,413,749
Health Care Technology ................. 22,962,000 — — 22,962,000
Life Sciences Tools & Services ............ 81,048,800 — — 81,048,800
Machinery ............................ 34,126,725 — — 34,126,725
Multi-Utilities .......................... 110,400,140 — — 110,400,140
Semiconductors & Semiconductor Equipment . 103,055,895 — — 103,055,895
Water Utilities ......................... 45,514,700 — — 45,514,700
Wireless Telecommunication Services ....... — 56,487,840 — 56,487,840
Convertible Bonds ....................... — 4,111,292,531 — 4,111,292,531
Short Term Investments ................... 59,071,613 7,178,301 — 66,249,914
Total Investments in Securities ........... $1,090,195,473 $4,174,958,672 $— $5,265,154,145
Franklin Equity Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 125,142,260 — — 125,142,260
Air Freight & Logistics ................... 87,048,220 — — 87,048,220
Banks ............................... 369,841,590 — — 369,841,590
Beverages ........................... 122,329,480 — — 122,329,480
Capital Markets ........................ 249,876,530 — — 249,876,530
Chemicals ........................... 76,097,410 28,611,120 — 104,708,530
Commercial Services & Supplies ........... 49,642,100 — — 49,642,100
Communications Equipment .............. 19,091,250 — — 19,091,250
Diversified Telecommunication Services ..... 68,280,610 — — 68,280,610
Electric Utilities ........................ 208,842,452 — — 208,842,452
Electrical Equipment .................... 49,396,275 — — 49,396,275
Equity Real Estate Investment Trusts (REITs) . 42,025,200 — — 42,025,200
Food & Staples Retailing ................. 42,042,955 — — 42,042,955
Food Products ........................ — 6,324,874 — 6,324,874
Health Care Equipment & Supplies ......... 94,655,160 — — 94,655,160
Health Care Providers & Services .......... 73,608,280 — — 73,608,280
Hotels, Restaurants & Leisure ............. 52,645,840 — — 52,645,840
Household Products .................... 78,050,700 — — 78,050,700
Insurance ............................ 19,060,925 — — 19,060,925
IT Services ........................... 17,750,560 — — 17,750,560
Machinery ............................ 40,621,450 — — 40,621,450
Media ............................... 60,922,750 — — 60,922,750
Multiline Retail ........................ 85,494,750 — — 85,494,750
Oil, Gas & Consumable Fuels ............. 154,604,275 — — 154,604,275
11. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Equity Income Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Pharmaceuticals ....................... $ 165,936,050 $ — $ — $ 165,936,050
Road & Rail .......................... 56,825,340 — — 56,825,340
Semiconductors & Semiconductor Equipment . 87,174,930 — — 87,174,930
Software ............................. 54,123,210 — — 54,123,210
Specialty Retail ........................ 84,730,000 — — 84,730,000
Technology Hardware, Storage & Peripherals . 20,612,928 — — 20,612,928
Equity-Linked Securities ................... — 298,017,518 — 298,017,518
Convertible Preferred Stocks ............... 207,517,209 — — 207,517,209
Short Term Investments ................... 51,206,832 4,579,721 — 55,786,553
Total Investments in Securities ........... $2,915,197,521 $337,533,233
a
$— $3,252,730,754
Franklin Managed Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 43,747,476 — — 43,747,476
Air Freight & Logistics ................... 35,675,500 — — 35,675,500
Banks ............................... 301,052,931 — — 301,052,931
Beverages ........................... 92,830,300 — — 92,830,300
Biotechnology ......................... 52,962,500 — — 52,962,500
Capital Markets ........................ 28,892,500 — — 28,892,500
Chemicals ........................... 14,424,000 — — 14,424,000
Diversified Telecommunication Services ..... 79,059,066 23,095,025 — 102,154,091
Electric Utilities ........................ 124,535,250 — — 124,535,250
Food Products ........................ 29,687,500 — — 29,687,500
Health Care Providers & Services .......... 92,480,000 — — 92,480,000
Household Products .................... 80,052,000 — — 80,052,000
Industrial Conglomerates ................ 66,912,000 — — 66,912,000
Insurance ............................ 15,466,000 — — 15,466,000
IT Services ........................... 28,376,000 — — 28,376,000
Multiline Retail ........................ 20,726,000 — — 20,726,000
Multi-Utilities .......................... 109,225,000 — — 109,225,000
Oil, Gas & Consumable Fuels ............. 166,677,000 — — 166,677,000
Personal Products ..................... — 23,431,695 — 23,431,695
Pharmaceuticals ....................... 174,869,250 — — 174,869,250
Road & Rail .......................... 45,528,450 — — 45,528,450
Specialty Retail ........................ 48,550,500 — — 48,550,500
Management Investment Companies ......... 106,299,800 — — 106,299,800
Equity-Linked Securities ................... — 694,951,391 — 694,951,391
Convertible Preferred Stocks ............... 438,453,400 — — 438,453,400
Corporate Bonds ........................ — 929,491,692 — 929,491,692
U.S. Government and Agency Securities ....... — 78,524,367 — 78,524,367
Asset-Backed Securities .................. — 22,732,189 — 22,732,189
Mortgage-Backed Securities ................ — 34,200,902 — 34,200,902
Short Term Investments ................... 55,004,418 4,074,758 — 59,079,176
Total Investments in Securities ........... $2,251,486,841 $1,810,502,019
b
$— $4,061,988,860
a
Includes foreign securities valued at $34,935,994, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $46,526,720, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
11. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association

Franklin Investors Securities Trust
Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Managed Income Fund
(each a Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin Investors Securities
Trust (Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion
of the changing distribution landscape for the Funds.
The Board noted management’s continuing efforts and
expenditures in establishing effective business continuity
plans and developing strategies to address areas of
heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund

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Shareholder Information

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Semiannual Report
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Convertible Securities Fund – The Performance
Universe for the Fund included the Fund and all retail and
institutional convertible securities funds. The Board noted
that the Fund’s annualized income return for the one- and
five-year periods was below the median of its Performance
Universe, but for the three-year period was equal to the
median of its Performance Universe and for the 10-year
period was above the median of its Performance Universe.
The Board also noted that the Fund’s annualized total return for the one-year, three-, five- and 10-year periods was
above the median of its Performance Universe. The Board
concluded that the Fund’s performance was satisfactory.
Franklin Equity Income Fund – The Performance Universe
for the Fund included the Fund and all retail and institutional equity income funds. The Board noted that the Fund’s
annualized income return and annualized total return for
the one-, three-, five- and 10-year periods were above the
medians of its Performance Universe. The Board concluded
that the Fund’s performance was satisfactory.
Franklin Managed Income Fund – The Performance
Universe for the Fund included the Fund and all retail and
institutional mixed-asset target allocation moderate funds.
The Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median and in the first quintile (best) of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the one- and three-year periods was below
the median of its Performance Universe, but for the five- and
10-year periods was above the median of its Performance
Universe. The Board considered that the income-oriented
investment objective of the Fund is the primary focus for the
Fund’s portfolio management team and that the evaluation
of the Fund’s performance relative to the Fund’s peers on an annualized income return basis is consistent with investor
expectations and the Fund’s investment goals. Given the
Fund’s income-oriented investment objective, the Board
concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A
shares for each Fund and for each of the other funds in each respective Expense Group. The Board received a description
of the methodology used by Broadridge to select the mutual
funds included in an Expense Group.

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Franklin Convertible Securities Fund and Franklin Equity
Income Fund – The Expense Group for the Franklin
Convertible Securities Fund included the Fund and nine
other convertible securities funds. The Expense Group for
the Franklin Equity Income Fund included the Fund and
16 other equity income funds. The Board noted that the
Management Rates and actual total expense ratios for the
Funds were below the medians of their respective Expense
Groups. The Board concluded that the Management Rates
charged to the Funds are reasonable.
Franklin Managed Income Fund – The Expense Group for
the Fund included the Fund and eight other mixed-asset
target allocation moderate funds. The Board noted that
the Management Rate for the Fund was slightly above the
median of its Expense Group. The Board also noted that
the actual total expense ratio for the Fund was below the
median and in the second quintile of its Expense Group. The
Board further noted that the actual total expense ratio for the
Fund reflected a fee waiver from management. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Funds’ Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures
by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent,
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, each Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.

Franklin Investors Securities Trust
Shareholder Information

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Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FIST1 S 06/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Investors Securities Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
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(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Investors
Securities Trust
April 30, 2021
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Franklin Adjustable U.S. Government Securi-
ties Fund
Franklin Floating Rate Daily Access Fund
Franklin Low Duration Total Return Fund
Franklin Total Return Fund

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1
Shareholder Letter
Dear Shareholder:
During the six months ended April 30, 2021, the U.S.
economy continued to recover from the effects of the novel
coronavirus (COVID-19) pandemic. U.S. gross domestic
product (GDP) reported for 2020’s third and fourth quarters
showed a substantial recovery from the contraction
experienced in 2020’s first half, based on increased business and residential investment and consumer spending. U.S.
economic growth accelerated during 2021’s first quarter
as the reopening of businesses, widespread COVID-19
vaccinations and federal assistance programs boosted
consumer spending.
Before the reporting period, the U.S. Federal Reserve
lowered the federal funds rate twice in March 2020 and
implemented broad quantitative easing measures to
support credit markets. During the reporting period, the
Federal Reserve held its key rate unchanged at 0.25% and
continued quantitative easing and its adjusted policy since
August to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target. The 10-year
U.S. Treasury yield was 0.88% on October 31, 2020, and it
increased to 1.65% by the end of April 2021.
In this environment, the prices of U.S. stocks, as measured
by the Standard & Poor’s
®
500 Index (S&P 500
®
), rose
27.87%, (the index increasing from 3,269.96 to 4,181.17).
1,2
Investment-grade bonds, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index (Bloomberg Index),
posted a -1.52% total return (an index decrease from
2,365.52 to 2,329.61), which includes reinvestment of
income and distributions.
3
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Investors Securities Trust’s semiannual report,
covering Franklin Adjustable U.S. Government Securities
Fund, Franklin Floating Rate Daily Access Fund, Franklin
Low Duration Total Return Fund and Franklin Total Return
Fund, includes more detail about prevailing conditions and a discussion about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Investors Securities Trust
This letter reflects our analysis and opinions as of April 30,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2021, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: Morningstar. The changes in index prices shown for the S&P 500 do not include reinvestments of income and distributions, which are included in its total return, which was: S&P 500 +28.85% (index total return resulting in an increase from 6,734.84 to 8,678.16).
3. Sources: Morningstar and Bloomberg Barclays indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

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2
Contents
Semiannual Report
Economic and Market Overview 3
Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund 9
Franklin Low Duration Total Return Fund 15
Franklin Total Return Fund 20
Financial Highlights and Statements of Investments 25
Financial Statements 110
Notes to Financial Statements 117
Shareholder Information 152
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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SEMIANNUAL REPORT
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index, posted negative total
returns during the six months ended April 30, 2021, as
continued economic recovery and additional government
stimulus led to higher yields (which move inversely to prices)
for most bonds. As the period began, investors continued
to adjust to the disruption caused by the novel coronavirus
(COVID-19) pandemic. Before the period, investor flight
to perceived safety had driven the 10-year U.S. Treasury
yield to near record lows. During the period, however, the
implementation of mass vaccination programs alongside
improving economic indicators prompted investors to
anticipate that increased inflation would lead to higher
interest rates.
The U.S. Federal Reserve (Fed) maintained the federal
funds target rate at a range of 0.00%–0.25% and continued
its program of open-ended purchasing of government-
backed and corporate bonds as necessary to provide
liquidity to bond markets. Furthermore, the Fed reiterated
that interest rates would potentially remain low, even if
inflation moderately exceeded the Fed’s 2% target for some
time.
U.S. Treasury bonds, as measured by the Bloomberg
Barclays U.S. Treasury Index, also posted negative total
returns for the period. The 10-year U.S. Treasury yield,
which began the reporting period at a relatively low level
by historical standards, rose notably amid a significant
U.S. federal budget deficit and high levels of issuance. The
Fed’s inflation policy also pressured Treasuries, as renewed economic strength prompted investors to increase their
inflation expectations. Mortgage-backed securities (MBS),
as measured by the Bloomberg Barclays MBS Index, posted
marginally negative total returns for the period despite Fed support, as low interest rates led to accelerated prepayments from mortgage refinancing.
U.S. corporate bond performance varied significantly based
on credit rating, reflecting the recovery of credit markets
following the onset of the pandemic. While the strengthening economy pressured corporate bonds generally, it also
had the effect of tempering concerns about credit quality,
which benefited lower-rated bonds. Consequently, high-
yield corporate bonds, as represented by the Bloomberg
Barclays U.S. Corporate High Yield Bond Index, posted
strong total returns, while investment-grade corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate
Bond Index, slightly negative total returns.
The foregoing information reflects our analysis and opinions as of April 30, 2021. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.

4
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Semiannual Report
Franklin Adjustable U.S. Government Securities Fund
This semiannual report for Franklin Adjustable U.S.
Government Securities Fund covers the period ended April
30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to provide a high level of current income,
while providing lower volatility of principal than a fund that invests in fixed-rate securities by investing at least 80% of its net assets in adjustable-rate U.S. government mortgage
securities, which are issued or guaranteed by the U.S.
government, its agencies or instrumentalities.
1
The Fund’s
investments may include securities issued by Ginnie Mae
(GNMA) and government-sponsored entities, such as Fannie
Mae (FNMA) and Freddie Mac (FHLMC).
2
Performance Overview
The Fund’s Class A shares posted a +0.43% cumulative
total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S.
Government Index: 1-2 Year Component posted a +0.12%
total return.
3
The index measures public obligations of
the U.S. Treasury with one to two years to final maturity
and publicly issued debt of U.S. government agencies,
quasi-federal corporations, and corporate or foreign debt
guaranteed by the U.S. government. You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We employ a conservative investment strategy as we strive
to produce solid performance in a variety of interest rate
climates. We choose securities using a value-oriented
approach, emphasizing the bonds’ economic fundamentals
in relation to comparable securities as well as their historical prepayment performance.
Manager’s Discussion
The Fund employed a conservative strategy that invested
primarily in adjustable-rate mortgage securities (ARMs)
that are either explicitly or implicitly backed by the U.S.
government.
1
During the period, the Fund invested
predominantly in securities issued or guaranteed by FNMA
and FHLMC. The Fund took a collateral-intensive research
approach to analyze the prepayment behavior of individual
ARMs to identify those with the most attractive prepayment
profiles and focused on seasoned ARMs. Such securities
have typically been through several interest-rate cycles and therefore tend to be less sensitive to changes in interest
rates, compared to newer issued counterparts. We have
found such securities historically to have experienced lower volatility than comparable maturity Treasuries and have
provided more consistent income.
During the period, the Fund remained invested in seasoned,
shorter-maturity, high-quality ARMs that tend to be less
sensitive to interest-rate changes, which supported
performance. We also deployed capital into the agency
collateralized mortgage obligation (CMO) floater and 15-year fixed-rate mortgage-backed security markets as we found
them to offer appealing yield compared to the agency hybrid
ARM markets. We continued to focus on diverse, seasoned,
post-reset FNMA and FHLMC ARMs with average coupons
above 3.0% with larger loan counts as well as sequential
CMO floaters backed by seasoned hybrid ARM collateral.
Secondary activity remained fairly muted in post reset
hybrids with CMO trading desks having been better buyers
of the underlying collateral.
Portfolio Composition
4/30/21
% of Total
Net Assets
Mortgage-Backed Securities 83.2%
Commercial Mortgage-Backed Securities 8.6%
Short-Term Investments & Other Net Assets 8.2%
1. Securities owned by the Fund, but not shares of the Fund, are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government sponsored entities, as to timely payment of principal and interest.
2. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
3. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
30
.

Franklin Adjustable U.S. Government Securities Fund
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Semiannual Report
Underlying coupons continued to reset lower with the London
Interbank Offered Rate (LIBOR)
4
declining over the period.
With absolute prepayments remaining elevated, given
the historically low level of mortgage rates and securities
trading at significant premiums, we remain cautious on high
premium post resets going forward. Our preference remains
towards bonds linked to the LIBOR index, which would have
slower speeds relative to those indexed off the One-Year
Constant Maturity Treasury. The LIBOR transition has been
a topic of discussion for the market and in our view, we feel the market will adjust to the Secured Overnight Financing
Rate with minimal disruption. Given the high probability of
elevated speeds for the foreseeable future in a market where the premiums are quite significant, we retained a slightly
higher cash allocation at period-end.
Thank you for your continued participation in Franklin
Adjustable U.S. Government Securities Fund. We look
forward to serving your future investment needs.
Paul Varunok
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. The London Interbank Offered Rate (LIBOR) is the interest rate banks charge each other for loans. LIBOR is a widely used benchmark for short-term interest rates.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of April 30, 2021
Franklin Adjustable U.S. Government Securities Fund
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The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
6-Month +0.43% -1.79%
1-Year +1.44% -0.81%
5-Year +4.79% +0.49%
10-Year +6.87% +0.44%
Advisor
6-Month +0.56% +0.56%
1-Year +1.69% +1.69%
5-Year +6.11% +1.19%
10-Year +9.58% +0.92%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 0.93% 0.76% 0.69%
Advisor 1.20% 1.02% 0.95%
See page 7 for Performance Summary footnotes.

Franklin Adjustable U.S. Government Securities Fund
Performance Summary
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in a Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 4/30/21.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/20–4/30/21)
Share Class
Net Investment
Income
A $0.044155
A1 $0.050106
C $0.028380
R6 $0.058337
Advisor $0.054062
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.98% 0.99%
Advisor 0.73% 0.74%

Your Fund’s Expenses
Franklin Adjustable U.S. Government Securities Fund
8
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/20
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,004.30 $4.67 $1,020.14 $4.70 0.94%
A1 $1,000 $1,005.06 $3.93 $1,020.88 $3.96 0.79%
C $1,000 $1,002.32 $6.67 $1,018.13 $6.73 1.34%
R6 $1,000 $1,006.09 $2.87 $1,021.94 $2.89 0.58%
Advisor $1,000 $1,005.55 $3.42 $1,021.38 $3.45 0.69%

9
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Semiannual Report
Franklin Floating Rate Daily Access Fund
This semiannual report for Franklin Floating Rate Daily
Access Fund covers the period ended April 30, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide a high level of current income. A
secondary goal is preservation of capital by investing at least
80% of its net assets in income-producing floating interest-
rate corporate loans and corporate debt securities made
to or issued by U.S. companies, non-U.S. entities and U.S.
subsidiaries of non-U.S. entities.
Performance Overview
The Fund’s Class A shares posted a +6.68% cumulative
total return for the six months under review. In comparison, the Credit Suisse Leveraged Loan Index (CS LLI), which is
designed to mirror the investable universe of the U.S. dollar-
denominated leveraged loan market, posted a +6.07% total
return.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Corporate Loan Market Overview
Technical conditions in the loan market strengthened
during the period, driven by positive developments on
the COVID-19 vaccines and heightened expectations
for meaningful fiscal stimulus. Inflows into retail loan
investment vehicles accelerated and a significant increase
in collateralized loan obligation (CLO) issuance contributed to the rally. The more favorable environment supported
stronger demand for lower-rated loans trading at deeper
discounts to par, especially those in industries that were
expected to benefit from a reopening economy.
Following consecutive months of outflows, retail loan
investment vehicle flows reversed course during December
2020. The turnaround in flows were initially driven by loan
exchange traded funds, but inflows eventually spread to
actively managed loan mutual funds as more
investors looked to the asset class in response to rising U.S.
Treasury yields and potential inflation. Despite the increase in flows, assets remained lower than its most recent peak
in 2018. Technical conditions in the loan market remained
robust as demand from CLOs also bolstered support for loan
prices. Liability spreads tightened amid renewed investor
interest in floating-rate assets, as new issue CLO spreads
for some tranches reached the tightest levels since the
global financial crisis. Issuance of new CLOs increased in
early 2021, outpacing the rate from the prior year, leading to stronger demand for loans as new vehicles launched.
Positive flows and CLO issuance led to an increasing loan
supply and demand imbalance at the beginning of 2021,
resulting in a majority of the market trading above par.
Arrangers launched more repricing deals to reduce spreads
on existing loans after those deals were largely absent from the market for most of 2020. Net new volume eventually
rose, driven by an increase in deals to finance mergers
and acquisitions. More new loans flexed pricing tighter in
syndication as many deals garnered strong interest. The
primary market also saw an increase in opportunistic deals
for second lien loans or those to finance dividends. Issuance of B-rated loans exceeded the pace from prior periods,
leading to a further shift in the ratings mix within the loan market.
Default activity declined during the period, amid improving
fundamental conditions and better investor sentiment.
The gradual decline in defaults led the default rate to fall below the historical average by the end of the period.
While bifurcation persisted between those in industries
less impacted by the COVID-19 crisis and those affected
by continued virus fears, the percentage of loans trading at distressed levels sharply declined. Credit rating agencies
also responded to improved earnings and outlook, leading to
rating upgrades significantly outpacing downgrades.
Portfolio Composition
4/30/21
% of Total
Net Assets
Senior Floating Rate Interests 84.4%
Corporate Bonds 4.8%
Management Investment Companies 3.5%
Common Stocks 3.2%
Other 1.2%
Short-Term Investments & Other Net Assets 2.9%
1. Source: Credit Suisse Group.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
37
.

Franklin Floating Rate Daily Access Fund
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Investment Strategy
We use a detailed credit analysis process to select corporate loan and corporate debt securities that meet our criteria.
We conduct ongoing credit monitoring of our investments.
To help manage the credit risk associated with investing
in securities rated below investment grade (or if unrated,
of comparable quality), we seek to diversify the Fund by
investing in a large number of loans of companies that we
have identified as having attractive risk/reward profiles,
favorable capital structures, strong asset coverage and
dominant market shares. This diversification potentially
reduces credit risk by spreading assets across many
different industries.
Manager’s Discussion
During the six-month period under review, the Fund
outperformed its benchmark, the CS LLI. Upper tier loans in
the index returned 3.43%, middle tier returned 5.67%, and
lower tier returned 18.06%, according to the CS LLI. Fund
outperformance was primarily driven by a handful of lower-
rated loans in the portfolio that traded higher from deeply
discounted levels over the period.
Among the top contributors were issuers that would benefit
from a reopening economy and/or recently underwent
restructurings that led to higher expected recoveries.
Stronger economic growth and rising oil prices were
expected to result in a higher enterprise valuation for
Fieldwood Energy (a producer of oil and gas) as the
company worked on its reorganization plan. Appvion
Operations (a manufacturer of carbonless paper) also
contributed to performance as an asset sale resulted in
a partial paydown of the company’s debt. Alloy FinCo (a
manufacturer of components for the aerospace and industrial
markets) contributed to performance as the company
continued to execute on its turnaround strategy and
investors expected a higher recovery for its term loan.
Conversely, FGI Operating (a manufacturer of guns and
ammunition) detracted from performance as the term loan
was marked down due to reduced recovery estimates. 24
Hour Fitness Worldwide (a fitness club owner and operator)
also detracted from performance as the company continued
to be negatively impacted by club closures.
During the period, we continued to invest in a diversified
set of middle tier loans, while reducing higher priced, tighter spread upper tier loans. The Fund shifted its overweight
position in upper tier loans to underweight by the end of the period. The largest additions to the portfolio included
higher spread loans that launched in the primary market,
including loans in the service, healthcare, and information
technology industries. We increased our weightings in
the information technology and service sectors, while we
reduced our weightings in the forest products and automotive industries. During the period, we continued to add secured
high-yield bonds, which contributed to increased potential
for income generation and principal appreciation, while we
reduced our weighting in CLO tranches. We maintained
the Fund’s investment in the Franklin Floating Rate Income
Fund and added exposure to the Invesco Senior Loan ETF
for continued exposure to credit and improved settlement
liquidity. The Fund had no exposure to derivatives during the period.
Thank you for your continued participation in Franklin
Floating Rate Daily Access Fund. We look forward to serving
your future investment needs.
Reema Agarwal, CFA
Justin Ma, CFA
Margaret Chiu, CFA
Judy Sher
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
Top 10 Holdings
4/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Appvion Operations, Inc. 3.1%
Paper & Forest Products, United States
Franklin Floating Rate Income Fund 3.0%
Capital Markets, United States
Fieldwood Energy LLC 3.0%
Oil, Gas & Consumable Fuels, United States
Onsite Rental Group Operations Pty. Ltd. 2.9%
Road & Rail, Australia
Navistar, Inc. 1.8%
Machinery, United States
Ventia Midco Pty. Ltd. 1.7%
Road & Rail, Australia
Global Tel Link 1.7%
Diversified Telecommunication Services, United
States
CSC Holdings LLC 1.4%
Media, United States
GNC Holdings, Inc. 1.4%
Food & Staples Retailing, United States
FGI Operating Co. LLC 1.3%
Household Products, United States
CFA
®
is a trademark owned by CFA Institute.

Franklin Floating Rate Daily Access Fund
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economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2021
Franklin Floating Rate Daily Access Fund
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The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A : 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
6-Month +6.68% +4.26%
1-Year +10.99% +8.43%
5-Year +12.67% +1.94%
10-Year +28.02% +2.27%
Advisor
6-Month +6.81% +6.81%
1-Year +11.25% +11.25%
5-Year +14.06% +2.67%
10-Year +31.24% +2.76%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 3.63% 3.17% 3.15%
Advisor 3.96% 3.49% 3.48%
See page 13 for Performance Summary footnotes.

Franklin Floating Rate Daily Access Fund
Performance Summary
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Investors should be aware that the Fund’s share price and yield will fluctuate with market conditions.
The Fund should not be considered alternative to money market funds or certificates of deposit (CDs). The floating-rate loans and debt securities in which the
Fund invests tend to be rated below investment grade and may be subject to resale restrictions. Investing in higher-yielding, lower-rated, floating-rate loans and debt securities involves greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Interest earned on floating-rate loans varies with changes in prevailing interest rates. Therefore, while floating-rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The
Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 4/30/21.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/20–4/30/21)
Share Class
Net Investment
Income
A $0.176392
C $0.161283
R6 $0.189889
Advisor $0.185809
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.96% 0.99%
Advisor 0.71% 0.74%

Your Fund’s Expenses
Franklin Floating Rate Daily Access Fund
14
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/20
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,066.78 $5.05 $1,019.90 $4.94 0.99%
C $1,000 $1,064.65 $7.10 $1,017.92 $6.94 1.39%
R6 $1,000 $1,069.95 $3.20 $1,021.70 $3.13 0.63%
Advisor $1,000 $1,068.09 $3.78 $1,021.14 $3.69 0.74%

15
franklintempleton.com
Semiannual Report
Franklin Low Duration Total Return Fund
This semiannual report for Franklin Low Duration Total
Return Fund covers the period ended April 30, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks a high level of current income as is
consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund
invests primarily in investment-grade debt securities and
investments, including government and corporate debt
securities and mortgage- and asset-backed securities,
targeting an estimated average portfolio duration of three
years or less.
Performance Overview
The Fund’s Class A shares posted a +2.56% cumulative
total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S.
Government/Credit Index: 1-3 Year Component, posted a
+0.23% total return.
1
The index measures public obligations
of the U.S. Treasury with one to three years to final maturity and publicly issued debt of U.S. government agencies,
quasi-federal corporations, and corporate or foreign debt
guaranteed by the U.S. government. You can find more of
the Fund’s performance data in the Performance Summary
beginning on page 17 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We seek to invest in a combination of fixed income
securities, primarily from across the investment-grade
debt universe. We analyze securities using proprietary
and nonproprietary research to help us identify attractive
investment opportunities across the entire fixed income
opportunity set, on a relative basis. When making investment decisions, we evaluate business cycles, yield curves, and
values between and within markets. Through a low duration
portfolio, we seek to position the Fund to be less affected by interest-rate changes than a fund with a higher duration. In addition, we may use derivative transactions, such as
*Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
forwards, futures contracts and swap agreements to obtain
net long or short exposures to select currencies, interest
rates, countries, duration or credit risks.
Manager’s Discussion
As U.S. Treasury (UST) yields increased during the
period and investors debated potential inflation concerns
related to monetary and fiscal stimulus, fixed income total
return performance was mixed. However, all fixed income
markets posted positive excess returns over the period and
outperformed USTs. High-yield corporate credit, Treasury
Inflation-Protected Securities (TIPS), emerging market
bonds, senior secured floating-rate loans and non-agency
residential mortgage-backed securities (RMBS) were the top
performers on an excess returns basis. Additionally, fixed
income spreads tightened across asset classes over the
period.
During the period, the Fund’s overweight allocation relative to the benchmark in RMBS was the primary contributor to
the Fund’s relative performance. Corporate credit allocation also boosted returns with an overweight allocation and
security selection in collateralized loan obligations (CLOs), high-yield corporate credit and senior securitized floating-
rate loans. Positive security selection in investment-grade
corporate credit more than offset negative performance from
allocation to the sector. In contrast, the Fund’s U.S. yield curve positioning detracted from performance, primarily from
Portfolio Composition
4/30/21
% of Total
Net Assets
U.S. Government and Agency Securities 24.5%
Corporate Bonds 19.9%
Asset-Backed Securities* 17.8%
Residential Mortgage-Backed Securities 7.7%
Foreign Government and Agency Securities 5.7%
Management Investment Companies 4.1%
Municipal Bonds 3.2%
Mortgage-Backed Securities 2.7%
Commercial Mortgage-Backed Securities 2.3%
Marketplace Loans 1.1%
Other 0.5%
Short-Term Investments & Other Net Assets 10.5%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
54
.

Franklin Low Duration Total Return Fund
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Semiannual Report
long exposure on the 5-year part of the curve. The Fund’s
foreign currency exposure also detracted as negative returns mainly from our long Japanese yen and Australian dollar and
short Canadian dollar positions offset performance gains
from our long Mexican and Colombian peso positions, which
the portfolio exited over the period.
USTs were the Fund’s largest absolute allocation at period-
end, but the portfolio remained underweight the sector
relative to the benchmark given the potential for a further
steepening of the yield curve and better relative opportunities in other asset classes. Investment-grade corporate credit
remained another of the Fund’s larger allocations and, while we remained generally comfortable with fundamentals and
market technical conditions, given tighter valuations the
portfolio held an underweight allocation to the sector relative to the benchmark and reduced allocation over the period.
Given our view that longer-term interest rates were likely
to trend higher over time, we generally favored less
interest-rate sensitive sectors such as CLOs, and RMBS.
The portfolio utilized interest-rate derivatives to adjust the duration profile.
We reduced our exposure to RMBS, investment-grade
corporate credit and TIPS, while adding to USTs, high-
yield corporate credit and commercial mortgage-backed
securities.
Thank you for your continued participation in Franklin Low
Duration Total Return Fund. We look forward to serving your
future investment needs.
Sonal Desai, Ph.D.
David Yuen, CFA, FRM
Tina Chou
Kent Burns, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2021
Franklin Low Duration Total Return Fund
17
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A : 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
6-Month +2.56% +0.25%
1-Year +9.17% +6.70%
5-Year +12.17% +1.85%
10-Year +18.20% +1.46%
Advisor
6-Month +2.56% +2.56%
1-Year +9.36% +9.36%
5-Year +13.51% +2.57%
10-Year +21.10% +1.93%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 2.38% 0.64% 0.39%
Advisor 2.67% 0.90% 0.65%
See page 18 for Performance Summary footnotes.

Franklin Low Duration Total Return Fund
Performance Summary
18
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Interest rate movements and mortgage prepayments will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The risks associated with higher-yielding, low-
er-rated securities include higher risk of default and loss of principal. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) on an amount that exceeds the Fund’s initial investment.
The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 4/30/21.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/20–4/30/21)
Share Class
Net Investment
Income
A $0.163200
C $0.144183
R $0.151247
R6 $0.180648
Advisor $0.175161
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.71% 0.96%
Advisor 0.46% 0.71%

Your Fund’s Expenses
Franklin Low Duration Total Return Fund
19
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/20
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,025.60 $3.33 $1,021.51 $3.32 0.66%
C $1,000 $1,022.60 $5.36 $1,019.50 $5.35 1.06%
R $1,000 $1,023.30 $4.56 $1,020.29 $4.55 0.91%
R6 $1,000 $1,026.20 $1.50 $1,023.32 $1.49 0.30%
Advisor $1,000 $1,025.60 $2.07 $1,022.75 $2.07 0.41%

20
franklintempleton.com
Semiannual Report
Franklin Total Return Fund
This semiannual report for Franklin Total Return Fund covers the period ended April 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to provide high current income, consistent
with preservation of capital. As a secondary goal, capital
appreciation over the long term. The Fund invests primarily
in investment grade debt securities (including unrated
securities of comparable quality) and other investments that provide exposure to such securities. The Fund currently
focuses on government and corporate debt securities and
mortgage- and asset-backed securities, but may invest
in other securities and investments, such as floating-rate
corporate loans and securities and municipal securities.
Performance Overview
The Fund’s Class A shares posted a +0.55% cumulative
total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S.
Aggregate Bond Index posted a -1.52% total return.
1
The
index measures the U.S. investment-grade, fixed-rate,
taxable bond market with index components for government
and corporate, mortgage pass through and asset-backed
securities. You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 22 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We seek to invest in a combination of fixed income
securities, primarily from across the investment-grade
debt universe. We analyze securities using proprietary
and nonproprietary research to help us identify attractive
investment opportunities, across the entire fixed income
opportunity set, on a relative basis. The Fund may also
invest up to 20% of its total assets in noninvestment-
grade debt securities. In addition, we may use derivative
transactions, such as currency and cross-currency forwards,
*Includes non-agency residential mortgage-backed securities, collateralized loan obligations and consumer loan certificates.
futures contracts and swap agreements, to obtain net long
or short exposures to select currencies, interest rates,
countries, duration or credit risks.
Manager’s Discussion
As U.S. Treasury (UST) yields increased during the
period and investors debated potential inflation concerns
related to monetary and fiscal stimulus, fixed income total
return performance was mixed. However, all fixed income
markets posted positive excess returns over the period and
outperformed USTs. High-yield corporate credit, Treasury
Inflation-Protected Securities (TIPS) and emerging market
bonds were the top performers on an excess return basis.
Additionally, fixed income spreads tightened across asset
classes over the period.
During the period, the Fund’s corporate credit allocations
were the primary contributor to the Fund’s performance
relative to its benchmark as an overweight allocation and
security selection in high-yield corporate credit, collateralized loan obligations (CLOs) and senior secured floating-
rate loans benefited returns. Positive attribution from an
underweight allocation to investment-grade corporate
credit more than offset negative security selection in the
sector. Taxable municipal bonds and non-agency residential
mortgage-backed securities (RMBS) also contributed. In
contrast, the Fund’s U.S. yield curve positioning detracted
from performance, primarily from long exposure on the
5-year part of the curve. The Fund’s foreign currency
exposure also detracted as negative returns mainly from our
Portfolio Composition
4/30/21
% of Total
Net Assets
U.S. Government and Agency Securities 23.3%
Corporate Bonds 21.2%
Management Investment Companies 18.0%
Mortgage-Backed Securities 15.2%
Asset-Backed Securities* 12.2%
Residential Mortgage-Backed Securities 8.0%
Municipal Bonds 4.6%
Foreign Government and Agency Securities 4.3%
Other 1.7%
Short-Term Investments & Other Net Assets -8.5%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Total Return Fund
21
franklintempleton.com
Semiannual Report
long Japanese yen and Australian dollar and short Canadian
dollar positions offset performance gains from our long
Mexican and Colombian peso positions, which the portfolio
exited over the period.
The Fund’s largest allocation was in investment-grade
corporate credit, and while we remained generally
comfortable with fundamentals and market technical
conditions, given tighter valuations the portfolio decreased allocation over the period and held an underweight allocation to the sector relative to the benchmark. USTs were another
of the Fund’s larger allocations, but the portfolio remained underweight the sector relative to the benchmark given
the potential for a further steepening of the yield curve and better relative opportunities in other asset classes. Given
our view that longer-term interest rates were likely to trend higher over time, we generally favored less interest-rate
sensitive sectors such as CLOs, high-yield, and non-agency
residential mortgage-backed securities. The portfolio utilized interest-rate derivatives to adjust the duration profile.
We reduced our exposure to investment-grade corporate
credit, fixed-rate agency mortgage-backed securities and
TIPS, while adding to USTs, high-yield corporate credit and
senior secured floating-rate loans.
During the period, the portfolio utilized derivatives, including credit default and currency swaps, currency forwards,
Treasury futures, inflation index swaps and credit default
swap options, principally as a tool for efficient portfolio
management and to manage overall portfolio risk. These
derivative transactions may provide the same, or similar, net long or short exposure to select currencies, interest rates, countries, duration or credit risks in a less expensive way
than by directly purchasing securities. In those markets
where non-derivative securities are readily available, the cost difference in normal market conditions may be small.
Thank you for your continued participation in Franklin
Total Return Fund. We look forward to serving your future
investment needs.
Sonal Desai, Ph.D.
Tina Chou
David Yuen, CFA, FRM
Patrick Klein, Ph.D.
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2021
Franklin Total Return Fund
22
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +0.55% -3.21%
1-Year +6.45% +2.50%
5-Year +16.72% +2.35%
10-Year +36.48% +2.77%
Advisor
6-Month +0.67% +0.67%
1-Year +6.65% +6.65%
5-Year +18.12% +3.39%
10-Year +40.00% +3.42%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 2.26% 1.56% 1.50%
Advisor 2.58% 1.85% 1.79%
See page 23 for Performance Summary footnotes.

Franklin Total Return Fund
Performance Summary
23
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Interest rate movements and mortgage prepayments will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The risks associated with higher-yielding, low-
er-rated securities include higher risk of default and loss of principal. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) on an amount that exceeds the Fund’s initial investment.
The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 4/30/21.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/20–4/30/21)
Share Class
Net Investment
Income
A $0.167362
C $0.147583
R $0.155024
R6 $0.185349
Advisor $0.179899
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.90% 0.95%
Advisor 0.65% 0.70%

Your Fund’s Expenses
Franklin Total Return Fund
24
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/20
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,005.50 $4.16 $1,020.65 $4.19 0.84%
C $1,000 $1,002.60 $6.16 $1,018.64 $6.21 1.24%
R $1,000 $1,004.30 $5.41 $1,019.40 $5.45 1.09%
R6 $1,000 $1,007.30 $2.36 $1,022.45 $2.38 0.47%
Advisor $1,000 $1,006.70 $2.91 $1,021.90 $2.93 0.58%

Franklin Investors Securities Trust
Financial Highlights
Franklin Adjustable U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.95 $8.02 $8.10 $8.24 $8.40 $8.55
Income from investment operations
a
:
Net investment income .............. 0.003
b
0.125
b
0.140
b
0.088
b
0.026 0.025
Net realized and unrealized gains (losses) 0.031 (0.025) 0.021 (0.035) (0.031) (0.053)
Total from investment operations ........ 0.034 0.100 0.161 0.053 (0.005) (0.028)
Less distributions from:
Net investment income .............. (0.044) (0.170) (0.241) (0.193) (0.155) (0.122)
Net asset value, end of period .......... $7.94 $7.95 $8.02 $8.10 $8.24 $8.40
Total return
c
....................... 0.43% 1.26% 2.01% 0.65% (0.06)% (0.32)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.97% 0.97% 0.95% 0.96% 0.95% 0.92%
Expenses net of waiver and payments by
affiliates .......................... 0.94% 0.96%
e
0.94%
e
0.95%
e
0.94%
e
0.91%
e
Net investment income ............... 0.09% 1.57% 1.73% 1.07% 0.54% 0.43%
Supplemental data
Net assets, end of period (000’s) ........ $440,099 $460,621 $393,736 $419,055 $492,319 $667,671
Portfolio turnover rate ................ 33.08% 35.03% 12.72% 11.39% 2.81% 11.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Adjustable U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.95 $8.02 $8.09 $8.24 $8.40 $8.54
Income from investment operations
a
:
Net investment income .............. 0.009
b
0.137
b
0.151
b
0.100
b
0.059 0.049
Net realized and unrealized gains (losses) 0.031 (0.024) 0.031 (0.044) (0.051) (0.054)
Total from investment operations ........ 0.040 0.113 0.182 0.056 0.008 (0.005)
Less distributions from:
Net investment income .............. (0.050) (0.182) (0.252) (0.206) (0.168) (0.135)
Net asset value, end of period .......... $7.94 $7.95 $8.02 $8.09 $8.24 $8.40
Total return
c
....................... 0.51% 1.41% 2.29% 0.68% 0.10% (0.50)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.82% 0.80% 0.80% 0.79% 0.77%
Expenses net of waiver and payments by
affiliates .......................... 0.79% 0.81%
e
0.79%
e
0.79%
e
0.78%
e
0.76%
e
Net investment income ............... 0.24% 1.72% 1.88% 1.23% 0.70% 0.58%
Supplemental data
Net assets, end of period (000’s) ........ $72,960 $77,910 $86,471 $100,477 $121,012 $160,469
Portfolio turnover rate ................ 33.08% 35.03% 12.72% 11.39% 2.81% 11.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Adjustable U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.95 $8.02 $8.09 $8.24 $8.40 $8.54
Income from investment operations
a
:
Net investment income (loss) ......... (0.012)
b
0.093
b
0.106
b
0.054
b
(0.014) (0.011)
Net realized and unrealized gains (losses) 0.030 (0.024) 0.032 (0.044) (0.024) (0.041)
Total from investment operations ........ 0.018 0.069 0.138 0.010 (0.038) (0.052)
Less distributions from:
Net investment income .............. (0.028) (0.138) (0.208) (0.160) (0.122) (0.088)
Net asset value, end of period .......... $7.94 $7.95 $8.02 $8.09 $8.24 $8.40
Total return
c
....................... 0.23% 0.86% 1.73% 0.13% (0.45)% (0.61)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.37% 1.37% 1.35% 1.36% 1.35% 1.32%
Expenses net of waiver and payments by
affiliates .......................... 1.34% 1.36%
e
1.34%
e
1.35%
e
1.34%
e
1.31%
e
Net investment income (loss) .......... (0.31)% 1.16% 1.33% 0.67% 0.14% 0.03%
Supplemental data
Net assets, end of period (000’s) ........ $54,423 $71,212 $84,685 $126,585 $189,634 $266,186
Portfolio turnover rate ................ 33.08% 35.03% 12.72% 11.39% 2.81% 11.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Adjustable U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.97 $8.03 $8.11 $8.25 $8.41 $8.55
Income from investment operations
a
:
Net investment income .............. 0.017
b
0.154
b
0.169
b
0.121
b
0.074 0.066
Net realized and unrealized gains (losses) 0.031 (0.014) 0.021 (0.037) (0.046) (0.053)
Total from investment operations ........ 0.048 0.140 0.190 0.084 0.028 0.013
Less distributions from:
Net investment income .............. (0.058) (0.199) (0.270) (0.224) (0.188) (0.153)
Net asset value, end of period .......... $7.96 $7.97 $8.03 $8.11 $8.25 $8.41
Total return
c
....................... 0.61% 1.75% 2.39% 1.03% 0.34% 0.15%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.63% 0.64% 0.62% 0.62% 0.58% 0.56%
Expenses net of waiver and payments by
affiliates .......................... 0.58% 0.60%
e
0.58%
e
0.57%
e
0.55%
e
0.55%
e
Net investment income ............... 0.43% 1.93% 2.09% 1.45% 0.93% 0.79%
Supplemental data
Net assets, end of period (000’s) ........ $38,925 $33,530 $31,953 $36,026 $2,196 $2,374
Portfolio turnover rate ................ 33.08% 35.03% 12.72% 11.39% 2.81% 11.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Adjustable U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.96 $8.03 $8.10 $8.25 $8.41 $8.55
Income from investment operations
a
:
Net investment income .............. 0.013
b
0.146
b
0.160
b
0.108
b
0.052 0.046
Net realized and unrealized gains (losses) 0.031 (0.025) 0.031 (0.044) (0.036) (0.043)
Total from investment operations ........ 0.044 0.121 0.191 0.064 0.016 0.003
Less distributions from:
Net investment income .............. (0.054) (0.190) (0.261) (0.214) (0.176) (0.143)
Net asset value, end of period .......... $7.95 $7.96 $8.03 $8.10 $8.25 $8.41
Total return
c
....................... 0.56% 1.51% 2.39% 0.78% 0.20% 0.05%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.72% 0.72% 0.70% 0.71% 0.70% 0.67%
Expenses net of waiver and payments by
affiliates .......................... 0.69% 0.71%
e
0.69%
e
0.70%
e
0.69%
e
0.66%
e
Net investment income ............... 0.34% 1.82% 1.98% 1.32% 0.79% 0.68%
Supplemental data
Net assets, end of period (000’s) ........ $93,006 $98,851 $103,639 $112,441 $184,299 $227,599
Portfolio turnover rate ................ 33.08% 35.03% 12.72% 11.39% 2.81% 11.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Statement of Investments (unaudited), April 30, 2021
Franklin Adjustable U.S. Government Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities 8.6%
Diversified Financial Services 0.1%
a
GNMA , 2010-12 , FD , FRN , 0.716% , ( 1-month USD LIBOR + 0.6% ), 1/16/40 .......
$ 896,605 $ 908,279
Thrifts & Mortgage Finance 8.5%
a
FHLMC ,
4988, AF, FRN, 0.465%, (1-month USD LIBOR + 0.35%), 10/15/37 ............. 9,295,409 9,341,364
343, F4, FRN, 0.465%, Strip, (1-month USD LIBOR + 0.35%), 10/15/37 ......... 9,458,542 9,520,027
4197, KF, FRN, 0.415%, (1-month USD LIBOR + 0.3%), 9/15/37 .............. 4,117,259 4,140,303
4107, KF, FRN, 0.505%, (1-month USD LIBOR + 0.39%), 6/15/38 ............. 4,577,261 4,613,775
4215, KF, FRN, 0.415%, (1-month USD LIBOR + 0.3%), 2/15/40 .............. 3,924,687 3,944,182
4845, QF, FRN, 0.415%, (1-month USD LIBOR + 0.3%), 12/15/48 ............. 8,061,894 8,100,583
4730, WF, FRN, 0.465%, (1-month USD LIBOR + 0.35%), 8/15/38 ............. 7,396,914 7,448,785
a
FNMA ,
2019-38, CF, FRN, 0.556%, (1-month USD LIBOR + 0.45%), 7/25/49 ........... 2,318,074 2,340,261
2020-54, WF, FRN, 0.565%, (1-month USD LIBOR + 0.45%), 8/25/50 .......... 9,815,359 9,920,028
59,369,308
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $60,114,248) ................
60,277,587
Mortgage-Backed Securities 83.2%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 14.4%
FHLMC, 2.011%, (12-month USD LIBOR +/- MBS Margin), 9/01/35 .............. 3,156,458 3,307,885
FHLMC, 2.049%, (12-month USD LIBOR +/- MBS Margin), 10/01/43 ............. 4,819,470 5,090,066
FHLMC, 2.164%, (12-month USD LIBOR +/- MBS Margin), 5/01/45 .............. 3,798,990 3,965,093
FHLMC, 2.331%, (12-month USD LIBOR +/- MBS Margin), 9/01/37 .............. 9,066,077 9,647,327
FHLMC, 2.497%, (12-month USD LIBOR +/- MBS Margin), 7/01/43 .............. 4,707,566 4,992,811
FHLMC, 2.513%, (12-month USD LIBOR +/- MBS Margin), 7/01/43 .............. 4,490,485 4,752,851
FHLMC, 2.517%, (12-month USD LIBOR +/- MBS Margin), 7/01/35 .............. 3,933,595 4,186,053
FHLMC, 2.597%, (1-year CMT T-Note +/- MBS Margin), 3/01/35 ................ 2,146,410 2,287,898
FHLMC, 2.708%, (12-month USD LIBOR +/- MBS Margin), 6/01/37 .............. 3,962,327 4,242,793
FHLMC, 2.932%, (12-month USD LIBOR +/- MBS Margin), 1/01/44 .............. 5,002,319 5,282,647
FHLMC, 1.7% - 3.727%, (12-month USD LIBOR +/- MBS Margin), 8/01/33 - 11/01/41 49,984,962 52,773,944
100,529,368
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.3%
FHLMC Pool, 15 Year, 2%, 12/01/35 ..................................... 26,952,059 27,870,239
FHLMC Pool, 15 Year, 2.5%, 3/01/35 ..................................... 22,113,648 23,369,845
FHLMC Pool, 15 Year, 2.5%, 3/01/35 ..................................... 19,588,527 20,679,074
71,919,158
b
Federal National Mortgage Association (FNMA) Adjustable Rate 49.1%
FNMA, 1.754%, (6-month USD LIBOR +/- MBS Margin), 12/01/34 ............... 2,680,587 2,787,801
FNMA, 1.903%, (12-month USD LIBOR +/- MBS Margin), 2/01/36 ............... 3,339,712 3,508,160
FNMA, 2.035%, (12-month USD LIBOR +/- MBS Margin), 3/01/35 ............... 4,126,327 4,353,240
FNMA, 2.046%, (12-month USD LIBOR +/- MBS Margin), 1/01/36 ............... 2,137,395 2,256,863
FNMA, 2.081%, (12-month USD LIBOR +/- MBS Margin), 1/01/39 ............... 3,094,369 3,260,955
FNMA, 2.101%, (12-month USD LIBOR +/- MBS Margin), 3/01/37 ............... 2,343,940 2,476,328
FNMA, 2.197%, (12-month USD LIBOR +/- MBS Margin), 2/01/36 ............... 2,169,316 2,291,173
FNMA, 2.23%, (12-month USD LIBOR +/- MBS Margin), 2/01/36 ................ 2,209,572 2,339,939
FNMA, 2.245%, (12-month USD LIBOR +/- MBS Margin), 4/01/47 ............... 4,872,941 5,142,127
FNMA, 2.257%, (12-month USD LIBOR +/- MBS Margin), 7/01/42 ............... 5,740,037 6,082,810
FNMA, 2.258%, (12-month USD LIBOR +/- MBS Margin), 4/01/40 ............... 5,555,778 5,885,548
FNMA, 2.304%, (12-month USD LIBOR +/- MBS Margin), 8/01/44 ............... 5,649,232 5,974,718
FNMA, 2.309%, (12-month USD LIBOR +/- MBS Margin), 11/01/34 .............. 3,207,698 3,395,647
FNMA, 2.323%, (12-month USD LIBOR +/- MBS Margin), 10/01/38 .............. 2,300,214 2,436,822
FNMA, 2.344%, (1-year CMT T-Note +/- MBS Margin), 1/01/38 ................. 2,380,337 2,534,122
FNMA, 2.37%, (12-month USD LIBOR +/- MBS Margin), 7/01/42 ................ 3,943,408 4,177,532

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Adjustable U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
b
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.371%, (12-month USD LIBOR +/- MBS Margin), 9/01/42 ............... $ 3,989,289 $ 4,226,554
FNMA, 2.394%, (12-month USD LIBOR +/- MBS Margin), 4/01/44 ............... 75,671,623 80,349,216
FNMA, 2.432%, (1-year CMT T-Note +/- MBS Margin), 6/01/36 ................. 2,095,449 2,225,967
FNMA, 2.483%, (1-year CMT T-Note +/- MBS Margin), 5/01/36 ................. 9,217,624 9,814,889
FNMA, 2.559%, (12-month USD LIBOR +/- MBS Margin), 1/01/37 ............... 2,474,121 2,628,161
FNMA, 3.017%, (COFI 11th District +/- MBS Margin), 4/01/34 .................. 10,554,576 11,284,484
FNMA, 0.865% - 6.75%, (1-month USD LIBOR +/- MBS Margin), 7/01/21 - 5/01/48 .. 168,582,128 174,146,686
343,579,742
Federal National Mortgage Association (FNMA) Fixed Rate 9.3%
FNMA, 15 Year, 2%, 10/01/35 .......................................... 17,677,133 18,273,752
FNMA, 15 Year, 2%, 12/01/35 .......................................... 26,858,746 27,765,336
FNMA, 15 Year, 2.5%, 3/01/35 ......................................... 11,042,717 11,630,827
FNMA, 15 Year, 2.5%, 4/01/36 ......................................... 6,962,785 7,311,303
64,981,218
b
Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA II, 2% - 2.875%, (1-year CMT T-Note +/- MBS Margin), 9/20/33 - 5/20/36 .... 429,739 443,522
443,522
Total Mortgage-Backed Securities (Cost $579,906,509) ...........................
581,453,008
Total Long Term Investments (Cost $640,020,757) ...............................
641,730,595
a
a a a a
Short Term Investments 7.8%
Shares
a
Money Market Funds 5.0%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 34,975,191 34,975,191
Total Money Market Funds (Cost $34,975,191) ..................................
34,975,191
Principal Amount
Repurchase Agreements 2.8%
e
Joint Repurchase Agreement, 0.005%, 5/03/21 (Maturity Value $19,737,235)
BNP Paribas Securities Corp. (Maturity Value $14,261,731)
Deutsche Bank Securities, Inc. (Maturity Value $1,745,561)
HSBC Securities (USA), Inc. (Maturity Value $3,729,943)
Collateralized by U.S. Government Agency Securities, 3% - 4.5%, 5/20/46 - 11/20/50;
and U.S. Treasury Notes, 1.38% - 2.88%, 5/31/21 - 3/31/26 (valued at $20,131,495) 19,737,227 19,737,227
Total Repurchase Agreements (Cost $19,737,227) ...............................
19,737,227
Total Short Term Investments (Cost $54,712,418 ) ................................
54,712,418
a
Total Investments (Cost $694,733,175) 99.6% ...................................
$696,443,013
Other Assets, less Liabilities 0.4% .............................................
2,971,726
Net Assets 100.0% ...........................................................
$699,414,739

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Adjustable U.S. Government Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
See Abbreviations on page 151 .
a
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
e
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.35 $8.18 $8.70 $8.83 $8.84 $8.61
Income from investment operations
a
:
Net investment income .............. 0.152
b
0.332
b
0.441
b
0.396 0.307 0.401
Net realized and unrealized gains (losses) 0.324 (0.808) (0.515) (0.129) (0.011) 0.228
Total from investment operations ........ 0.476 (0.476) (0.074) 0.267 0.296 0.629
Less distributions from:
Net investment income .............. (0.176) (0.355) (0.446) (0.397) (0.306) (0.399)
Net asset value, end of period .......... $7.65 $7.35 $8.18 $8.70 $8.83 $8.84
Total return
c
....................... 6.68% (6.00)% (0.88)% 2.97% 3.51% 7.60%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.01% 0.96% 0.89% 0.87% 0.87% 0.88%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.99% 0.93% 0.86% 0.81% 0.82% 0.86%
Net investment income ............... 4.06% 4.33% 5.21% 4.53% 3.45% 4.72%
Supplemental data
Net assets, end of period (000’s) ........ $709,675 $717,021 $1,049,359 $1,344,473 $1,362,220 $1,359,862
Portfolio turnover rate ................ 36.97% 32.39% 23.23%
f
58.07% 64.21% 34.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.36 $8.18 $8.70 $8.83 $8.84 $8.61
Income from investment operations
a
:
Net investment income .............. 0.137
b
0.306
b
0.407
b
0.364 0.271 0.366
Net realized and unrealized gains (losses) 0.324 (0.804) (0.514) (0.131) (0.010) 0.229
Total from investment operations ........ 0.461 (0.498) (0.107) 0.233 0.261 0.595
Less distributions from:
Net investment income .............. (0.161) (0.323) (0.413) (0.363) (0.271) (0.365)
Net asset value, end of period .......... $7.66 $7.36 $8.18 $8.70 $8.83 $8.84
Total return
c
....................... 6.46% (6.39)% (1.39)% 2.68% 3.11% 7.18%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.41% 1.36% 1.29% 1.27% 1.27% 1.28%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.39% 1.33% 1.26% 1.21% 1.22% 1.26%
Net investment income ............... 3.66% 3.98% 4.81% 4.13% 3.05% 4.32%
Supplemental data
Net assets, end of period (000’s) ........ $139,096 $160,194 $296,134 $438,480 $550,797 $551,726
Portfolio turnover rate ................ 36.97% 32.39% 23.23%
f
58.07% 64.21% 34.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.37 $8.19 $8.71 $8.84 $8.84 $8.60
Income from investment operations
a
:
Net investment income .............. 0.163
b
0.363
b
0.463
b
0.427 0.338 0.422
Net realized and unrealized gains (losses) 0.327 (0.804) (0.508) (0.130) (0.002) 0.245
Total from investment operations ........ 0.490 (0.441) (0.045) 0.297 0.336 0.667
Less distributions from:
Net investment income .............. (0.190) (0.380) (0.475) (0.427) (0.336) (0.427)
Net asset value, end of period .......... $7.67 $7.37 $8.19 $8.71 $8.84 $8.84
Total return
c
....................... 6.99% (5.69)% (0.54)% 3.43% 3.85% 7.96%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.79% 0.69% 0.57% 0.55% 0.52% 0.53%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.63% 0.59% 0.53% 0.48% 0.47% 0.51%
Net investment income ............... 4.34% 4.71% 5.54% 4.86% 3.80% 5.07%
Supplemental data
Net assets, end of period (000’s) ........ $16,211 $9,568 $18,764 $142,075 $130,180 $12,333
Portfolio turnover rate ................ 36.97% 32.39% 23.23%
f
58.07% 64.21% 34.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.36 $8.18 $8.71 $8.84 $8.85 $8.61
Income from investment operations
a
:
Net investment income .............. 0.161
b
0.358
b
0.463
b
0.418 0.327 0.422
Net realized and unrealized gains (losses) 0.325 (0.806) (0.525) (0.129) (0.010) 0.239
Total from investment operations ........ 0.486 (0.448) (0.062) 0.289 0.317 0.661
Less distributions from:
Net investment income .............. (0.186) (0.373) (0.468) (0.419) (0.327) (0.421)
Net asset value, end of period .......... $7.66 $7.36 $8.18 $8.71 $8.84 $8.85
Total return
c
....................... 6.81% (5.78)% (0.74)% 3.35% 3.64% 8.00%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.76% 0.71% 0.64% 0.62% 0.62% 0.63%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.74% 0.68% 0.61% 0.56% 0.57% 0.61%
Net investment income ............... 4.30% 4.65% 5.46% 4.78% 3.70% 4.97%
Supplemental data
Net assets, end of period (000’s) ........ $327,130 $376,997 $858,071 $1,743,880 $1,672,724 $1,108,692
Portfolio turnover rate ................ 36.97% 32.39% 23.23%
f
58.07% 64.21% 34.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Statement of Investments (unaudited), April 30, 2021
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a a
Country Shares
a
Value
a a a a a a
Common Stocks 3.2%
Hotels, Restaurants & Leisure 0.1%
a
24 Hour Fitness Worldwide, Inc. .......................... United States 287,830 $ 767,499
Machinery 0.9%
a
UTEX Industries, Inc. .................................. United States 261,340 10,355,597
Paper & Forest Products 2.2%
a,b,c,d
Appvion Operations, Inc. ................................ United States 1,219,956 26,667,280
Road & Rail 0.0%
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 11,563,612 —
Total Common Stocks (Cost $40,046,446) ......................................
37,790,376
Management Investment Companies 3.5%
Capital Markets 3.5%
e
Franklin Floating Rate Income Fund ....................... United States 4,630,114 35,929,683
Invesco Senior Loan ETF ............................... United States 280,416 6,211,215
42,140,898
Total Management Investment Companies (Cost $51,562,905) ....................
42,140,898
Preferred Stocks 0.2%
Hotels, Restaurants & Leisure 0.2%
a
24 Hour Fitness Worldwide, Inc. .......................... United States 681,685 1,959,844
a
Total Preferred Stocks (Cost $919,936) .........................................
1,959,844
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc., 2/20/49 ............................ United States 634 709
Total Warrants (Cost $—) .....................................................
709
Principal
Amount
*
Corporate Bonds 4.8%
Airlines 1.1%
f
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 5,800,000 6,097,250
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 6,000,000 6,438,602
f
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 585,000 607,798
13,143,650
Chemicals 0.3%
f
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ........................................... United States 3,900,000 3,895,125
Construction Materials 0.4%
f
Cemex SAB de CV , Senior Secured Bond , 144A, 5.2% , 9/17/30 .. Mexico 3,875,000 4,221,832
Hotels, Restaurants & Leisure 0.1%
f
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 500,000 530,813
Independent Power and Renewable Electricity Producers 0.1%
f
Talen Energy Supply LLC , Senior Secured Note , 144A, 6.625% ,
1/15/28 ........................................... United States 1,556,000 1,568,347

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 0.9%
f
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 7,800,000 $ 5,703,750
f
Sinclair Television Group, Inc. , Senior Secured Note , 144A, 4.125% ,
12/01/30 .......................................... United States 3,100,000 3,026,406
f
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 1,555,556 1,583,875
10,314,031
Oil, Gas & Consumable Fuels 0.2%
f
Cheniere Energy, Inc. , Senior Secured Note , 144A, 4.625% ,
10/15/28 .......................................... United States 2,400,000 2,505,360
Road & Rail 1.6%
b,g
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 21,096,262 19,473,939
Wireless Telecommunication Services 0.1%
f
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 1,430,000 1,385,312
Total Corporate Bonds (Cost $59,712,485) ......................................
57,038,409
a
h,i
Senior Floating Rate Interests 84.4%
Aerospace & Defense 1.9%
AI Convoy (Luxembourg) SARL, Facility USD Term Loan, B, 4.5%,
(2-month USD LIBOR + 3.5%; 6-month USD LIBOR + 3.5%),
1/18/27 ........................................... Luxembourg 3,631,320 3,633,590
g
Alloy FinCo Ltd., Facility Term Loan, B, 14%, PIK, (3-month USD
LIBOR + 13.5%), 3/06/25 .............................. United Kingdom 17,282,009 10,802,247
Dynasty Acquisition Co., Inc., 2020 Term Loan,
B1, 3.703%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 5,356,048 5,220,406
B2, 3.703%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 2,879,596 2,806,670
22,462,913
a a a a a a
Air Freight & Logistics 0.3%
Kenan Advantage Group, Inc. (The), U.S. Term Loan, B1, 4.5%,
(1-month USD LIBOR + 3.75%), 3/24/26 .................. United States 3,790,500 3,781,706
Airlines 3.1%
j
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Initial Term
Loan, 5.5%, (6-month USD LIBOR + 4.75%), 4/20/28 ......... United States 3,548,233 3,653,722
Allegiant Travel Co., Replacement Term Loan, 3.198%, (3-month
USD LIBOR + 3%), 2/05/24 ............................ United States 10,177,839 10,109,953
American Airlines, Inc., 2017 Term Loan, B, 2.115%, (1-month USD
LIBOR + 2%), 12/15/23 ............................... United States 1,979,381 1,912,686
American Airlines, Inc., 2018 Replacement Term Loan, 1.861%,
(1-month USD LIBOR + 1.75%), 6/27/25 .................. United States 2,650,000 2,451,595
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan, 4.75%,
(3-month USD LIBOR + 3.75%), 10/20/27 ................. United States 4,371,107 4,597,334
JetBlue Airways Corp., Term Loan, 6.25%, (3-month USD LIBOR +
5.25%), 6/17/24 ..................................... United States 1,269,493 1,305,197
Kestrel Bidco , Inc., Term Loan, 4%, (3-month USD LIBOR + 3%),
12/11/26 .......................................... Canada 10,068,668 9,764,242
j
United AirLines , Inc., Term Loan, B, 4.5%, (3-month USD LIBOR +
3.75%), 4/21/28 ..................................... United States 3,549,107 3,595,689
37,390,418
a a a a a a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
a a
Country
Principal
Amount
*
a
Value
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Auto Components 2.3%
Adient US LLC, Term Loan, B1, 3.61%, (1-month USD LIBOR +
3.5%), 4/10/28 ...................................... United States 6,500,000 $ 6,504,062
Clarios Global LP, First Lien, Amendment No. 1 Dollar Term Loan,
3.363%, (1-month USD LIBOR + 3.25%), 4/30/26 ............ United States 7,974,713 7,905,931
First Brands Group LLC, First Lien, 2021 Term Loan, 6%, (1-month
USD LIBOR + 5%), 3/30/27 ............................ United States 4,542,863 4,576,004
Highline Aftermarket Acquisition LLC, First Lien, Term Loan, 5.25%,
(3-month USD LIBOR + 4.5%), 11/09/27 .................. United States 2,648,474 2,660,074
TI Group Automotive Systems LLC, Refinancing US Term Loan,
3.75%, (3-month USD LIBOR + 3.25%), 12/16/26 ............ United States 2,197,913 2,197,001
j
Truck Hero, Inc., Initial Term Loan, 4.5%, (1-month USD LIBOR +
3.75%), 1/31/28 ..................................... United States 3,558,772 3,557,366
27,400,438
a a a a a a
Automobiles 0.8%
j
American Trailer World Corp., First Lien, Initial Term Loan, 4.5%,
(1-month USD LIBOR + 3.75%), 3/03/28 .................. United States 5,352,411 5,315,613
Thor Industries, Inc., Term Loan, B1, 3.12%, (1-month USD LIBOR +
3%), 2/01/26 ....................................... United States 4,600,000 4,617,250
9,932,863
a a a a a a
Banks 1.0%
j
Finastra Ltd., First Lien, Dollar Term Loan, 4.5%, (6-month USD
LIBOR + 3.5%), 6/13/24 ............................... United Kingdom 11,722,800 11,542,269
Beverages 0.6%
City Brewing Company LLC, First Lien, Closing Date Term Loan,
4.25%, (3-month USD LIBOR + 3.5%), 4/05/28 .............. United States 2,210,884 2,219,175
j
Triton Water Holdings, Inc., First Lien, Initial Term Loan, 4%,
(3-month USD LIBOR + 3.5%), 3/31/28 ................... United States 4,821,466 4,810,908
7,030,083
a a a a a a
Biotechnology 0.3%
Grifols Worldwide Operations Ltd., Dollar Term Loan, B, 2.087%, (1-
week USD LIBOR + 2%), 11/15/27 ....................... Ireland 2,280,989 2,255,966
Horizon Therapeutics USA, Inc., Seventh Amendment Refinancing
Term Loan, 2.125%, (1-month USD LIBOR + 2%), 5/22/26 ..... United States 1,618,143 1,613,895
3,869,861
a a a a a a
Building Products 0.2%
j
Cornerstone Building Brands, Inc., Term Loan, B, 3.75%, (1-month
USD LIBOR + 3.25%), 4/12/28 .......................... United States 2,969,770 2,947,497
Capital Markets 2.6%
Citadel Securities LP, Term Loan, B, 2.613%, (1-month USD LIBOR
+ 2.5%), 2/02/28 .................................... United States 4,300,000 4,266,417
Deerfield Dakota Holding LLC, First Lien, Initial Dollar Term Loan,
4.75%, (1-month USD LIBOR + 3.75%), 4/09/27 ............. United States 5,937,232 5,958,577
j
Edelman Financial Engines Center LLC (The), First Lien, 2021 Initial
Term Loan, B, 4.25%, (1-month USD LIBOR + 3.5%), 4/07/28 .. United States 3,500,000 3,489,955
Jane Street Group LLC, Term Loan, 2.863%, (1-month USD LIBOR +
2.75%), 1/26/28 ..................................... United States 3,124,993 3,101,946
j
Russell Investments US Institutional Holdco, Inc., 2025 Term Loan,
4.5%, (3-month USD LIBOR + 3.5%), 5/30/25 .............. United States 9,912,434 9,825,700
Vertical Midco GmbH, USD Term Loan, 4.478%, (6-month USD
LIBOR + 4.25%), 6/30/27 .............................. Germany 4,101,147 4,113,717
30,756,312
a a a a a a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a a
Country
Principal
Amount
*
a
Value
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Chemicals 2.3%
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan, 3.613%,
(1-month USD LIBOR + 3.5%), 3/16/25 ................... United States 5,453,744 $ 5,423,067
INEOS 226 Ltd., USD Term Loan, B, 3.25%, (3-month USD LIBOR +
2.75%), 1/29/26 ..................................... United Kingdom 1,873,332 1,868,358
Lummus Technology Holdings V LLC, 2021 Refinancing Term Loan,
B, 3.613%, (1-month USD LIBOR + 3.5%), 6/30/27 .......... United States 3,347,943 3,329,813
j,k
NIC Acquisition Corp. / CPC Acquisition Corp. / Gardner-Gibson
Acquisition Corp., Term Loan, B, TBD, 12/01/25 ............. United States 1,316,536 1,296,788
j
NIC Acquisition Corp., Term Loan, 4.5%, (3-month USD LIBOR +
3.75%), 12/29/27 .................................... United States 3,304,428 3,310,640
Nouryon Finance BV, Initial Dollar Term Loan, 2.865%, (1-month
USD LIBOR + 2.75%), 10/01/25 ......................... Netherlands 1,979,267 1,957,822
SCIH Salt Holdings, Inc., Incremental Term Loan, B1, 4.75%,
(1-month USD LIBOR + 4%), 3/16/27 ..................... United States 7,202,942 7,192,137
k
Sparta U.S. HoldCo LLC, Term Loan, TBD, 4/28/28 ............ United States 2,515,625 2,503,047
26,881,672
a a a a a a
Commercial Services & Supplies 2.5%
Allied Universal Holdco LLC, Initial Term Loan, 4.363%, (1-month
USD LIBOR + 4.25%), 7/10/26 .......................... United States 5,872,028 5,868,358
CCI Buyer, Inc., Term Loan, 4.75%, (3-month USD LIBOR + 4%),
12/17/27 .......................................... United States 945,672 948,628
Legalzoom.com, Inc., First Lien, 2018 Term Loan, 4.613%, (1-month
USD LIBOR + 4.5%), 11/21/24 .......................... United States 10,240,357 10,248,396
Prime Security Services Borrower LLC, First Lien, 2021 Refinancing
Term Loan, B1, 3.5%, (1-month USD LIBOR + 2.75%; 3-month
USD LIBOR + 2.75%), 9/23/26 .......................... United States 2,250,723 2,249,946
Staples, Inc., 2019 Refinancing New Term Loan, B1, 5.205%,
(3-month USD LIBOR + 5%), 4/16/26 ..................... United States 5,300,653 5,192,652
Staples, Inc., 2019 Refinancing Term Loan, B2, 4.705%, (3-month
USD LIBOR + 4.5%), 9/12/24 ........................... United States 5,500,000 5,436,970
29,944,950
a a a a a a
Communications Equipment 0.9%
CommScope , Inc., Initial Term Loan, 3.363%, (1-month USD LIBOR
+ 3.25%), 4/06/26 ................................... United States 10,517,491 10,466,587
Construction Materials 0.6%
Park River Holdings, Inc., First Lien, Initial Term Loan, 4%, (3-month
USD LIBOR + 3.25%), 12/28/27 ......................... United States 3,587,094 3,571,956
White Cap Buyer LLC, Initial Closing Date Term Loan, 4.5%,
(3-month USD LIBOR + 4%), 10/19/27 .................... United States 2,985,000 2,989,194
6,561,150
a a a a a a
Containers & Packaging 1.2%
BWay Holding Co., Initial Term Loan, 3.443%, (3-month USD LIBOR
+ 3.25%), 4/03/24 ................................... United States 10,464,596 10,126,118
j
Kleopatra Finco SARL, USD Term Loan, B, 5.25%, (6-month USD
LIBOR + 4.75%), 2/12/26 .............................. Luxembourg 4,737,913 4,733,460
14,859,578
a a a a a a
Diversified Consumer Services 1.0%
KUEHG Corp., Term Loan, B3, 4.75%, (3-month USD LIBOR +
3.75%), 2/21/25 ..................................... United States 5,081,821 5,026,912
Sedgwick Claims Management Services, Inc. (Lightning Cayman
Merger Sub Ltd.), Initial Term Loan, 3.363%, (1-month USD LIBOR
+ 3.25%), 12/31/25 .................................. United States 1,687,056 1,665,656

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a a
Country
Principal
Amount
*
a
Value
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Diversified Consumer Services (continued)
WeddingWire , Inc., First Lien, Initial Term Loan, 4.685%, (2-month
USD LIBOR + 4.5%; 3-month USD LIBOR + 4.5%), 12/19/25 ... United States 2,393,878 $ 2,393,889
j
WW International, Inc., Initial Term Loan, 4%, (1-month USD LIBOR
+ 3.5%), 4/13/28 .................................... United States 2,358,974 2,361,628
11,448,085
a a a a a a
Diversified Financial Services 1.1%
Jefferies Finance LLC, Closing Date Term Loan, 3.125%, (1-month
USD LIBOR + 3%), 6/03/26 ............................ United States 2,985,000 2,959,359
Sabre GLBL, Inc., 2020 Other Term Loan, B, 4.75%, (1-month USD
LIBOR + 4%), 12/17/27 ............................... United States 325,044 328,549
Verscend Holding Corp., Term Loan, B1, 4.113%, (1-month USD
LIBOR + 4%), 8/27/25 ................................ United States 9,308,760 9,320,396
12,608,304
a a a a a a
Diversified Telecommunication Services 2.4%
Global Tel Link, First Lien, Term Loan, 4.363%, (1-month USD
LIBOR + 4.25%), 11/29/25 ............................. United States 14,395,354 13,451,810
Global Tel Link, Second Lien, Term Loan, 8.363%, (1-month USD
LIBOR + 8.25%), 11/29/26 ............................. United States 7,895,149 6,271,709
West Corp., Initial Term Loan, LOAN Note, B, 5%, (3-month USD
LIBOR + 4%), 10/10/24 ............................... United States 4,031,416 3,941,757
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 3.113%,
(1-month USD LIBOR + 3%), 3/09/27 ..................... United States 5,255,569 5,209,583
28,874,859
a a a a a a
Electric Utilities 0.1%
Astoria Energy LLC, Advance (2020) Term Loan, B, 4.5%, (3-month
USD LIBOR + 3.5%), 12/10/27 .......................... United States 1,423,243 1,426,801
Electronic Equipment, Instruments & Components 0.1%
Verifone Systems, Inc., First Lien, Initial Term Loan, 4.182%,
(3-month USD LIBOR + 4%), 8/20/25 ..................... United States 1,790,816 1,762,513
Entertainment 3.0%
Banijay Entertainment SAS, Facility USD Term Loan, B, 3.86%,
(1-month USD LIBOR + 3.75%), 3/01/25 .................. France 5,235,199 5,209,023
j
Crown Finance US, Inc., Initial Dollar Term Loan, 3.5%, (3-month
USD LIBOR + 2.5%), 2/28/25 ........................... United States 2,990,730 2,575,362
Diamond Sports Group LLC, Term Loan, 3.37%, (1-month USD
LIBOR + 3.25%), 8/24/26 .............................. United States 12,890,282 9,261,410
Lions Gate Capital Holdings LLC, 2026 Term Loan, A, 1.863%,
(1-month USD LIBOR + 1.75%), 4/06/26 .................. United States 14,536,006 14,417,901
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC), First Lien, Term Loan, B1, 2.903%, (1-month USD
LIBOR + 2.75%; 3-month USD LIBOR + 2.75%), 5/18/25 ...... United States 4,381,712 4,288,623
35,752,319
a a a a a a
Food & Staples Retailing 1.5%
GNC Holdings, Inc., Second Lien, Term Loan, 6.2%, (3-month USD
LIBOR + 6%), 10/07/26 ............................... United States 19,463,406 16,324,932
j
Shearer's Foods LLC, First Lien, Refinancing Term Loan, 4.25%,
(3-month USD LIBOR + 3.5%), 9/23/27 ................... United States 1,777,236 1,778,018
18,102,950
a a a a a a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a a
Country
Principal
Amount
*
a
Value
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Food Products 0.7%
g
CSM Bakery Solutions Ltd., Second Lien, Term Loan, 11%, PIK,
(3-month USD LIBOR + 10%), 7/05/21 .................... United States 8,039,532 $ 7,845,592
Health Care Equipment & Supplies 0.5%
j,k
Jazz Pharmaceuticals, Inc., Term Loan, TBD, 4/21/28 .......... United States 2,428,571 2,436,658
j,k
Organon & Co., Term Loan, TBD, 4/08/28 ................... United States 3,348,649 3,343,760
5,780,418
a a a a a a
Health Care Providers & Services 6.4%
j
ADMI Corp., Amendment No. 4 Refinancing Term Loan, 3.25%,
(1-month USD LIBOR + 2.75%), 12/23/27 ................. United States 7,913,882 7,861,136
j
CNT Holdings I Corp., First Lien, Facility Term Loan, 4.5%, (3-month
USD LIBOR + 3.75%), 11/08/27 ......................... United States 2,368,610 2,367,687
j
eResearchTechnology , Inc., First Lien, Initial Term Loan, 5.5%,
(1-month USD LIBOR + 4.5%), 2/04/27 ................... United States 6,659,179 6,683,252
Gentiva Health Services, Inc., First Lien, Term Loan, B, 2.875%,
(1-month USD LIBOR + 2.75%), 7/02/25 .................. United States 5,636,113 5,632,590
Global Medical Response, Inc., 2018 New Term Loan, 5.25%,
(3-month USD LIBOR + 4.25%), 3/14/25 .................. United States 2,864,984 2,868,823
National Mentor Holdings, Inc., First Lien, Initial Term Loan,
4.5%, (1-month USD LIBOR + 3.75%; 3-month USD LIBOR +
3.75%), 3/02/28 ..................................... United States 9,219,458 9,222,316
C, 4.5%, (3-month USD LIBOR + 3.75%), 3/02/28 ........... United States 307,315 307,410
Navicure , Inc., First Lien, Initial Term Loan, 4.113%, (1-month USD
LIBOR + 4%), 10/22/26 ............................... United States 12,236,863 12,206,271
Pathway Vet Alliance LLC, First Lien, 2021 Replacement Term Loan,
3.863%, (1-month USD LIBOR + 3.75%), 3/31/27 ............ United States 8,970,188 8,936,550
Phoenix Guarantor, Inc., First Lien, Term Loan,
3.611%, (1-month USD LIBOR + 3.5%), 3/05/26 ............. United States 6,321,127 6,273,718
B1, 3.358%, (1-month USD LIBOR + 3.25%), 3/05/26 ......... United States 6,885,896 6,814,593
Pluto Acquisition I, Inc., First Lien, Term Loan, B, 4.613%, (1-month
USD LIBOR + 4.5%), 6/22/26 ........................... United States 773,195 776,094
Pluto Acquisition I, Inc., Incremental Term Loan, 5.5%, (1-month USD
LIBOR + 5%), 6/22/26 ................................ United States 1,498,812 1,509,116
Radiology Partners, Inc., First Lien, Term Loan, B, 4.361%, (1-month
USD LIBOR + 4.25%), 7/09/25 .......................... United States 3,000,000 2,993,670
j
U.S. Anesthesia Partners, Inc., First Lien, Initial Term Loan, 4%,
(3-month USD LIBOR + 3%), 6/23/24 ..................... United States 1,799,743 1,776,248
76,229,474
a a a a a a
Health Care Technology 0.1%
Inovalon Holdings, Inc., Refinancing Date Term Loan, 2.875%,
(1-month USD LIBOR + 2.75%), 4/02/25 .................. United States 1,339,313 1,330,105
Hotels, Restaurants & Leisure 3.8%
g
24 Hour Fitness Worldwide, Inc., Exit Term Loan, 5.193%, PIK,
(3-month USD LIBOR + 5%), 12/29/25 .................... United States 13,047,124 11,495,060
Boyd Gaming Corp., Refinancing Term Loan, B, 2.337%, (1-week
USD LIBOR + 2.25%), 9/15/23 .......................... United States 3,981,376 3,981,376
Boyd Gaming Corp., Term Loan, A, 3.25%, (1-week USD LIBOR +
2.75%), 9/15/23 ..................................... United States 3,855,778 3,865,417
Caesars Resort Collection LLC, Term Loan,
B, 2.863%, (1-month USD LIBOR + 2.75%), 12/23/24 ......... United States 8,904,980 8,818,112
B1, 4.613%, (1-month USD LIBOR + 4.5%), 7/21/25 .......... United States 1,718,565 1,725,989
Golden Nugget, Inc., Initial Term Loan, B, 3.25%, (2-month USD
LIBOR + 2.5%), 10/04/23 .............................. United States 3,511,686 3,476,411
j
IRB Holding Corp., Fourth Amendment Incremental Term Loan,
4.25%, (3-month USD LIBOR + 3.25%), 12/15/27 ............ United States 4,730,701 4,726,278

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a a
Country
Principal
Amount
*
a
Value
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, Facility Term Loan, B1, 2.5%, (1-month USD
LIBOR + 2.25%), 2/08/27 .............................. United States 7,708,750 $ 7,613,238
45,701,881
a a a a a a
Household Durables 0.2%
Playtika Holding Corp., Term Loan, B1, 2.863%, (1-month USD
LIBOR + 2.75%), 3/13/28 .............................. United States 2,565,360 2,554,945
Household Products 1.3%
b,g,l
FGI Operating Co. LLC, Term Loan, 12.1%, PIK, (3-month USD
LIBOR + 11%), 5/16/22 ............................... United States 45,096,629 15,757,453
Insurance 3.0%
j
Acrisure LLC, First Lien, 2020 Term Loan, 3.703%, (3-month USD
LIBOR + 3.5%), 2/15/27 ............................... United States 4,200,000 4,143,552
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan, 3.363%,
(1-month USD LIBOR + 3.25%), 5/09/25 .................. United States 8,257,677 8,165,728
j
Alliant Holdings Intermediate LLC, Term Loan, B3, 4.25%, (1-month
USD LIBOR + 3.75%), 11/05/27 ......................... United States 1,071,273 1,072,687
AssuredPartners , Inc., 2020 February Refinancing Term Loan,
3.613%, (1-month USD LIBOR + 3.5%), 2/12/27 ............. United States 9,017,842 8,944,572
AssuredPartners , Inc., 2020 June Incremental Term Loan, 5.5%,
(1-month USD LIBOR + 4.5%), 2/12/27 ................... United States 493,446 495,111
Asurion LLC, New Term Loan,
B8, 3.363%, (1-month USD LIBOR + 3.25%), 12/23/26 ........ United States 8,982,287 8,931,762
B9, 3.363%, (1-month USD LIBOR + 3.25%), 7/31/27 ......... United States 3,575,507 3,553,535
Asurion LLC, Second Lien, New Term Loan, B3, 5.363%, (1-month
USD LIBOR + 5.25%), 1/31/28 .......................... United States 195,987 199,123
35,506,070
a a a a a a
Internet & Direct Marketing Retail 0.6%
j
MH Sub I LLC (Micro Holding Corp.), First Lien, 2020 June New
Term Loan, 4.75%, (1-month USD LIBOR + 3.75%), 9/13/24 .... United States 2,948,976 2,952,293
MH Sub I LLC (Micro Holding Corp.), First Lien, Amendment No. 2
Initial Term Loan, 3.613%, (1-month USD LIBOR + 3.5%), 9/13/24 United States 4,340,072 4,308,737
7,261,030
a a a a a a
IT Services 5.1%
j
Arches Buyer, Inc., Refinancing Term Loan, 3.75%, (1-month USD
LIBOR + 3.25%), 12/06/27 ............................. United States 1,780,000 1,773,512
Aventiv Technologies LLC, First Lien, Initial Term Loan, 5.5%,
(3-month USD LIBOR + 4.5%), 11/01/24 .................. United States 8,795,455 8,177,046
Barracuda Networks, Inc., First Lien, 2020 Term Loan, 4.5%,
(3-month USD LIBOR + 3.75%), 2/12/25 .................. United States 2,944,109 2,945,213
Conduent , Inc., Term Loan, B, 2.613%, (1-month USD LIBOR +
2.5%), 12/07/23 ..................................... United States 1,746,466 1,727,691
Gainwell Acquisition Corp., Term Loan, B, 4.75%, (3-month USD
LIBOR + 4%), 10/01/27 ............................... United States 7,767,433 7,784,444
Informatica LLC, Dollar 2020 Term Loan, 3.363%, (1-month USD
LIBOR + 3.25%), 2/25/27 .............................. United States 5,316,300 5,277,624
Neustar , Inc., First Lien, Term Loan, B5, 5.5%, (3-month USD LIBOR
+ 4.5%), 8/08/24 .................................... United States 6,035,470 5,782,131
j
Peraton Corp., First Lien, Term Loan, B, 4.5%, (1-month USD LIBOR
+ 3.75%), 2/01/28 ................................... United States 3,011,567 3,014,293
Pitney Bowes, Inc., Refinancing Term Loan, B, 4.12%, (1-month USD
LIBOR + 4%), 3/17/28 ................................ United States 11,000,000 11,009,130
Tempo Acquisition LLC, Extended Term Loan, 3.75%, (1-month USD
LIBOR + 3.25%), 11/02/26 ............................. United States 2,387,970 2,388,710

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
a a
Country
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Amount
*
a
Value
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
IT Services (continued)
TIBCO Software, Inc., Term Loan, B3, 3.87%, (1-month USD LIBOR
+ 3.75%), 6/30/26 ................................... United States 10,908,492 $ 10,862,512
60,742,306
a a a a a a
Leisure Products 0.7%
j
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), First
Lien, Initial Term Loan, 4.5%, (1-month USD LIBOR + 3.5%),
12/16/24 .......................................... United States 5,276,335 5,087,284
NASCAR Holdings LLC, Initial Term Loan, 2.859%, (1-month USD
LIBOR + 2.75%), 10/19/26 ............................. United States 3,528,648 3,509,294
8,596,578
a a a a a a
Machinery 1.8%
Navistar, Inc., Term Loan, B, 3.61%, (1-month USD LIBOR + 3.5%),
11/06/24 .......................................... United States 20,895,088 20,913,371
Media 5.7%
Cengage Learning, Inc., 2016 Refinancing Term Loan, 5.25%,
(2-month USD LIBOR + 4.25%; 3-month USD LIBOR + 4.25%),
6/07/23 ........................................... United States 10,565,741 10,534,361
Clear Channel Outdoor Holdings, Inc., Term Loan, B, 3.685%,
(2-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5%),
8/21/26 ........................................... United States 9,556,777 9,280,060
CSC Holdings LLC, March 2017 Refinancing Term Loan, 2.365%,
(1-month USD LIBOR + 2.25%), 7/17/25 .................. United States 17,428,272 17,268,803
Gray Television, Inc., Term Loan, B2, 2.365%, (1-month USD LIBOR
+ 2.25%), 2/07/24 ................................... United States 3,457,244 3,441,859
Nexstar Broadcasting, Inc., Term Loan, B3, 2.356%, (1-month USD
LIBOR + 2.25%), 1/17/24 .............................. United States 6,117,538 6,102,703
Nielsen Finance LLC, Dollar Term Loan, B5, 4.75%, (1-month USD
LIBOR + 3.75%), 6/04/25 .............................. United States 1,189,608 1,194,950
Radiate HoldCo LLC, Term Loan, B, 4.25%, (1-month USD LIBOR +
3.5%), 9/25/26 ...................................... United States 1,635,067 1,638,648
Sinclair Television Group, Inc., Term Loan, B, 2.36%, (1-month USD
LIBOR + 2.25%), 1/03/24 .............................. United States 7,303,522 7,257,875
Univision Communications, Inc., First Lien, 2020 Replacement Term
Loan, 4.75%, (1-month USD LIBOR + 3.75%), 3/15/26 ........ United States 2,313,287 2,320,782
j,k
Virgin Media Bristol LLC, Term Loan, Q, TBD, 1/31/29 .......... United States 3,155,393 3,154,873
WideOpenWest Finance LLC, Eighth Amendment Term Loan, B,
4.25%, (1-month USD LIBOR + 3.25%), 8/18/23 ............. United States 5,367,694 5,370,351
67,565,265
a a a a a a
Metals & Mining 0.6%
j
U.S. Silica Co., Term Loan, 5%, (1-month USD LIBOR + 4%),
5/01/25 ........................................... United States 7,330,702 7,054,445
Multiline Retail 0.2%
Franchise Group, Inc., First Lien, Initial Term Loan, 5.5%, (3-month
USD LIBOR + 4.75%), 3/10/26 .......................... United States 1,588,583 1,595,542
Harbor Freight Tools USA, Inc., Initial Term Loan (2020), 3.75%,
(1-month USD LIBOR + 3%), 10/19/27 .................... United States 1,211,134 1,211,697
2,807,239
a a a a a a
Oil, Gas & Consumable Fuels 3.5%
Centurion Pipeline Co. LLC, Initial Term Loan, 3.363%, (1-month
USD LIBOR + 3.25%), 9/29/25 .......................... United States 1,939,413 1,930,201
j,m
Fieldwood Energy LLC, Debtor-in-possession Facility Term Loan,
9.75%, (1-month USD LIBOR + 8.75%), 8/04/21 ............. United States 724,518 753,499

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a a
Country
Principal
Amount
*
a
Value
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Oil, Gas & Consumable Fuels (continued)
l
Fieldwood Energy LLC, First Lien, Closing Date Term Loan, 7.251%,
(3-month USD LIBOR + 4.25%), 4/11/22 .................. United States 74,275,433 $ 28,763,161
b,j,k
Fieldwood Energy LLC, Second Lien, Exit Facility Term Loan, TBD,
3/31/26 ........................................... United States 6,478,518 6,348,948
UTEX Industries, Inc., First Out Term Loan, 8.5%, (1-month USD
LIBOR + 7%), 12/03/24 ............................... United States 2,716,008 2,737,736
g
UTEX Industries, Inc., Second Out Term Loan, 5.25%, PIK, (1-month
USD LIBOR + 3.75%), 12/03/25 ......................... United States 1,691,609 1,649,049
42,182,594
a a a a a a
Paper & Forest Products 0.8%
d
Appvion Operations, Inc., Term Loan, 7%, (3-month USD LIBOR +
6%), 6/12/26 ....................................... United States 10,110,289 10,085,013
Personal Products 0.9%
Coty, Inc., USD Term Loan, B, 2.36%, (1-month USD LIBOR +
2.25%), 4/07/25 ..................................... United States 1,237,906 1,190,519
Sunshine Luxembourg VII SARL, Term Loan, B3, 4.5%, (3-month
USD LIBOR + 3%), 10/01/26 ........................... Luxembourg 9,321,600 9,336,142
10,526,661
a a a a a a
Pharmaceuticals 0.4%
Bausch Health Cos., Inc., Initial Term Loan, 3.109%, (1-month USD
LIBOR + 3%), 6/02/25 ................................ United States 5,355,740 5,352,768
Professional Services 0.6%
CCRR Parent, Inc., First Lien, Initial Term Loan, 5%, (3-month USD
LIBOR + 4.25%), 3/06/28 .............................. United States 1,633,226 1,639,351
Dun & Bradstreet Corp. (The), Initial Term Loan Borrowing, B,
3.361%, (1-month USD LIBOR + 3.25%), 2/06/26 ............ United States 3,015,216 3,002,024
UKG, Inc., First Lien, 2021 Incremental Term Loan, 4%, (3-month
USD LIBOR + 3.25%), 5/04/26 .......................... United States 2,236,836 2,242,081
6,883,456
a a a a a a
Real Estate Management & Development 0.3%
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan,
2.863%, (1-month USD LIBOR + 2.75%), 8/21/25 ............ United States 3,680,000 3,602,959
Road & Rail 3.6%
Avis Budget Car Rental LLC, New Term Loan, B, 2.37%, (1-month
USD LIBOR + 2.25%), 8/06/27 .......................... United States 8,222,929 8,061,924
b
Onsite Rental Group Operations Pty. Ltd., Term Loan, B, 5.5%,
(1-month USD LIBOR + 4.5%), 10/26/22 .................. Australia 15,430,072 14,534,123
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan, B, 5%,
(3-month USD LIBOR + 4%), 5/21/26 ..................... Australia 19,825,761 19,887,816
42,483,863
a a a a a a
Software 11.3%
athenahealth , Inc., First Lien, Term Loan, B1, 4.453%, (3-month USD
LIBOR + 4.25%), 2/11/26 .............................. United States 11,779,187 11,835,138
Blackboard, Inc., First Lien, Term Loan, B5, 7%, (3-month USD
LIBOR + 6%), 6/30/24 ................................ United States 11,301,148 11,308,267
Ceridian HCM Holding, Inc., Initial Term Loan, 2.587%, (1-week USD
LIBOR + 2.5%), 4/30/25 ............................... United States 3,855,645 3,800,220
j
DCert Buyer, Inc., First Lien, Initial Term Loan, 4.113%, (1-month
USD LIBOR + 4%), 10/16/26 ........................... United States 10,655,078 10,669,142
DCert Buyer, Inc., Second Lien, First Amendment Refinancing Term
Loan, 7.113%, (1-month USD LIBOR + 7%), 2/19/29 ......... United States 2,168,879 2,188,312

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a a
Country
Principal
Amount
*
a
Value
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Software (continued)
j
ECI Macola /MAX Holding LLC, First Lien, Initial Term Loan, 4.5%,
(3-month USD LIBOR + 3.75%), 11/09/27 .................. United States 2,992,500 $ 2,999,981
j
Epicor Software Corp., Term Loan, C, 4%, (1-month USD LIBOR +
3.25%), 7/30/27 ..................................... United States 3,552,037 3,551,575
Greeneden U.S. Holdings I LLC, Term Loan, B, 4.75%, (1-month
USD LIBOR + 4%), 12/01/27 ........................... United States 5,542,786 5,561,492
j
Hyland Software, Inc., First Lien, 2018 Refinancing Term Loan,
4.25%, (1-month USD LIBOR + 3.5%), 7/01/24 .............. United States 7,090,617 7,105,365
Hyland Software, Inc., Second Lien, 2021 Refinancing Term Loan,
7%, (1-month USD LIBOR + 6.25%), 7/07/25 ............... United States 106,061 107,209
j
Idera , Inc., First Lien, Term Loan, B1, 4.5%, (3-month USD LIBOR +
3.75%), 3/02/28 ..................................... United States 6,683,379 6,643,011
j,k
IGT Holding IV AB, Facility Term Loan, TBD, 3/31/28 ........... Sweden 4,153,333 4,148,142
Ivanti Software, Inc., First Lien, First Amendment Term Loan, B,
4.75%, (3-month USD LIBOR + 4%), 12/01/27 .............. United States 306,406 302,653
Ivanti Software, Inc., First Lien, Initial Term Loan, 5.75%, (3-month
USD LIBOR + 4.75%), 12/01/27 ......................... United States 3,500,000 3,495,625
LogMeIn, Inc., First Lien, Initial Term Loan, 4.86%, (1-month USD
LIBOR + 4.75%), 8/31/27 .............................. United States 5,919,575 5,917,711
Mitchell International, Inc., First Lien, Amendment No. 2 New Facility
Term Loan, 4.75%, (1-month USD LIBOR + 4.25%), 11/29/24 ... United States 4,676,500 4,692,096
j,k
Mitchell International, Inc., First Lien, Initial Term Loan, TBD,
11/29/24 .......................................... United States 2,396,915 2,364,557
Perforce Software, Inc., First Lien, New Term Loan, 3.863%,
(1-month USD LIBOR + 3.75%), 7/01/26 .................. United States 5,628,256 5,567,865
Project Alpha Intermediate Holding, Inc., 2021 Refinancing Term
Loan, 4.12%, (1-month USD LIBOR + 4%), 4/26/24 .......... United States 4,868,325 4,860,414
j
Project Ruby Ultimate Parent Corp., First Lien, Closing Date Term
Loan, 4%, (1-month USD LIBOR + 3.25%), 3/10/28 .......... United States 4,339,105 4,314,698
Quest Software US Holdings, Inc., First Lien, Initial Term Loan,
4.436%, (3-month USD LIBOR + 4.25%), 5/16/25 ............ United States 4,114,836 4,117,099
j
RealPage , Inc., First Lien, Initial Term Loan, 3.75%, (1-month USD
LIBOR + 3.25%), 4/24/28 .............................. United States 7,096,774 7,072,397
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 2.863%,
(1-month USD LIBOR + 2.75%), 3/03/23 .................. United States 1,472,687 1,466,966
Sophia LP, Term Loan, B, 4.5%, (3-month USD LIBOR + 3.75%),
10/07/27 .......................................... United States 3,876,144 3,880,989
Surf Holdings SARL, First Lien, Dollar Term Loan, 3.676%, (3-month
USD LIBOR + 3.5%), 3/05/27 ........................... Luxembourg 8,079,100 8,013,902
j,k
Syncsort , Inc., Term Loan, B, TBD, 3/19/28 .................. United States 4,743,592 4,734,697
Ultimate Software Group, Inc. (The), First Lien, Initial Term Loan,
3.863%, (1-month USD LIBOR + 3.75%), 5/04/26 ............ United States 4,306,281 4,313,322
135,032,845
a a a a a a
Specialty Retail 1.2%
j
Michaels Companies, Inc. (The), Term Loan, B, 5%, (3-month USD
LIBOR + 4.25%), 4/15/28 .............................. United States 4,760,000 4,745,125
PetSmart LLC, Initial Term Loan, 4.5%, (3-month USD LIBOR +
3.75%), 2/11/28 ..................................... United States 1,727,090 1,734,214
Rent-A-Center, Inc., Initial Term Loan, 4.75%, (1-month USD LIBOR
+ 4%), 2/17/28 ...................................... United States 1,629,904 1,643,482
j,k
Savers, Inc., Term Loan, TBD, 4/21/28 ..................... United States 3,592,105 3,632,516
j
Woof Holdings, Inc., First Lien, Initial Term Loan, 4.5%, (3-month
USD LIBOR + 3.75%), 12/21/27 ......................... United States 2,367,896 2,364,936
14,120,273
a a a a a a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a a
Country
Principal
Amount
*
a
Value
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Technology Hardware, Storage & Peripherals 0.5%
Amentum Government Services Holdings LLC, First Lien, Initial Term
Loan, 3.613%, (1-month USD LIBOR + 3.5%), 1/29/27 ........ United States 2,679,750 $ 2,669,031
Amentum Government Services Holdings LLC, Incremental Term
Loan, 5.5%, (3-month USD LIBOR + 4.75%), 1/29/27 ......... United States 3,100,650 3,118,742
5,787,773
a a a a a a
Textiles, Apparel & Luxury Goods 0.4%
Champ Acquisition Corp., First Lien, Initial Term Loan, 5.73%,
(3-month USD LIBOR + 5.5%; 6-month USD LIBOR + 5.5%),
12/19/25 .......................................... United States 2,942,239 2,942,504
Tory Burch LLC, Initial Term Loan, B, 4.5%, (1-month USD LIBOR +
3.5%), 4/16/28 ...................................... United States 2,080,645 2,067,652
5,010,156
a a a a a a
Wireless Telecommunication Services 0.4%
Altice France SA, USD Incremental Term Loan, B13, 4.198%,
(3-month USD LIBOR + 4%), 8/14/26 ..................... France 4,414,608 4,411,451
Total Senior Floating Rate Interests (Cost $1,083,177,694) ........................
1,006,930,112
Asset-Backed Securities 0.8%
Diversified Financial Services 0.8%
f,n
Alinea CLO Ltd. , 2018-1A , C , 144A, FRN , 2.088% , ( 3-month USD
LIBOR + 1.9% ), 7/20/31 ............................... United States 7,000,000 6,946,375
f,n
Dryden 40 Senior Loan Fund , 2015-40A , CR , 144A, FRN , 2.294% ,
( 3-month USD LIBOR + 2.1% ), 8/15/31 ................... United States 2,000,000 2,001,709
f,n
Galaxy XXV CLO Ltd. , 2018-25A , C , 144A, FRN , 2.176% , ( 3-month
USD LIBOR + 2% ), 10/25/31 ........................... United States 500,000 500,489
9,448,573
a a a a a a
Total Asset-Backed Securities (Cost $9,500,000) ................................
9,448,573
Shares/Units
Escrows and Litigation Trusts 0.2%
a,f
99 Escrow Issuer, Inc., Escrow Account, 144A ................ United States 2,500,000 2,397,350
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 13,585,837 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 13,585,837 —
a,b
Remington Outdoor Co., Inc., Litigation Units ................. United States 170,300 282,977
Total Escrows and Litigation Trusts (Cost $2,497,881) ...........................
2,680,327
Total Long Term Investments (Cost $1,247,417,347) .............................
1,157,989,248
a
Short Term Investments 9.7%
a a
Country Shares
a
Value
a
Money Market Funds 5.0%
e,o
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 59,512,964 59,512,964
Total Money Market Funds (Cost $59,512,964) ..................................
59,512,964

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
See Abbreviations on page 151 .
Short Term Investments
(continued)
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 4.7%
p
Joint Repurchase Agreement, 0.005%, 5/03/21 (Maturity Value
$55,587,720)
BNP Paribas Securities Corp. (Maturity Value $40,166,575)
Deutsche Bank Securities, Inc. (Maturity Value $4,916,178)
HSBC Securities (USA), Inc. (Maturity Value $10,504,967)
Collateralized by U.S. Government Agency Securities, 3% - 4.5%,
5/20/46 - 11/20/50; and U.S. Treasury Notes, 1.38% - 2.88%,
5/31/21 - 3/31/26 (valued at $56,698,108) ................. 55,587,699 $ 55,587,699
Total Repurchase Agreements (Cost $55,587,699) ...............................
55,587,699
Total Short Term Investments (Cost $115,100,663 ) ...............................
115,100,663
a
Total Investments (Cost $1,362,518,010) 106.8% ................................
$1,273,089,911
Other Assets, less Liabilities (6.8)% ...........................................
(80,977,780)
Net Assets 100.0% ...........................................................
$1,192,112,131
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
c
See Note 9 regarding restricted securities.
d
See Note 12 regarding holdings of 5% voting securities.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2021, the aggregate value of these securities was $49,410,393, representing 4.1% of net assets.
g
Income may be received in additional securities and/or cash.
h
See Note 1(i) regarding senior floating rate interests.
i
The coupon rate shown represents the rate at period end.
j
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
k
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
l
See Note 7 regarding defaulted securities.
m
See Note 10 regarding unfunded loan commitments.
n
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
o
The rate shown is the annualized seven-day effective yield at period end.
p
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.54 $9.65 $9.60 $9.84 $9.89 $9.91
Income from investment operations
a
:
Net investment income .............. 0.052
b
0.244
b
0.290 0.237 0.170 0.151
Net realized and unrealized gains (losses) 0.191 (0.079) 0.068 (0.185) (0.023) 0.031
Total from investment operations ........ 0.243 0.165 0.358 0.052 0.147 0.182
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.163) (0.275) (0.308) (0.292) (0.197) (0.202)
Net asset value, end of period .......... $9.62 $9.54 $9.65 $9.60 $9.84 $9.89
Total return
c
....................... 2.56% 1.77% 3.78% 0.54% 1.50% 1.88%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.94% 0.94% 0.94% 0.96% 0.96% 0.95%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.66% 0.67% 0.68% 0.72% 0.80% 0.80%
Net investment income ............... 1.09% 2.58% 2.99% 2.43% 1.73% 1.57%
Supplemental data
Net assets, end of period (000’s) ........ $1,880,163 $1,778,666 $1,631,123 $1,499,579 $1,519,902 $1,524,437
Portfolio turnover rate ................ 44.69%
f
93.23% 51.93%
f
56.12% 50.40% 44.76%
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 30.06%
f
67.97% 51.93%
f
44.01% 45.29% 44.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 .
g
See Note
1
(
h
) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.50 $9.61 $9.56 $9.80 $9.86 $9.90
Income from investment operations
a
:
Net investment income .............. 0.033
b
0.205
b
0.251 0.168 0.121 0.113
Net realized and unrealized gains (losses) 0.181 (0.074) 0.068 (0.155) (0.015) 0.024
Total from investment operations ........ 0.214 0.131 0.319 0.013 0.106 0.137
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.144) (0.242) (0.269) (0.253) (0.166) (0.177)
Net asset value, end of period .......... $9.57 $9.50 $9.61 $9.56 $9.80 $9.86
Total return
c
....................... 2.26% 1.42% 3.38% 0.14% 1.08% 1.41%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.34% 1.34% 1.34% 1.36% 1.36% 1.35%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.06% 1.07% 1.08% 1.12% 1.20% 1.20%
Net investment income ............... 0.70% 2.18% 2.59% 2.03% 1.33% 1.17%
Supplemental data
Net assets, end of period (000’s) ........ $117,248 $117,893 $135,372 $130,206 $174,754 $218,066
Portfolio turnover rate ................ 44.69%
f
93.23% 51.93%
f
56.12% 50.40% 44.76%
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 30.06%
f
67.97% 51.93%
f
44.01% 45.29% 44.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 .
g
See Note
1
(
h
) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended
October 31,
2020
Year Ended
October 31,
2019
a
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $9.54 $9.65 $9.65
Income from investment operations
b
:
Net investment income ................................................... 0.037
c
0.219
c
0.012
Net realized and unrealized gains (losses) .................................... 0.184 (0.073) 0.001
Total from investment operations ............................................. 0.221 0.146 0.013
Less distributions from:
Net investment income and net foreign currency gains ........................... (0.151) (0.256) (0.013)
Net asset value, end of period ............................................... $9.61 $9.54 $9.65
Total return
d
............................................................ 2.33% 1.57% 0.14%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 1.16% 1.17% 1.19%
Expenses net of waiver and payments by affiliates
f
............................... 0.91% 0.90% 0.93%
Net investment income .................................................... 0.78% 2.33% 2.73%
Supplemental data
Net assets, end of period (000’s) ............................................. $181 $95 $18
Portfolio turnover rate ..................................................... 44.69%
g
93.23% 51.93%
g
Portfolio turnover rate excluding mortgage dollar rolls
h
............................. 30.06%
g
67.97% 51.93%
g
a
For the period October 15, 2019 (effective date) to October 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 .
h
See Note
1
(
h
) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.61 $9.71 $9.66 $9.90 $9.94 $9.95
Income from investment operations
a
:
Net investment income .............. 0.071
b
0.277
b
0.326 0.271 0.214 0.195
Net realized and unrealized gains (losses) 0.180 (0.071) 0.071 (0.178) (0.025) 0.021
Total from investment operations ........ 0.251 0.206 0.397 0.093 0.189 0.216
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.181) (0.306) (0.347) (0.333) (0.229) (0.226)
Net asset value, end of period .......... $9.68 $9.61 $9.71 $9.66 $9.90 $9.94
Total return
c
....................... 2.62% 2.20% 4.17% 0.96% 1.92% 2.22%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.58% 0.56% 0.55% 0.53% 0.53%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.30% 0.30% 0.30% 0.31% 0.39% 0.42%
Net investment income ............... 1.48% 2.92% 3.37% 2.84% 2.14% 1.95%
Supplemental data
Net assets, end of period (000’s) ........ $440,687 $553,603 $1,003,208 $1,017,856 $591,622 $553,233
Portfolio turnover rate ................ 44.69%
f
93.23% 51.93%
f
56.12% 50.40% 44.76%
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 30.06%
f
67.97% 51.93%
f
44.01% 45.29% 44.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 .
g
See Note
1
(
h
) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.60 $9.70 $9.65 $9.89 $9.94 $9.95
Income from investment operations
a
:
Net investment income .............. 0.064
b
0.269
b
0.315 0.264 0.209 0.184
Net realized and unrealized gains (losses) 0.181 (0.073) 0.069 (0.187) (0.042) 0.025
Total from investment operations ........ 0.245 0.196 0.384 0.077 0.167 0.209
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.175) (0.297) (0.334) (0.317) (0.217) (0.219)
Net asset value, end of period .......... $9.67 $9.60 $9.70 $9.65 $9.89 $9.94
Total return
c
....................... 2.56% 2.10% 4.04% 0.80% 1.70% 2.14%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.69% 0.69% 0.69% 0.71% 0.71% 0.70%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.41% 0.42% 0.43% 0.47% 0.55% 0.55%
Net investment income ............... 1.33% 2.83% 3.24% 2.68% 1.98% 1.82%
Supplemental data
Net assets, end of period (000’s) ........ $251,917 $229,233 $254,314 $214,339 $428,838 $224,887
Portfolio turnover rate ................ 44.69%
f
93.23% 51.93%
f
56.12% 50.40% 44.76%
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 30.06%
f
67.97% 51.93%
f
44.01% 45.29% 44.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 .
g
See Note
1
(
h
) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Statement of Investments (unaudited), April 30, 2021
Franklin Low Duration Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 12,326,925 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,226,701 —
—
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Riviera Resources, Inc. ................................. United States 2,835 732
Paper & Forest Products 0.0%
†
Verso Corp., A ........................................ United States 1,387 21,415
Specialty Retail 0.0%
†
b
Party City Holdco, Inc. .................................. United States 57,585 403,096
Total Common Stocks (Cost $250,685) .........................................
425,243
Management Investment Companies 4.1%
Capital Markets 4.1%
d
Franklin Floating Rate Income Fund ....................... United States 12,169,074 94,432,018
d,e
Franklin Liberty High Yield Corporate ETF ................... United States 259,500 6,848,594
Invesco Senior Loan ETF ............................... United States 445,000 9,856,750
111,137,362
Total Management Investment Companies (Cost $122,682,548) ...................
111,137,362
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 1,093 104
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 1,366 62
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 1,757 29
195
Paper & Forest Products 0.0%
†
b
Verso Corp., 7/25/23 ................................... United States 146 343
Total Warrants (Cost $—) .....................................................
538
Principal
Amount
*
Corporate Bonds 19.9%
Aerospace & Defense 0.3%
Boeing Co. (The) , Senior Note , 2.196% , 2/04/26 .............. United States 6,400,000 6,412,756
f
TransDigm , Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 1,500,000 1,590,000
8,002,756
Air Freight & Logistics 0.5%
FedEx Corp. , Senior Bond , 3.2% , 2/01/25 ................... United States 850,000 923,640
United Parcel Service, Inc. , Senior Note , 3.9% , 4/01/25 ......... United States 12,000,000 13,349,670
14,273,310
Airlines 0.4%
f
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 1,300,000 1,366,625
Delta Air Lines, Inc. , Senior Note , 2.9% , 10/28/24 ............. United States 1,600,000 1,614,923
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 4,600,000 4,936,262

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Airlines (continued)
f
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty
Ltd. , Senior Secured Note , 144A, 5.75% , 1/20/26 ............ United States 1,900,000 $ 2,009,250
United Airlines Holdings, Inc. , Senior Note , 5% , 2/01/24 ......... United States 800,000 824,000
f
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 300,000 311,691
11,062,751
Auto Components 0.2%
Aptiv Corp. , Senior Bond , 4.15% , 3/15/24 ................... United States 900,000 981,614
Goodyear Tire & Rubber Co. (The) , Senior Note , 5.125% , 11/15/23 United States 3,500,000 3,504,725
4,486,339
Banks 3.8%
f
Akbank TAS , Senior Bond , 144A, 5.125% , 3/31/25 ............ Turkey 2,000,000 1,995,986
Bank of America Corp. , Senior Note , 3.55% to 3/05/23, FRN
thereafter , 3/05/24 ................................... United States 10,350,000 10,904,968
Barclays plc , Senior Note , 4.61% to 2/15/22, FRN thereafter , 2/15/23 United Kingdom 6,300,000 6,497,181
Citigroup, Inc. ,
Senior Note, 2.35%, 8/02/21 ........................... United States 5,400,000 5,428,226
Senior Note , 3.106% to 4/08/25, FRN thereafter, 4/08/26 ...... United States 6,500,000 6,975,981
Sub. Bond, 4.6%, 3/09/26 ............................. United States 2,600,000 2,973,613
HSBC Holdings plc ,
Senior Bond, 4.3%, 3/08/26 ............................ United Kingdom 800,000 901,785
Senior Note, 3.262% to 3/13/22, FRN thereafter, 3/13/23 ...... United Kingdom 1,400,000 1,433,536
Senior Note, 2.013% to 9/22/27, FRN thereafter, 9/22/28 ...... United Kingdom 7,600,000 7,547,640
JPMorgan Chase & Co. ,
Senior Note, 2.083% to 4/22/25, FRN thereafter, 4/22/26 ...... United States 18,200,000 18,827,121
Sub. Bond, 3.875%, 9/10/24 ........................... United States 8,400,000 9,193,686
Lloyds Banking Group plc , Senior Note , 3.87% to 7/09/24, FRN
thereafter , 7/09/25 ................................... United Kingdom 2,300,000 2,502,760
f
Shinhan Bank Co. Ltd. , Senior Note , 144A, 1.375% , 10/21/26 .... South Korea 6,500,000 6,491,895
f
Standard Chartered plc , Senior Note , 144A, 3.885% to 3/15/23, FRN
thereafter , 3/15/24 ................................... United Kingdom 10,000,000 10,557,899
Wells Fargo & Co. , Senior Note , 2.188% to 4/30/25, FRN thereafter ,
4/30/26 ........................................... United States 8,400,000 8,708,327
100,940,604
Beverages 0.2%
f,g
Coca-Cola European Partners plc , Senior Note , 144A, 1.5% , 1/15/27 United Kingdom 4,400,000 4,393,920
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Note, 2.3%, 11/21/22 ........................... United States 7,500,000 7,720,767
Senior Note, 3.8%, 3/15/25 ............................ United States 600,000 657,588
Senior Note, 2.95%, 11/21/26 .......................... United States 500,000 535,887
8,914,242
Capital Markets 0.9%
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.75%, 5/22/25 ........................... United States 1,000,000 1,097,236
Senior Bond, 3.75%, 2/25/26 ........................... United States 6,500,000 7,225,758
Senior Note, 3.272% to 9/29/24, FRN thereafter, 9/29/25 ...... United States 5,000,000 5,373,145
Morgan Stanley ,
Senior Bond, 3.7%, 10/23/24 ........................... United States 1,400,000 1,532,190
Senior Note, 2.188% to 4/28/25, FRN thereafter, 4/28/26 ...... United States 1,300,000 1,352,472

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
Sub. Bond, 4.35%, 9/08/26 ............................ United States 7,800,000 $ 8,832,703
25,413,504
Chemicals 0.5%
f,h
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 314,174 307,629
f
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 7,100,000 7,223,895
EI du Pont de Nemours and Co. , Senior Note , 1.7% , 7/15/25 ..... United States 4,100,000 4,217,180
Methanex Corp. , Senior Bond , 4.25% , 12/01/24 ............... Canada 1,500,000 1,584,375
f
SABIC Capital II BV , Senior Bond , 144A, 4.5% , 10/10/28 ........ Saudi Arabia 400,000 458,316
f
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 700,000 732,751
14,524,146
Communications Equipment 0.1%
f
CommScope Technologies LLC , Senior Bond , 144A, 6% , 6/15/25 . United States 1,500,000 1,528,125
Consumer Finance 0.8%
Capital One Financial Corp. , Senior Note , 3.05% , 3/09/22 ....... United States 13,800,000 14,091,490
Caterpillar Financial Services Corp. , Senior Note , 1.45% , 5/15/25 . United States 1,900,000 1,947,618
OneMain Finance Corp. , Senior Note , 6.125% , 3/15/24 ......... United States 4,200,000 4,541,250
20,580,358
Containers & Packaging 0.1%
f
Owens-Brockway Glass Container, Inc. , Senior Note , 144A, 5.875% ,
8/15/23 ........................................... United States 1,000,000 1,083,750
f
Sealed Air Corp. , Senior Bond , 144A, 5.25% , 4/01/23 .......... United States 950,000 1,009,275
2,093,025
Diversified Financial Services 0.3%
i
Cia Securitizadora de Creditos Financeiros Vert -Fintech , 12 , Senior
Secured Note , FRN , 0% , ( BZDIOVRA + 5.75% ), 2/14/24 ...... Brazil 7,676,000 BRL 1,653,876
f
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 6,500,000 6,338,725
7,992,601
Diversified Telecommunication Services 0.7%
AT&T, Inc. , Senior Bond , 4.125% , 2/17/26 ................... United States 7,000,000 7,886,013
f
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Note ,
144A, 4% , 3/01/23 ................................... United States 1,700,000 1,721,259
Verizon Communications, Inc. , Senior Note , 1.45% , 3/20/26 ..... United States 8,400,000 8,457,438
18,064,710
Electric Utilities 0.9%
Duke Energy Corp. , Senior Bond , 3.75% , 4/15/24 ............. United States 5,000,000 5,412,171
f
Korea East-West Power Co. Ltd. ,
Senior Note, 144A, 3.875%, 7/19/23 ..................... South Korea 4,800,000 5,153,977
Senior Note, 144A, 1.75%, 5/06/25 ...................... South Korea 8,500,000 8,664,160
Southern Co. (The) ,
Senior Bond, 3.25%, 7/01/26 ........................... United States 850,000 918,335
A, Senior Bond, 3.7%, 4/30/30 ......................... United States 4,100,000 4,480,203
24,628,846
Electronic Equipment, Instruments & Components 0.0%
†
FLIR Systems, Inc. , Senior Note , 2.5% , 8/01/30 ............... United States 600,000 597,742

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services 0.4%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond, 4.486%, 5/01/30 .......................... United States 500,000 $ 577,082
Senior Note, 2.773%, 12/15/22 ......................... United States 8,800,000 9,119,577
9,696,659
Entertainment 0.8%
f
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 3,500,000 3,624,688
f
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 2,700,000 2,693,547
Netflix, Inc. ,
Senior Bond, 5.75%, 3/01/24 ........................... United States 1,800,000 2,031,750
Senior Bond, 4.375%, 11/15/26 ......................... United States 3,100,000 3,501,295
f
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 3,100,000 3,338,700
Walt Disney Co. (The) , Senior Note , 1.75% , 1/13/26 ........... United States 6,600,000 6,789,421
21,979,401
Equity Real Estate Investment Trusts (REITs) 0.3%
Simon Property Group LP , Senior Bond , 3.375% , 10/01/24 ...... United States 5,600,000 6,034,412
f
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.5% ,
2/15/25 ........................................... United States 3,000,000 3,067,500
9,101,912
Food & Staples Retailing 0.1%
f
Cencosud SA , Senior Bond , 144A, 4.375% , 7/17/27 ........... Chile 2,900,000 3,225,264
Health Care Equipment & Supplies 0.0%
†
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 ....... United States 300,000 341,901
Health Care Providers & Services 0.2%
Anthem, Inc. , Senior Note , 2.375% , 1/15/25 ................. United States 2,400,000 2,519,278
Centene Corp. , Senior Note , 3.375% , 2/15/30 ................ United States 2,700,000 2,713,513
Orlando Health Obligated Group , 3.777% , 10/01/28 ............ United States 105,000 116,070
Providence St Joseph Health Obligated Group , H , 2.746% , 10/01/26 United States 15,000 15,990
5,364,851
Hotels, Restaurants & Leisure 0.6%
f
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Note , 144A,
5.25% , 10/15/25 ..................................... United States 500,000 504,694
f
Genting New York LLC / GENNY Capital, Inc. , Senior Note , 144A,
3.3% , 2/15/26 ...................................... United States 400,000 399,676
f
International Game Technology plc , Senior Secured Note , 144A,
4.125% , 4/15/26 ..................................... United States 1,800,000 1,856,988
Marriott International, Inc. , EE , Senior Note , 5.75% , 5/01/25 ..... United States 5,500,000 6,334,167
f
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 4,050,000 4,238,284
f
Studio City Finance Ltd. , Senior Note , 144A, 6% , 7/15/25 ....... Macau 2,600,000 2,749,500
f
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 400,000 421,506
16,504,815
Independent Power and Renewable Electricity Producers 0.1%
f
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,400,000 1,356,250
f
Talen Energy Supply LLC , Senior Note , 144A, 10.5% , 1/15/26 .... United States 1,500,000 1,381,463
2,737,713
Industrial Conglomerates 0.2%
Honeywell International, Inc. , Senior Note , 1.35% , 6/01/25 ....... United States 5,600,000 5,722,632

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Interactive Media & Services 0.7%
Baidu, Inc. , Senior Note , 4.375% , 5/14/24 ................... China 6,500,000 $ 7,111,923
f
Tencent Holdings Ltd. ,
Senior Note, 144A, 2.985%, 1/19/23 ..................... China 9,200,000 9,514,673
Senior Note, 144A, 1.81%, 1/26/26 ...................... China 3,000,000 3,051,073
19,677,669
Internet & Direct Marketing Retail 0.6%
Alibaba Group Holding Ltd. ,
Senior Note, 2.8%, 6/06/23 ............................ China 1,100,000 1,149,237
Senior Note, 3.6%, 11/28/24 ........................... China 11,000,000 11,941,185
Amazon.com, Inc. , Senior Note , 2.4% , 2/22/23 ............... United States 2,550,000 2,645,254
15,735,676
IT Services 0.2%
Fiserv, Inc. , Senior Note , 2.25% , 6/01/27 .................... United States 5,200,000 5,375,599
Machinery 0.0%
†
f
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 1,200,000 1,301,250
Media 0.4%
f
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United States 3,000,000 3,146,250
CSC Holdings LLC , Senior Bond , 5.25% , 6/01/24 ............. United States 2,000,000 2,169,110
Fox Corp. , Senior Note , 3.05% , 4/07/25 ..................... United States 2,000,000 2,139,184
f
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 3,700,000 3,767,359
11,221,903
Metals & Mining 0.1%
f
Glencore Funding LLC , Senior Note , 144A, 3% , 10/27/22 ....... Australia 2,200,000 2,268,495
Multiline Retail 0.0%
a,f,h
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 1,021,612 —
a,f,h
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 330,503 —
—
Multi-Utilities 0.1%
Dominion Energy, Inc. , D , Senior Bond , 2.85% , 8/15/26 ......... United States 1,300,000 1,386,294
Oil, Gas & Consumable Fuels 2.7%
f
Aker BP ASA , Senior Note , 144A, 4.75% , 6/15/24 ............. Norway 1,800,000 1,846,972
Apache Corp. , Senior Note , 4.625% , 11/15/25 ................ United States 1,500,000 1,586,250
Cenovus Energy, Inc. , Senior Note , 5.375% , 7/15/25 ........... Canada 4,000,000 4,551,260
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 5,800,000 6,643,625
Chevron Corp. , Senior Note , 1.554% , 5/11/25 ................ United States 4,500,000 4,611,002
Energy Transfer LP , Senior Bond , 4.75% , 1/15/26 ............. United States 5,200,000 5,816,853
EnLink Midstream Partners LP , Senior Bond , 4.4% , 4/01/24 ...... United States 3,800,000 3,905,146
Exxon Mobil Corp. , Senior Note , 1.571% , 4/15/23 ............. United States 19,000,000 19,482,198
f
Harvest Operations Corp. , Senior Note , 144A, 4.2% , 6/01/23 ..... South Korea 2,900,000 3,108,663
MPLX LP , Senior Note , 4.875% , 12/01/24 ................... United States 6,800,000 7,625,851
Occidental Petroleum Corp. ,
Senior Note, 3.45%, 7/15/24 ........................... United States 3,000,000 3,007,500
Senior Note, 5.5%, 12/01/25 ........................... United States 500,000 538,125

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC ,
Senior Secured Note, 5.75%, 5/15/24 .................... United States 2,000,000 $ 2,258,987
Senior Secured Note, 5.625%, 3/01/25 ................... United States 2,000,000 2,296,061
Williams Cos., Inc. (The) ,
Senior Bond, 4.55%, 6/24/24 ........................... United States 2,900,000 3,202,830
Senior Bond, 4%, 9/15/25 ............................. United States 2,300,000 2,546,197
73,027,520
Personal Products 0.3%
Avon Products, Inc. , Senior Bond , 6.75% , 3/15/23 ............. United Kingdom 5,835,000 6,268,978
f,g
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 600,000 602,610
6,871,588
Pharmaceuticals 0.5%
f
Bayer US Finance II LLC ,
Senior Note, 144A, 3.875%, 12/15/23 .................... Germany 5,800,000 6,241,355
Senior Note, 144A, 4.25%, 12/15/25 ..................... Germany 4,600,000 5,138,376
Bristol-Myers Squibb Co. , Senior Note , 2.9% , 7/26/24 .......... United States 2,551,000 2,734,871
f
Royalty Pharma plc , Senior Note , 144A, 1.75% , 9/02/27 ........ United States 700,000 690,062
14,804,664
Semiconductors & Semiconductor Equipment 0.6%
Maxim Integrated Products, Inc. , Senior Bond , 3.45% , 6/15/27 ... United States 800,000 877,547
Micron Technology, Inc. , Senior Note , 2.497% , 4/24/23 ......... United States 4,500,000 4,666,319
f
SK Hynix, Inc. , Senior Note , 144A, 1.5% , 1/19/26 ............. South Korea 9,900,000 9,813,252
15,357,118
Specialty Retail 0.0%
†
f,i
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 565,890 517,789
Thrifts & Mortgage Finance 0.4%
f
BPCE SA , Senior Note , 144A, 2.375% , 1/14/25 ............... France 7,000,000 7,274,340
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 ............. United States 3,000,000 3,399,375
10,673,715
Tobacco 0.3%
Altria Group, Inc. , Senior Note , 2.35% , 5/06/25 ............... United States 4,200,000 4,398,033
f
Imperial Brands Finance plc ,
Senior Bond, 144A, 4.25%, 7/21/25 ...................... United Kingdom 3,695,000 4,062,705
Senior Note, 144A, 3.125%, 7/26/24 ..................... United Kingdom 700,000 739,067
Reynolds American, Inc. , Senior Bond , 4.45% , 6/12/25 ......... United Kingdom 100,000 111,379
9,311,184
Trading Companies & Distributors 0.1%
f
Beacon Roofing Supply, Inc. , Senior Note , 144A, 4.875% , 11/01/25 United States 1,000,000 1,024,365
f
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 1,400,000 1,513,750
2,538,115
Wireless Telecommunication Services 0.2%
f
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC ,
Senior Secured Note, 144A, 3.423%, 9/20/21 .............. United States 312,500 314,942
Senior Secured Note, 144A, 4.738%, 3/20/25 .............. United States 800,000 859,000

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
f
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC, (continued)
T-Mobile USA, Inc. , Senior Note , 2.25% , 2/15/26 .............. United States 3,000,000 $ 3,022,740
4,196,682
Total Corporate Bonds (Cost $524,423,637) .....................................
536,437,388
a
i,j
Senior Floating Rate Interests 0.5%
Aerospace & Defense 0.1%
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.703%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 1,793,825 1,748,397
B2, 3.703%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 964,422 939,999
2,688,396
a a a a a a
Diversified Consumer Services 0.0%
†
KUEHG Corp., Term Loan , B3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 1,630,254 1,612,639
Entertainment 0.1%
Diamond Sports Group LLC, Term Loan , 3.37% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 1,728,070 1,241,584
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC), First Lien, Term Loan , B1 , 2.903% , ( 1-month USD
LIBOR + 2.75%; 3-month USD LIBOR + 2.75% ), 5/18/25 ...... United States 1,404,871 1,375,025
2,616,609
a a a a a a
Leisure Products 0.1%
g
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 2,396,360 2,310,498
Media 0.1%
Cengage Learning, Inc., 2016 Refinancing Term Loan , 5.25% ,
( 2-month USD LIBOR + 4.25%; 3-month USD LIBOR + 4.25% ),
6/07/23 ........................................... United States 2,610,029 2,602,277
Personal Products 0.1%
Coty, Inc., USD Term Loan , B , 2.36% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 2,766,835 2,660,920
Total Senior Floating Rate Interests (Cost $14,741,031) ..........................
14,491,339
k
Marketplace Loans 1.1%
Diversified Financial Services 1.1%
a
Lending Club - LCX, 6.46% - 28.8%, 4/24/22 - 4/14/25 ......... United States 3,791,715 3,342,362
a
Lending Club, 5% - 28.8%, 9/20/21 - 3/16/25 ................. United States 12,514,990 11,500,164
a
Square Capital, Zero Cpn ., 3/18/22 - 10/27/22 ................ United States 13,066,153 12,325,217
a
Upgrade, 13.64% - 30.51%, 9/03/22 - 1/25/25 ................ United States 1,662,852 1,559,231
28,726,974
a a a a a a
Total Marketplace Loans (Cost $30,035,249) ....................................
28,726,974
Foreign Government and Agency Securities 5.7%
f
Banque Centrale de Tunisie , Senior Bond, 144A, 5.75%, 1/30/25 .. Tunisia 4,700,000 4,421,938
f
Banque Ouest Africaine de Developpement , Senior Bond, 144A, 5%,
7/27/27 ........................................... Supranational
l
3,900,000 4,319,484
f
Belarus Government Bond, Senior Bond, 144A, 7.625%, 6/29/27 .. Belarus 3,900,000 4,056,761

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Brazil Government Bond, Senior Bond, 8.75%, 2/04/25 ......... Brazil 2,720,000 $ 3,386,400
Colombia Government Bond, Senior Bond, 8.125%, 5/21/24 ..... Colombia 5,300,000 6,327,220
f
Dexia Credit Local SA, Senior Note, 144A, 2.375%, 9/20/22 ..... France 4,800,000 4,938,464
f
Dominican Republic Government Bond, Senior Note, 144A, 8.9%,
2/15/23 ...........................................
Dominican
Republic 218,500,000 DOP 4,016,092
f
Egypt Government Bond, Senior Note, 144A, 5.75%, 5/29/24 .... Egypt 3,800,000 4,025,120
f,m
Electricite de France SA, Junior Sub. Bond, 144A, 5.625% to
1/22/24, FRN thereafter, Perpetual ....................... France 2,200,000 2,370,500
Equinor ASA,
Senior Note, 2.875%, 4/06/25 ........................... Norway 15,300,000 16,419,479
Senior Note, 1.75%, 1/22/26 ........................... Norway 5,400,000 5,563,855
f
Export-Import Bank of India, Senior Bond, 144A, 3.875%, 2/01/28 . India 3,400,000 3,630,979
Export-Import Bank of Korea, Senior Bond, 2.875%, 1/21/25 ..... South Korea 2,000,000 2,138,288
f
Gabon Government Bond, Senior Bond, 144A, 6.95%, 6/16/25 ... Gabon 1,250,000 1,334,164
Hungary Government Bond, Senior Bond, 5.375%, 2/21/23 ...... Hungary 3,400,000 3,705,334
f
Indonesia Government Bond, Senior Note, 144A, 3.7%, 1/08/22 .. Indonesia 6,330,000 6,473,026
f
Iraq Government Bond, Senior Bond, 144A, 5.8%, 1/15/28 ...... Iraq 6,562,500 6,349,547
f
Israel Electric Corp. Ltd., Senior Secured Bond, 144A, Reg S, 4.25%,
8/14/28 ........................................... Israel 1,400,000 1,558,410
f
Kazakhstan Government Bond, Senior Bond, 144A, 3.875%,
10/14/24 .......................................... Kazakhstan 5,830,000 6,405,129
Korea Development Bank (The), Senior Note, 3.375%, 3/12/23 ... South Korea 7,100,000 7,482,322
Mexico Government Bond, Senior Bond, 4.15%, 3/28/27 ........ Mexico 6,100,000 6,843,437
f
Mongolia Government Bond, Senior Note, 144A, 8.75%, 3/09/24 .. Mongolia 1,360,000 1,573,519
f
Pakistan Government Bond, Senior Bond, 144A, 8.25%, 9/30/25 .. Pakistan 1,440,000 1,608,365
Peru Government Bond,
Senior Bond, 7.35%, 7/21/25 ........................... Peru 3,300,000 4,058,653
Senior Bond, 2.783%, 1/23/31 .......................... Peru 800,000 802,600
f
Petroleos Mexicanos , Senior Note, 144A, 6.875%, 10/16/25 ..... Mexico 990,000 1,082,030
Philippines Government Bond, Senior Bond, 4.2%, 1/21/24 ...... Philippines 1,600,000 1,759,392
Poland Government Bond, Senior Bond, 5%, 3/23/22 .......... Poland 4,310,000 4,491,882
f
Russia Government Bond, Senior Bond, 144A, 4.875%, 9/16/23 .. Russia 4,400,000 4,800,048
South Africa Government Bond, Senior Bond, 5.875%, 9/16/25 ... South Africa 5,640,000 6,296,101
Turkey Government Bond, Senior Note, 6.375%, 10/14/25 ....... Turkey 5,980,000 6,148,325
f
Turkiye Vakiflar Bankasi TAO, Covered Note, Reg S, 2.375%,
5/04/21 ........................................... Turkey 5,600,000 EUR 6,732,880
f
Ukraine Government Bond, Senior Bond, 144A, 7.375%, 9/25/32 . Ukraine 4,500,000 4,558,612
n
Uruguay Government Bond, Index Linked, Senior Bond, 3.7%,
6/26/37 ........................................... Uruguay 167,727,315 UYU 4,301,530
Total Foreign Government and Agency Securities (Cost $151,720,337) ............
153,979,886
U.S. Government and Agency Securities 24.5%
U.S. Treasury Notes,
2.125%, 9/30/21 ..................................... United States 10,000,000 10,086,352
1.75%, 5/15/22 ..................................... United States 117,000,000 119,041,459
1.875%, 8/31/22 ..................................... United States 75,000,000 76,769,531
2.625%, 2/28/23 ..................................... United States 52,000,000 54,344,062
1.625%, 4/30/23 ..................................... United States 90,000,000 92,613,867
1.625%, 5/31/23 ..................................... United States 50,000,000 51,499,024
2.75%, 5/31/23 ..................................... United States 98,000,000 103,221,563
2.875%, 10/31/23 .................................... United States 52,000,000 55,404,375
2.875%, 11/30/23 .................................... United States 70,000,000 74,718,164
n
0.25%, 1/15/25 ..................................... United States 1,340,000 1,627,606
n
0.375%, 7/15/25 ..................................... United States 1,200,000 1,477,047
2.875%, 7/31/25 ..................................... United States 12,000,000 13,113,516

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
n
0.375%, 7/15/27 ..................................... United States 3,840,000 $ 4,640,155
Total U.S. Government and Agency Securities (Cost $658,134,012) ................
658,556,721
Asset-Backed Securities 17.8%
Airlines 0.0%
†
American Airlines Pass-Through Trust , 2016-2 , AA , 3.2% , 6/15/28 .
United States 40,475 40,811
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 ..
United States 436,725 456,892
497,703
a a a a a a
Commercial Services & Supplies 0.9%
f,o
Armada Euro CLO IV DAC , 4A , B , 144A, FRN , 1.7% , ( 3-month
EURIBOR + 1.7% ), 7/15/33 ............................ Ireland 12,400,000 EUR 14,934,609
f,o
LCM XXII Ltd. , 22A , A2R , 144A, FRN , 1.638% , ( 3-month USD
LIBOR + 1.45% ), 10/20/28 ............................. United States 8,500,000 8,481,005
23,415,614
a a a a a a
Consumer Finance 0.9%
Discover Card Execution Note Trust ,
o
2019-A2, A, FRN, 0.385%, (1-month USD LIBOR + 0.27%),
12/15/23 .......................................... United States 9,250,000 9,265,036
2019-A3, A, 1.89%, 10/15/24 ........................... United States 13,340,000 13,657,953
22,922,989
a a a a a a
Diversified Financial Services 16.0%
f,o
Adagio CLO VIII DAC , VIII-A , B1 , 144A, FRN , 1.65% , ( 3-month
EURIBOR + 1.65% ), 4/15/32 ........................... Ireland 500,000 EUR 598,046
f
American Homes 4 Rent Trust ,
2014-SFR3, A, 144A, 3.678%, 12/17/36 ................... United States 716,431 768,989
2015-SFR1, A, 144A, 3.467%, 4/17/52 .................... United States 5,461,701 5,843,808
f,o
AMMC CLO 15 Ltd. , 2014-15A , BRR , 144A, FRN , 1.984% , ( 3-month
USD LIBOR + 1.8% ), 1/15/32 ........................... United States 1,494,355 1,489,481
f,o
AMMC CLO 21 Ltd. , 2017-21A , C , 144A, FRN , 2.302% , ( 3-month
USD LIBOR + 2.1% ), 11/02/30 .......................... United States 400,000 395,283
f,o
AMMC CLO XI Ltd. , 2012-11A , CR2 , 144A, FRN , 2.086% , ( 3-month
USD LIBOR + 1.9% ), 4/30/31 ........................... United States 1,850,000 1,806,217
f,o
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 1.838% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 .............................. United States 6,000,000 5,924,879
f,o
Apidos CLO XXXV , 2021-35A , A , 144A, FRN , 1.245% , ( 3-month
USD LIBOR + 1.05% ), 4/20/34 .......................... United States 19,306,000 19,306,052
f,o
Ares European CLO VIII BV , 8A , BR , 144A, FRN , 1.6% , ( 3-month
EURIBOR + 1.6% ), 4/17/32 ............................ Ireland 700,000 EUR 837,012
f,o
Bain Capital Credit CLO Ltd. , 2018-1A , A1 , 144A, FRN , 1.133% ,
( 3-month USD LIBOR + 0.96% ), 4/23/31 .................. United States 2,000,000 1,998,509
f,o
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 2.338% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 ................. United States 2,100,000 2,055,658
f,o
Blackrock European CLO IX DAC ,
9A, A, 144A, FRN, 0.9%, (3-month EURIBOR + 0.9%), 12/15/32 Ireland 3,300,000 EUR 3,973,267
9A, B, 144A, FRN, 1.55%, (3-month EURIBOR + 1.55%), 12/15/32 Ireland 1,100,000 EUR 1,325,322
f,o
BlueMountain CLO Ltd. ,
2012-2A, BR2, 144A, FRN, 1.632%, (3-month USD LIBOR +
1.45%), 11/20/28 .................................... United States 2,970,000 2,973,480
2012-2A, DR2, 144A, FRN, 3.082%, (3-month USD LIBOR +
2.9%), 11/20/28 ..................................... United States 2,295,000 2,265,889
2014-2A, CR2, 144A, FRN, 2.388%, (3-month USD LIBOR +
2.2%), 10/20/30 ..................................... United States 1,300,000 1,303,521

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,o
BlueMountain CLO XXIV Ltd. , 2019-24A , D , 144A, FRN , 4.088% ,
( 3-month USD LIBOR + 3.9% ), 4/20/31 ................... United States 1,000,000 $ 1,002,045
f,o
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 .................... Ireland 4,550,000 EUR 5,494,501
f,o
BlueMountain Fuji US CLO III Ltd. ,
2017-3A, A2, 144A, FRN, 1.334%, (3-month USD LIBOR +
1.15%), 1/15/30 ..................................... United States 1,000,000 995,680
2017-3A, C, 144A, FRN, 1.884%, (3-month USD LIBOR + 1.7%),
1/15/30 ........................................... United States 500,000 490,785
f,o
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A, A2R2, 144A, FRN, 1.32%, (3-month USD LIBOR +
1.13%), 4/17/31 ..................................... United States 1,200,000 1,186,074
2014-1A, DR, 144A, FRN, 2.79%, (3-month USD LIBOR + 2.6%),
4/17/31 ........................................... United States 533,000 506,958
f,o
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
2.384% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 ............ United States 7,300,000 7,170,554
f,o
Carlyle US CLO Ltd. ,
2017-4A, B, 144A, FRN, 2.034%, (3-month USD LIBOR + 1.85%),
1/15/30 ........................................... United States 1,107,000 1,095,329
2017-4A, C, 144A, FRN, 2.984%, (3-month USD LIBOR + 2.8%),
1/15/30 ........................................... United States 400,000 385,576
2017-5A, B, 144A, FRN, 1.988%, (3-month USD LIBOR + 1.8%),
1/20/30 ........................................... United States 2,200,000 2,170,026
2021-1A, A1, 144A, FRN, 1.331%, (3-month USD LIBOR +
1.14%), 4/15/34 ..................................... United States 17,876,000 17,878,281
f,o
Cent CLO 21 Ltd. , 2014-21A , CR2 , 144A, FRN , 3.381% , ( 3-month
USD LIBOR + 3.2% ), 7/27/30 ........................... United States 502,000 497,039
f
CF Hippolyta LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 .......... United States 3,493,027 3,545,495
f,p
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-14, PT, 144A, FRN, 9.597%, 9/16/41 ................. United States 285,535 279,137
a
2018-29, PT, 144A, FRN, 31.791%, 12/15/43 ............... United States 281,742 279,148
2018-8, PT, 144A, FRN, 4.644%, 6/17/41 .................. United States 64,056 60,015
2019-26, PT, 144A, FRN, 23.345%, 8/15/44 ................ United States 1,156,028 1,144,014
2019-31, PT, 144A, FRN, 23.325%, 9/15/44 ................ United States 1,060,438 1,039,500
2019-37, PT, 144A, FRN, 26.381%, 10/17/44 ............... United States 1,013,669 987,426
2019-42, PT, 144A, FRN, 22.361%, 11/15/44 ............... United States 1,023,442 1,011,244
2019-51, PT, 144A, FRN, 18.534%, 1/15/45 ................ United States 2,763,268 2,731,849
2019-52, PT, 144A, FRN, 17.047%, 1/15/45 ................ United States 3,390,049 3,374,787
2019-S1, PT, 144A, FRN, 19.425%, 4/15/44 ................ United States 634,132 616,814
2019-S2, PT, 144A, FRN, 16.111%, 5/16/44 ................ United States 525,935 520,457
2019-S3, PT, 144A, FRN, 16.022%, 6/15/44 ................ United States 373,220 367,934
2019-S4, PT, 144A, FRN, 14.705%, 8/15/44 ................ United States 820,930 810,428
2019-S5, PT, 144A, FRN, 15.275%, 9/15/44 ................ United States 833,565 822,889
2019-S6, PT, 144A, FRN, 13.945%, 10/17/44 ............... United States 825,893 801,552
2019-S7, PT, 144A, FRN, 12.842%, 12/15/44 ............... United States 1,558,502 1,519,399
2019-S8, PT, 144A, FRN, 12.006%, 1/15/45 ................ United States 1,981,224 1,923,071
2020-2, PT, 144A, FRN, 17.867%, 3/15/45 ................. United States 3,271,222 3,245,001
2020-7, PT, 144A, FRN, 18.379%, 4/17/45 ................. United States 1,923,823 1,883,995

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
64
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,o
Cook Park CLO Ltd. , 2018-1A , A2 , 144A, FRN , 1.31% , ( 3-month
USD LIBOR + 1.12% ), 4/17/30 .......................... United States 1,000,000 $ 994,834
o
CWABS, Inc. , 2004-1 , M1 , FRN , 0.856% , ( 1-month USD LIBOR +
0.75% ), 3/25/34 ..................................... United States 56,378 56,294
f,o
Dryden 44 Euro CLO 2015 BV , 2015-44A , A1RR , 144A, FRN , 0.88% ,
( 3-month EURIBOR + 0.88% ), 4/15/34 .................... Netherlands 20,020,000 EUR 24,013,608
f,o
Dryden 55 CLO Ltd. ,
2018-55A, C, 144A, FRN, 2.084%, (3-month USD LIBOR + 1.9%),
4/15/31 ........................................... United States 600,000 593,755
2018-55A, D, 144A, FRN, 3.034%, (3-month USD LIBOR +
2.85%), 4/15/31 ..................................... United States 300,000 293,044
f,o
Dryden 58 CLO Ltd. , 2018-58A , A2 , 144A, FRN , 1.44% , ( 3-month
USD LIBOR + 1.25% ), 7/17/31 .......................... United States 1,600,000 1,596,999
f,o
Dryden 64 CLO Ltd. , 2018-64A , C , 144A, FRN , 1.94% , ( 3-month
USD LIBOR + 1.75% ), 4/18/31 .......................... United States 750,000 748,402
f,o
Ellington CLO III Ltd. , 2018-3A , A1 , 144A, FRN , 1.838% , ( 3-month
USD LIBOR + 1.65% ), 7/20/30 .......................... United States 3,700,639 3,697,800
f
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 ... United States 4,220,664 4,209,838
f,o
Galaxy XXVII CLO Ltd. , 2018-27A , A , 144A, FRN , 1.214% , ( 3-month
USD LIBOR + 1.02% ), 5/16/31 .......................... United States 1,500,000 1,500,676
f,o
Golden Tree Loan Management US CLO 1 Ltd. , 2021-9A , A , 144A,
FRN , 1.195% , ( 3-month USD LIBOR + 1.07% ), 1/20/33 ....... United States 15,731,000 15,768,623
f,o
Halcyon Loan Advisors Funding Ltd. , 2018-1A , A2 , 144A, FRN ,
1.988% , ( 3-month USD LIBOR + 1.8% ), 7/21/31 ............. United States 5,000,000 4,975,241
f,o
Harbor Park CLO 18-1 Ltd. , 2018-1A , A2 , 144A, FRN , 1.588% ,
( 3-month USD LIBOR + 1.4% ), 1/20/31 ................... United States 1,710,526 1,717,551
f,o
Holland Park CLO DAC , 1A , A1RR , 144A, FRN , 0.92% , ( 3-month
EURIBOR + 0.92% ), 11/14/32 .......................... Ireland 15,000,000 EUR 18,061,505
f,o
HPS Loan Management Ltd. , 13A-18 , A2 , 144A, FRN , 1.634% ,
( 3-month USD LIBOR + 1.45% ), 10/15/30 ................. United States 1,400,000 1,401,325
f,o
LCM 26 Ltd. , 26A , C , 144A, FRN , 1.988% , ( 3-month USD LIBOR +
1.8% ), 1/20/31 ...................................... United States 2,000,000 1,976,136
o
Lehman XS Trust , 2005-4 , 1A4 , FRN , 0.666% , ( 1-month USD LIBOR
+ 0.56% ), 10/25/35 .................................. United States 157,746 157,868
f,o
Long Point Park CLO Ltd. , 2017-1A , B , 144A, FRN , 1.89% , ( 3-month
USD LIBOR + 1.7% ), 1/17/30 ........................... United States 2,000,000 1,987,590
f,o
Madison Park Euro Funding VIII DAC ,
8A, ARN, 144A, FRN, 0.95%, (3-month EURIBOR + 0.95%),
4/15/32 ........................................... Ireland 24,700,000 EUR 29,750,671
8A, BRN, 144A, FRN, 1.7%, (3-month EURIBOR + 1.7%), 4/15/32 Ireland 2,800,000 EUR 3,379,558
f,o
Madison Park Funding XIII Ltd. , 2014-13A , DR2 , 144A, FRN , 3.04% ,
( 3-month USD LIBOR + 2.85% ), 4/19/30 .................. United States 332,000 329,084
f,o
Madison Park Funding XLII Ltd. ,
13A, B, 144A, FRN, 1.673%, (3-month USD LIBOR + 1.5%),
11/21/30 .......................................... United States 3,000,000 3,007,162
13A, C, 144A, FRN, 1.973%, (3-month USD LIBOR + 1.8%),
11/21/30 .......................................... United States 1,600,000 1,584,981
f,o
Madison Park Funding XXII Ltd. , 2016-22A , CR , 144A, FRN ,
2.184% , ( 3-month USD LIBOR + 2% ), 1/15/33 .............. United States 2,800,000 2,783,289
f,o
Madison Park Funding XXVIII Ltd. , 2018-28A , C , 144A, FRN ,
2.034% , ( 3-month USD LIBOR + 1.85% ), 7/15/30 ............ United States 4,200,000 4,210,649
f,o
Madison Park Funding XXXI Ltd. , 2018-31A , A2A , 144A, FRN ,
1.673% , ( 3-month USD LIBOR + 1.5% ), 1/23/31 ............. United States 3,000,000 3,001,346
f,o
Magnetite XXIX Ltd. , 2021-29A , A , 144A, FRN , 1.094% , ( 3-month
USD LIBOR + 0.99% ), 1/15/34 .......................... United States 21,809,000 21,809,296
f,p
Mill City Mortgage Loan Trust ,
2017-1, A1, 144A, FRN, 2.75%, 11/25/58 .................. United States 459,166 464,593

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
65
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,p
Mill City Mortgage Loan Trust, (continued)
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................... United States 9,555,768 $ 9,853,414
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................... United States 8,988,277 9,413,214
f,o
Neuberger Berman CLO XVIII Ltd. , 2014-18A , A1BR , 144A, FRN ,
1.586% , ( 3-month USD LIBOR + 1.4% ), 10/21/30 ............ United States 2,295,000 2,302,384
f,o
NZCG Funding Ltd. , 2015-1A , A2R , 144A, FRN , 1.74% , ( 3-month
USD LIBOR + 1.55% ), 2/26/31 .......................... United States 7,920,000 7,919,353
f,o
Octagon Investment Partners 18-R Ltd. ,
2018-18A, A1A, 144A, FRN, 1.144%, (3-month USD LIBOR +
0.96%), 4/16/31 ..................................... United States 1,000,000 1,000,980
2018-18A, C, 144A, FRN, 2.884%, (3-month USD LIBOR + 2.7%),
4/16/31 ........................................... United States 1,000,000 983,864
f,o
Octagon Investment Partners 26 Ltd. , 2016-1A , A2R , 144A, FRN ,
1.534% , ( 3-month USD LIBOR + 1.35% ), 7/15/30 ............ United States 1,600,000 1,598,927
f,o
Octagon Investment Partners 28 Ltd. , 2016-1A , A2R , 144A, FRN ,
1.626% , ( 3-month USD LIBOR + 1.45% ), 10/24/30 ........... United States 4,000,000 4,003,914
f,o
Octagon Investment Partners 33 Ltd. , 2017-1A , C , 144A, FRN ,
2.938% , ( 3-month USD LIBOR + 2.75% ), 1/20/31 ............ United States 250,000 248,273
f,o
Octagon Investment Partners 35 Ltd. , 2018-1A , A1B , 144A, FRN ,
1.288% , ( 3-month USD LIBOR + 1.1% ), 1/20/31 ............. United States 2,000,000 1,988,259
f,o
Octagon Investment Partners XVI Ltd. , 2013-1A , CR , 144A, FRN ,
2.04% , ( 3-month USD LIBOR + 1.85% ), 7/17/30 ............. United States 3,000,000 3,003,751
f,o
Octagon Investment Partners XXIII Ltd. ,
2015-1A, BR, 144A, FRN, 1.384%, (3-month USD LIBOR + 1.2%),
7/15/27 ........................................... United States 1,200,000 1,200,872
2015-1A, DR, 144A, FRN, 2.734%, (3-month USD LIBOR +
2.55%), 7/15/27 ..................................... United States 600,000 598,575
f,o
OHA Credit Partners VII Ltd. , 2012-7A , AR3 , 144A, FRN , 1.238% ,
( 3-month USD LIBOR + 1.07% ), 2/20/34 .................. United States 17,876,000 17,877,641
f,p
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 2,073,421 2,052,276
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 2,260,742 2,221,984
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 708,747 715,140
o
RAAC Trust , 2004-SP1 , AII , FRN , 0.806% , ( 1-month USD LIBOR
+ 0.7% ), 3/25/34 .................................... United States 165,386 167,239
f,o
RR 14 Ltd. , 2021-14A , A1 , 144A, FRN , 1.215% , ( 3-month USD
LIBOR + 1.12% ), 4/15/36 .............................. United States 23,418,000 23,406,762
f,o
Sculptor CLO XXV Ltd. , 25A , A1 , 144A, FRN , 1.457% , ( 3-month
USD LIBOR + 1.27% ), 1/15/31 .......................... United States 10,726,000 10,726,463
f,p
Towd Point Mortgage Trust ,
2015-2, 1A12, 144A, FRN, 2.75%, 11/25/60 ................ United States 55,521 55,577
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 .................. United States 6,717,545 6,834,887
2018-4, A1, 144A, FRN, 3%, 6/25/58 ..................... United States 13,995,549 14,544,128
2019-1, A1, 144A, FRN, 3.75%, 3/25/58 ................... United States 11,390,409 12,194,574
f,p
Upgrade Master Pass-Thru Trust ,
2019-PT1, A, 144A, FRN, 11.995%, 6/15/25 ................ United States 414,104 372,535
2019-PT2, A, 144A, FRN, 15.25%, 2/15/26 ................. United States 1,882,411 1,883,260
f,o
Voya CLO Ltd. ,
2013-2A, A1R, 144A, FRN, 1.146%, (3-month USD LIBOR +
0.97%), 4/25/31 ..................................... United States 11,800,000 11,788,309
2013-2A, CR, 144A, FRN, 2.926%, (3-month USD LIBOR +
2.75%), 4/25/31 ..................................... United States 375,000 364,607
2014-1A, BR2, 144A, FRN, 2.09%, (3-month USD LIBOR + 1.9%),
4/18/31 ........................................... United States 2,750,000 2,721,399
2014-1A, CR2, 144A, FRN, 2.99%, (3-month USD LIBOR + 2.8%),
4/18/31 ........................................... United States 600,000 579,995

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
66
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,o
Voya CLO Ltd., (continued)
2016-3A, A2R, 144A, FRN, 1.59%, (3-month USD LIBOR + 1.4%),
10/18/31 .......................................... United States 818,182 $ 820,813
2016-3A, CR, 144A, FRN, 3.44%, (3-month USD LIBOR + 3.25%),
10/18/31 .......................................... United States 1,698,113 1,623,879
2018-2A, A2, 144A, FRN, 1.434%, (3-month USD LIBOR +
1.25%), 7/15/31 ..................................... United States 2,500,000 2,495,097
430,336,479
a a a a a a
Thrifts & Mortgage Finance 0.0%
†
p
Conseco Finance Corp. , 1998-6 , A8 , FRN , 6.66% , 6/01/30 ...... United States 332,020 333,602
p
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% ,
3/01/33 ........................................... United States 423,929 446,530
o
Countrywide Asset-Backed Certificates Trust , 2002-3 , 1A1 , FRN ,
0.846% , ( 1-month USD LIBOR + 0.74% ), 5/25/32 ............ United States 1,075 1,058
781,190
a a a a a a
Total Asset-Backed Securities (Cost $467,679,957) ..............................
477,953,975
Commercial Mortgage-Backed Securities 2.3%
Diversified Financial Services 1.8%
f
BAMLL Commercial Mortgage Securities Trust ,
2012-PARK, A, 144A, 2.959%, 12/10/30 ................... United States 3,300,000 3,419,020
2015-200P, A, 144A, 3.218%, 4/14/33 .................... United States 600,000 642,405
f,o
BX Commercial Mortgage Trust ,
2018-IND, A, 144A, FRN, 0.865%, (1-month USD LIBOR + 0.75%),
11/15/35 .......................................... United States 2,534,790 2,537,824
2019-XL, A, 144A, FRN, 1.035%, (1-month USD LIBOR + 0.92%),
10/15/36 .......................................... United States 3,620,968 3,628,698
2020-BXLP, A, 144A, FRN, 0.915%, (1-month USD LIBOR +
0.8%), 12/15/36 ..................................... United States 11,526,635 11,544,565
2020-FOX, A, 144A, FRN, 1.115%, (1-month USD LIBOR + 1%),
11/15/32 .......................................... United States 13,233,080 13,278,800
f
BXP Trust , 2017-GM , A , 144A, 3.379% , 6/13/39 .............. United States 2,000,000 2,173,474
Commercial Mortgage Trust ,
p
2006-GG7, AJ, FRN, 6.214%, 7/10/38 .................... United States 836,002 752,611
f,p
2014-277P, A, 144A, FRN, 3.732%, 8/10/49 ................ United States 3,880,000 4,167,786
f
2015-3BP, A, 144A, 3.178%, 2/10/35 ..................... United States 600,000 638,656
f,o
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 0.815% , ( 1-month
USD LIBOR + 0.7% ), 6/15/34 ........................... United States 1,500,000 1,502,435
f,p
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.673% , 9/10/35 ..................................... United States 2,005,000 2,184,270
f,p
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-
NINE , A , 144A, FRN , 2.949% , 9/06/38 .................... United States 600,000 637,331
f
Morgan Stanley Capital I Trust , 2014-150E , A , 144A, 3.912% ,
9/09/32 ........................................... United States 450,000 485,854
47,593,729
a a a a a a
Thrifts & Mortgage Finance 0.5%
Banc of America Commercial Mortgage Trust , 2015-UBS7 , A4 ,
3.705% , 9/15/48 ..................................... United States 100,000 109,437
FHLMC , 4402 , PE , 3.5% , 3/15/43 .........................
United States 550,298 562,257
GS Mortgage Securities Trust ,
2016-GS3, A4, 2.85%, 10/10/49 ......................... United States 600,000 639,907
2017-GS6, A3, 3.433%, 5/10/50 ......................... United States 2,000,000 2,193,309

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
JPMBB Commercial Mortgage Securities Trust ,
2015-C30, A5, 3.822%, 7/15/48 ......................... United States 1,500,000 $ 1,655,471
2016-C1, A5, 3.576%, 3/15/49 .......................... United States 1,500,000 1,648,494
Wells Fargo Commercial Mortgage Trust , 2016-NXS6 , A2 , 2.399% ,
11/15/49 .......................................... United States 6,534,000 6,555,165
13,364,040
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $59,271,782) ................
60,957,769
Mortgage-Backed Securities 2.7%
q
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 2.234% - 2.708%, (12-month USD LIBOR +/- MBS Margin),
10/01/36 - 6/01/37 ................................... United States 986,624 1,036,330
1,036,330
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%
†
FHLMC Gold Pools, 15 Year, 5%, 10/01/23 .................. United States 32,462 34,119
FHLMC Gold Pools, 15 Year, 6%, 6/01/23 ................... United States 4,530 4,690
FHLMC Gold Pools, 30 Year, 5%, 1/01/39 ................... United States 73,108 84,588
123,397
q
Federal National Mortgage Association (FNMA) Adjustable Rate 0.3%
FNMA, 1.155% - 5.623%, (6-month USD LIBOR +/- MBS Margin),
9/01/22 - 10/01/44 ................................... United States 8,473,120 8,753,877
FNMA, 2.625%, (6-month H15BDI +/- MBS Margin), 8/01/32 ..... United States 58,773 58,819
8,812,696
Federal National Mortgage Association (FNMA) Fixed Rate 2.4%
FNMA, 15 Year, 3.5%, 10/01/25 ........................... United States 343,395 367,359
FNMA, 15 Year, 4%, 12/01/25 ............................ United States 549,997 587,077
FNMA, 15 Year, 4.5%, 5/01/23 - 6/01/25 .................... United States 335,484 354,744
FNMA, 30 Year, 5%, 3/01/38 ............................. United States 9,703 11,074
r
FNMA, Single-family, 15 Year, 2%, 5/25/36 .................. United States 59,821,000 61,795,561
63,115,815
q
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 2.25% - 2.875%, (1-year CMT T-Note +/- MBS Margin),
4/20/26 - 9/20/26 .................................... United States 10,010 10,193
10,193
Total Mortgage-Backed Securities (Cost $72,911,781) ............................
73,098,431
Municipal Bonds 3.2%
California 1.0%
San Jose Redevelopment Agency Successor Agency ,
Tax Allocation, Senior Lien, 2017A-T, Refunding, 2.48%, 8/01/21
United States 1,595,000 1,603,835
Tax Allocation, Senior Lien, 2017A-T, Refunding, 2.63%, 8/01/22
United States 5,320,000 5,473,346
Tax Allocation, Senior Lien, 2017A-T, Refunding, 3.226%, 8/01/27
United States 190,000 209,569
State of California, GO, 2.375%, 10/01/26 ...................
United States 18,195,000 19,386,820
26,673,570
Colorado 0.0%
†
Board of Governors of Colorado State University System, Revenue,
2015E-2, 5%, 3/01/25 ................................ United States 100,000 117,107

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
68
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
Florida 0.0%
†
Citizens Property Insurance, Inc., Revenue, 2015A-1, 5%, 6/01/22
United States 125,000 $ 128,520
Hawaii 0.1%
City & County Honolulu, Wastewater System, Revenue, 2019 B,
Refunding, 2.233%, 7/01/24 ............................ United States 2,470,000 2,589,028
Illinois 0.1%
State of Illinois, GO, 2003, 5.1%, 6/01/33 ...................
United States 2,415,000 2,756,595
Massachusetts 0.1%
Massachusetts State College Building Authority, Revenue, 2019 C,
Refunding, 2.256%, 5/01/26 ............................ United States 2,635,000 2,774,142
New Jersey 0.1%
State of New Jersey, GO, 2020 A, 3%, 6/01/32 ...............
United States 1,430,000 1,623,281
New York 1.5%
Metropolitan Transportation Authority ,
Revenue, 2019 D-1, 5%, 9/01/22 ........................
United States 9,690,000 10,294,406
Revenue, 2020 E, Refunding, 4%, 11/15/45 ................
United States 1,865,000 2,131,087
New York State Urban Development Corp., State of New York Sales
Tax, Revenue, 2019 B, Refunding, 2.25%, 3/15/26 ........... United States 8,750,000 9,136,167
State of New York, GO, 2019B, Refunding, 2.12%, 2/15/25 ......
United States 18,195,000 19,212,603
40,774,263
Ohio 0.0%
†
City of Cincinnati, GO, 2015A, Refunding, 5%, 12/01/25 ........
United States 100,000 118,438
Teays Valley Local School District, GO, 2015, Refunding, 4%,
12/01/26 .......................................... United States 100,000 108,258
226,696
Oregon 0.1%
State of Oregon, Department of Transportation, Revenue, Senior
Lien, 2019 B, Refunding, 2.18%, 11/15/25 ................. United States 3,640,000 3,852,846
Texas 0.2%
Texas State University System, Revenue, 2019 B, Refunding,
2.351%, 3/15/26 ..................................... United States 4,825,000 5,105,304
Total Municipal Bonds (Cost $81,867,163) ......................................
86,621,352
Residential Mortgage-Backed Securities 7.7%
Capital Markets 0.0%
†
o
Merrill Lynch Mortgage Investors Trust ,
2003-A, 1A, FRN, 0.846%, (1-month USD LIBOR + 0.74%),
3/25/28 ........................................... United States 127,572 126,128
2003-E, A1, FRN, 0.726%, (1-month USD LIBOR + 0.62%),
10/25/28 .......................................... United States 300,331 304,285
430,413
a a a a a a

Franklin Investors Securities Trust
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Franklin Low Duration Total Return Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
69
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Diversified Financial Services 0.5%
o
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN ,
2.205% , ( 6-month USD LIBOR + 2% ), 6/25/45 .............. United States 448,997 $ 462,084
f,p
BRAVO Residential Funding Trust , 2019-2 , A3 , 144A, FRN , 3.5% ,
10/25/44 .......................................... United States 6,387,103 6,684,060
p
CHL Mortgage Pass-Through Trust , 2004-11 , 2A1 , FRN , 2.629% ,
7/25/34 ........................................... United States 969,875 980,459
f,p
CIM Trust , 2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ........... United States 436,935 444,494
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 , 3A1 ,
5% , 9/25/19 ........................................ United States 156,249 131,849
f,p
CSMC Trust , 2014-IVR3 , A1 , 144A, FRN , 3.5% , 7/25/44 ........ United States 645,780 661,083
f,p
Flagstar Mortgage Trust , 2018-6RR , 1A3 , 144A, FRN , 4% , 10/25/48 United States 142,977 143,036
p
GSR Mortgage Loan Trust , 2005-AR1 , 1A1 , FRN , 2.678% , 1/25/35 United States 116,369 115,289
p
J.P. Morgan Mortgage Trust , 2004-A1 , 5A1 , FRN , 2.414% , 2/25/34 United States 24,050 25,694
MASTR Alternative Loan Trust , 2003-1 , 3A1 , 5% , 6/25/23 .......
United States 12,855 13,069
f,o
OBX Trust , 2018-1 , A2 , 144A, FRN , 0.756% , ( 1-month USD LIBOR +
0.65% ), 6/25/57 ..................................... United States 1,550,992 1,556,040
o
Thornburg Mortgage Securities Trust , 2004-3 , A , FRN , 0.846% ,
( 1-month USD LIBOR + 0.74% ), 9/25/34 .................. United States 423,083 428,959
f,p
Wells Fargo Mortgage Backed Securities Trust , 2018-1 , A3 , 144A,
FRN , 3.5% , 7/25/47 .................................. United States 674,129 676,402
12,322,518
a a a a a a
Thrifts & Mortgage Finance 7.2%
o
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.356%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 5,733,510 5,846,711
2014-DN2, M3, FRN, 3.706%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 7,530,917 7,522,051
2014-DN3, M3, FRN, 4.106%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 1,753,673 1,792,193
2014-DN4, M3, FRN, 4.656%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 3,568,342 3,660,150
2014-HQ2, M3, FRN, 3.856%, (1-month USD LIBOR + 3.75%),
9/25/24 ........................................... United States 11,425,350 11,757,974
2014-HQ3, M3, FRN, 4.856%, (1-month USD LIBOR + 4.75%),
10/25/24 .......................................... United States 815,590 824,451
2015-DN1, M3, FRN, 4.256%, (1-month USD LIBOR + 4.15%),
1/25/25 ........................................... United States 271,850 271,870
2015-HQA1, M3, FRN, 4.806%, (1-month USD LIBOR + 4.7%),
3/25/28 ........................................... United States 13,328,258 13,808,064
2015-HQA2, M3, FRN, 4.906%, (1-month USD LIBOR + 4.8%),
5/25/28 ........................................... United States 1,549,153 1,609,416
2016-DNA1, M3, FRN, 5.656%, (1-month USD LIBOR + 5.55%),
7/25/28 ........................................... United States 11,101,016 11,692,234
2016-DNA2, M3, FRN, 4.756%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 12,409,846 12,991,122
2016-HQA2, M3, FRN, 5.256%, (1-month USD LIBOR + 5.15%),
11/25/28 .......................................... United States 9,877,576 10,342,762
2016-HQA3, M2, FRN, 1.456%, (1-month USD LIBOR + 1.35%),
3/25/29 ........................................... United States 133,140 133,327
2017-HQA3, M2, FRN, 2.456%, (1-month USD LIBOR + 2.35%),
4/25/30 ........................................... United States 180,344 183,335
o
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.356%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 7,426,471 7,746,284
2014-C01, M2, FRN, 4.506%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 1,858,506 1,897,876

Franklin Investors Securities Trust
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Franklin Low Duration Total Return Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
70
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
o
FNMA Connecticut Avenue Securities, (continued)
2014-C02, 1M2, FRN, 2.706%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 7,636,634 $ 7,643,727
2014-C02, 2M2, FRN, 2.706%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 1,936,950 1,958,250
2014-C03, 1M2, FRN, 3.106%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 8,201,580 8,266,164
2014-C03, 2M2, FRN, 3.006%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 10,304,293 10,404,742
2014-C04, 1M2, FRN, 5.006%, (1-month USD LIBOR + 4.9%),
11/25/24 .......................................... United States 8,130,607 8,417,928
2014-C04, 2M2, FRN, 5.106%, (1-month USD LIBOR + 5%),
11/25/24 .......................................... United States 2,341,297 2,404,628
2015-C01, 1M2, FRN, 4.406%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 5,582,693 5,722,434
2015-C01, 2M2, FRN, 4.656%, (1-month USD LIBOR + 4.55%),
2/25/25 ........................................... United States 908,172 915,938
2015-C02, 1M2, FRN, 4.106%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 6,364,262 6,460,629
2015-C02, 2M2, FRN, 4.106%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 2,003,146 2,032,249
2015-C03, 1M2, FRN, 5.106%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 6,697,860 6,865,786
2016-C01, 1M2, FRN, 6.856%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 1,313,259 1,399,284
2016-C01, 2M2, FRN, 7.056%, (1-month USD LIBOR + 6.95%),
8/25/28 ........................................... United States 4,061,922 4,331,717
2016-C02, 1M2, FRN, 6.106%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 114,431 120,891
2016-C04, 1M2, FRN, 4.356%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 11,215,197 11,768,091
2016-C05, 2M2, FRN, 4.556%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 8,651,778 9,029,496
2016-C06, 1M2, FRN, 4.356%, (1-month USD LIBOR + 4.25%),
4/25/29 ........................................... United States 3,465,513 3,617,423
2016-C07, 2M2, FRN, 4.456%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 7,436,743 7,759,114
2017-C03, 1M2, FRN, 3.106%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 2,495,252 2,566,843
o
New York Mortgage Trust , 2005-3 , M1 , FRN , 0.781% , ( 1-month USD
LIBOR + 0.675% ), 2/25/36 ............................. United States 130,642 125,910
193,891,064
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $221,508,509) ................
206,643,995
Shares
Escrows and Litigation Trusts 0.0%
†
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 477,205 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 477,205 —
b
Sanchez Energy Corp., Escrow Account .................... United States 1,900,000 11,875
Total Escrows and Litigation Trusts (Cost $1,838,967) ...........................
11,875
Total Long Term Investments (Cost $2,407,065,658) .............................
2,409,042,848
a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
71
Short Term Investments 11.9%
a a
Country Shares
a
Value
a
Money Market Funds 4.0%
d,s
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 106,930,648 $ 106,930,648
Total Money Market Funds (Cost $106,930,648) .................................
106,930,648
Principal
Amount
*
a a a a a
Repurchase Agreements 7.9%
t
Joint Repurchase Agreement, 0.005%, 5/03/21 (Maturity Value
$214,221,250)
BNP Paribas Securities Corp. (Maturity Value $154,791,991)
Deutsche Bank Securities, Inc. (Maturity Value $18,945,727)
HSBC Securities (USA), Inc. (Maturity Value $40,483,532)
Collateralized by U.S. Government Agency Securities, 3% - 4.5%,
5/20/46 - 11/20/50; and U.S. Treasury Notes, 1.38% - 2.88%,
5/31/21 - 3/31/26 (valued at $218,500,410) ................. 214,221,168 214,221,168
Total Repurchase Agreements (Cost $214,221,168) ..............................
214,221,168
u
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Country Shares
Money Market Funds 0.0%
†
d,s
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 93,000 93,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
t
Joint Repurchase Agreement, BofA Securities, Inc., 0%, 5/03/21
(Maturity Value $23,435)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$23,904) .......................................... 23,435 23,435
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $116,435) ..............................................................
116,435
Total Short Term Investments (Cost $321,268,251 ) ...............................
321,268,251
a
Total Investments (Cost $2,728,333,909) 101.4% ................................
$2,730,311,099
Other Assets, less Liabilities (1.4)% ...........................................
(40,114,694)
Net Assets 100.0% ...........................................................
$2,690,196,405
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
b
Non-income producing.
c
See Note 9 regarding restricted securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
A portion or all of the security is on loan at April 30, 2021. See Note 1(f).
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2021, the aggregate value of these securities was $748,161,791, representing 27.8% of net assets.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
h
Income may be received in additional securities and/or cash.

Franklin Investors Securities Trust
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Franklin Low Duration Total Return Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
72
i
The coupon rate shown represents the rate at period end.
j
See Note 1(i) regarding senior floating rate interests.
k
See Note 1(j) regarding Marketplace Lending.
l
A supranational organization is an entity formed by two or more central governments through international treaties.
m
Perpetual security with no stated maturity date.
n
Principal amount of security is adjusted for inflation. See Note 1(l).
o
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
p
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
q
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
r
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
s
The rate shown is the annualized seven-day effective yield at period end.
t
See Note 1(c) regarding joint repurchase agreement.
u
See Note 1(f) regarding securities on loan.

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
73
At April 30, 2021, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At April 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 1,391 $ 183,655,469 6/21/21 $ 2,910,500
U.S. Treasury 2 Year Notes ..................... Long 3,619 798,922,522 6/30/21 (577,773)
U.S. Treasury 5 Year Notes ..................... Short 135 16,731,562 6/30/21 121,118
Total Futures Contracts ...................................................................... $2,453,845
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Sell 2,520,623 460,413 5/10/21 $ — $ (3,366)
Brazilian Real ...... JPHQ Sell 4,945,000 898,062 6/01/21 — (10,059)
Indonesian Rupiah .. JPHQ Buy 47,801,500,000 3,321,394 6/02/21 — (28,683)
Australian Dollar .... JPHQ Buy 14,620,000 11,366,173 6/17/21 — (100,605)
Australian Dollar .... JPHQ Sell 14,620,000 11,035,103 6/17/21 — (230,465)
Euro ............. JPHQ Buy 13,415,000 16,496,009 6/22/21 — (350,335)
Euro ............. JPHQ Sell 10,540,000 12,557,951 6/22/21 — (127,506)
Canadian Dollar .... JPHQ Sell 2,640,000 2,093,767 6/24/21 — (54,138)
Japanese Yen ...... JPHQ Buy 1,400,000,000 13,513,970 7/07/21 — (696,215)
Japanese Yen ...... JPHQ Sell 384,000,000 3,552,513 7/07/21 36,786 —
Canadian Dollar .... JPHQ Buy 11,330,000 8,878,893 7/08/21 339,490 —
Canadian Dollar .... JPHQ Sell 11,330,000 8,870,204 7/08/21 — (348,180)
Australian Dollar .... JPHQ Buy 3,490,000 2,687,911 7/28/21 1,786 —
Singapore Dollar .... JPHQ Buy 3,600,000 2,710,843 7/28/21 — (6,378)
South Korean Won .. JPHQ Buy 3,000,000,000 2,713,213 7/28/21 — (29,458)
Chinese Yuan ...... JPHQ Buy 14,000,000 2,125,173 9/17/21 16,121 —
Turkish Lira ........ JPHQ Buy 12,510,000 1,318,230 9/28/21 77,912 —
Total Forward Exchange Contracts ................................................... $472,095 $(1,985,388)
Net unrealized appreciation (depreciation) ............................................ $(1,513,293)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
At April 30, 2021, the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
ITRAXX.
EUROPE.
MAIN.35 .... 1.00% Quarterly 6/20/26 11,100,000 EUR $ 358,823 $ 306,576 $ 52,247
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $358,823 $306,576 $52,247
OTC Swap Contracts
Contracts to Buy Protection
(c)
Single Name
Avon Products,
Inc. ....... (5.00)% Quarterly CITI 3/20/23 5,835,000 (398,837) (320,213) (78,624)
HCA, Inc. ..... (5.00)% Quarterly FBCO 3/20/22 2,050,000 (98,037) (66,425) (31,612)
Lumen
Technologies,
Inc. ....... (5.00)% Quarterly BZWS 6/20/21 4,700,000 (55,565) (15,277) (40,288)
Nabors Industries,
Inc. ....... (1.00)% Quarterly CITI 12/20/21 6,200,000 139,867 57,645 82,222
Contracts to Sell Protection
(c)(d)
Single Name
Air France-KLM . 5.00% Quarterly BOFA 6/20/26 600,000 EUR 7,816 12,395 (4,579) NR
Air France-KLM . 5.00% Quarterly JPHQ 6/20/26 1,420,000 EUR 18,498 25,628 (7,130) NR
Air France-KLM . 5.00% Quarterly MSCO 12/20/25 1,320,000 EUR 19,581 1,468 18,113 NR
American Airlines
Group, Inc. .. 5.00% Quarterly CITI 12/20/21 1,600,000 34,981 (68,493) 103,474 CCC
American Airlines
Group, Inc. .. 5.00% Quarterly GSCO 6/20/22 1,000,000 (1,073) (10,684) 9,611 CCC
Carnival Corp. .. 1.00% Quarterly CITI 12/20/25 1,600,000 (146,130) (232,131) 86,001 B-
Macy's Retail
Holdings LLC . 1.00% Quarterly JPHQ 12/20/25 1,600,000 (185,407) (276,496) 91,089 B
Nabors Industries,
Inc. ....... 1.00% Quarterly CITI 12/20/23 6,200,000 (1,015,582) (489,658) (525,924) CCC-
Royal Caribbean
Cruises Ltd. .. 5.00% Quarterly BZWS 12/20/25 1,600,000 107,951 (44,216) 152,167 B
United Airlines
Holdings, Inc. . 5.00% Quarterly FBCO 12/20/25 776,000 44,938 (1,624) 46,562 B
Traded Index
(e)
Citibank
Bespoke
Franklin, Equity
Tranche 0-5% —% Quarterly CITI 12/20/22 2,500,000 (620,648) (566,139) (54,509)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Palma Index,
Mezzanine
Tranche 5-7% 2.30% Quarterly CITI 6/20/21 4,910,000 23,773 — 23,773
Non-
Investment
Grade

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
At April 30, 2021, the Fund had the following cross-currency swap contracts outstanding. See Note 1 ( e ).
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
(e)
Citibank
Bespoke
Phoenix Index,
Mezzanine
Tranche 5-7% 2.90% Quarterly CITI 12/20/21 3,500,000 $ 52,964 $ — $ 52,964
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 12,200,000 139,585 66,354 73,231
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly MSCO 12/20/21 3,700,000 (8,929) — (8,929)
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 3.98% Quarterly MSCO 12/20/21 3,700,000 (12,262) — (12,262)
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(1,952,516) $(1,927,866) $(24,650)
Total Credit Default Swap Contracts .................................... $(1,593,693) $ (1,621,290) $27,597
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
Cross-Currency Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 1.85% ..... Quarterly 617,500 USD
Pay Fixed 1.5% ............................. Annual CITI 5/04/21 500,000 EUR $ 10,428
Receive Floating 3-month USD LIBOR + 1.894% ..... Quarterly 2,460,000 USD
Pay Fixed 1.5% ............................. Annual CITI 5/04/21 2,000,000 EUR 31,929
Receive Floating 3-month USD LIBOR + 1.303% ..... Quarterly 496,000 USD
Pay Fixed 1% .............................. Annual JPHQ 5/04/21 400,000 EUR 12,087
Receive Floating 3-month USD LIBOR + 1.175% ..... Quarterly 25,083,500 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 11/22/21 22,700,000 EUR (2,171,659)

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
Cross-Currency Swap Contracts
(continued)
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts (continued)
Receive Floating 3-month USD LIBOR + 1.175% ..... Quarterly 4,862,000 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 11/22/21 4,400,000 EUR $ (420,938)
Receive Floating 3-month USD LIBOR + 1.174% ..... Quarterly 30,525,000 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 12/10/21 27,500,000 EUR (2,505,228)
Receive Floating 3-month USD LIBOR + 1.318% ..... Quarterly 13,930,500 USD
Pay Floating 3-month EURIBOR + 1.2% .......... Quarterly CITI 12/12/21 12,550,000 EUR (1,146,352)
Receive Floating 3-month USD LIBOR + 0.938% ..... Quarterly 23,823,800 USD
Pay Floating 3-month EURIBOR + 0.88% ......... Quarterly CITI 6/29/22 20,020,000 EUR (231,537)
Receive Floating 3-month USD LIBOR + 0.849% ..... Quarterly 3,472,000 USD
Pay Fixed 0.75% ............................ Annual DBAB 9/14/22 2,800,000 EUR 72,540
Total Cross Currency Swap Contracts ........................................................... $(6,348,730)
Inflation Index Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 2.079% ..... At Maturity 9/18/24 $ 1,770,000 $ 39,257 $ — $ 39,257
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.893% ..... At Maturity 1/15/27 50,500,000 2,287,814 — 2,287,814
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 2.313% ..... At Maturity 6/01/28 1,400,000 10,937 — 10,937
Total Inflation Index Swap Contracts .................................. $2,338,008 $— $2,338,008
At April 30, 2021, the Fund had the following inflation index swap contracts outstanding. See Note 1 ( e ).
See Note 11 regarding other derivative information.
See Abbreviations on page 151 .

Franklin Investors Securities Trust
Consolidated Financial Highlights
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
77
a
Six Months
Ended April
30, 2021*
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.04 $9.92 $9.31 $9.84 $9.93 $9.87
Income from investment operations
a
:
Net investment income .............. 0.082
b
0.257
b
0.302
b
0.269 0.251
b
0.231
Net realized and unrealized gains (losses) (0.025) 0.170 0.618 (0.518) (0.110) 0.107
Total from investment operations ........ 0.057 0.427 0.920 (0.249) 0.141 0.338
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.167) (0.306) (0.310) (0.275) (0.231) (0.278)
Tax return of capital ................ — — — (0.006) — —
Total distributions ................... (0.167) (0.306) (0.310) (0.281) (0.231) (0.278)
Net asset value, end of period .......... $9.93 $10.04 $9.92 $9.31 $9.84 $9.93
Total return
c
....................... 0.55% 4.38% 10.01% (2.57)% 1.47% 3.53%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.88% 0.90% 0.90% 0.91% 0.91% 0.90%
Expenses net of waiver and payments by
affiliates .......................... 0.84% 0.85%
e
0.86%
e
0.88%
e
0.87%
e
0.85%
e
Net investment income ............... 1.65% 2.59% 3.12% 2.91% 2.58% 2.32%
Supplemental data
Net assets, end of period (000’s) ........ $4,157,278 $4,031,242 $3,422,747 $2,763,774 $3,153,751 $3,623,035
Portfolio turnover rate ................ 99.41%
f
228.24% 169.95%
f
151.77% 101.07% 287.38%
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 29.54%
f
137.82% 98.83%
f
84.86% 78.46% 146.15%
*Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 .
g
See Note
1
(
h
) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Consolidated Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
78
a
Six Months
Ended April
30, 2021*
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.97 $9.85 $9.25 $9.77 $9.87 $9.84
Income from investment operations
a
:
Net investment income .............. 0.062
b
0.216
b
0.262
b
0.183 0.212
b
0.189
Net realized and unrealized gains (losses) (0.034) 0.171 0.609 (0.457) (0.109) 0.100
Total from investment operations ........ 0.028 0.387 0.871 (0.274) 0.103 0.289
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.148) (0.267) (0.271) (0.241) (0.203) (0.259)
Tax return of capital ................ — — — (0.005) — —
Total distributions ................... (0.148) (0.267) (0.271) (0.246) (0.203) (0.259)
Net asset value, end of period .......... $9.85 $9.97 $9.85 $9.25 $9.77 $9.87
Total return
c
....................... 0.26% 4.01% 9.52% (2.84)% 0.98% 3.13%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.29% 1.30% 1.30% 1.31% 1.31% 1.30%
Expenses net of waiver and payments by
affiliates .......................... 1.24% 1.25%
e
1.26%
e
1.28%
e
12.70%
e
1.25%
e
Net investment income ............... 1.26% 2.20% 2.72% 2.51% 2.18% 1.92%
Supplemental data
Net assets, end of period (000’s) ........ $187,032 $208,947 $236,838 $243,068 $354,269 $449,274
Portfolio turnover rate ................ 99.41%
f
228.24% 169.95%
f
151.77% 101.07% 287.38%
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 29.54%
f
137.82% 98.83%
f
84.86% 78.46% 146.15%
*Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 .
g
See Note
1
(
h
) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Consolidated Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
79
a
Six Months
Ended April
30, 2021*
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.00 $9.88 $9.27 $9.80 $9.90 $9.85
Income from investment operations
a
:
Net investment income .............. 0.070
b
0.232
b
0.277
b
0.182 0.228
b
0.199
Net realized and unrealized gains (losses) (0.025) 0.171 0.619 (0.453) (0.115) 0.117
Total from investment operations ........ 0.045 0.403 0.896 (0.271) 0.113 0.316
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.155) (0.282) (0.286) (0.253) (0.213) (0.266)
Tax return of capital ................ — — — (0.006) — —
Total distributions ................... (0.155) (0.282) (0.286) (0.259) (0.213) (0.266)
Net asset value, end of period .......... $9.89 $10.00 $9.88 $9.27 $9.80 $9.90
Total return
c
....................... 0.43% 4.14% 9.66% (2.70)% 1.19% 3.31%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.14% 1.15% 1.15% 1.16% 1.16% 1.15%
Expenses net of waiver and payments by
affiliates .......................... 1.09% 1.10%
e
1.11%
e
1.13%
e
1.12%
e
1.10%
e
Net investment income ............... 1.41% 2.36% 2.87% 2.66% 2.33% 2.07%
Supplemental data
Net assets, end of period (000’s) ........ $14,739 $17,274 $21,223 $23,620 $36,337 $58,715
Portfolio turnover rate ................ 99.41%
f
228.24% 169.95%
f
151.77% 101.07% 287.38%
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 29.54%
f
137.82% 98.83%
f
84.86% 78.46% 146.15%
*Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 .
g
See Note
1
(
h
) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Consolidated Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
80
a
Six Months
Ended April
30, 2021*
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.11 $9.99 $9.38 $9.90 $9.98 $9.91
Income from investment operations
a
:
Net investment income .............. 0.100
b
0.294
b
0.340
b
0.308 0.296
b
0.195
Net realized and unrealized gains (losses) (0.025) 0.168 0.617 (0.512) (0.117) 0.173
Total from investment operations ........ 0.075 0.462 0.957 (0.204) 0.179 0.368
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.185) (0.341) (0.347) (0.309) (0.259) (0.298)
Tax return of capital ................ — — — (0.007) — —
Total distributions ................... (0.185) (0.341) (0.347) (0.316) (0.259) (0.298)
Net asset value, end of period .......... $10.00 $10.11 $9.99 $9.38 $9.90 $9.98
Total return
c
....................... 0.73% 4.72% 10.35% (2.10)% 1.75% 3.94%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.54% 0.53% 0.54% 0.50% 0.51%
Expenses net of waiver and payments by
affiliates .......................... 0.47% 0.48%
e
0.49%
e
0.49%
e
0.48%
e
0.46%
e
Net investment income ............... 1.99% 2.95% 3.49% 3.30% 2.97% 2.71%
Supplemental data
Net assets, end of period (000’s) ........ $581,634 $547,075 $481,399 $430,637 $398,732 $93,892
Portfolio turnover rate ................ 99.41%
f
228.24% 169.95%
f
151.77% 101.07% 287.38%
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 29.54%
f
137.82% 98.83%
f
84.86% 78.46% 146.15%
*Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 .
g
See Note
1
(
h
) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Consolidated Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
81
a
Six Months
Ended April
30, 2021*
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.10 $9.98 $9.37 $9.89 $9.98 $9.91
Income from investment operations
a
:
Net investment income .............. 0.095
b
0.281
b
0.328
b
0.291 0.275
b
0.218
Net realized and unrealized gains (losses) (0.025) 0.169 0.618 (0.507) (0.116) 0.142
Total from investment operations ........ 0.070 0.450 0.946 (0.216) 0.159 0.360
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.180) (0.329) (0.336) (0.297) (0.249) (0.290)
Tax return of capital ................ — — — (0.007) — —
Total distributions ................... (0.180) (0.329) (0.336) (0.304) (0.249) (0.290)
Net asset value, end of period .......... $9.99 $10.10 $9.98 $9.37 $9.89 $9.98
Total return
c
....................... 0.67% 4.60% 10.23% (2.22)% 1.65% 3.75%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.63% 0.64% 0.65% 0.66% 0.66% 0.65%
Expenses net of waiver and payments by
affiliates .......................... 0.58% 0.60%
e
0.61%
e
0.63%
e
0.62%
e
0.60%
e
Net investment income ............... 1.89% 2.84% 3.37% 3.16% 2.83% 2.57%
Supplemental data
Net assets, end of period (000’s) ........ $247,933 $293,080 $863,516 $620,803 $595,239 $740,046
Portfolio turnover rate ................ 99.41%
f
228.24% 169.95%
f
151.77% 101.07% 287.38%
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 29.54%
f
137.82% 98.83%
f
8.49% 78.46% 146.15%
*Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 .
g
See Note
1
(
h
) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Statement of Investments (unaudited), April 30, 2021
Franklin Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements
82
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Energy Equipment & Services 0.0%
†
a
Weatherford International plc ............................. United States 34,108 $ 361,545
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 28,762,824 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 2,862,311 —
—
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Riviera Resources, Inc. ................................. United States 12,605 3,256
Paper & Forest Products 0.0%
†
Verso Corp., A ........................................ United States 6,954 107,370
Specialty Retail 0.0%
†
a
Party City Holdco, Inc. .................................. United States 112,955 790,687
Total Common Stocks (Cost $1,434,827) .......................................
1,262,858
Management Investment Companies 18.0%
Capital Markets 18.0%
d
Franklin Floating Rate Income Fund ....................... United States 24,116,234 187,141,974
d
Franklin Liberty High Yield Corporate ETF ................... United States 5,830,000 153,862,445
d
Franklin Liberty Investment Grade Corporate ETF ............. United States 18,335,000 471,576,200
d,e
Franklin Liberty Senior Loan ETF ......................... United States 1,737,400 43,400,252
Invesco Senior Loan ETF ............................... United States 3,570,000 79,075,500
935,056,371
Total Management Investment Companies (Cost $926,022,133) ...................
935,056,371
Preferred Stocks 0.1%
Banks 0.1%
Citigroup Capital XIII, 6.546% ............................ United States 93,000 2,524,020
Total Preferred Stocks (Cost $2,325,000) .......................................
2,524,020
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 2,551 244
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 3,189 144
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 4,100 68
456
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 732 1,720
Total Warrants (Cost $—) .....................................................
2,176
Principal
Amount
*
Corporate Bonds 21.2%
Aerospace & Defense 0.3%
Boeing Co. (The) , Senior Note , 2.196% , 2/04/26 .............. United States 9,500,000 9,518,935
Northrop Grumman Corp. , Senior Bond , 5.25% , 5/01/50 ........ United States 3,500,000 4,688,359
14,207,294
Air Freight & Logistics 0.3%
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 .................. United States 2,000,000 2,179,405

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report
83
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Air Freight & Logistics (continued)
United Parcel Service, Inc. , Senior Bond , 5.3% , 4/01/50 ........ United States 10,000,000 $ 13,921,552
16,100,957
Airlines 0.8%
f
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 2,600,000 2,789,150
Delta Air Lines, Inc. , Senior Note , 2.9% , 10/28/24 ............. United States 7,800,000 7,872,752
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 10,500,000 11,267,554
f
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty
Ltd. , Senior Secured Note , 144A, 5.75% , 1/20/26 ............ United States 11,100,000 11,738,250
United Airlines Holdings, Inc. , Senior Note , 5% , 2/01/24 ......... United States 4,000,000 4,120,000
f
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 2,200,000 2,285,734
40,073,440
Auto Components 0.1%
f
Adient US LLC , Senior Secured Note , 144A, 7% , 5/15/26 ....... United States 1,538,000 1,652,020
f
Allison Transmission, Inc. , Senior Bond , 144A, 5.875% , 6/01/29 .. United States 2,500,000 2,706,250
4,358,270
Banks 2.2%
f
Akbank TAS , Senior Bond , 144A, 5.125% , 3/31/25 ............ Turkey 5,600,000 5,588,761
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ........... Spain 3,600,000 3,500,351
Bank of America Corp. ,
Senior Bond, 2.592% to 4/29/30, FRN thereafter, 4/29/31 ..... United States 6,700,000 6,747,089
Sub. Bond, 6.11%, 1/29/37 ............................ United States 2,800,000 3,767,819
f
BNP Paribas SA , Senior Note , 144A, 2.219% to 6/09/25, FRN
thereafter , 6/09/26 ................................... France 5,900,000 6,084,105
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/03/30, FRN thereafter, 6/03/31 ..... United States 10,500,000 10,546,032
Senior Bond, 4.65%, 7/23/48 ........................... United States 3,700,000 4,597,945
g
Comerica, Inc. , Junior Sub. Bond , 5.625% to 10/01/25, FRN
thereafter , Perpetual ................................. United States 3,800,000 4,232,250
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/04/30, FRN thereafter, 6/04/31 ..... United Kingdom 10,600,000 10,718,068
Senior Bond, 2.357% to 8/18/30, FRN thereafter, 8/18/31 ..... United Kingdom 3,800,000 3,706,751
Senior Note, 2.013% to 9/22/27, FRN thereafter, 9/22/28 ...... United Kingdom 12,400,000 12,314,571
JPMorgan Chase & Co. ,
Senior Bond, 4.493% to 3/24/30, FRN thereafter, 3/24/31 ..... United States 32,100,000 37,232,189
Sub. Bond, 4.95%, 6/01/45 ............................ United States 1,600,000 2,019,115
Lloyds Banking Group plc , Senior Note , 3.87% to 7/09/24, FRN
thereafter , 7/09/25 ................................... United Kingdom 2,500,000 2,720,391
113,775,437
Beverages 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.7%, 2/01/36 ............................ Belgium 1,800,000 2,133,059
Senior Bond, 4.9%, 2/01/46 ............................ Belgium 3,400,000 4,068,361
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30 Belgium 18,400,000 20,104,587
26,306,007
Biotechnology 0.7%
AbbVie, Inc. ,
Senior Bond, 4.7%, 5/14/45 ............................ United States 3,200,000 3,816,392
Senior Note, 3.2%, 11/21/29 ........................... United States 18,000,000 19,257,318

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements
84
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
AbbVie, Inc., (continued)
Amgen, Inc. , Senior Bond , 2.45% , 2/21/30 ................... United States 10,000,000 $ 10,142,080
Regeneron Pharmaceuticals, Inc. , Senior Bond , 1.75% , 9/15/30 .. United States 1,400,000 1,305,466
34,521,256
Capital Markets 0.1%
Goldman Sachs Group, Inc. (The) , Senior Bond , 6.25% , 2/01/41 .. United States 2,800,000 4,005,950
Chemicals 0.4%
f
Alpek SAB de CV , Senior Bond , 144A, 3.25% , 2/25/31 ......... Mexico 5,800,000 5,721,120
f
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 11,800,000 12,005,910
Westlake Chemical Corp. , Senior Bond , 3.375% , 6/15/30 ....... United States 3,500,000 3,676,543
f
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 1,700,000 1,779,538
23,183,111
Commercial Services & Supplies 0.0%
†
f
Harsco Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............. United States 2,500,000 2,642,262
Communications Equipment 0.1%
f
CommScope Technologies LLC , Senior Bond , 144A, 5% , 3/15/27 . United States 3,000,000 2,975,812
Consumer Finance 0.1%
Capital One Financial Corp. , Senior Bond , 3.8% , 1/31/28 ........ United States 3,700,000 4,120,043
OneMain Finance Corp. , Senior Bond , 5.375% , 11/15/29 ........ United States 3,000,000 3,241,515
7,361,558
Containers & Packaging 0.3%
Amcor Flexibles North America, Inc. , Senior Bond , 2.63% , 6/19/30 United States 2,800,000 2,831,248
f
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% ,
4/15/25 ........................................... United States 3,000,000 2,921,250
f
Plastipak Holdings, Inc. , Senior Note , 144A, 6.25% , 10/15/25 .... United States 3,000,000 3,088,125
f
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA , Senior Secured Note , 144A, 4% ,
10/15/27 .......................................... United States 2,300,000 2,277,069
WRKCo , Inc. , Senior Bond , 3% , 6/15/33 .................... United States 4,700,000 4,859,693
15,977,385
Diversified Financial Services 0.2%
f
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 10,500,000 10,239,479
Shell International Finance BV , Senior Bond , 4.55% , 8/12/43 ..... Netherlands 1,700,000 2,057,639
12,297,118
Diversified Telecommunication Services 0.2%
f
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 3,000,000 3,094,470
Bell Canada, Inc. , Senior Bond , 4.464% , 4/01/48 .............. Canada 3,600,000 4,245,066
f
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5% , 2/01/28 ................................... United States 1,500,000 1,569,375
Orange SA , Senior Bond , 8.75% , 3/01/31 ................... France 1,300,000 2,031,508
10,940,419
Electric Utilities 1.5%
Commonwealth Edison Co. , Senior Bond , 6.45% , 1/15/38 ....... United States 700,000 1,006,133
Duke Energy Corp. , Senior Bond , 3.75% , 9/01/46 ............. United States 2,000,000 2,069,849
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 ......... United States 1,300,000 1,881,594
f
Enel Finance International NV , Senior Bond , 144A, 6.8% , 9/15/37 . Italy 3,000,000 4,290,035
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 .................. United States 16,900,000 19,018,438

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report
85
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 .............. United States 9,000,000 $ 10,374,685
Southern Co. (The) ,
Senior Bond, 3.25%, 7/01/26 ........................... United States 9,850,000 10,641,890
Senior Bond, 4.4%, 7/01/46 ............................ United States 2,000,000 2,278,132
A, Senior Bond, 3.7%, 4/30/30 ......................... United States 13,900,000 15,188,980
f
State Grid Overseas Investment 2016 Ltd. , Senior Bond , 144A,
3.5% , 5/04/27 ...................................... China 10,700,000 11,796,378
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ... United States 520,000 741,685
79,287,799
Electronic Equipment, Instruments & Components 0.5%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 .... United States 3,000,000 2,977,500
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 .................... United States 16,700,000 19,259,902
FLIR Systems, Inc. , Senior Note , 2.5% , 8/01/30 ............... United States 3,000,000 2,988,712
25,226,114
Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond, 4.486%, 5/01/30 .......................... United States 800,000 923,332
Senior Bond, 4.08%, 12/15/47 .......................... United States 1,200,000 1,293,208
h
Valaris plc , Senior Bond , 5.75% , 10/01/44 ................... Saudi Arabia 700,000 71,750
f
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 1,032,000 1,021,520
3,309,810
Entertainment 0.5%
f
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 5,200,000 5,187,572
f
Netflix, Inc. ,
Senior Bond, 144A, 5.375%, 11/15/29 .................... United States 3,000,000 3,566,250
Senior Bond, 144A, 4.875%, 6/15/30 ..................... United States 12,800,000 14,865,984
23,619,806
Equity Real Estate Investment Trusts (REITs) 0.3%
Equinix , Inc. , Senior Bond , 3.2% , 11/18/29 .................. United States 3,500,000 3,696,636
National Retail Properties, Inc. , Senior Bond , 4.3% , 10/15/28 ..... United States 9,700,000 10,915,742
14,612,378
Food & Staples Retailing 0.2%
f
Cencosud SA , Senior Bond , 144A, 4.375% , 7/17/27 ........... Chile 9,700,000 10,787,953
Food Products 0.2%
B&G Foods, Inc. , Senior Note , 5.25% , 9/15/27 ............... United States 3,000,000 3,108,390
Kraft Heinz Foods Co. , Senior Note , 3% , 6/01/26 .............. United States 3,100,000 3,280,059
f
Post Holdings, Inc. ,
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 3,000,000 3,033,750
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 3,000,000 2,982,150
12,404,349
Health Care Equipment & Supplies 0.1%
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 ....... United States 1,700,000 1,937,438
STERIS Irish FinCo . UnLtd . Co. , Senior Note , 2.7% , 3/15/31 ..... United States 5,900,000 5,891,829
7,829,267

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements
86
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services 0.8%
Anthem, Inc. ,
Senior Bond, 4.101%, 3/01/28 .......................... United States 1,800,000 $ 2,034,228
Senior Bond, 4.65%, 1/15/43 ........................... United States 3,100,000 3,720,594
Centene Corp. , Senior Note , 4.25% , 12/15/27 ................ United States 2,000,000 2,098,750
f
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 800,000 849,428
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 600,000 632,400
CVS Health Corp. , Senior Bond , 4.78% , 3/25/38 .............. United States 3,200,000 3,831,129
f
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,900,000 1,926,125
Kaiser Foundation Hospitals , 2019 , Senior Bond , 3.266% , 11/01/49 United States 11,270,000 11,835,825
Orlando Health Obligated Group , Bond , 3.777% , 10/01/28 ....... United States 2,810,000 3,106,243
Providence St Joseph Health Obligated Group , H , Bond , 2.746% ,
10/01/26 .......................................... United States 8,875,000 9,460,688
39,495,410
Hotels, Restaurants & Leisure 0.9%
f
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Note , 144A,
5.25% , 10/15/25 ..................................... United States 3,500,000 3,532,856
f
Genting New York LLC / GENNY Capital, Inc. , Senior Note , 144A,
3.3% , 2/15/26 ...................................... United States 2,100,000 2,098,297
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ........... United States 8,500,000 8,874,544
f
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 15,300,000 16,011,297
f
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 13,000,000 13,308,750
f
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 1,500,000 1,580,648
45,406,392
Household Durables 0.5%
f
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior Note ,
144A, 6.75% , 8/01/25 ................................. United States 3,000,000 3,134,685
Mohawk Industries, Inc. , Senior Bond , 3.625% , 5/15/30 ......... United States 19,400,000 21,073,597
24,208,282
Independent Power and Renewable Electricity Producers 0.3%
f
Calpine Corp. , Senior Note , 144A, 5.125% , 3/15/28 ............ United States 2,500,000 2,544,012
f
Colbun SA , Senior Bond , 144A, 3.15% , 3/06/30 ............... Chile 4,400,000 4,507,862
f
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 3,300,000 3,196,875
f
Talen Energy Supply LLC , Senior Secured Note , 144A, 7.25% ,
5/15/27 ........................................... United States 3,000,000 3,090,030
13,338,779
Insurance 1.0%
Aflac, Inc. , Senior Bond , 3.6% , 4/01/30 ..................... United States 6,000,000 6,642,058
f
Liberty Mutual Group, Inc. , Senior Bond , 144A, 4.569% , 2/01/29 .. United States 12,000,000 13,938,070
f
Metropolitan Life Global Funding I , Senior Secured Bond , 144A,
2.95% , 4/09/30 ..................................... United States 9,200,000 9,678,552
Prudential plc , Senior Bond , 3.125% , 4/14/30 ................ United Kingdom 18,000,000 19,175,303
Willis North America, Inc. , Senior Bond , 2.95% , 9/15/29 ......... United States 4,600,000 4,823,302
54,257,285
Interactive Media & Services 0.3%
f
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 15,000,000 14,711,757
Internet & Direct Marketing Retail 0.4%
Alibaba Group Holding Ltd. ,
Senior Bond, 3.4%, 12/06/27 ........................... China 14,700,000 15,998,457

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report
87
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Internet & Direct Marketing Retail (continued)
Alibaba Group Holding Ltd., (continued)
Senior Bond, 2.125%, 2/09/31 .......................... China 7,400,000 $ 7,140,899
23,139,356
IT Services 0.3%
Fiserv, Inc. ,
Senior Bond, 3.5%, 7/01/29 ............................ United States 1,800,000 1,952,483
Senior Bond, 2.65%, 6/01/30 ........................... United States 8,600,000 8,765,141
f
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 3,000,000 3,279,375
13,996,999
Machinery 0.2%
Caterpillar, Inc. ,
Senior Bond, 2.6%, 4/09/30 ............................ United States 3,800,000 3,969,151
Senior Bond, 3.25%, 4/09/50 ........................... United States 2,000,000 2,089,609
Westinghouse Air Brake Technologies Corp. , Senior Note , 3.2% ,
6/15/25 ........................................... United States 2,300,000 2,455,738
8,514,498
Media 0.9%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 18,200,000 18,053,375
Comcast Corp. ,
Senior Bond, 4.25%, 1/15/33 ........................... United States 10,000,000 11,746,694
Senior Bond, 4.2%, 8/15/34 ............................ United States 1,700,000 1,979,198
Senior Bond, 4.049%, 11/01/52 ......................... United States 2,000,000 2,295,633
f
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 3,200,000 2,340,000
Fox Corp. , Senior Bond , 5.476% , 1/25/39 ................... United States 3,000,000 3,766,234
f
Nexstar Broadcasting, Inc. , Senior Note , 144A, 5.625% , 7/15/27 .. United States 2,000,000 2,115,650
f
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 3,000,000 3,054,615
45,351,399
Metals & Mining 0.0%
†
f
Novelis Corp. , Senior Bond , 144A, 4.75% , 1/30/30 ............ United States 2,500,000 2,603,125
Multiline Retail 0.3%
Dollar Tree, Inc. , Senior Bond , 4.2% , 5/15/28 ................. United States 11,700,000 13,293,496
b,f,i
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 2,383,764 —
b,f,i
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 771,178 —
13,293,496
Multi-Utilities 0.4%
Berkshire Hathaway Energy Co. , Senior Bond , 6.125% , 4/01/36 .. United States 2,700,000 3,705,065
Dominion Energy, Inc. ,
Senior Note, 4.25%, 6/01/28 ........................... United States 10,000,000 11,377,489
C, Senior Note, 3.375%, 4/01/30 ........................ United States 4,351,000 4,692,113
19,774,667
Oil, Gas & Consumable Fuels 2.2%
f
Aker BP ASA ,
Senior Bond, 144A, 4%, 1/15/31 ........................ Norway 10,400,000 11,030,827

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements
88
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
f
Aker BP ASA, (continued)
Senior Note, 144A, 4.75%, 6/15/24 ...................... Norway 3,400,000 $ 3,488,725
BP Capital Markets America, Inc. , Senior Bond , 3.937% , 9/21/28 .. United States 3,400,000 3,823,416
Canadian Natural Resources Ltd. , Senior Bond , 3.85% , 6/01/27 .. Canada 10,000,000 10,945,310
Cenovus Energy, Inc. , Senior Bond , 6.75% , 11/15/39 ........... Canada 1,500,000 1,902,885
Cheniere Corpus Christi Holdings LLC ,
Senior Secured Note, 7%, 6/30/24 ....................... United States 4,500,000 5,185,016
Senior Secured Note, 5.875%, 3/31/25 ................... United States 1,600,000 1,832,724
f
Cheniere Energy, Inc. , Senior Secured Note , 144A, 4.625% ,
10/15/28 .......................................... United States 1,700,000 1,774,630
f
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 4,000,000 4,140,480
Diamondback Energy, Inc. , Senior Note , 5.375% , 5/31/25 ....... United States 5,500,000 5,651,850
Enable Midstream Partners LP ,
Senior Bond, 5.25%, 5/15/44 ........................... United States 1,200,000 1,203,501
Senior Note, 4.15%, 5/15/24 ........................... United States 3,600,000 3,839,599
Energy Transfer LP ,
Senior Bond, 4.25%, 4/01/24 ........................... United States 3,000,000 3,249,508
Senior Bond, 4.75%, 1/15/26 ........................... United States 4,500,000 5,033,815
Senior Bond, 5.15%, 2/01/43 ........................... United States 6,000,000 6,229,121
EnLink Midstream LLC , Senior Bond , 5.375% , 6/01/29 ......... United States 400,000 400,500
Enterprise Products Operating LLC , Senior Bond , 3.125% , 7/31/29 United States 2,000,000 2,119,356
Exxon Mobil Corp. ,
Senior Bond, 2.61%, 10/15/30 .......................... United States 6,100,000 6,257,194
Senior Bond, 3.452%, 4/15/51 .......................... United States 2,000,000 2,045,031
f
Harvest Operations Corp. , Senior Note , 144A, 4.2% , 6/01/23 ..... South Korea 3,800,000 4,073,421
f
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 151,936 158,963
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 689,984 714,133
MPLX LP ,
Senior Bond, 4%, 2/15/25 ............................. United States 4,600,000 5,032,037
Senior Bond, 4.7%, 4/15/48 ............................ United States 2,000,000 2,191,525
Senior Note, 4.875%, 6/01/25 .......................... United States 4,500,000 5,078,320
Occidental Petroleum Corp. , Senior Bond , 6.125% , 1/01/31 ...... United States 1,800,000 2,004,750
f
Rattler Midstream LP , Senior Note , 144A, 5.625% , 7/15/25 ...... United States 900,000 950,242
f
Sunoco LP / Sunoco Finance Corp. , Senior Note , 144A, 4.5% ,
5/15/29 ........................................... United States 1,400,000 1,415,750
Total Capital International SA , Senior Bond , 3.455% , 2/19/29 ..... France 1,800,000 1,970,922
TransCanada PipeLines Ltd. , Senior Bond , 4.25% , 5/15/28 ...... Canada 3,400,000 3,844,526
f
Tullow Oil plc , Senior Note , 144A, 7% , 3/01/25 ............... Ghana 600,000 524,250
Williams Cos., Inc. (The) ,
Senior Bond, 3.75%, 6/15/27 ........................... United States 3,600,000 3,961,930
Senior Bond, 3.5%, 11/15/30 ........................... United States 3,200,000 3,420,578
115,494,835
Paper & Forest Products 0.1%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ........... Brazil 5,000,000 5,125,550
Personal Products 0.2%
Avon Products, Inc. , Senior Bond , 6.75% , 3/15/23 ............. United Kingdom 8,800,000 9,454,500
f,j
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 2,600,000 2,611,310
f
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 800,000 768,972
12,834,782

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report
89
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 0.3%
f
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 4,000,000 $ 3,965,000
f
Organon Finance 1 LLC ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 1,500,000 1,558,275
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 2,500,000 2,564,350
Takeda Pharmaceutical Co. Ltd. , Senior Note , 2.05% , 3/31/30 .... Japan 6,400,000 6,198,557
14,286,182
Real Estate Management & Development 0.0%
†
f
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 600,000 635,625
Road & Rail 0.4%
Burlington Northern Santa Fe LLC ,
Senior Bond, 4.9%, 4/01/44 ............................ United States 1,600,000 2,035,389
Senior Bond, 4.15%, 4/01/45 ........................... United States 5,100,000 5,899,595
Senior Bond, 3.9%, 8/01/46 ............................ United States 5,000,000 5,583,404
f
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 7,500,000 10,087,500
23,605,888
Semiconductors & Semiconductor Equipment 0.3%
f
SK Hynix, Inc. , Senior Bond , 144A, 2.375% , 1/19/31 ........... South Korea 14,800,000 14,234,023
Software 0.0%
†
Anagram, Inc. , 10% , 8/15/26 ............................. United States 616,265 603,426
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ............... United States 2,400,000 2,801,347
Murphy Oil USA, Inc. , Senior Bond , 4.75% , 9/15/29 ............ United States 2,700,000 2,838,375
f
Party City Holdings, Inc. , Senior Secured Note , 144A, 5.75% ,
7/15/25 ........................................... United States 1,110,015 1,015,664
6,655,386
Tobacco 0.5%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................ United States 15,100,000 15,748,344
Reynolds American, Inc. ,
Senior Bond, 5.7%, 8/15/35 ............................ United Kingdom 9,300,000 10,899,256
Senior Bond, 5.85%, 8/15/45 ........................... United Kingdom 300,000 346,265
26,993,865
Trading Companies & Distributors 0.1%
f
Ahern Rentals, Inc. , Secured Note , 144A, 7.375% , 5/15/23 ...... United States 400,000 360,250
f
Beacon Roofing Supply, Inc. , Senior Note , 144A, 4.875% , 11/01/25 United States 3,100,000 3,175,531
f
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 1,100,000 1,189,375
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 1,900,000 2,111,375
6,836,531
Wireless Telecommunication Services 1.0%
f
T-Mobile USA, Inc. ,
Senior Secured Bond, 144A, 3.875%, 4/15/30 .............. United States 18,000,000 19,629,900
Senior Secured Bond, 144A, 4.375%, 4/15/40 .............. United States 3,400,000 3,778,250
Senior Secured Bond, 144A, 3.3%, 2/15/51 ................ United States 5,700,000 5,323,601

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements
90
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
f
T-Mobile USA, Inc., (continued)
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 ............. United Kingdom 16,000,000 $ 21,595,664
50,327,415
Total Corporate Bonds (Cost $1,072,482,605) ...................................
1,101,528,705
a
k,l
Senior Floating Rate Interests 0.9%
Aerospace & Defense 0.2%
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.703%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 5,164,876 5,034,076
B2, 3.703%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 2,776,815 2,706,492
7,740,568
a a a a a a
Diversified Consumer Services 0.1%
KUEHG Corp., Term Loan , B3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 6,609,675 6,538,258
Entertainment 0.2%
Diamond Sports Group LLC, Term Loan , 3.37% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 4,814,467 3,459,098
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC), First Lien, Term Loan , B1 , 2.903% , ( 1-month USD
LIBOR + 2.75%; 3-month USD LIBOR + 2.75% ), 5/18/25 ...... United States 6,485,749 6,347,959
9,807,057
a a a a a a
Leisure Products 0.2%
j
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 7,590,525 7,318,557
Media 0.1%
Cengage Learning, Inc., 2016 Refinancing Term Loan , 5.25% ,
( 2-month USD LIBOR + 4.25%; 3-month USD LIBOR + 4.25% ),
6/07/23 ........................................... United States 6,074,401 6,056,360
Personal Products 0.1%
Coty, Inc., USD Term Loan , B , 2.36% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 7,456,059 7,170,641
Total Senior Floating Rate Interests (Cost $45,288,000) ..........................
44,631,441
m
Marketplace Loans 0.3%
Diversified Financial Services 0.3%
b
Freedom Financial Asset Management LLC, 5.99% - 26.99%,
3/20/23 - 7/13/26 .................................... United States 5,362,991 6,624,040
b
Lending Club - LCX PM, 6.49% - 21.49%, 10/07/23 - 2/08/26 ..... United States 3,850,532 3,682,839
b
Lending Club - LCX, 6.46% - 25.65%, 7/15/22 - 4/14/25 ......... United States 3,809,833 3,460,069
b
Upgrade, 13.64% - 30.99%, 10/11/22 - 1/15/25 ............... United States 2,158,449 2,006,823
15,773,771
a a a a a a
Total Marketplace Loans (Cost $16,322,908) ....................................
15,773,771
Foreign Government and Agency Securities 4.3%
f
Banque Centrale de Tunisie , Senior Bond, 144A, 5.75%, 1/30/25 .. Tunisia 8,000,000 7,526,704
f
Banque Ouest Africaine de Developpement , Senior Bond, 144A, 5%,
7/27/27 ........................................... Supranational
n
10,700,000 11,850,892
f
Belarus Government Bond, Senior Bond, 144A, 7.625%, 6/29/27 .. Belarus 13,300,000 13,834,593

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report
91
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Brazil Government Bond, Senior Bond, 5.625%, 2/21/47 ........ Brazil 6,500,000 $ 6,881,322
Colombia Government Bond, Senior Bond, 5%, 6/15/45 ........ Colombia 8,800,000 9,397,784
f
Dominican Republic Government Bond, Senior Note, 144A, 8.9%,
2/15/23 ...........................................
Dominican
Republic 610,400,000 DOP 11,219,324
f
Egypt Government Bond, Senior Bond, 144A, 8.875%, 5/29/50 ... Egypt 4,500,000 4,747,757
f,g
Electricite de France SA, Junior Sub. Bond, 144A, 5.25% to 1/29/23,
FRN thereafter, Perpetual ............................. France 24,000,000 25,148,880
f
Gabon Government Bond, Senior Bond, 144A, 6.625%, 2/06/31 .. Gabon 5,000,000 5,044,070
f
Indonesia Government Bond, Senior Bond, 144A, 4.35%, 1/08/27 . Indonesia 9,100,000 10,281,908
f
Iraq Government Bond, Senior Bond, 144A, 5.8%, 1/15/28 ...... Iraq 14,262,500 13,799,682
f
Israel Electric Corp. Ltd., Senior Secured Bond, 144A, Reg S, 4.25%,
8/14/28 ........................................... Israel 6,700,000 7,458,105
Mexico Government Bond, Senior Bond, 4.5%, 4/22/29 ......... Mexico 9,500,000 10,684,603
f
Nigeria Government Bond, Senior Bond, 144A, 9.248%, 1/21/49 .. Nigeria 3,600,000 4,147,236
f
Panama Government Bond, Senior Note, 144A, 3.75%, 4/17/26 .. Panama 5,700,000 6,147,251
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 .......................... Peru 8,000,000 8,026,000
Senior Bond, 6.55%, 3/14/37 ........................... Peru 2,900,000 3,901,384
Petroleos Mexicanos , Senior Bond, 6.625%, 6/15/35 ........... Mexico 6,000,000 5,807,250
f
Russia Government Bond, Senior Bond, 144A, 4.875%, 9/16/23 .. Russia 11,600,000 12,654,672
e
South Africa Government Bond, Senior Bond, 5.875%, 6/22/30 ... South Africa 9,500,000 10,503,675
Turkey Government Bond, Senior Bond, 5.25%, 3/13/30 ........ Turkey 10,000,000 9,187,500
f
Ukraine Government Bond ,
Senior Note, 144A, 7.75%, 9/01/21 ....................... Ukraine 229,000 231,743
Senior Note, 144A, 7.75%, 9/01/22 ....................... Ukraine 229,000 239,868
Senior Note, 144A, 7.75%, 9/01/23 ....................... Ukraine 229,000 244,136
Senior Note, 144A, 7.75%, 9/01/24 ....................... Ukraine 229,000 246,322
Senior Note, 144A, 7.75%, 9/01/25 ....................... Ukraine 229,000 247,371
Senior Bond, 144A, 7.75%, 9/01/26 ...................... Ukraine 229,000 247,359
Senior Bond, 144A, 7.75%, 9/01/27 ...................... Ukraine 229,000 246,189
Senior Bond, 144A, 7.375%, 9/25/32 ..................... Ukraine 12,400,000 12,561,510
o
VRI, GDP Linked Security, Senior Bond, 144A, 5/31/40 ....... Ukraine 474,000 501,684
p
Uruguay Government Bond, Index Linked, Senior Bond, 3.7%,
6/26/37 ........................................... Uruguay 442,694,918 UYU 11,353,342
Total Foreign Government and Agency Securities (Cost $225,866,029) ............
224,370,116
U.S. Government and Agency Securities 23.3%
U.S. Treasury Bonds ,
p
3.625%, 4/15/28 ..................................... United States 6,000,000 13,258,970
1.125%, 5/15/40 ..................................... United States 25,000,000 20,919,922
1.125%, 8/15/40 ..................................... United States 29,700,000 24,764,695
3.125%, 11/15/41 .................................... United States 14,500,000 16,838,125
2.5%, 5/15/46 ...................................... United States 9,000,000 9,382,852
2.25%, 8/15/46 ..................................... United States 34,800,000 34,571,625
2.75%, 11/15/47 ..................................... United States 25,500,000 27,885,147
3.125%, 5/15/48 ..................................... United States 16,500,000 19,340,127
3%, 8/15/48 ........................................ United States 17,000,000 19,499,863
2.875%, 5/15/49 ..................................... United States 14,000,000 15,728,945
2.25%, 8/15/49 ..................................... United States 39,000,000 38,664,082
1.25%, 5/15/50 ..................................... United States 28,300,000 21,964,559
U.S. Treasury Notes ,
0.125%, 8/31/22 ..................................... United States 25,000,000 25,011,719
0.125%, 11/30/22 .................................... United States 50,000,000 50,005,859
0.125%, 1/31/23 ..................................... United States 75,000,000 74,982,422
1.125%, 2/28/25 ..................................... United States 50,000,000 51,084,961
0.25%, 6/30/25 ..................................... United States 145,000,000 142,652,246
0.25%, 7/31/25 ..................................... United States 90,000,000 88,419,727

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements
92
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
0.25%, 8/31/25 ..................................... United States 114,000,000 $ 111,838,008
0.25%, 9/30/25 ..................................... United States 150,000,000 147,008,788
0.375%, 11/30/25 .................................... United States 128,000,000 125,812,500
0.375%, 12/31/25 .................................... United States 110,000,000 107,976,172
0.375%, 7/31/27 ..................................... United States 22,200,000 21,144,199
Total U.S. Government and Agency Securities (Cost $1,230,574,315) ..............
1,208,755,513
Asset-Backed Securities 12.2%
Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 ..
United States 1,455,750 1,522,972
Commercial Services & Supplies 0.2%
f,q
Armada Euro CLO IV DAC , 4A , B , 144A, FRN , 1.7% , ( 3-month
EURIBOR + 1.7% ), 7/15/33 ............................ Ireland 5,100,000 EUR 6,142,460
f,q
LCM XXII Ltd. ,
22A, A2R, 144A, FRN, 1.638%, (3-month USD LIBOR + 1.45%),
10/20/28 .......................................... United States 1,000,000 997,765
22A, CR, 144A, FRN, 2.988%, (3-month USD LIBOR + 2.8%),
10/20/28 .......................................... United States 1,000,000 966,178
8,106,403
a a a a a a
Diversified Financial Services 12.0%
f,q
Adagio CLO VIII DAC , VIII-A , B1 , 144A, FRN , 1.65% , ( 3-month
EURIBOR + 1.65% ), 4/15/32 ........................... Ireland 2,050,000 EUR 2,451,989
f,q
AMMC CLO 15 Ltd. , 2014-15A , BRR , 144A, FRN , 1.984% , ( 3-month
USD LIBOR + 1.8% ), 1/15/32 ........................... United States 922,984 919,974
f,q
AMMC CLO 21 Ltd. , 2017-21A , C , 144A, FRN , 2.302% , ( 3-month
USD LIBOR + 2.1% ), 11/02/30 .......................... United States 1,000,000 988,209
f,q
AMMC CLO XI Ltd. ,
2012-11A, BR2, 144A, FRN, 1.785%, (3-month USD LIBOR +
1.6%), 4/30/31 ...................................... United States 5,050,000 5,053,152
2012-11A, CR2, 144A, FRN, 2.086%, (3-month USD LIBOR +
1.9%), 4/30/31 ...................................... United States 2,750,000 2,684,917
f,q
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 1.838% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 .............................. United States 12,900,000 12,738,490
f,q
Ares European CLO VIII BV , 8A , BR , 144A, FRN , 1.6% , ( 3-month
EURIBOR + 1.6% ), 4/17/32 ............................ Ireland 2,900,000 EUR 3,467,623
f,q
Ares LII CLO Ltd. , 2019-52A , A2 , 144A, FRN , 1.834% , ( 3-month
USD LIBOR + 1.65% ), 4/22/31 .......................... United States 1,382,114 1,383,515
f,q
Ares XLVIII CLO Ltd. , 2018-48A , D , 144A, FRN , 2.888% , ( 3-month
USD LIBOR + 2.7% ), 7/20/30 ........................... United States 2,000,000 1,946,375
f,q
Atrium XIV LLC , 14A , A2A , 144A, FRN , 1.634% , ( 3-month USD
LIBOR + 1.45% ), 8/23/30 .............................. United States 7,400,000 7,406,102
f,q
Bain Capital Credit CLO Ltd. ,
2018-1A, A1, 144A, FRN, 1.133%, (3-month USD LIBOR +
0.96%), 4/23/31 ..................................... United States 12,000,000 11,991,056
2018-1A, A2, 144A, FRN, 1.323%, (3-month USD LIBOR +
1.15%), 4/23/31 ..................................... United States 5,100,000 5,105,176
2020-4A, B, 144A, FRN, 2.138%, (3-month USD LIBOR + 1.95%),
10/20/33 .......................................... United States 8,350,000 8,364,224
f,q
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 2.338% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 ................. United States 5,100,000 4,992,312
f,q
Blackrock European CLO IX DAC ,
9A, A, 144A, FRN, 0.9%, (3-month EURIBOR + 0.9%), 12/15/32 Ireland 17,350,000 EUR 20,889,754
9A, B, 144A, FRN, 1.55%, (3-month EURIBOR + 1.55%), 12/15/32 Ireland 5,250,000 EUR 6,325,398

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report
93
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,q
BlueMountain CLO Ltd. ,
2012-2A, DR2, 144A, FRN, 3.082%, (3-month USD LIBOR +
2.9%), 11/20/28 ..................................... United States 1,753,000 $ 1,730,764
2014-2A, CR2, 144A, FRN, 2.388%, (3-month USD LIBOR +
2.2%), 10/20/30 ..................................... United States 4,700,000 4,712,729
2016-3A, CR, 144A, FRN, 2.394%, (3-month USD LIBOR + 2.2%),
11/15/30 .......................................... United States 500,000 501,266
2018-1A, B, 144A, FRN, 1.886%, (3-month USD LIBOR + 1.7%),
7/30/30 ........................................... United States 272,725 273,452
2018-3A, C, 144A, FRN, 2.376%, (3-month USD LIBOR + 2.2%),
10/25/30 .......................................... United States 1,071,430 1,071,698
f,q
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 .................... Ireland 6,250,000 EUR 7,547,391
f,q
BlueMountain Fuji US CLO III Ltd. ,
2017-3A, C, 144A, FRN, 1.884%, (3-month USD LIBOR + 1.7%),
1/15/30 ........................................... United States 2,300,000 2,257,612
2017-3A, D, 144A, FRN, 2.584%, (3-month USD LIBOR + 2.4%),
1/15/30 ........................................... United States 1,600,000 1,501,627
f,q
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 1.688% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 .................. United States 1,488,189 1,484,492
f,q
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A, FRN , 2.284% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 .................. United States 1,452,380 1,454,477
f,q
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A, A1R2, 144A, FRN, 1.16%, (3-month USD LIBOR +
0.97%), 4/17/31 ..................................... United States 722,802 723,514
2014-1A, A2R2, 144A, FRN, 1.32%, (3-month USD LIBOR +
1.13%), 4/17/31 ..................................... United States 6,300,000 6,226,890
2014-1A, DR, 144A, FRN, 2.79%, (3-month USD LIBOR + 2.6%),
4/17/31 ........................................... United States 3,175,000 3,019,867
f,q
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
2.384% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 ............ United States 10,000,000 9,822,677
f,q
Carlyle US CLO Ltd. ,
2017-4A, C, 144A, FRN, 2.984%, (3-month USD LIBOR + 2.8%),
1/15/30 ........................................... United States 545,000 525,347
2017-5A, A2, 144A, FRN, 1.588%, (3-month USD LIBOR + 1.4%),
1/20/30 ........................................... United States 2,740,000 2,726,708
2017-5A, B, 144A, FRN, 1.988%, (3-month USD LIBOR + 1.8%),
1/20/30 ........................................... United States 7,000,000 6,904,628
f,q
Cent CLO 21 Ltd. , 2014-21A , CR2 , 144A, FRN , 3.381% , ( 3-month
USD LIBOR + 3.2% ), 7/27/30 ........................... United States 3,123,000 3,092,135
f
CF Hippolyta LLC ,
2020-1, A1, 144A, 1.69%, 7/15/60 ....................... United States 6,317,988 6,412,891
2021-1A, A1, 144A, 1.53%, 3/15/61 ...................... United States 4,209,000 4,216,070
f,r
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-14, PT, 144A, FRN, 9.597%, 9/16/41 ................. United States 438,660 428,830
b
2018-29, PT, 144A, FRN, 31.791%, 12/15/43 ............... United States 693,518 687,134
2019-26, PT, 144A, FRN, 23.345%, 8/15/44 ................ United States 3,371,749 3,336,707
2019-31, PT, 144A, FRN, 23.325%, 9/15/44 ................ United States 3,092,944 3,031,874
2019-37, PT, 144A, FRN, 26.381%, 10/17/44 ............... United States 3,409,616 3,321,342
2019-42, PT, 144A, FRN, 22.361%, 11/15/44 ............... United States 3,991,425 3,943,854
2019-51, PT, 144A, FRN, 18.534%, 1/15/45 ................ United States 5,090,230 5,032,353
2019-52, PT, 144A, FRN, 17.047%, 1/15/45 ................ United States 5,040,073 5,017,383
2019-S1, PT, 144A, FRN, 19.425%, 4/15/44 ................ United States 1,796,707 1,747,639
2019-S2, PT, 144A, FRN, 16.111%, 5/16/44 ................ United States 1,577,805 1,561,373
2019-S3, PT, 144A, FRN, 16.022%, 6/15/44 ................ United States 2,239,319 2,207,603
2019-S4, PT, 144A, FRN, 14.705%, 8/15/44 ................ United States 2,612,050 2,578,634

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements
94
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,r
Consumer Loan Underlying Bond Certificate Issuer Trust I,
(continued)
2019-S5, PT, 144A, FRN, 15.275%, 9/15/44 ................ United States 2,728,033 $ 2,693,094
2019-S6, PT, 144A, FRN, 13.945%, 10/17/44 ............... United States 2,702,921 2,623,259
2019-S7, PT, 144A, FRN, 12.842%, 12/15/44 ............... United States 2,805,304 2,734,917
2019-S8, PT, 144A, FRN, 12.006%, 1/15/45 ................ United States 3,649,622 3,542,500
2020-2, PT, 144A, FRN, 17.867%, 3/15/45 ................. United States 4,998,788 4,958,720
2020-7, PT, 144A, FRN, 18.379%, 4/17/45 ................. United States 3,307,144 3,238,677
f,q
Cook Park CLO Ltd. , 2018-1A , A2 , 144A, FRN , 1.31% , ( 3-month
USD LIBOR + 1.12% ), 4/17/30 .......................... United States 6,000,000 5,969,005
q
CWABS, Inc. , 2004-1 , M1 , FRN , 0.856% , ( 1-month USD LIBOR +
0.75% ), 3/25/34 ..................................... United States 304,300 303,844
f,q
Dryden 42 Senior Loan Fund , 2016-42A , DR , 144A, FRN , 3.114% ,
( 3-month USD LIBOR + 2.93% ), 7/15/30 .................. United States 800,000 798,097
f,q
Dryden 45 Senior Loan Fund , 2016-45A , CR , 144A, FRN , 2.384% ,
( 3-month USD LIBOR + 2.2% ), 10/15/30 .................. United States 1,250,000 1,251,927
f,q
Dryden 55 CLO Ltd. , 2018-55A , D , 144A, FRN , 3.034% , ( 3-month
USD LIBOR + 2.85% ), 4/15/31 .......................... United States 2,000,000 1,953,628
f,q
Ellington CLO III Ltd. ,
2018-3A, A1, 144A, FRN, 1.838%, (3-month USD LIBOR +
1.65%), 7/20/30 ..................................... United States 5,123,962 5,120,030
2018-3A, A2R, 144A, FRN, 1.938%, (3-month USD LIBOR +
1.75%), 7/20/30 ..................................... United States 9,488,818 9,484,761
f
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 ... United States 11,584,375 11,554,660
f,q
Galaxy XXVII CLO Ltd. ,
2018-27A, A, 144A, FRN, 1.214%, (3-month USD LIBOR +
1.02%), 5/16/31 ..................................... United States 1,000,000 1,000,451
2018-27A, C, 144A, FRN, 1.994%, (3-month USD LIBOR + 1.8%),
5/16/31 ........................................... United States 4,000,000 3,999,905
f,q
Gilbert Park CLO Ltd. , 2017-1A , B , 144A, FRN , 1.784% , ( 3-month
USD LIBOR + 1.6% ), 10/15/30 .......................... United States 1,000,000 1,002,756
f,q
Halcyon Loan Advisors Funding Ltd. , 2018-1A , A2 , 144A, FRN ,
1.988% , ( 3-month USD LIBOR + 1.8% ), 7/21/31 ............. United States 4,500,000 4,477,717
f,q
Harbor Park CLO 18-1 Ltd. , 2018-1A , A2 , 144A, FRN , 1.588% ,
( 3-month USD LIBOR + 1.4% ), 1/20/31 ................... United States 657,895 660,597
f,q
Hayfin US XII Ltd. , 2018-9A , BR , 144A, FRN , 1.984% , ( 3-month
USD LIBOR + 1.8% ), 4/28/31 ........................... United States 14,500,000 14,523,344
f,q
Highbridge Loan Management Ltd. , 2013-2A , BR , 144A, FRN ,
2.088% , ( 3-month USD LIBOR + 1.9% ), 10/20/29 ............ United States 700,000 700,000
f,q
Holland Park CLO DAC , 1A , A1RR , 144A, FRN , 0.92% , ( 3-month
EURIBOR + 0.92% ), 11/14/32 .......................... Ireland 50,450,000 EUR 60,746,861
f,q
HPS Loan Management Ltd. ,
13A-18, A2, 144A, FRN, 1.634%, (3-month USD LIBOR + 1.45%),
10/15/30 .......................................... United States 8,600,000 8,608,142
13A-18, C, 144A, FRN, 2.334%, (3-month USD LIBOR + 2.15%),
10/15/30 .......................................... United States 3,000,000 3,002,532
f,q
LCM 26 Ltd. ,
26A, B, 144A, FRN, 1.588%, (3-month USD LIBOR + 1.4%),
1/20/31 ........................................... United States 2,000,000 1,991,086
26A, C, 144A, FRN, 1.988%, (3-month USD LIBOR + 1.8%),
1/20/31 ........................................... United States 9,600,000 9,485,451
26A, D, 144A, FRN, 2.688%, (3-month USD LIBOR + 2.5%),
1/20/31 ........................................... United States 600,000 561,260
f,q
LCM XVIII LP ,
18A, BR, 144A, FRN, 1.788%, (3-month USD LIBOR + 1.6%),
4/20/31 ........................................... United States 1,090,000 1,084,203

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report
95
a a
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Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,q
LCM XVIII LP, (continued)
18A, CR, 144A, FRN, 2.038%, (3-month USD LIBOR + 1.85%),
4/20/31 ........................................... United States 2,000,000 $ 1,980,859
f,q
Long Point Park CLO Ltd. ,
2017-1A, A2, 144A, FRN, 1.565%, (3-month USD LIBOR +
1.375%), 1/17/30 .................................... United States 5,800,000 5,794,200
2017-1A, B, 144A, FRN, 1.89%, (3-month USD LIBOR + 1.7%),
1/17/30 ........................................... United States 2,700,000 2,683,246
2017-1A, C, 144A, FRN, 2.59%, (3-month USD LIBOR + 2.4%),
1/17/30 ........................................... United States 3,100,000 3,010,777
f,q
Madison Park Euro Funding VIII DAC ,
8A, ARN, 144A, FRN, 0.95%, (3-month EURIBOR + 0.95%),
4/15/32 ........................................... Ireland 41,450,000 EUR 49,925,720
8A, BRN, 144A, FRN, 1.7%, (3-month EURIBOR + 1.7%), 4/15/32 Ireland 4,600,000 EUR 5,552,132
f,q
Madison Park Funding XIII Ltd. , 2014-13A , DR2 , 144A, FRN , 3.04% ,
( 3-month USD LIBOR + 2.85% ), 4/19/30 .................. United States 1,973,000 1,955,670
f,q
Madison Park Funding XLII Ltd. ,
13A, B, 144A, FRN, 1.673%, (3-month USD LIBOR + 1.5%),
11/21/30 .......................................... United States 2,700,000 2,706,446
13A, C, 144A, FRN, 1.973%, (3-month USD LIBOR + 1.8%),
11/21/30 .......................................... United States 3,753,500 3,718,266
13A, D, 144A, FRN, 2.873%, (3-month USD LIBOR + 2.7%),
11/21/30 .......................................... United States 5,500,000 5,450,330
f,q
Madison Park Funding XXII Ltd. , 2016-22A , CR , 144A, FRN ,
2.184% , ( 3-month USD LIBOR + 2% ), 1/15/33 .............. United States 7,790,000 7,743,508
f,q
Madison Park Funding XXIX Ltd. , 2018-29A , C , 144A, FRN , 2.39% ,
( 3-month USD LIBOR + 2.2% ), 10/18/30 .................. United States 1,072,581 1,073,920
f,q
Madison Park Funding XXVII Ltd. , 2018-27A , C , 144A, FRN ,
2.788% , ( 3-month USD LIBOR + 2.6% ), 4/20/30 ............. United States 2,125,000 2,079,797
f,q
Madison Park Funding XXXI Ltd. ,
2018-31A, B, 144A, FRN, 1.873%, (3-month USD LIBOR + 1.7%),
1/23/31 ........................................... United States 1,500,000 1,502,851
2018-31A, C, 144A, FRN, 2.323%, (3-month USD LIBOR +
2.15%), 1/23/31 ..................................... United States 650,000 650,520
f,q
Magnetite VII Ltd. , 2012-7A , CR2 , 144A, FRN , 2.234% , ( 3-month
USD LIBOR + 2.05% ), 1/15/28 .......................... United States 2,000,000 1,965,490
f,r
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 11,313,815 11,848,696
f,q
Neuberger Berman CLO XVIII Ltd. , 2014-18A , A1BR , 144A, FRN ,
1.586% , ( 3-month USD LIBOR + 1.4% ), 10/21/30 ............ United States 1,700,000 1,705,470
f,q
Neuberger Berman CLO XVI-S Ltd. ,
2017-16SA, CR, 144A, FRN, 2.1%, (3-month USD LIBOR + 1.9%),
4/15/34 ........................................... United States 2,350,000 2,350,007
2017-16SA, DR, 144A, FRN, 3.1%, (3-month USD LIBOR + 2.9%),
4/15/34 ........................................... United States 650,000 649,995
f,q
Neuberger Berman Loan Advisers CLO 27 Ltd. , 2018-27A , C , 144A,
FRN , 1.884% , ( 3-month USD LIBOR + 1.7% ), 1/15/30 ........ United States 4,900,000 4,884,332
f,q
NZCG Funding Ltd. , 2015-1A , A2R , 144A, FRN , 1.74% , ( 3-month
USD LIBOR + 1.55% ), 2/26/31 .......................... United States 12,390,000 12,388,989
f,q
Octagon Investment Partners 18-R Ltd. , 2018-18A , C , 144A, FRN ,
2.884% , ( 3-month USD LIBOR + 2.7% ), 4/16/31 ............. United States 9,050,000 8,903,973
f,q
Octagon Investment Partners 28 Ltd. , 2016-1A , A2R , 144A, FRN ,
1.626% , ( 3-month USD LIBOR + 1.45% ), 10/24/30 ........... United States 1,000,000 1,000,978
f,q
Octagon Investment Partners 33 Ltd. ,
2017-1A, A2, 144A, FRN, 1.688%, (3-month USD LIBOR + 1.5%),
1/20/31 ........................................... United States 400,000 400,840

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements
96
a a
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Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,q
Octagon Investment Partners 33 Ltd., (continued)
2017-1A, C, 144A, FRN, 2.938%, (3-month USD LIBOR + 2.75%),
1/20/31 ........................................... United States 2,800,000 $ 2,780,654
f,q
Octagon Investment Partners 35 Ltd. ,
2018-1A, A1B, 144A, FRN, 1.288%, (3-month USD LIBOR +
1.1%), 1/20/31 ...................................... United States 3,325,000 3,305,481
2018-1A, B, 144A, FRN, 1.888%, (3-month USD LIBOR + 1.7%),
1/20/31 ........................................... United States 450,000 445,274
f,q
Octagon Investment Partners 36 Ltd. ,
2018-1A, A1, 144A, FRN, 1.154%, (3-month USD LIBOR +
0.97%), 4/15/31 ..................................... United States 18,000,000 17,975,245
2018-1A, A2, 144A, FRN, 1.384%, (3-month USD LIBOR + 1.2%),
4/15/31 ........................................... United States 8,500,000 8,411,099
f,q
Octagon Investment Partners 37 Ltd. , 2018-2A , C , 144A, FRN ,
3.026% , ( 3-month USD LIBOR + 2.85% ), 7/25/30 ............ United States 2,000,000 1,981,311
f,q
Octagon Investment Partners 38 Ltd. , 2018-1A , C , 144A, FRN ,
3.138% , ( 3-month USD LIBOR + 2.95% ), 7/20/30 ............ United States 4,000,000 3,898,590
f,q
Octagon Investment Partners XVII Ltd. ,
2013-1A, BR2, 144A, FRN, 1.576%, (3-month USD LIBOR +
1.4%), 1/25/31 ...................................... United States 4,020,000 4,006,070
2013-1A, CR2, 144A, FRN, 1.876%, (3-month USD LIBOR +
1.7%), 1/25/31 ...................................... United States 5,250,000 5,135,557
f,q
Octagon Investment Partners XXIII Ltd. , 2015-1A , BR , 144A, FRN ,
1.384% , ( 3-month USD LIBOR + 1.2% ), 7/15/27 ............. United States 1,170,000 1,170,850
f,q
Octagon Loan Funding Ltd. , 2014-1A , CRR , 144A, FRN , 2.389% ,
( 3-month USD LIBOR + 2.2% ), 11/18/31 .................. United States 750,000 748,125
f,r
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 3,126,742 3,094,855
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 3,760,860 3,696,384
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 1,238,594 1,249,765
f,q
Race Point X CLO Ltd. , 2016-10A , B1R , 144A, FRN , 1.826% ,
( 3-month USD LIBOR + 1.65% ), 7/25/31 .................. United States 3,600,000 3,595,540
f,q
Sound Point CLO V-R Ltd. , 2014-1RA , D , 144A, FRN , 3.29% ,
( 3-month USD LIBOR + 3.1% ), 7/18/31 ................... United States 5,780,000 5,562,371
f,q
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 2.384% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 ............................... United States 11,000,000 10,892,636
f,q
TCI-Flatiron CLO Ltd. ,
2017-1A, B, 144A, FRN, 1.752%, (3-month USD LIBOR + 1.56%),
11/18/30 .......................................... United States 3,500,000 3,503,217
2017-1A, C, 144A, FRN, 2.041%, (3-month USD LIBOR + 1.85%),
11/18/30 .......................................... United States 2,800,000 2,782,143
f,r
Towd Point Mortgage Trust ,
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 .................. United States 4,219,923 4,293,637
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................... United States 8,862,000 9,304,886
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................... United States 1,975,124 2,006,253
f,r
Upgrade Master Pass-Thru Trust ,
2019-PT1, A, 144A, FRN, 11.995%, 6/15/25 ................ United States 1,242,312 1,117,604
2019-PT2, A, 144A, FRN, 15.25%, 2/15/26 ................. United States 2,700,851 2,702,068
f,q
Voya CLO Ltd. ,
2013-2A, CR, 144A, FRN, 2.926%, (3-month USD LIBOR +
2.75%), 4/25/31 ..................................... United States 1,650,000 1,604,271
2014-1A, BR2, 144A, FRN, 2.09%, (3-month USD LIBOR + 1.9%),
4/18/31 ........................................... United States 1,000,000 989,600
2014-1A, CR2, 144A, FRN, 2.99%, (3-month USD LIBOR + 2.8%),
4/18/31 ........................................... United States 3,750,000 3,624,970

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report
97
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Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,q
Voya CLO Ltd., (continued)
2016-3A, CR, 144A, FRN, 3.44%, (3-month USD LIBOR + 3.25%),
10/18/31 .......................................... United States 2,547,170 $ 2,435,818
2018-2A, A2, 144A, FRN, 1.434%, (3-month USD LIBOR +
1.25%), 7/15/31 ..................................... United States 1,500,000 1,497,058
2018-2A, C1, 144A, FRN, 2.034%, (3-month USD LIBOR +
1.85%), 7/15/31 ..................................... United States 700,000 693,888
f,q
Webster Park CLO Ltd. , 2015-1A , BR , 144A, FRN , 1.988% , ( 3-month
USD LIBOR + 1.8% ), 7/20/30 ........................... United States 2,000,000 2,000,000
622,312,883
a a a a a a
Road & Rail 0.0%
†
Union Pacific Railroad Co. Pass-Through Trust , 2005-1 , 5.082% ,
1/02/29 ........................................... United States 69,403 78,466
Total Asset-Backed Securities (Cost $616,930,184) ..............................
632,020,724
Commercial Mortgage-Backed Securities 0.3%
Diversified Financial Services 0.3%
r
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 United States 1,576,925 1,419,627
f,q
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 0.815% , ( 1-month
USD LIBOR + 0.7% ), 6/15/34 ........................... United States 9,840,000 9,855,976
f,r
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.673% , 9/10/35 ..................................... United States 3,255,000 3,546,034
14,821,637
a a a a a a
Thrifts & Mortgage Finance 0.0%
†
q
FNMA , 2005-122 , FN , FRN , 0.456% , ( 1-month USD LIBOR +
0.35% ), 1/25/36 ..................................... United States 380,188 367,331
b
Weyerhaeuser Mortgage Co. of Texas , 1984-A , 7.43% , 1/01/24 ... United States 6,602 6,602
373,933
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $15,036,519) ................
15,195,570
Mortgage-Backed Securities 15.2%
s
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 1.707%, (COFI 11th District +/- MBS Margin), 11/01/27 .. United States 902,292 905,622
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.4%
FHLMC Gold Pools, 15 Year, 5.5%, 11/01/22 ................. United States 23,879 24,064
FHLMC Gold Pools, 15 Year, 6%, 10/01/21 - 9/01/22 ........... United States 31,671 32,208
FHLMC Gold Pools, 30 Year, 4.5%, 3/01/39 .................. United States 833,570 937,230
FHLMC Gold Pools, 30 Year, 5%, 8/01/33 - 2/01/39 ............ United States 5,615,304 6,479,442
FHLMC Gold Pools, 30 Year, 5.5%, 1/01/35 - 12/01/37 ......... United States 427,659 496,259
FHLMC Gold Pools, 30 Year, 6%, 5/01/33 - 4/01/38 ............ United States 652,067 770,493
FHLMC Gold Pools, 30 Year, 6.5%, 8/01/25 - 3/01/39 .......... United States 546,028 628,055
FHLMC Gold Pools, 30 Year, 7%, 1/01/28 - 7/01/32 ............ United States 40,615 45,901
FHLMC Gold Pools, 30 Year, 7.5%, 3/01/32 .................. United States 8,849 10,559
FHLMC Gold Pools, 30 Year, 8%, 2/01/30 ................... United States 11,560 13,317
FHLMC Gold Pools, 30 Year, 8.5%, 10/01/24 - 8/01/30 ......... United States 2,983 3,308
FHLMC Pool, 15 Year, 2%, 10/01/35 - 12/01/35 ............... United States 7,935,614 8,207,577
17,648,413

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements
98
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
s
Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
FNMA, 1.607% - 4.104%, (6-month USD LIBOR +/- MBS Margin),
12/01/24 - 3/01/37 ................................... United States 2,344,420 $ 2,456,664
2,456,664
Federal National Mortgage Association (FNMA) Fixed Rate 12.5%
FNMA, 15 Year, 2%, 9/01/35 - 4/01/36 ...................... United States 11,557,110 11,980,203
FNMA, 15 Year, 2.5%, 3/01/36 ........................... United States 1,156,264 1,213,668
FNMA, 15 Year, 3%, 1/01/31 - 11/01/34 ..................... United States 3,318,540 3,514,183
FNMA, 15 Year, 5.5%, 12/01/22 - 12/01/23 .................. United States 28,854 29,558
FNMA, 15 Year, 6%, 9/01/22 ............................. United States 16,426 16,594
FNMA, 30 Year, 2.5%, 7/01/50 ........................... United States 2,465,245 2,562,375
FNMA, 30 Year, 3%, 9/01/48 ............................. United States 20,156,837 21,335,152
FNMA, 30 Year, 3%, 11/01/48 ............................ United States 49,152,945 52,058,368
FNMA, 30 Year, 3%, 4/01/51 ............................. United States 27,174,585 28,650,723
FNMA, 30 Year, 5%, 6/01/36 - 5/01/39 ...................... United States 1,125,726 1,298,248
FNMA, 30 Year, 5.5%, 6/01/33 - 8/01/37 .................... United States 3,566,501 4,092,396
FNMA, 30 Year, 6%, 9/01/32 - 9/01/38 ...................... United States 3,881,939 4,605,803
FNMA, 30 Year, 6.5%, 8/01/28 - 5/01/37 .................... United States 133,878 152,701
FNMA, 30 Year, 7%, 11/01/25 ............................ United States 2,169 2,177
FNMA, 30 Year, 7.5%, 1/01/30 ........................... United States 7,255 8,583
FNMA, 30 Year, 8.5%, 4/01/30 - 5/01/32 .................... United States 37,269 44,328
FNMA, 30 Year, 9%, 5/01/27 ............................. United States 16,017 16,374
t
FNMA, Single-family, 15 Year, 2%, 5/25/36 .................. United States 145,190,000 149,982,405
t
FNMA, Single-family, 30 Year, 2.5%, 5/25/51 ................. United States 357,349,000 370,749,584
652,313,423
s
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 2% - 2.125%, (1-year CMT T-Note +/- MBS Margin),
1/20/23 - 10/20/26 ................................... United States 15,366 15,794
15,794
Government National Mortgage Association (GNMA) Fixed Rate 2.2%
GNMA I, 30 Year, 7%, 10/15/27 - 6/15/31 .................... United States 13,168 15,646
GNMA I, Single-family, 30 Year, 6%, 1/15/39 ................. United States 81,977 96,143
GNMA I, Single-family, 30 Year, 6.5%, 10/15/31 - 7/15/38 ........ United States 14,732 16,628
GNMA I, Single-family, 30 Year, 7%, 3/15/28 - 4/15/28 .......... United States 6,215 6,397
GNMA I, Single-family, 30 Year, 7.5%, 2/15/22 - 5/15/26 ........ United States 13,811 14,261
GNMA I, Single-family, 30 Year, 9%, 9/15/25 ................. United States 29 29
GNMA II, Single-family, 30 Year, 2%, 10/20/50 ................ United States 45,082,768 46,024,706
GNMA II, Single-family, 30 Year, 2%, 12/20/50 ................ United States 2,563,357 2,617,361
GNMA II, Single-family, 30 Year, 2.5%, 10/20/50 .............. United States 44,588,777 46,388,085
GNMA II, Single-family, 30 Year, 2.5%, 1/20/51 - 3/20/51 ........ United States 5,895,047 6,129,661
GNMA II, Single-family, 30 Year, 3%, 9/20/50 - 3/20/51 ......... United States 5,558,095 5,846,828
GNMA II, Single-family, 30 Year, 3.5%, 12/20/50 - 3/20/51 ....... United States 4,569,713 4,880,679
GNMA II, Single-family, 30 Year, 4%, 12/20/50 ................ United States 2,338,127 2,527,357
GNMA II, Single-family, 30 Year, 4.5%, 11/20/50 .............. United States 1,107,420 1,204,608
GNMA II, Single-family, 30 Year, 6%, 5/20/31 ................. United States 2,074 2,355
GNMA II, Single-family, 30 Year, 6.5%, 3/20/28 - 7/20/38 ........ United States 225,465 271,710
GNMA II, Single-family, 30 Year, 7.5%, 8/20/30 - 1/20/33 ........ United States 27,028 30,956
116,073,410
Total Mortgage-Backed Securities (Cost $778,840,810) ...........................
789,413,326

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report
99
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds 4.6%
California 1.2%
California Health Facilities Financing Authority ,
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.934%, 6/01/32 .............................. United States 6,810,000 $ 7,052,945
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.984%, 6/01/33 .............................. United States 5,870,000 6,061,176
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 3.034%, 6/01/34 .............................. United States 4,445,000 4,584,122
California Municipal Finance Authority, United States General
Services Administration, Revenue, 2020, 2.519%, 10/01/35 .... United States 9,970,000 9,471,111
City of San Francisco, Public Utilities Commission Water, Revenue,
2019 A, Refunding, 3.473%, 11/01/43 ..................... United States 2,640,000 2,797,427
Foothill-Eastern Transportation Corridor Agency, Revenue, 2019A,
Refunding, 4.094%, 1/15/49 ............................ United States 3,470,000 3,630,005
Gilroy Unified School District, GO, 2019, Refunding, 3.364%, 8/01/47
United States 7,220,000 7,325,561
Los Angeles Community College District, GO, 2020, Refunding,
2.106%, 8/01/32 ..................................... United States 3,050,000 3,070,299
San Jose Redevelopment Agency Successor Agency, Tax Allocation,
Senior Lien, 2017A-T, Refunding, 3.226%, 8/01/27 ........... United States 6,150,000 6,783,429
University of California, Revenue, 2015 J, Refunding, 4.131%,
5/15/45 ........................................... United States 10,750,000 12,327,286
63,103,361
Colorado 0.1%
Metro Wastewater Reclamation District, Revenue, 2019 B,
Refunding, 3.158%, 4/01/41 ............................ United States 5,600,000 5,861,527
Florida 0.1%
County of Broward, Airport System, Revenue, 2019C, Refunding,
3.477%, 10/01/43 .................................... United States 7,145,000 7,390,289
Hawaii 0.0%
†
City & County Honolulu, Wastewater System, Revenue, 2019 B,
Refunding, 2.585%, 7/01/28 ............................ United States 1,350,000 1,413,595
Illinois 0.2%
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue,
2008A, 6.899%, 12/01/40 .............................. United States 800,000 1,108,095
State of Illinois, GO, 2003, 5.1%, 6/01/33 ...................
United States 8,900,000 10,158,881
11,266,976
Louisiana 0.1%
City of New Orleans ,
Sewerage Service, Revenue, 2021, Refunding, AGMC Insured,
1.791%, 6/01/30 ................................... United States 1,300,000 1,251,529
Water System, Revenue, 2021, Refunding, AGMC Insured,
1.841%, 12/01/30 .................................. United States 1,400,000 1,350,999
2,602,528
Massachusetts 0.3%
Massachusetts School Building Authority, Revenue, 2019 B,
Refunding, 3.395%, 10/15/40 ........................... United States 6,760,000 7,118,320
Massachusetts State College Building Authority, Revenue, 2019 C,
Refunding, 3.373%, 5/01/43 ............................ United States 5,900,000 6,015,873
13,134,193

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements
100
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
Minnesota 0.1%
State of Minnesota, GO, 2013F, Refunding, 4%, 10/01/24 .......
United States 5,760,000 $ 6,282,735
Missouri 0.2%
Metropolitan St. Louis Sewer District, Revenue, 2019 C, Refunding,
3.259%, 5/01/45 ..................................... United States 7,640,000 7,925,511
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority, Revenue, 2019 B,
Refunding, 4.131%, 6/15/42 ............................ United States 4,060,000 4,323,611
State of New Jersey, GO, 2020 A, 3%, 6/01/32 ...............
United States 8,745,000 9,926,985
14,250,596
New York 0.4%
Metropolitan Transportation Authority, Revenue, 2020 E, Refunding,
4%, 11/15/45 ....................................... United States 6,715,000 7,673,056
New York State Dormitory Authority, State University of New York,
Revenue, 2019B, Refunding, 3.142%, 7/01/43 .............. United States 3,605,000 3,648,543
Port Authority of New York & New Jersey ,
Revenue, 191, 4.823%, 6/01/45 .........................
United States 4,570,000 5,159,137
Revenue, 192, 4.81%, 10/15/65 .........................
United States 5,000,000 6,652,423
23,133,159
Ohio 0.4%
Greenville City School District, GO, 2019, Refunding, 3.541%,
1/01/51 ........................................... United States 16,585,000 16,731,086
State of Ohio, Cleveland Clinic Health System Obligated Group,
Revenue, 2019G, Refunding, 3.276%, 1/01/42 .............. United States 2,265,000 2,404,871
19,135,957
Oregon 0.1%
State of Oregon, Department of Transportation, Revenue, Senior
Lien, 2019 B, Refunding, 3.168%, 11/15/38 ................ United States 4,510,000 4,794,193
Pennsylvania 0.1%
University of Pittsburgh-of the Commonwealth System of Higher
Education, Revenue, 2017 C, Refunding, 3.005%, 9/15/41 ..... United States 6,315,000 6,463,271
Texas 0.8%
City of Austin, Electric Utility, Revenue, 2008, Refunding, AGMC
Insured, 6.262%, 11/15/32 ............................. United States 12,790,000 15,933,368
Grand Parkway Transportation Corp., Revenue, 2020B, Refunding,
3.236%, 10/01/52 .................................... United States 5,800,000 5,868,942
Permanent University Fund - Texas A&M University System,
Revenue, 2019, 3.1%, 7/01/49 .......................... United States 9,020,000 9,244,694
State of Texas, GO, 2019, Refunding, 3.211%, 4/01/44 .........
United States 6,760,000 7,122,737
Texas State University System ,
Revenue, 2019 B, Refunding, 2.938%, 3/15/33 ..............
United States 2,655,000 2,774,093
Revenue, 2019 B, Refunding, 3.289%, 3/15/40 ..............
United States 2,255,000 2,314,693
43,258,527

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report
101
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
Utah 0.2%
Salt Lake City Corp., Revenue, 2019B, Refunding, 3.102%, 4/01/38
United States 3,155,000 $ 3,317,482
Utah Transit Authority, Revenue, Senior Lien, 2019 B, Refunding,
3.443%, 12/15/42 .................................... United States 4,510,000 4,742,459
8,059,941
Total Municipal Bonds (Cost $227,529,029) .....................................
238,076,359
Residential Mortgage-Backed Securities 8.0%
Capital Markets 0.0%
†
q
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 0.846% ,
( 1-month USD LIBOR + 0.74% ), 3/25/28 .................. United States 371,187 366,986
Diversified Financial Services 0.9%
f
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 8,636,251 8,889,613
r
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 8,187,658 8,568,328
f,r
CIM Trust ,
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 .................. United States 3,738,863 3,834,412
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 3,594,581 3,656,765
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 6,549,300 6,707,400
f,r
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 United States 288,437 290,164
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 , 3A1 ,
5% , 9/25/19 ........................................ United States 113,515 95,789
f,q
FHLMC Stacr Remic Trust , 2020-DNA1 , M2 , 144A, FRN , 1.806% ,
( 1-month USD LIBOR + 1.7% ), 1/25/50 ................... United States 8,847,803 8,892,120
f,r
Provident Funding Mortgage Trust ,
2019-1, A2, 144A, FRN, 3%, 12/25/49 .................... United States 3,465,561 3,512,769
2020-1, A3, 144A, FRN, 3%, 2/25/50 ..................... United States 2,675,110 2,685,145
47,132,505
a a a a a a
Thrifts & Mortgage Finance 7.1%
q
FHLMC Structured Agency Credit Risk Debt Notes ,
2014-DN3, M3, FRN, 4.106%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 6,639,178 6,785,008
2014-DN4, M3, FRN, 4.656%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 3,355,422 3,441,751
2014-HQ1, M3, FRN, 4.206%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 717,263 725,082
2015-DN1, M3, FRN, 4.256%, (1-month USD LIBOR + 4.15%),
1/25/25 ........................................... United States 200,123 200,138
2015-DNA2, M3, FRN, 4.006%, (1-month USD LIBOR + 3.9%),
12/25/27 .......................................... United States 14,176,755 14,398,717
2015-DNA3, M3, FRN, 4.806%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 3,061,869 3,175,807
2015-HQ2, M3, FRN, 3.356%, (1-month USD LIBOR + 3.25%),
5/25/25 ........................................... United States 3,158,194 3,207,485
2016-DNA1, M3, FRN, 5.656%, (1-month USD LIBOR + 5.55%),
7/25/28 ........................................... United States 17,717,723 18,661,334
2016-DNA2, M3, FRN, 4.756%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 13,742,493 14,386,190
2016-DNA4, M3, FRN, 3.906%, (1-month USD LIBOR + 3.8%),
3/25/29 ........................................... United States 8,953,655 9,342,022
2016-HQA2, M3, FRN, 5.256%, (1-month USD LIBOR + 5.15%),
11/25/28 .......................................... United States 22,839,773 23,915,417
2016-HQA3, M2, FRN, 1.456%, (1-month USD LIBOR + 1.35%),
3/25/29 ........................................... United States 115,217 115,379

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements
102
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
q
FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2017-DNA1, M2, FRN, 3.356%, (1-month USD LIBOR + 3.25%),
7/25/29 ........................................... United States 14,014,836 $ 14,564,918
2017-DNA2, M2, FRN, 3.556%, (1-month USD LIBOR + 3.45%),
10/25/29 .......................................... United States 26,327,007 27,370,931
2017-DNA3, M2, FRN, 2.606%, (1-month USD LIBOR + 2.5%),
3/25/30 ........................................... United States 13,500,000 13,821,762
2017-HQA1, M2, FRN, 3.656%, (1-month USD LIBOR + 3.55%),
8/25/29 ........................................... United States 18,603,769 19,243,988
2017-HQA2, M2, FRN, 2.756%, (1-month USD LIBOR + 2.65%),
12/25/29 .......................................... United States 7,113,388 7,282,062
2017-HQA3, M2, FRN, 2.456%, (1-month USD LIBOR + 2.35%),
4/25/30 ........................................... United States 7,148,121 7,266,667
q
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.356%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 5,453,683 5,688,540
2014-C02, 1M2, FRN, 2.706%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 13,225,867 13,238,151
2014-C02, 2M2, FRN, 2.706%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 4,284,798 4,331,919
2014-C03, 1M2, FRN, 3.106%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 16,249,316 16,377,275
2014-C03, 2M2, FRN, 3.006%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 1,426,272 1,440,175
2014-C04, 1M2, FRN, 5.006%, (1-month USD LIBOR + 4.9%),
11/25/24 .......................................... United States 12,051,133 12,476,998
2014-C04, 2M2, FRN, 5.106%, (1-month USD LIBOR + 5%),
11/25/24 .......................................... United States 1,546,731 1,588,570
2015-C01, 1M2, FRN, 4.406%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 1,495,124 1,532,549
2015-C01, 2M2, FRN, 4.656%, (1-month USD LIBOR + 4.55%),
2/25/25 ........................................... United States 1,888,406 1,904,556
2015-C02, 1M2, FRN, 4.106%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 7,447,446 7,560,215
2015-C02, 2M2, FRN, 4.106%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 1,121,469 1,137,762
2015-C03, 1M2, FRN, 5.106%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 5,161,169 5,290,568
2015-C03, 2M2, FRN, 5.106%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 1,174,208 1,195,505
2016-C04, 1M2, FRN, 4.356%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 16,032,823 16,823,219
2016-C05, 2M2, FRN, 4.556%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 10,815,939 11,288,139
2016-C07, 2M2, FRN, 4.456%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 7,766,532 8,103,198
2017-C01, 1M2, FRN, 3.656%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 11,389,846 11,788,278
2017-C02, 2M2, FRN, 3.756%, (1-month USD LIBOR + 3.65%),
9/25/29 ........................................... United States 7,928,248 8,213,931
2017-C03, 1M2, FRN, 3.106%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 24,835,831 25,548,401
2017-C04, 2M2, FRN, 2.956%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 5,227,454 5,355,999

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report
103
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
q
FNMA Connecticut Avenue Securities, (continued)
2017-C05, 1M2, FRN, 2.306%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 20,431,202 $ 20,716,626
369,505,232
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $431,059,917) ................
417,004,723
Shares
Escrows and Litigation Trusts 0.0%
†
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 73,753 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 73,753 —
a
Sanchez Energy Corp., Escrow Account .................... United States 3,000,000 18,750
Total Escrows and Litigation Trusts (Cost $2,814,454) ...........................
18,750
Total Long Term Investments (Cost $5,592,526,730) .............................
5,625,634,423
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Calls - Over-the-Counter
Interest Rate Swaptions 0.1%
Receive Fixed 0.9%, Pay Floating 3 month USD LIBOR,
Counterparty CITI, Expires 9/16/21 ....................... 1 385,900,000 1,309,081
Puts - Over-the-Counter
Interest Rate Swaptions 0.0%
†
Receive Floating 3-month USD LIBOR, Pay Fixed 1.94%,
Counterparty CITI, Expires 9/03/21 ....................... 1 129,100,000 1,146,012
Receive Floating 3-month USD LIBOR, Pay Fixed 2.09%,
Counterparty DBAB, Expires 9/27/21 ..................... 1 129,100,000 951,376
Total Options Purchased (Cost $4,953,283) .....................................
3,406,469
Short Term Investments 1.0%
a a
Country Shares
a
Value
a
Money Market Funds 0.9%
d,u
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 48,239,268 48,239,268
Total Money Market Funds (Cost $48,239,268) ..................................
48,239,268
v
Investments from Cash Collateral Received for
Loaned Securities 0.1%
a a a a a
Money Market Funds 0.1%
d,u
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 5,757,000 5,757,000

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements
104
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.0%
†
w
Joint Repurchase Agreement, BofA Securities, Inc., 0%, 5/03/21
(Maturity Value $1,439,868)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$1,468,667) ........................................ 1,439,868 $ 1,439,868
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $7,196,868) ............................................................
7,196,868
Total Short Term Investments (Cost $55,436,136 ) ................................
55,436,136
a
Total Investments (Cost $5,652,916,149) 109.5% ................................
$5,684,477,028
Options Written (0.0)%
†
......................................................
(1,322,944)
Other Assets, less Liabilities (9.5)% ...........................................
(494,538,414)
Net Assets 100.0% ...........................................................
$5,188,615,670
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Puts - Over-the-Counter
Interest Rate Swaptions (0.0)%
†
Receive Floating 3-month USD LIBOR, Pay Fixed 1.39%,
Counterparty CITI, Expires 9/16/21 ....................... 1 (385,900,000) (1,322,944)
(1,322,944)
Total Options Written (Premiums received $1,997,033) ...........................
$ (1,322,944)

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report
105
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
c
See Note 9 regarding restricted securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
A portion or all of the security is on loan at April 30, 2021. See Note 1(f).
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2021, the aggregate value of these securities was $1,198,554,081, representing 23.1% of net assets.
g
Perpetual security with no stated maturity date.
h
See Note 7 regarding defaulted securities.
i
Income may be received in additional securities and/or cash.
j
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
k
See Note 1(i) regarding senior floating rate interests.
l
The coupon rate shown represents the rate at period end.
m
See Note 1(j) regarding Marketplace Lending.
n
A supranational organization is an entity formed by two or more central governments through international treaties.
o
The principal represents the notional amount. See Note 1(e) regarding value recovery instruments.
p
Principal amount of security is adjusted for inflation. See Note 1(l).
q
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
r
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
s
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
t
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
u
The rate shown is the annualized seven-day effective yield at period end.
v
See Note 1(f) regarding securities on loan.
w
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements
106
At April 30, 2021, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At April 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 380 $ 50,171,875 6/21/21 $ (816,927)
U.S. Treasury 10 Year Ultra Notes ................ Short 1,068 155,444,062 6/21/21 3,257,256
U.S. Treasury 2 Year Notes ..................... Long 1,492 329,370,656 6/30/21 (164,095)
U.S. Treasury 5 Year Notes ..................... Long 5,400 669,262,500 6/30/21 (2,521,984)
U.S. Treasury Long Bonds ..................... Long 194 30,506,500 6/21/21 (539,838)
U.S. Treasury Ultra Bonds ...................... Long 642 119,351,812 6/21/21 (1,212,037)
Total Futures Contracts ...................................................................... $(1,997,625)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Singapore Dollar .... JPHQ Buy 68,000,000 51,330,440 5/20/21 $ — $ (234,302)
Singapore Dollar .... JPHQ Sell 68,000,000 50,722,422 5/20/21 — (373,716)
Indonesian Rupiah .. DBAB Buy 139,844,100,000 9,718,280 6/02/21 — (85,398)
Indonesian Rupiah .. DBAB Sell 42,700,000,000 2,976,751 6/02/21 35,447 —
Indonesian Rupiah .. JPHQ Buy 92,000,000,000 6,392,440 6/02/21 — (55,204)
Australian Dollar .... JPHQ Buy 34,750,000 27,016,040 6/17/21 — (239,127)
Australian Dollar .... JPHQ Sell 34,750,000 26,229,126 6/17/21 — (547,787)
Euro ............. JPHQ Buy 52,300,000 64,311,689 6/22/21 — (1,365,825)
Euro ............. JPHQ Sell 50,058,000 59,650,260 6/22/21 — (597,235)
Canadian Dollar .... JPHQ Sell 16,300,000 12,927,428 6/24/21 — (334,260)
Japanese Yen ...... JPHQ Buy 5,431,000,000 52,557,774 7/07/21 — (2,834,042)
Japanese Yen ...... JPHQ Sell 1,470,000,000 13,599,463 7/07/21 140,821 —
Canadian Dollar .... JPHQ Buy 15,200,000 11,911,666 7/08/21 455,451 —
Canadian Dollar .... JPHQ Sell 15,200,000 11,900,009 7/08/21 — (467,108)
Euro ............. JPHQ Buy 930,686 1,098,912 7/08/21 21,614 —
Euro ............. JPHQ Sell 930,686 1,135,939 7/08/21 15,413 —
Australian Dollar .... JPHQ Buy 17,000,000 13,092,975 7/28/21 8,698 —
Singapore Dollar .... JPHQ Buy 17,500,000 13,177,711 7/28/21 — (31,002)
South Korean Won .. JPHQ Buy 14,600,000,000 13,204,305 7/28/21 — (143,364)
Chinese Yuan ...... JPHQ Buy 84,000,000 12,750,842 9/17/21 96,917 —
Turkish Lira ........ JPHQ Buy 76,280,000 8,037,934 9/28/21 475,070 —
Total Forward Exchange Contracts ................................................... $1,249,431 $(7,308,370)
Net unrealized appreciation (depreciation) ............................................ $(6,058,939)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report
107
At April 30, 2021, the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Single Name
Avon Products,
Inc. ....... (5.00)% Quarterly CITI 3/20/23 8,800,000 $ (601,500) $ (482,925) $ (118,575)
Nabors Industries,
Inc. ....... (1.00)% Quarterly CITI 12/20/21 10,225,000 230,667 95,068 135,599
Contracts to Sell Protection
(c)(d)
Single Name
Air France-KLM . 5.00% Quarterly BOFA 6/20/26 1,170,000 EUR 15,241 24,170 (8,929) NR
Air France-KLM . 5.00% Quarterly JPHQ 6/20/26 2,780,000 EUR 36,214 50,172 (13,958) NR
Air France-KLM . 5.00% Quarterly MSCO 12/20/25 6,430,000 EUR 95,386 7,143 88,243 NR
American Airlines
Group, Inc. .. 5.00% Quarterly CITI 12/20/21 7,800,000 170,531 (333,905) 504,436 CCC
American Airlines
Group, Inc. .. 5.00% Quarterly GSCO 6/20/22 5,200,000 (5,580) (55,555) 49,975 CCC
Carnival Corp. .. 1.00% Quarterly CITI 12/20/25 7,800,000 (712,385) (1,131,636) 419,251 B-
Macy's Retail
Holdings LLC . 1.00% Quarterly JPHQ 12/20/25 7,800,000 (903,858) (1,347,919) 444,061 B
Nabors Industries,
Inc. ....... 1.00% Quarterly CITI 12/20/23 10,225,000 (1,674,890) (807,555) (867,335) CCC-
Royal Caribbean
Cruises Ltd. .. 5.00% Quarterly BZWS 12/20/25 7,800,000 526,261 (215,550) 741,811 B
United Airlines
Holdings, Inc. . 5.00% Quarterly FBCO 12/20/25 3,775,000 218,609 (7,840) 226,449 B
Traded Index
(e)
Citibank
Bespoke
Franklin, Equity
Tranche 0-5% —% Quarterly CITI 12/20/22 12,600,000 (3,128,065) (2,853,343) (274,722)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Palma Index,
Mezzanine
Tranche 5-7% 2.30% Quarterly CITI 6/20/21 5,900,000 28,566 — 28,566
Non-
Investment
Grade
(e)
Citibank
Bespoke
Phoenix Index,
Mezzanine
Tranche 3.97-
5.99% ..... 3.35% Quarterly CITI 12/20/21 1,100,000 20,396 — 20,396
Non-
Investment
Grade
(e)
Citibank
Bespoke
Phoenix Index,
Mezzanine
Tranche 5-7% 2.90% Quarterly CITI 12/20/21 7,800,000 118,033 — 118,033
Non-
Investment
Grade

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements
108
At April 30, 2021, the Fund had the following cross-currency swap contracts outstanding. See Note 1 ( e ).
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
(e)
Citibank
Bespoke
Portsmouth,
Mezzanine
Tranche 5-10% 2.15% Quarterly CITI 6/20/22 30,000,000 $ 448,110 $ — $ 448,110
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 2,325,000 26,601 12,419 14,182
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly MSCO 12/20/21 8,300,000 (20,030) — (20,030)
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 3.98% Quarterly MSCO 12/20/21 8,300,000 (27,507) — (27,507)
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(5,139,200) $(7,047,256) $1,908,056
Total Credit Default Swap Contracts .................................... $(5,139,200) $ (7,047,256) $1,908,056
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
Cross-Currency Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 1.334% ..... Quarterly 8,176,000 USD
Pay Floating 3-month EURIBOR + 1.12% ......... Quarterly CITI 7/10/21 7,300,000 EUR $ (594,843)
Receive Floating 3-month USD LIBOR + 1.23% ..... Quarterly 2,830,500 USD
Pay Floating 3-month EURIBOR + 1.07% ......... Quarterly CITI 9/17/21 2,550,000 EUR (231,962)
Receive Floating 3-month USD LIBOR + 1.87% ..... Quarterly 6,160,000 USD
Pay Floating 3-month EURIBOR + 1.7% .......... Quarterly CITI 10/15/21 5,600,000 EUR (571,458)
Receive Floating 3-month USD LIBOR + 1.175% ..... Quarterly 55,747,250 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 11/22/21 50,450,000 EUR (4,826,439)
Receive Floating 3-month USD LIBOR + 1.174% ..... Quarterly 51,115,500 USD

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report
109
At April 30, 2021, the Fund had the following inflation index swap contracts outstanding. See Note 1 ( e ).
Cross-Currency Swap Contracts
(continued)
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts (continued)
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 12/10/21 46,050,000 EUR $ (4,195,117)
Receive Floating 3-month USD LIBOR + 1.318% ..... Quarterly 26,862,000 USD
Pay Floating 3-month EURIBOR + 1.2% .......... Quarterly CITI 12/12/21 24,200,000 EUR (2,210,497)
Total Cross Currency Swap Contracts ........................................................... $(12,630,316)
Inflation Index Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.913% ..... At Maturity 1/14/29 $ 37,900,000 $ 2,096,062 $ — $ 2,096,062
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.943% ..... At Maturity 1/15/29 45,100,000 2,366,926 — 2,366,926
Total Inflation Index Swap Contracts .................................. $4,462,988 $— $4,462,988
See Note 11 regarding other derivative information.
See Abbreviations on page 151

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
April 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
110
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $640,020,75 7 $1,179,221,917 $2,294,350,964 $4,751,430,344
Cost - Controlled affiliates (Note 3 f and 12 ) ... — — — 802,386,440
Cost - Non-controlled affiliates (Note 3 f and 12 ) 34,975,191 127,708,394 219,738,342 97,659,497
Cost - Unaffiliated repurchase agreements ... 19,737,227 55,587,699 214,244,603 1,439,868
Value - Unaffiliated issuers (Includes securities
loaned of $—, $—, $113,483 and $6,922,564
respectively) .......................... $641,730,595 $1,085,307,272 $2,307,762,236 $4,773,060,021
Value - Controlled affiliates (Note 3 f and 12 ) .. — — — 812,580,619
Value - Non-controlled affiliates (Note 3 f and 12 ) 34,975,191 132,194,940 208,304,260 97,396,520
Value - Unaffiliated repurchase agreements ... 19,737,227 55,587,699 214,244,603 1,439,868
Cash ................................. — 920,573 4,198,439 2,116,559
Foreign currency, at value (cost $–, $–, $443,166
and $1,287,859 respectively) ............... — — 458,846 1,243,441
Receivables:
Investment securities sold ................ 3,026,311 17,339,137 14,192 1,350,207
Capital shares sold ..................... 729,222 2,323,094 16,365,765 7,059,323
Dividends and interest .................. 1,333,897 3,747,201 11,895,777 23,313,087
Deposits with brokers for:
OTC derivative contracts ............... — — 8,388,727 25,067,514
Futures contracts ..................... — — 1,862,937 8,982,612
Centrally cleared swap contracts ......... — — 5,156,005 6,466,155
Variation margin on futures contracts ........ — — — 307,985
OTC swap contracts (upfront payments $–, $–,
$6,378,454 and $14,241,072, respectively) ..... — — 163,490 188,972
Unrealized appreciation on OTC forward exchange
contracts .............................. — — 472,095 1,249,431
Unrealized appreciation on OTC swap contracts . — — 866,191 3,239,112
Unrealized appreciation on unfunded loan
commitments (Note 10 ) ................... — 486,354 — —
FT Subsidiary deferred tax benefit (Note 1 g ) .... — — — 245,257
Total assets ....................... 701,532,443 1,297,906,270 2,780,153,563 5,765,306,683
Liabilities:
Payables:
Investment securities purchased ........... — 101,430,817 68,783,759 521,590,511
Capital shares redeemed ................ 1,244,296 2,460,544 5,073,682 6,957,950
Management fees ...................... 256,044 550,338 335,382 1,678,316
Distribution fees ....................... 126,631 219,383 445,473 960,794
Transfer agent fees ..................... 134,014 259,139 292,426 901,049
Trustees' fees and expenses .............. — 1,144 — —
Distributions to shareholders .............. 30,533 683,167 325,742 923,418
Variation margin on futures contracts ........ — — 70,469 —
Variation margin on centrally cleared swap
contracts ............................ — — 2,659,545 4,450,282
Due to brokers .......................... — — — 1,484,650
OTC swap contracts (upfront receipts $–, $–,
$2,093,636 and $7,247,017) ............... — — 2,091,356 7,236,228
Unrealized depreciation on OTC swap contracts . — — 7,239,571 13,961,372
Options written, at value (premiums received $–,
$–, $– and $1,997,033 respectively) .......... — — — 1,322,944
Unrealized depreciation on OTC forward exchange
contracts .............................. — — 1,985,388 7,308,370
Payable upon return of securities loaned (Note 1 f ) — — 116,435 7,196,868
Deferred tax ............................ — — 9,414 21,902

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
111
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Accrued expenses and other liabilities ........ 326,186 189,607 528,516 696,359
Total liabilities ...................... 2,117,704 105,794,139 89,957,158 576,691,013
Net assets, at value .............. $699,414,739 $1,192,112,131 $2,690,196,405 $5,188,615,670
Net assets consist of:
Paid-in capital .......................... $835,010,520 $1,759,651,664 $2,868,217,874 $5,282,517,270
Total distributable earnings (losses) .......... (135,595,781) (567,539,533) (178,021,469) (93,901,600)
Net assets, at value .............. $699,414,739 $1,192,112,131 $2,690,196,405 $5,188,615,670

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
112
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Class A:
Net assets, at value .................... $440,099,418 $709,675,264 $1,880,163,313 $4,157,278,135
Shares outstanding ..................... 55,404,471 92,710,607 195,494,199 418,714,960
Net asset value per share
a
............... $7.94 $7.65 $9.62 $9.93
Maximum offering price per share (net asset
value per share ÷ 97.75%, 97.75%, 97.75% and
96.25%, respectively) ................... $8.12 $7.83 $9.84 $10.32
Class A1:
Net assets, at value .................... $72,960,060 $— $— $—
Shares outstanding ..................... 9,187,409 — — —
Net asset value per share
a
............... $7.94 $— $— $—
Maximum offering price per share (net asset
value per share ÷ 97.75%, —%, —% and —%) $8.12 $— $— $—
Class C:
Net assets, at value .................... $54,423,383 $139,095,742 $117,247,981 $187,032,112
Shares outstanding ..................... 6,856,199 18,163,413 12,247,709 18,981,999
Net asset value and maximum offering price per
share
a
............................... $7.94 $7.66 $9.57 $9.85
Class R:
Net assets, at value .................... $— $— $181,329 $14,738,695
Shares outstanding ..................... — — 18,860 1,490,890
Net asset value and maximum offering price per
share ............................... $— $— $9.61 $9.89
Class R6:
Net assets, at value .................... $38,925,421 $16,211,486 $440,686,900 $581,633,917
Shares outstanding ..................... 4,891,492 2,113,837 45,525,040 58,161,306
Net asset value and maximum offering price per
share ............................... $7.96 $7.67 $9.68 $10.00
Advisor Class:
Net assets, at value .................... $93,006,457 $327,129,639 $251,916,882 $247,932,811
Shares outstanding ..................... 11,697,617 42,719,182 26,048,759 24,821,358
Net asset value and maximum offering price per
share ............................... $7.95 $7.66 $9.67 $9.99
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
for the six months ended April 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
113
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
a
Investment income:
Dividends:
Unaffiliated issuers ..................... $— $491,847 $77,256 $764,905
Controlled affiliates (Note 3 f and 12 ) ........ — — — 7,345,509
Non-controlled affiliates (Note 3 f and 12 ) ..... 591 905,261 860,106 420,479
Interest: (net of foreign taxes of $—, $—, $1,253
and $— respectively)
Unaffiliated issuers:
Paydown gain (loss) .................. (3,624,318) 3,174,357 (6,423,455) (7,443,701)
Paid in cash
b
........................ 7,263,462 24,755,346 28,712,461 63,212,646
Non-controlled affiliates (Note 3 f and 12 ) ..... — 793,923 — —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .. — — 5,900 9,297
Non-controlled affiliates (Note 3 f ) .......... — — 6 27
Total investment income ................ 3,639,735 30,120,734 23,232,274 64,309,162
Expenses:
Management fees (Note 3 a ) ................ 1,775,532 3,482,316 6,545,818 12,082,347
Distribution fees: (Note 3c )
    Class A ............................. 557,476 875,850 2,254,872 5,173,083
    Class A1 ............................ 37,480 — — —
    Class C ............................. 200,357 476,346 378,518 652,940
    Class R ............................. — — 344 41,987
Transfer agent fees: (Note 3e )
    Class A ............................. 308,251 476,303 1,118,965 2,815,778
    Class A1 ............................ 51,809 — — —
    Class C ............................. 42,556 99,844 72,154 136,679
    Class R ............................. — — 86 11,456
    Class R6 ............................ 9,630 9,577 68,913 79,262
    Advisor Class ......................... 64,195 228,370 143,557 178,556
Custodian fees (Note 4 ) ................... 2,308 3,916 16,998 30,081
Reports to shareholders ................... 51,503 91,708 158,946 307,667
Registration and filing fees ................. 61,319 47,055 104,140 116,037
Professional fees ........................ 36,276 54,080 85,197 86,306
Trustees' fees and expenses ............... 4,239 10,562 16,885 25,367
Marketplace lending fees (Note 1 j ) ........... — — 430,804 129,601
Other ................................. 125,032 20,126 85,415 103,413
Total expenses ...................... 3,327,963 5,876,053 11,481,612 21,970,560
Expense reductions (Note 4 ) ............ — (3,585) (12,432) —
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (105,181) (128,590) (3,658,738) (1,231,217)
Net expenses ...................... 3,222,782 5,743,878 7,810,442 20,739,343
Net investment income ............. 416,953 24,376,856 15,421,832 43,569,819

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended April 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
114
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
a
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $–, $–,
$6,125 and $17,988 respectively)
Unaffiliated issuers ................... (102,676) (15,821,696) 13,168,461 40,314,922
Non-controlled affiliates (Note 3 f and 12 ) ... — (74,217,683) — —
Foreign currency transactions ............. — — 2,150,561 4,328,461
Forward exchange contracts .............. — — (1,533,545) (4,555,528)
Futures contracts ...................... — — 8,254,286 (24,589,889)
TBA sale commitments .................. — — 10,076 151,165
Swap contracts ........................ — — (524,172) 1,748,208
Capital gain distributions from management
investment companies:
Controlled affiliates (Note 3 f ) ............ — — — 4,235,752
Net realized gain (loss) ............... (102,676) (90,039,379) 21,525,667 21,633,091
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 2,774,152 58,082,747 31,266,865 (41,513,418)
Controlled affiliates (Note 3 f ) ............ — — — (10,925,813)
Non-controlled affiliates (Note 3 f and 12 ) ... — 85,747,743 (5,494,052) 888,979
Translation of other assets and liabilities
denominated in foreign currencies ........ — — (1,717,309) 956,065
Written options ........................ — — — 674,089
Forward exchange contracts .............. — — (1,258,180) (5,838,867)
Futures contracts ...................... — — 581,264 3,730,751
Swap contracts ........................ — — 6,783,036 12,003,396
Change in deferred taxes on unrealized
appreciation .......................... — — 1,279 3,651
Net change in unrealized appreciation
(depreciation) ...................... 2,774,152 143,830,490 30,162,903 (40,021,167)
Net realized and unrealized gain (loss) ......... 2,671,476 53,791,111 51,688,570 (18,388,076)
Net increase (decrease) in net assets resulting from
operations ............................... $3,088,429 $78,167,967 $67,110,402 $25,181,743
a
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021. See Note 1(g ).
b
Includes amortization of premium and accretion of discount.

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
115
Franklin Adjustable U.S. Government
Securities Fund Franklin Floating Rate Daily Access Fund
Six Months Ended
April 30, 2021
(unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021
(unaudited)
Year Ended
October 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $416,953 $11,582,257 $24,376,856 $71,688,245
Net realized gain (loss) ............ (102,676) (1,630,151) (90,039,379) (117,211,319)
Net change in unrealized appreciation
(depreciation) ................. 2,774,152 (754,301) 143,830,490 (68,532,307)
Net increase (decrease) in net
assets resulting from operations . 3,088,429 9,197,805 78,167,967 (114,055,381)
Distributions to shareholders:
Class A ........................ (2,500,199) (8,897,340) (16,410,113) (39,489,904)
Class A1 ....................... (477,112) (1,864,934) — —
Class C ........................ (224,952) (1,350,734) (3,162,917) (9,486,664)
Class R6 ....................... (255,223) (788,720) (268,960) (677,256)
Advisor Class ................... (636,045) (2,630,546) (8,407,414) (27,632,187)
Total distributions to shareholders ..... (4,093,531) (15,532,274) (28,249,404) (77,286,011)
Capital share transactions: (Note 2 )
Class A ........................ (19,885,816) 70,494,497 (36,224,673) (233,315,055)
Class A1 ....................... (4,849,919) (7,859,324) — —
Class C ........................ (16,696,790) (12,754,011) (27,263,944) (109,798,686)
Class R6 ....................... 5,436,173 1,855,199 6,232,401 (7,604,281)
Advisor Class ................... (5,707,650) (3,762,005) (64,330,322) (416,487,193)
Total capital share transactions ....... (41,704,002) 47,974,356 (121,586,538) (767,205,215)
Net increase (decrease) in net
assets ..................... (42,709,104) 41,639,887 (71,667,975) (958,546,607)
Net assets:
Beginning of period ................ 742,123,843 700,483,956 1,263,780,106 2,222,326,713
End of period ..................... $699,414,739 $742,123,843 $1,192,112,131 $1,263,780,106

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
116
Franklin Low Duration Total Return Fund Franklin Total Return Fund
a
Six Months Ended
April 30, 2021
(unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021
(unaudited)
Year Ended
October 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $15,421,832 $81,129,500 $43,569,819 $133,781,601
Net realized gain (loss) ............ 21,525,667 (38,737,091) 21,633,091 49,502,352
Net change in unrealized appreciation
(depreciation) ................. 30,162,903 (8,389,225) (40,021,167) 22,324,451
Net increase (decrease) in net
assets resulting from operations . 67,110,402 34,003,184 25,181,743 205,608,404
Distributions to shareholders:
Class A ........................ (30,673,607) (48,969,878) (69,017,862) (112,806,584)
Class C ........................ (1,765,296) (3,380,036) (2,987,777) (6,432,576)
Class R ........................ (2,009) (2,772) (266,098) (545,953)
Class R6 ....................... (9,340,463) (32,873,199) (10,348,529) (17,343,719)
Advisor Class ................... (4,209,124) (7,090,816) (4,743,900) (22,371,427)
Total distributions to shareholders ..... (45,990,499) (92,316,701) (87,364,166) (159,500,259)
Capital share transactions: (Note 2 )
Class A ........................ 87,823,807 168,718,534 176,108,282 569,003,350
Class C ........................ (1,555,397) (15,065,931) (19,692,745) (30,617,403)
Class R ........................ 85,892 74,287 (2,330,034) (4,067,761)
Class R6 ....................... (117,650,131) (418,721,668) 41,493,032 59,823,951
Advisor Class ................... 20,882,108 (21,237,380) (42,398,946) (568,354,934)
Total capital share transactions ....... (10,413,721) (286,232,158) 153,179,589 25,787,203
Net increase (decrease) in net
assets ..................... 10,706,182 (344,545,675) 90,997,166 71,895,348
Net assets:
Beginning of period ................ 2,679,490,223 3,024,035,898 5,097,618,504 5,025,723,156
End of period ..................... $2,690,196,405 $2,679,490,223 $5,188,615,670 $5,097,618,504
a
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021. See Note 1(g ).

Franklin Investors Securities Trust

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Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of seven
separate funds, four of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The classes of shares offered within each of
the Funds are indicated below. Class C shares automatically
convert to Class A shares after they have been held for 10
years. Each class of shares may differ by its initial sales
load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Adjustable U.S. Government Securities Fund
Class A, Class C, Class R6 & Advisor Class
Franklin Floating Rate Daily Access Fund
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Low Duration Total Return Fund
Franklin Total Return Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential
for these differences, an independent pricing service may
be used to adjust the value of the Funds' securities to the
latest indications of fair value at 4 p.m. Eastern time. At
April 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end,
as indicated in the Statements of Investments, had been
entered into on April 30, 2021.
d. Securities Purchased on a Delayed Delivery and
TBA Basis
Certain or all Funds purchase securities on a delayed
delivery and to-be-announced (TBA) basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the
securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these
securities and collateral has been pledged and/or received
for open TBA trades.
e. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce
their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment by
the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Funds' investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is
an agreement between the Fund and a counterparty to buy
or sell a foreign currency at a specific exchange rate on a
future date.
Certain or all Funds entered into credit default swap
contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the
Fund and a counterparty whereby the buyer of the contract
receives credit protection and the seller of the contract
guarantees the credit worthiness of a referenced debt
obligation. These agreements may be privately negotiated in
the over-the-counter market (OTC credit default swaps) or
may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may be a
single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap
contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional
amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount.
For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable in the Statements of Assets and Liabilities.
Over the term of the contract, the buyer pays the seller
a periodic stream of payments, provided that no event of
default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statements of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statements of Operations.
Certain or all Funds entered into OTC cross currency
swap contracts primarily to manage and/or gain exposure
to certain foreign currencies. A cross currency swap is
an agreement between the Fund and a counterparty to
exchange cash flows (determined using either a fixed or
floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined
based on the spot exchange rates at the opening of the
contract. Cross currency swaps may require the exchange
of notional amounts at the opening and/or closing of the
contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily
and recorded as unrealized depreciation and appreciation
until the payments are made, at which time they are
realized. Upfront payments and receipts are reflected in
the Statements of Assets and Liabilities and represent
compensating factors between stated terms of the cross
currency swap contract and prevailing market conditions
(interest rate spreads and other relevant factors). These
upfront payments and receipts are amortized over the term
of the contract as a realized gain or loss in the Statements of
Operations.
Certain or all Funds entered into inflation index swap
contracts primarily to manage and/or gain exposure to
interest rate risk. An inflation index swap is an agreement
between the Fund and a counterparty to exchange cash
flows whereby one party makes payments based on the
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
percentage change in an index that serves as a measure
of inflation and the other party makes a regular payment
based on a compounded fixed rate, applied to a notional
amount. These agreements may be privately negotiated
in the over-the-counter market (OTC inflation index swap)
or may be executed on a registered exchange (centrally
cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of
the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized
depreciation and appreciation until the payments are made,
at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon
maturity.
Certain or all Funds entered into OTC total return swap
contracts primarily to manage and/or gain exposure to credit and other market risk of an underlying instrument such as
a stock, bond, index or basket of securities or indices. A
total return swap is an agreement between the Fund and a
counterparty to exchange a return linked to an underlying
instrument for a floating or fixed rate payment, both based
upon a notional amount. Over the term of the contract,
contractually required payments to be paid or received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are recognized as realized gain or loss.
Certain or all Funds purchased or wrote exchange traded
and/or OTC option contracts primarily to manage and/or gain
exposure to interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
Certain or all Funds invest in value recovery instruments
(VRI) primarily to gain exposure to economic growth.
Periodic payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Statements of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
See Note 11 regarding other derivative information.
f. Securities Lending
Certain or all Funds participate in a agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. These securities
received as collateral are held in segregated accounts with
the Funds’ custodian. The Fund cannot repledge or resell
these securities received as collateral. As such, the non-
cash collateral is excluded from the Statements of Assets
and Liabilities. The Fund may receive income from the
investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statements of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Investments in FT Holdings Corporation I (FT
Subsidiary)
Prior to April 27, 2021, the Franklin Total Return Fund
invested in FT Subsidiary. FT Subsidiary is a Delaware
Corporation, was a wholly-owned subsidiary of the Fund,
and was able to invest in certain financial instruments
consistent with the investment objective of the Fund. In
December 2020, FT Subsidiary’s sole investment, Turtle Bay
Resort, liquidated and paid a final distribution. FT Subsidiary, which is a tax paying entity, recognized a realized loss on
its Turtle Bay investment. An estimated deferred tax asset
based on such realized loss was recorded. The estimated
benefit was calculated using the federal rates applicable at the time the tax was paid. The losses will be carried-back
to offset prior year gains, resulting in a tax refund which will relieve the estimated deferred tax asset once the final tax
filings are completed.
On April 27, 2021, the Fund redeemed out of FT Subsidiary.
FT Subsidiary ceased operations and simultaneously
transferred its assets, including the deferred tax asset, and liabilities to the Fund.
The results of operations of the FT Subsidiary through April
27, 2021 have been consolidated into the Consolidated
Statement of Operations, Consolidated Statements
of Changes in Net Assets and Consolidated Financial
Highlights.
h. Mortgage Dollar Rolls
Certain or all Funds enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements
between the Fund and a financial institution where the Fund
sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
i. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by
a designated U.S. bank or the London InterBank Offered
Rate (LIBOR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
j. Marketplace Lending
Certain or all Funds invest in loans obtained through
marketplace lending. Marketplace lending, sometimes
referred to as peer-to-peer lending, is a method of financing in which a platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional
forms of debt financing. Prospective borrowers are required
to provide certain financial information to the platform,
including, but not limited to, the intended purpose of the
loan, income, employment information, credit score, debt-
to-income ratio, credit history (including defaults and
delinquencies) and home ownership status. Based on this
and other information, the platform assigns its own credit
rating to the borrower and sets the interest rate for the
requested loan. The platform then posts the borrowing
requests online, giving investors the opportunity to purchase the loans based on factors such as the interest rates and
expected yields of the loans, the borrower background data,
and the credit rating assigned by the platform.
When the Funds invest in these loans, they usually purchase
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the
Funds, less any servicing fees assessed. The servicer is
typically responsible for taking actions against a borrower
in the event of a default on the loan. Servicing fees, along with other administration fees, are included in marketplace
lending fees in the Statements of Operations. The Funds,
as investors in a loan, would be entitled to receive payment
1. Organization and Significant Accounting Policies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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only from the borrower and would not be able to recover
any deficiency from the platform, except under very narrow
circumstances. The loans in which the Funds may invest are
unsecured.
k. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
l. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income/separately on
the Statements of Operations. Facility fees are recognized
as income over the expected term of the loan. Dividend
income and realized gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Funds. Dividends from net investment income are
normally declared daily; these dividends may be reinvested
or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
m. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
1. Organization and Significant Accounting Policies
(continued)
j. Marketplace Lending
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
n. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Adjustable U.S.
Government Securities Fund
Franklin Floating Rate Daily
Access Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2021
Shares sold
a
................................... 9,378,885 $74,538,575 9,287,758 $70,451,349
Shares issued in reinvestment of distributions .......... 297,211 2,361,865 2,000,861 15,123,399
Shares redeemed ............................... (12,183,890) (96,786,256) (16,110,935) (121,799,421)
Net increase (decrease) .......................... (2,507,794) $(19,885,816) (4,822,316) $(36,224,673)
Year ended October 31, 2020
Shares sold
a
................................... 29,319,870 $233,754,345 14,261,908 $109,784,278
Shares issued in reinvestment of distributions .......... 1,060,012 8,448,342 4,774,925 36,575,361
Shares redeemed ............................... (21,555,825) (171,708,190) (49,816,612) (379,674,694)
Net increase (decrease) .......................... 8,824,057 $70,494,497 (30,779,779) $(233,315,055)
Class A1
Class A1 Shares:
Six Months ended April 30, 2021
Shares sold ................................... 322,254 $2,560,122 — $—
Shares issued in reinvestment of distributions .......... 56,573 449,372 — —
Shares redeemed ............................... (989,222) (7,859,413) — —
Net increase (decrease) .......................... (610,395) $(4,849,919) — $—
Year ended October 31, 2020
Shares sold ................................... 630,558 $5,032,029 — $—
Shares issued in reinvestment of distributions .......... 219,982 1,753,217 — —
Shares redeemed ............................... (1,836,277) (14,644,570) — —
Net increase (decrease) .......................... (985,737) $(7,859,324) — $—
Class C
1. Organization and Significant Accounting Policies
(continued)
m. Accounting Estimates
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Adjustable U.S.
Government Securities Fund
Franklin Floating Rate Daily
Access Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended April 30, 2021
Shares sold ................................... 846,805 $6,724,279 1,009,175 $7,674,208
Shares issued in reinvestment of distributions .......... 28,040 222,643 403,400 3,050,307
Shares redeemed
a
.............................. (2,977,595) (23,643,712) (5,024,863) (37,988,459)
Net increase (decrease) .......................... (2,102,750) $(16,696,790) (3,612,288) $(27,263,944)
Year ended October 31, 2020
Shares sold ................................... 6,685,112 $53,248,452 1,855,251 $14,370,413
Shares issued in reinvestment of distributions .......... 161,318 1,284,855 1,147,597 8,815,655
Shares redeemed
a
.............................. (8,452,569) (67,287,318) (17,431,322) (132,984,754)
Net increase (decrease) .......................... (1,606,139) $(12,754,011) (14,428,474) $(109,798,686)
Class R6
Class R6 Shares:
Six Months ended April 30, 2021
Shares sold ................................... 1,500,007 $11,935,537 1,234,502 $9,416,700
Shares issued in reinvestment of distributions .......... 32,094 255,464 33,765 256,090
Shares redeemed ............................... (848,459) (6,754,828) (452,814) (3,440,389)
Net increase (decrease) .......................... 683,642 $5,436,173 815,453 $6,232,401
Year ended October 31, 2020
Shares sold ................................... 1,651,869 $13,195,653 379,211 $2,925,166
Shares issued in reinvestment of distributions .......... 98,718 788,182 79,724 613,123
Shares redeemed ............................... (1,519,520) (12,128,636) (1,450,536) (11,142,570)
Net increase (decrease) .......................... 231,067 $1,855,199 (991,601) $(7,604,281)
Advisor Class
Advisor Class Shares:
Six Months ended April 30, 2021
Shares sold ................................... 2,536,557 $20,183,764 11,287,498 $85,638,795
Shares issued in reinvestment of distributions .......... 73,524 584,741 694,699 5,249,907
Shares redeemed ............................... (3,328,431) (26,476,155) (20,494,537) (155,219,024)
Net increase (decrease) .......................... (718,350) $(5,707,650) (8,512,340) $(64,330,322)
Year ended October 31, 2020
Shares sold ................................... 15,132,077 $120,880,680 19,953,277 $151,517,101
Shares issued in reinvestment of distributions .......... 298,147 2,378,608 2,394,865 18,413,377
Shares redeemed ............................... (15,921,572) (127,021,293) (75,991,098) (586,417,671)
Net increase (decrease) .......................... (491,348) $(3,762,005) (53,642,956) $(416,487,193)
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Low Duration Total
Return Fund Franklin Total Return Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2021
Shares sold
a
................................... 37,532,347 $361,134,964 50,993,538 $515,069,620
Shares issued in reinvestment of distributions .......... 2,949,889 28,394,889 6,216,585 62,842,740
Shares redeemed ............................... (31,353,631) (301,706,046) (39,919,728) (401,804,078)
Net increase (decrease) .......................... 9,128,605 $87,823,807 17,290,395 $176,108,282
Year ended October 31, 2020
Shares sold
a
................................... 74,248,622 $702,878,333 107,109,340 $1,064,630,931
Shares issued in reinvestment of distributions .......... 4,752,298 44,996,700 10,315,985 102,130,026
Shares issued on reorganization .................... 186,443 1,803,150 10,674,554 105,907,423
Shares redeemed ............................... (61,905,583) (580,959,649) (71,745,647) (703,665,030)
Net increase (decrease) .......................... 17,281,780 $168,718,534 56,354,232 $569,003,350
Class C
Class C Shares:
Six Months ended April 30, 2021
Shares sold ................................... 2,322,852 $22,249,290 2,871,988 $28,864,407
Shares issued in reinvestment of distributions .......... 178,825 1,713,416 294,521 2,957,201
Shares redeemed
a
.............................. (2,663,450) (25,518,103) (5,149,900) (51,514,353)
Net increase (decrease) .......................... (161,773) $(1,555,397) (1,983,391) $(19,692,745)
Year ended October 31, 2020
Shares sold ................................... 6,965,271 $65,452,033 7,126,989 $69,953,158
Shares issued in reinvestment of distributions .......... 321,028 3,026,044 624,127 6,125,237
Shares issued on reorganization .................... 38,777 373,470 1,574,396 15,495,570
Shares redeemed
a
.............................. (9,007,037) (83,917,478) (12,412,817) (122,191,368)
Net increase (decrease) .......................... (1,681,961) $(15,065,931) (3,087,305) $(30,617,403)
Class R
Class R Shares:
Six Months ended April 30, 2021
Shares sold ................................... 8,876 $85,519 216,750 $2,182,867
Shares issued in reinvestment of distributions .......... 209 2,009 26,277 264,799
Shares redeemed ............................... (170) (1,636) (479,852) (4,777,700)
Net increase (decrease) .......................... 8,915 $85,892 (236,825) $(2,330,034)
Year ended October 31, 2020
Shares sold ................................... 8,591 $77,725 443,366 $4,387,783
Shares issued in reinvestment of distributions .......... 282 2,666 53,260 524,757
Shares issued on reorganization .................... 8,625 83,506 — —
Shares redeemed ............................... (9,450) (89,610) (917,555) (8,980,301)
Net increase (decrease) .......................... 8,048 $74,287 (420,929) $(4,067,761)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Low Duration Total
Return Fund Franklin Total Return Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended April 30, 2021
Shares sold ................................... 8,797,080 $85,194,082 9,113,782 $92,413,563
Shares issued in reinvestment of distributions .......... 965,117 9,354,040 938,205 9,547,902
Shares redeemed ............................... (21,872,539) (212,198,253) (5,978,513) (60,468,433)
Net increase (decrease) .......................... (12,110,342) $(117,650,131) 4,073,474 $41,493,032
Year ended October 31, 2020
Shares sold ................................... 16,043,261 $150,613,959 16,602,479 $165,691,686
Shares issued in reinvestment of distributions .......... 2,409,232 22,969,432 1,578,248 15,737,331
Shares issued on reorganization .................... 41,091,087 399,882,794 387,849 3,874,914
Shares redeemed ............................... (105,259,843) (992,187,853) (12,681,525) (125,479,980)
Net increase (decrease) .......................... (45,716,263) $(418,721,668) 5,887,051 $59,823,951
Advisor Class
Advisor Class Shares:
Six Months ended April 30, 2021
Shares sold ................................... 7,872,510 $76,173,440 4,524,834 $46,068,134
Shares issued in reinvestment of distributions .......... 401,714 3,888,906 424,742 4,320,191
Shares redeemed ............................... (6,113,209) (59,180,238) (9,137,684) (92,787,271)
Net increase (decrease) .......................... 2,161,015 $20,882,108 (4,188,108) $(42,398,946)
Year ended October 31, 2020
Shares sold ................................... 13,568,900 $128,810,324 18,484,714 $184,926,398
Shares issued in reinvestment of distributions .......... 655,249 6,243,259 2,114,517 20,943,629
Shares issued on reorganization .................... 41,394 402,833 878,914 8,772,333
Shares redeemed ............................... (16,601,709) (156,693,796) (78,998,259) (782,997,294)
Net increase (decrease) .......................... (2,336,166) $(21,237,380) (57,520,114) $(568,354,934)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
Franklin Adjustable U.S. Government Securities Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Franklin Floating Rate Daily Access Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Franklin Low Duration Total Return Fund and Franklin Total Return Fund pay an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:
For the period ended April 30, 2021, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Annualized Fee Rate Net Assets
0.500% Up to and including $5 billion
0.440% Over $5 billion, up to and including $10 billion
0.410% Over $10 billion, up to and including $15 billion
0.380% In excess of $15 billion
Annualized Fee Rate Net Assets
0.650% Up to and including $500 million
0.550% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $1.5 billion
0.450% Over $1.5 billion, up to and including $6.5 billion
0.425% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
3. Transactions with Affiliates
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Fund’s average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the
Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Gross effective investment management fee rate ........ 0.500% 0.583% 0.496%
Franklin Total
Return Fund
Gross effective investment management fee rate ........ 0.466%
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% —% —% —%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Class R ............................... —% —% 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended April 30, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended April 30, 2021, investments in affiliated management investment companies were as follows:
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $4,517 $7,931 $27,699 $140,189
CDSC retained ........................... $20,893 $13,173 $45,697 $50,485
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Transfer agent fees ........................ $245,584 $368,779 $514,784 $1,027,358
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Adjustable U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $37,053,731 $1,642,463 $(3,721,003) $— $— $34,975,191 34,975,191 $591
Total Affiliated Securities .... $37,053,731 $1,642,463 $(3,721,003) $— $— $34,975,191 $591
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $37,437,554 $— $(4,000,005) $(1,176,106) $3,668,240 $35,929,683 4,630,114 $904,285
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 69,832,875 93,178,663 (103,498,574) — — 59,512,964 59,512,964 976
Total Affiliated Securities .... $107,270,429 $93,178,663 $(107,498,579) $(1,176,106) $3,668,240 $95,442,647 $905,261
Franklin Low Duration Total Return Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $17,370,266 $82,491,968 $— $— $(5,430,216) $94,432,018 12,169,074 $733,032
Franklin Liberty High Yield
Corporate ETF ............ — 6,912,430 — — (63,836) 6,848,594 259,500 125,329
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 197,465,127 239,450,780 (329,985,259) — — 106,930,648 106,930,648 1,745
Total Non-Controlled Affiliates $214,835,393 $328,855,178 $(329,985,259) $ — $ (5,494,052) $208,211,260 $ 860,106
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $5,226,000 $(5,133,000) $ — $ — $93,000 93,000 $6
Total Affiliated Securities .... $214,835,393 $334,081,178 $(335,118,259) $— $(5,494,052) $208,304,260 $860,112
Franklin Total Return Fund
Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $11,263,485 $177,153,326 $— $ — $ (1,274,837) $ 187,141,974 24,116,234 $ 979,825
Franklin Liberty High Yield
Corporate ETF ............ 147,928,671 — — — 5,933,774 153,862,445 5,830,000 3,728,781
Franklin Liberty Investment Grade
Corporate ETF ............ 487,160,950 — — — (15,584,750) 471,576,200 18,335,000 6,872,655
a
Total Controlled Affiliates .... $646,353,106 $177,153,326 $— $ — $ (10,925,813) $812,580,619 $ 11,581,261
Non-Controlled Affiliates
Dividends
Franklin Liberty Senior Loan ETF $21,950,830 $20,560,443 $— $— $888,979 $43,400,252 1,737,400 $419,265
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
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g. Waiver and Expense Reimbursements
Effective March 1, 2021, Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin Adjustable U.S. Government
Securities Fund so that the operating expenses (excluding distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class
A, Class A1, Class C, and Advisor Class of the Fund do not exceed 0.65% and for Class R6 do not exceed 0.53% based on the average net assets of each class until February 28, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Prior to March 1, 2021, for Franklin Adjustable U.S. Government Securities, Investor Services had contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees did not exceed 0.03% based on the average net assets of the class.
For Franklin Floating Rate Daily Access Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until February 28,
2022.
Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin Low Duration Total Return Fund so that the operating expenses (excluding distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R, and
Advisor Class of the Fund does not exceed 0.44% and for Class R6 do not exceed 0.30% based on the average net assets of each class until February 28, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Effective March 1, 2021, Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin Total Return Fund so that the operating expenses (excluding distribution fees and acquired fund fees and expenses and certain non-routine expenses or aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Total Return Fund (continued)
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 226,741,557 580,517,680 (759,019,969) — — 48,239,268 48,239,268 1,214
Total Non-Controlled Affiliates $248,692,387 $601,078,123 $(759,019,969) $ — $ 888,979 $91,639,520 $ 420,479
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $22,567,000 $(16,810,000) $ — $ — $5,757,000 5,757,000 $27
Total Affiliated Securities .... $895,045,493 $800,798,449 $(775,829,969) $— $(10,036,834) $909,977,139 $12,001,767
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R, and Advisor Class of the Fund do not exceed 0.58% and for Class R6 do not exceed 0.47% based on the average net assets of each class until February 28, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Prior to March 1, 2021, expenses (excluding certain fees and expenses as previously disclosed) for Franklin Total Return Fund for Class A, Class C, Class R, and Advisor were limited to 0.60% and expenses for Class R6 were limited to 0.48% based on the average net assets of each class.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended April 30, 2021 the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2020, the capital loss carryforwards were as follows:
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, pass-through entity income, paydown losses, defaulted bonds, wash sales, bond discounts and premiums and swaps.
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 22,295,670 $ 31,872,530 $ 63,375,277 $ 19,991,441
Long term ............................. 111,328,300 348,944,293 109,112,463 93,869,817
Total capital loss carryforwards ............ $133,623,970 $380,816,823 $172,487,740 $113,861,258
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
a a a a a
Cost of investments ....................... $694,733,175 $1,373,448,632 $2,742,543,503 $5,649,323,809
Unrealized appreciation ..................... $5,258,924 $26,838,497 $52,993,939 $144,197,091
Unrealized depreciation ..................... (3,549,086) (127,197,218) (64,970,410) (131,729,908)
Net unrealized appreciation (depreciation) ....... $1,709,838 $(100,358,721) $(11,976,471) $12,467,183
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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6. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended April 30,
2021, were as follows:
At April 30, 2021, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
7. Credit Risk and Defaulted Securities
At April 30, 2021, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund and Franklin Total
Return Fund had 82.0%, 10.4% and 9.0%, respectively, of their portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of Investments. At April 30,
2021, the aggregate value of these securities was as follows:
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
a
Franklin Total
Return Fund
b
Purchases .............................. $216,813,536 $428,677,865 $1,118,399,457 $5,693,286,341
Sales .................................. $242,025,905 $501,980,304 $1,228,357,237 $5,653,668,289
a
Purchases and sales of investments excludes in-kind transactions of $75,206,407. See Note 13.
b
Purchases and sales of investments excludes in-kind transactions of $115,539,642. See Note 13.
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Securities lending transactions:
Equity investments ........................ $116,435 $7,196,868
Value
Percentage of
Net Assets
Franklin Floating Rate Daily Access Fund ......................................... $ 44,520,614 3.7%
Franklin Total Return Fund .................................................... 71,750 —%
†
†
Rounds to less than 0.1% of net assets.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At April 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the
Statements of Investments.
At April 30, 2021, unfunded commitments were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Daily Access Fund
1,219,956
a
Appvion Operations, Inc. ...................... 6/14/18 - 4/12/19 $ 12,791,766 $ 26,667,280
Total Restricted Securities (Value is 2.24% of Net Assets) ............. $12,791,766 $26,667,280
Shares Issuer
Acquisition
Date Cost Value
Franklin Low Duration Total Return Fund
12,326,925 K2016470219 South Africa Ltd., A ............... 4/15/13 - 2/01/17 $ 92,077 $ —
1,226,701 K2016470219 South Africa Ltd., B ............... 2/01/17 911 —
Total Restricted Securities (Value is —% of Net Assets) .............. $92,988 $—
Shares Issuer
Acquisition
Date Cost Value
Franklin Total Return Fund
28,762,824 K2016470219 South Africa Ltd., A ............... 4/15/13 - 2/01/17 $ 221,469 $ —
2,862,311 K2016470219 South Africa Ltd., B ............... 2/01/17 2,125 —
Total Restricted Securities (Value is —% of Net Assets) .............. $223,594 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $10,085,013 as of April 30, 2021.
Borrower Unfunded Commitment
Franklin Floating Rate Daily Access Fund
Fieldwood Energy LLC $6,781,487
National Mentor Holdings 1,014,455
Peraton Corp 5,304,874
$13,100,816

Franklin Investors Securities Trust
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11. Other Derivative Information
At April 30, 2021, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement s of
Assets and Liabilities
Location Fair Value
Statement s of
Assets and Liabilities
Location Fair Value
Franklin Low Duration Total Return Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 3,031,618
a
Variation margin on futures
contracts
$ 577,773
a
Variation margin on centrally
cleared swap contracts
2,338,00 8
b
Variation margin on centrally
cleared swap contracts
—
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
472,095 Unrealized depreciation on OTC
forward exchange contracts
1,985,388
Unrealized appreciation on OTC
swap contracts
126,984 Unrealized depreciation on OTC
swap contracts
6,475,71 4
Credit contracts ............
Variation margin on centrally
cleared swap contracts
52,24 7
b
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
163,490 OTC swap contracts (upfront
receipts)
2,091,35 6
Unrealized appreciation on OTC
swap contracts
739,207 Unrealized depreciation on OTC
swap contracts
763,85 7
Total .................... $6,923,649 $11,894,088
Franklin Total Return Fund
Interest rate contracts .......
Investments in securities, at value 3,406,469
c
Options written, at value 1,322,944
Variation margin on futures
contracts
3,257,256
a
Variation margin on futures
contracts
5,254,881
a
Variation margin on centrally
cleared swap contracts
4,462,988
b
Variation margin on centrally
cleared swap contracts
—
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
1,249,431 Unrealized depreciation on OTC
forward exchange contracts
7,308,370
Unrealized appreciation on OTC
swap contracts
— Unrealized depreciation on OTC
swap contracts
12,630,316
Credit contracts ............
OTC swap contracts (upfront
payments)
188,972 OTC swap contracts (upfront
receipts)
7,236,22 8
Unrealized appreciation on OTC
swap contracts
3,239,11 2 Unrealized depreciation on OTC
swap contracts
1,331,05 6
Value recovery instruments ...
Investments in securities, at value 501,684
d
Investments in securities, at value —
Total .................... $16,305,912 $35,083,795
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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For the period ended April 30, 2021, the effect of derivative contracts in the Statements of Operations was as follows:
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
c
Purchased option contracts are included in investments in securities, at value in the Statements of Assets and Liabilities.
d
VRI are included in investments in securities, at value in the Statements of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statements of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statements of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Franklin Low Duration Total Return Fund
Interest rate contracts .......
Futures contracts $8,254,286 Futures contracts $581,264
Swap contracts (72,022) Swap contracts 3,450,906
Foreign exchange contracts ..
Swap contracts (1,573,545) Swap contracts (2,144,663)
Forward exchange contracts (1,533,545) Forward exchange contracts (1,258,180)
Credit contracts ............
Swap contracts 1,121,395 Swap contracts 5,476,793
Total .................... $6,196,569 $6,106,120
Franklin Total Return Fund
Interest rate contracts .......
Investments 8,276,601
a
Investments (2,996,384)
a
Written options — Written options 674,089
Futures contracts (24,589,889) Futures contracts 3,730,751
Swap contracts 868,550 Swap contracts 5,988,135
Foreign exchange contracts ..
Swap contracts (490,851) Swap contracts (4,536,538)
Forward exchange contracts (4,555,528) Forward exchange contracts (5,838,867)
Credit contracts ............
Swap contracts 1,370,509 Swap contracts 10,551,799
Value recovery instruments Investments — Investments $89,574
b
Total .................... $(19,120,608) $7,662,559
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
b
VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statements of Operations.
.
11. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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For the period ended April 30, 2021, the average month end notional amount of futures contracts, options and swap contracts, and the average month end contract value for forward exchange contracts, and average month end fair value of VRI, were as follows:
At April 30, 2021, the Funds' OTC derivative assets and liabilities are as follows:
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Futures contracts ......................... $1,197,453,869 $1,563,796,908
Swap Contracts .......................... 298,335,702 427,192,983
Forward exchange contracts ................. 112,489,821 425,309,287
Options ................................. — 368,457,143
VRI .................................... — 489,108
Gross Amounts of
Assets and Liabilities Presented
in the Statement s of Assets and Liabilities
Assets
a
Liabilities
a
Derivatives
Franklin Low Duration Total Return Fund
Forward exchange contracts ............................. $ 472,095 $ 1,985,388
Swap contracts ....................................... 1,029,681 9,330,92 7
Total ............................................. $1,501,776 $11,316,315
Franklin Total Return Fund
Forward exchange contracts ............................. 1,249,431 7,308,370
Options purchased ..................................... 3,406,469 —
Options written ........................................ — 1,322,944
Swap contracts ....................................... 3,428,08 4 21,197,600
Total ............................................. $8,083,984 $29,828,914
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
11. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
At April 30, 2021, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statements of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statements of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
a
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
BOFA .................... $12,395 $(4,579) $— $— $7,816
BZWS ................... 152,167 (99,781) — — 52,386
CITI ..................... 588,021 (588,021) — — —
DBAB ................... 72,540 — (72,540) — —
FBCO ................... 46,562 (46,562) — — —
GSCO ................... 9,611 (9,611) — — —
JPHQ ................... 600,899 (600,899) — — —
MSCO ................... 19,581 (19,581) — — —
Total ................... $1,501,776 $(1,369,034) $ (72,540) $— $60,202
Franklin Total Return Fund
Counterparty
BOFA .................... 24,170 (8,929) — — 15,241
BZWS ................... 741,811 (215,550) (526,261) — —
CITI ..................... 4,251,153 (4,251,153) — — —
DBAB ................... 986,823 (85,398) (901,425) — —
FBCO ................... 226,449 (7,840) — (140,000) 78,609
GSCO ................... 49,975 (49,975) — — —
JPHQ ................... 1,708,217 (1,708,217) — — —
MSCO ................... 95,386 (47,537) — — 47,849
Total ................... $8,083,984 $(6,374,599) (1,427,68 6 ) $(140,000) $141,699
2
11. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At April 30, 2021, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 151.
Amounts Not Offset in the
Statements of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statements of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
BOFA .................... $4,579 $(4,579) $— $— $—
BZWS ................... 99,781 (99,781) — — —
CITI ..................... 8,811,405 (588,021) — (8,223,384) —
DBAB ................... — — — — —
FBCO ................... 99,661 (46,562) — (53,099) —
GSCO ................... 10,684 (9,611) — — 1,073
JPHQ ................... 2,269,014 (600,899) — (1,550,000) 118,115
MSCO ................... 21,191 (19,581) — (1,610) —
Total ................... $11,316,315 $(1,369,034) $— $(9,828,093) $119,188
Franklin Total Return Fund
Counterparty
BOFA .................... 8,929 (8,929) — — —
BZWS ................... 215,550 (215,550) — — —
CITI ..................... 20,823,256 (4,251,153) — (16,572,103) —
DBAB ................... 85,398 (85,398) — — —
FBCO ................... 7,840 (7,840) — — —
GSCO ................... 55,555 (49,975) — — 5,580
JPHQ ................... 8,584,849 (1,708,217) — (6,130,000) 746,632
MSCO ................... 47,537 (47,537) — — —
Total ................... $29,828,914 $(6,374,599) $— $(22,702,103) $752,212
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
b
At April 30, 2021, the Fund received U.S. Treasury Bonds and Notes as collateral for derivatives.
11. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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12. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended April 30, 2021, investments in “affiliated companies” were as follows:
13. Transfer In-Kind
On March 5, 2021, the Franklin Low Duration Total Return Fund and Franklin Total Return Fund completed a non-taxable exchange of securities with a value of $75,206,407 and $115,539,642, respectively, (which included $7,285,561 and
$3,613,684, respectively, of net unrealized depreciation) for 9,779,767 and 15,024,661 shares, respectively (each then valued at $7.69 per share) of Franklin Floating Rate Income Fund, an affiliated entity. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Funds or their shareholders.
14. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc. $ 18,106,975 $ — $ — $ — $ 8,560,305 $ 26,667,280 1,219,956 $ —
Remington Outdoor Co.,
Inc. ............ — — — (73,081,001) 73,081,001 —
a
— —
Remington Outdoor Co.,
Inc., Litigation Units . — — — — — —
b
— —
Interest
Appvion Operations,
Inc., Term Loan, 7%,
(3-month USD LIBOR +
6%), 6/12/26 ...... 28,599,539 — (18,992,147) 39,424 438,197 10,085,013 10,110,289 793,923
c
Total Affiliated Securities
(Value is 3.1% of Net
Assets) .......... $46,706,514 $— $(18,992,147) (73,041,577) 82,079,503 $36,752,293 $793,923
a
As of April 30, 2021, no longer held by the fund.
b
As of April 30, 2021, no longer an affiliate.
c
Includes non-cash dividend/interest received.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended April 30, 2021, the Funds did not use the Global Credit Facility.
15. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2021, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Adjustable U.S. Government Securities Fund
Assets:
Investments in Securities:
a
Commercial Mortgage-Backed Securities ...... $ — $ 60,277,587 $ — $ 60,277,587
Mortgage-Backed Securities ................ — 581,453,008 — 581,453,008
Short Term Investments ................... 34,975,191 19,737,227 — 54,712,418
Total Investments in Securities ........... $34,975,191 $661,467,822 $— $696,443,013
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. — 767,499 — 767,499
Machinery ............................ — 10,355,597 — 10,355,597
Paper & Forest Products ................. — — 26,667,280 26,667,280
Road & Rail .......................... — — —
b
—
Management Investment Companies ......... 42,140,898 — — 42,140,898
Preferred Stocks ........................ — 1,959,844 — 1,959,844
Warrants .............................. — — 709 709
Corporate Bonds :
Airlines .............................. — 13,143,650 — 13,143,650
Chemicals ........................... — 3,895,125 — 3,895,125
Construction Materials .................. — 4,221,832 — 4,221,832
Hotels, Restaurants & Leisure ............. — 530,813 — 530,813
Independent Power and Renewable Electricity
Producers .......................... — 1,568,347 — 1,568,347
Media ............................... — 10,314,031 — 10,314,031
Oil, Gas & Consumable Fuels ............. — 2,505,360 — 2,505,360
Road & Rail .......................... — — 19,473,939 19,473,939
14. Credit Facility
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Daily Access Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Wireless Telecommunication Services ....... $ — $ 1,385,312 $ — $ 1,385,312
Senior Floating Rate Interests ............... — 970,289,588 36,640,524 1,006,930,112
Asset-Backed Securities .................. — 9,448,573 — 9,448,573
Escrows and Litigation Trusts ............... — 2,397,350 282,977
b
2,680,327
Short Term Investments ................... 59,512,964 55,587,699 — 115,100,663
Total Investments in Securities ........... $101,653,862 $1,088,370,620 $83,065,429 $1,273,089,911
Other Financial Instruments:
Unfunded Loan Commitments .............. $ — $ 486,354 $ — $ 486,354
Total Other Financial Instruments ......... $— $486,354 $— $486,354
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Multiline Retail ........................ — — —
b
—
Oil, Gas & Consumable Fuels ............. — — 732 732
Paper & Forest Products ................. 21,415 — — 21,415
Specialty Retail ........................ 403,096 — — 403,096
Management Investment Companies ......... 111,137,362 — — 111,137,362
Warrants :
Oil, Gas & Consumable Fuels ............. — — 195 195
Paper & Forest Products ................. 343 — — 343
Corporate Bonds :
Aerospace & Defense ................... — 8,002,756 — 8,002,756
Air Freight & Logistics ................... — 14,273,310 — 14,273,310
Airlines .............................. — 11,062,751 — 11,062,751
Auto Components ...................... — 4,486,339 — 4,486,339
Banks ............................... — 100,940,604 — 100,940,604
Beverages ........................... — 4,393,920 — 4,393,920
Biotechnology ......................... — 8,914,242 — 8,914,242
Capital Markets ........................ — 25,413,504 — 25,413,504
Chemicals ........................... — 14,524,146 — 14,524,146
Communications Equipment .............. — 1,528,125 — 1,528,125
Consumer Finance ..................... — 20,580,358 — 20,580,358
Containers & Packaging ................. — 2,093,025 — 2,093,025
Diversified Financial Services ............. — 7,992,601 — 7,992,601
Diversified Telecommunication Services ..... — 18,064,710 — 18,064,710
Electric Utilities ........................ — 24,628,846 — 24,628,846
Electronic Equipment, Instruments &
Components ........................ — 597,742 — 597,742
Energy Equipment & Services ............. — 9,696,659 — 9,696,659
Entertainment ......................... — 21,979,401 — 21,979,401
Equity Real Estate Investment Trusts (REITs) . — 9,101,912 — 9,101,912
Food & Staples Retailing ................. — 3,225,264 — 3,225,264
Health Care Equipment & Supplies ......... — 341,901 — 341,901
Health Care Providers & Services .......... — 5,364,851 — 5,364,851
Hotels, Restaurants & Leisure ............. — 16,504,815 — 16,504,815
Independent Power and Renewable Electricity
Producers .......................... — 2,737,713 — 2,737,713
Industrial Conglomerates ................ — 5,722,632 — 5,722,632
Interactive Media & Services .............. — 19,677,669 — 19,677,669
Internet & Direct Marketing Retail .......... — 15,735,676 — 15,735,676
IT Services ........................... — 5,375,599 — 5,375,599
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Machinery ............................ $ — $ 1,301,250 $ — $ 1,301,250
Media ............................... — 11,221,903 — 11,221,903
Metals & Mining ....................... — 2,268,495 — 2,268,495
Multiline Retail ........................ — — —
b
—
Multi-Utilities .......................... — 1,386,294 — 1,386,294
Oil, Gas & Consumable Fuels ............. — 73,027,520 — 73,027,520
Personal Products ..................... — 6,871,588 — 6,871,588
Pharmaceuticals ....................... — 14,804,664 — 14,804,664
Semiconductors & Semiconductor Equipment . — 15,357,118 — 15,357,118
Specialty Retail ........................ — 517,789 — 517,789
Thrifts & Mortgage Finance ............... — 10,673,715 — 10,673,715
Tobacco ............................. — 9,311,184 — 9,311,184
Trading Companies & Distributors .......... — 2,538,115 — 2,538,115
Wireless Telecommunication Services ....... — 4,196,682 — 4,196,682
Senior Floating Rate Interests ............... — 14,491,339 — 14,491,339
Marketplace Loans ...................... — — 28,726,974 28,726,974
Foreign Government and Agency Securities .... — 153,979,886 — 153,979,886
U.S. Government and Agency Securities ....... — 658,556,721 — 658,556,721
Asset-Backed Securities :
Airlines .............................. — 497,703 — 497,703
Commercial Services & Supplies ........... — 23,415,614 — 23,415,614
Consumer Finance ..................... — 22,922,989 — 22,922,989
Diversified Financial Services ............. — 430,057,331 279,148 430,336,479
Thrifts & Mortgage Finance ............... — 781,190 — 781,190
Commercial Mortgage-Backed Securities ...... — 60,957,769 — 60,957,769
Mortgage-Backed Securities ................ — 73,098,431 — 73,098,431
Municipal Bonds ......................... — 86,621,352 — 86,621,352
Residential Mortgage-Backed Securities ...... — 206,643,995 — 206,643,995
Escrows and Litigation Trusts ............... — 11,875 —
b
11,875
Short Term Investments ................... 107,023,648 214,244,603 — 321,268,251
Total Investments in Securities ........... $218,585,864 $2,482,718,186 $29,007,049 $2,730,311,099
Other Financial Instruments:
Forward exchange contracts ............... — 472,095 — 472,095
Futures contracts ........................ 3,031,618 — — 3,031,618
Swap contracts ......................... — 3,256,44 7 — 3,256,44 7
Total Other Financial Instruments ......... $3,031,618 $3,728,542 $— $6,760,160
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 1,985,388 $ — $ 1,985,388
Futures contracts ........................ 577,773 — — 577,773
Swap contracts .......................... — 7,239,572 — 7,239,572
Total Other Financial Instruments ......... $577,773 $9,224,960 $— $9,802,733
Franklin Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. 361,545 — — 361,545
Multiline Retail ........................ — — —
b
—
Oil, Gas & Consumable Fuels ............. — — 3,256 3,256
Paper & Forest Products ................. 107,370 — — 107,370
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Specialty Retail ........................ $ 790,687 $ — $ — $ 790,687
Management Investment Companies ......... 935,056,371 — — 935,056,371
Preferred Stocks ........................ 2,524,020 — — 2,524,020
Warrants :
Oil, Gas & Consumable Fuels ............. — — 456 456
Paper & Forest Products ................. 1,720 — — 1,720
Corporate Bonds :
Aerospace & Defense ................... — 14,207,294 — 14,207,294
Air Freight & Logistics ................... — 16,100,957 — 16,100,957
Airlines .............................. — 40,073,440 — 40,073,440
Auto Components ...................... — 4,358,270 — 4,358,270
Banks ............................... — 113,775,437 — 113,775,437
Beverages ........................... — 26,306,007 — 26,306,007
Biotechnology ......................... — 34,521,256 — 34,521,256
Capital Markets ........................ — 4,005,950 — 4,005,950
Chemicals ........................... — 23,183,111 — 23,183,111
Commercial Services & Supplies ........... — 2,642,262 — 2,642,262
Communications Equipment .............. — 2,975,812 — 2,975,812
Consumer Finance ..................... — 7,361,558 — 7,361,558
Containers & Packaging ................. — 15,977,385 — 15,977,385
Diversified Financial Services ............. — 12,297,118 — 12,297,118
Diversified Telecommunication Services ..... — 10,940,419 — 10,940,419
Electric Utilities ........................ — 79,287,799 — 79,287,799
Electronic Equipment, Instruments &
Components ........................ — 25,226,114 — 25,226,114
Energy Equipment & Services ............. — 3,309,810 — 3,309,810
Entertainment ......................... — 23,619,806 — 23,619,806
Equity Real Estate Investment Trusts (REITs) . — 14,612,378 — 14,612,378
Food & Staples Retailing ................. — 10,787,953 — 10,787,953
Food Products ........................ — 12,404,349 — 12,404,349
Health Care Equipment & Supplies ......... — 7,829,267 — 7,829,267
Health Care Providers & Services .......... — 39,495,410 — 39,495,410
Hotels, Restaurants & Leisure ............. — 45,406,392 — 45,406,392
Household Durables .................... — 24,208,282 — 24,208,282
Independent Power and Renewable Electricity
Producers .......................... — 13,338,779 — 13,338,779
Insurance ............................ — 54,257,285 — 54,257,285
Interactive Media & Services .............. — 14,711,757 — 14,711,757
Internet & Direct Marketing Retail .......... — 23,139,356 — 23,139,356
IT Services ........................... — 13,996,999 — 13,996,999
Machinery ............................ — 8,514,498 — 8,514,498
Media ............................... — 45,351,399 — 45,351,399
Metals & Mining ....................... — 2,603,125 — 2,603,125
Multiline Retail ........................ — 13,293,496 —
b
13,293,496
Multi-Utilities .......................... — 19,774,667 — 19,774,667
Oil, Gas & Consumable Fuels ............. — 115,494,835 — 115,494,835
Paper & Forest Products ................. — 5,125,550 — 5,125,550
Personal Products ..................... — 12,834,782 — 12,834,782
Pharmaceuticals ....................... — 14,286,182 — 14,286,182
Real Estate Management & Development .... — 635,625 — 635,625
Road & Rail .......................... — 23,605,888 — 23,605,888
Semiconductors & Semiconductor Equipment . — 14,234,023 — 14,234,023
Software ............................. — 603,426 — 603,426
Specialty Retail ........................ — 6,655,386 — 6,655,386
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At April 30, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Tobacco ............................. $ — $ 26,993,865 $ — $ 26,993,865
Trading Companies & Distributors .......... — 6,836,531 — 6,836,531
Wireless Telecommunication Services ....... — 50,327,415 — 50,327,415
Senior Floating Rate Interests ............... — 44,631,441 — 44,631,441
Marketplace Loans ...................... — — 15,773,771 15,773,771
Foreign Government and Agency Securities .... — 224,370,116 — 224,370,116
U.S. Government and Agency Securities ....... — 1,208,755,513 — 1,208,755,513
Asset-Backed Securities :
Airlines .............................. — 1,522,972 — 1,522,972
Commercial Services & Supplies ........... — 8,106,403 — 8,106,403
Diversified Financial Services ............. — 621,625,749 687,134 622,312,883
Road & Rail .......................... — 78,466 — 78,466
Commercial Mortgage-Backed Securities :
Diversified Financial Services ............. — 14,821,637 — 14,821,637
Thrifts & Mortgage Finance ............... — 367,331 6,602 373,933
Mortgage-Backed Securities ................ — 789,413,326 — 789,413,326
Municipal Bonds ......................... — 238,076,359 — 238,076,359
Residential Mortgage-Backed Securities ...... — 417,004,723 — 417,004,723
Escrows and Litigation Trusts ............... — 18,750 —
b
18,750
Options purchased ....................... — 3,406,469 — 3,406,469
Short Term Investments ................... 53,996,268 1,439,868 — 55,436,136
Total Investments in Securities ........... $992,837,981 $4,675,167,828 $16,471,219 $5,684,477,028
Other Financial Instruments:
Forward exchange contracts ............... — 1,249,431 — 1,249,431
Futures contracts ........................ 3,257,256 — — 3,257,256
Swap contracts ......................... — 7,702,10 1 — 7,702,10 1
Total Other Financial Instruments ......... $3,257,256 $8,951,532 $— $12,208,788
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 1,322,944 $ — $ 1,322,944
Forward exchange contracts ................ — 7,308,370 — 7,308,370
Futures contracts ........................ 5,254,881 — — 5,254,881
Swap contracts .......................... — 13,961,373 — 13,961,373
Total Other Financial Instruments ......... $5,254,881 $22,592,687 $— $27,847,568
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes securities determined to have no value at April 30, 2021.
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
accretion
( amortiza -
tion )
d
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ —
e
$ — $ — $ — $ — $ — $ (73,081,001) $ 73,081,001 $ — $ —
Oil, Gas & Consumable
Fuels .......... 1,460,626 — (2,592,341) — — — 731,395 400,320 — —
Paper & Forest Products 18,106,975 — — — — — — 8,560,305 26,667,280 8,560,305
Road & Rail ....... —
e
— — — — — — — —
e
—
Warrants :
Machinery ......... — —
e
— — — — — 709 709 709
Corporate Bonds :
Road & Rail ....... 18,585,180 — — — — 946,756 — (57,997) 19,473,939 (57,997)
Senior Floating Rate
Interests :
Household Products .. 45,517,441 127,315 (17,915,728) — — 8,862 87,029 (12,067,466) 15,757,453 (13,587,660)
Oil, Gas & Consumable
Fuels .......... — 6,348,948 — — — — — — 6,348,948 —
Road & Rail ....... 14,180,644 — — — — (163,433) — 516,911 14,534,123 516,911
Escrows and Litigation
Trusts ........... —
e
— — — — — — 282,977 282,977
e
282,977
Total Investments in Securities . $97,850,866 $6,476,263 $(20,508,069) $— $— $792,185 $(72,262,577) $70,716,760 $83,065,429 $(4,284,755)
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . —
e
— (3,690,418)
f
— — — — 3,690,418 — —
Multiline Retail ...... —
e
— —
f
— — — — — —
e
—
Oil, Gas & Consumable
Fuels .......... — — (3,827)
f
863 — 45,205 — (41,509) 732 (41,509)
Paper & Forest Products 367,190 — (334,607)
f
— — — — (32,583) — —
Road & Rail ....... —
e
— —
f
— — — — — — —
Warrants :
Oil, Gas & Consumable
Fuels .......... 15 — — — — — — 180 195 180
Corporate Bonds :
Multiline Retail ...... 1,469 184 — — — (27,235) — 25,582 —
e
25,582
Road & Rail ....... 306,219 — (341,063)
f
— — 13,291 432 21,121 — —
Senior Floating Rate
Interests :
Household Products .. 2,874,048 2,910 (3,246,697)
f
— — 475 7,069 362,195 — —
Road & Rail ....... 233,647 — (252,634)
f
— — 326 (37) 18,698 — —
Marketplace Loans :
Diversified Financial
Services ........ 27,612,358 11,862,055 (11,750,937) — — — (1,330,699) 2,334,197 28,726,974 1,037,662
Asset-Backed Securities :
Diversified Financial
Services ........ — — (88,306) 329,683 — 10,462 (8,863) 36,172 279,148 36,172
Escrows and Litigation
Trusts ........... —
e
— —
f
— — — — — —
e
—
Total Investments in Securities . $31,394,946 $11,865,149 $(19,708,489) $330,546 $— $42,524 $(1,332,098) $6,414,471 $29,007,049 $1,058,087
a
Purchases include all purchases of securities and securities received in corporate actions.
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2021, are as follows:
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
e
Includes securities determined to have no value.
f
Includes securities delivered as a result of an in-kind transfer.
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks:
Paper & Forest Products
....
$26,667,280 Discounted cash flow Weighted average
cost of capital
21.5% Decrease
c
Free cash flow $136.9 mil Increase
c
Discount for lack of
marketability
8.5% Decrease
c
Long term growth 2.5% Increase
Corporate Bonds:
Road & Rail
.............
19,473,939 Discounted cash flow Discount rate 15.6% Decrease
c
Free cash flow $19.5 mil Increase
Senior Floating Rate Interests:
Household
...............
15,757,453 Recovery value Asset value estimate $46.7 mil Increase
c
Road & Rail Discounted cash flow Discount rate 10.1% Decrease
d
......................
14,534,123 Free cash flow $16.7 mil Increase
All other Investments
..........
6,632,634
e,f
Total
.......................
$83,065,429
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Marketplace Loans:
Lending Club
............
$11,500,164 Discounted cash flow Loss-Adjusted
Discount rate
7.2% Decrease
c
Projected Loss rate 17.5% Decrease
c
Lending Club LCX
........
3,342,362 Discounted cash flow Loss-Adjusted
Discount rate
8.8% Decrease
c
Projected Loss rate 18.4% Decrease
c
Square Capital
...........
12,325,217 Discounted cash flow Loss-Adjusted
Discount rate
6.2% Decrease
c
Projected Loss rate 4.1% Decrease
c
All other investments
..........
1,839,306
e,f
Total
.......................
$29,007,049
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Represents a significant impact to fair value but not net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
f
Includes securities determined to have no value at April 30, 2021.
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
16. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
17. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Counterparty
BOFA
Bank of America, N.A.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
FBCO
Credit Suisse Group AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
BRL
Brazilian Real
DOP
Dominican Peso
EUR
Euro
USD
United States Dollar
UYU
Uruguayan Peso
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GDP
Gross Domestic Product
GNMA
Government National Mortgage Association
GO
General Obligation
H15BDI
U.S. Treasury Bill Auction High Discount Rate
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
TBA
To-Be-Announced
TBD
To Be Determined
T-Note
Treasury Note
VRI
Value Recovery Instrument
Index
MCDX.
NA.Series
number MCDX North America Index

Franklin Investors Securities Trust
Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN INVESTORS SECURITIES TRUST
Franklin Adjustable U.S. Government Securities Fund
Franklin Floating Rate Daily Access Fund
Franklin Low Duration Total Return Fund
Franklin Total Return Fund
(each a Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin Investors Securities
Trust (Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager; as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to U.S. funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion
of the changing distribution landscape for the Funds.
The Board noted management’s continuing efforts and
expenditures in establishing effective business continuity
plans and developing strategies to address areas of
heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund

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business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Adjustable U.S. Government Securities Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional ultra-short obligation funds. The
Board noted that the Fund’s annualized income return for
the one-, three-, five- and 10-year periods was above the
median and in the first quintile (best) of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the one-, three-, five- and 10-year periods was below the median and in the fifth (worst) or fourth
quintile of its Performance Universe. The Board discussed
this performance with management and management
explained that the Fund invests in plain vanilla adjustable-
rate mortgage securities issued or guaranteed by the U.S.
government or its related agencies (such as Fannie Mae
or Freddie Mac), so the Fund tends to underperform its
Broadridge peers, many of which invest in a broader range
of asset types, during periods of decreasing risk premiums.
The Board considered that the income-oriented investment
objective of the Fund is the primary focus for the Fund’s
portfolio management team and that the evaluation of the
Fund’s performance relative to the Fund’s peers on an
annualized income return basis is consistent with investor
expectations and the Fund’s investment goals. Given
the Fund’s income-oriented investment objective and
management’s explanation, the Board concluded that the
Fund’s performance was satisfactory.
Franklin Floating Rate Daily Access Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional loan participation funds. The Board noted that the Fund’s annualized income return for the one-, three-,
five- and 10-year periods was above the median of its
Performance Universe. The Board also noted that the Fund’s
annualized total return for the one-, three-, five- and 10-
year periods was below the median and in the fifth quintile
(worst) of its Performance Universe. The Board considered
that the income-oriented investment objective of the Fund
is the primary focus for the Fund’s portfolio management
team and that the evaluation of the Fund’s performance
relative to the Fund’s peers on an annualized income return
basis is consistent with investor expectations and the
Fund’s investment goals. Given the Fund’s income-oriented
investment objective, the Board concluded that the Fund’s
performance was satisfactory.
Franklin Low Duration Total Return Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional short investment-grade debt funds. The Board
noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and
in the first quintile (best) of its Performance Universe. The
Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the
median of its Performance Universe. The Board considered
that the income-oriented investment objective of the Fund
is the primary focus for the Fund’s portfolio management
team and that the evaluation of the Fund’s performance
relative to the Fund’s peers on an annualized income return
basis is consistent with investor expectations and the
Fund’s investment goals. Given the Fund’s income-oriented
investment objective, the Board concluded that the Fund’s
performance was satisfactory.
Franklin Total Return Fund - The Performance Universe for
the Fund included the Fund and all retail and institutional
core plus bond funds. The Board noted that the Fund’s
annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of
its Performance Universe. The Board considered that the
income-oriented investment objective of the Fund is the

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primary focus for the Fund’s portfolio management team
and that the evaluation of the Fund’s performance relative
to the Fund’s peers on an annualized income return basis
is consistent with investor expectations and the Fund’s
investment goals. Given the Fund’s income-oriented
investment objective, the Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown (i) for Class
A shares for the Franklin Adjustable U.S. Government
Securities Fund and for Class A shares, Class N shares and
Investor Class shares for the other funds in each Fund’s
respective Expense Group; and (ii) for Class A shares for
each of the Franklin Floating Rate Daily Access Fund,
Franklin Low Duration Total Return Fund and Franklin Total
Return Fund and for Class A shares for the other funds in
each Fund’s respective Expense Group. The Board received
a description of the methodology used by Broadridge to
select the mutual funds included in an Expense Group.
Franklin Adjustable U.S. Government Securities Fund – The
Expense Group for the Fund included the Fund and thirteen
other ultra-short obligation funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were above the medians and in the fifth quintile (most
expensive) of the Expense Group. Management explained
that the funds in the peer group generally have an effective duration that is 40% less than that of the Fund and that when compared to funds with more similar effective durations,
the fees and expenses of the Fund are in line with such
funds. Nonetheless, management agreed to implement
a new 0.65% expense cap on the Fund’s total annual
operating expenses, effective March 1, 2021. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Franklin Total Return Fund – The Expense Group for the
Fund included the Fund and 12 other core plus bond funds.
The Board noted that the Management Rate for the Fund
was slightly above and the actual total expense ratio for the
Fund was above the medians and in the fifth quintile (most
expensive) of its Expense Group. The Board also noted
that the Management Rate for the Fund was less than five
basis points above the median of its Expense Group. The
Board discussed with management the Fund’s expenses and
management agreed to decrease the current expense cap
on the Fund’s total annual operating expenses from 0.60%
to 0.58%, effective March 1, 2021. The Board concluded that
the Management Rate charged to the Fund is reasonable.
Franklin Floating Rate Daily Access Fund – The Expense
Group for the Fund included the Fund and 16 other loan
participation funds. The Board noted that the Management
Rate and actual total expense ratio for the Fund were below
the medians and in the first quintile (least expensive) of the
Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Franklin Low Duration Total Return Fund – The Expense
Group for the Fund included the Fund and 13 other short
investment-grade debt funds. The Board noted that the
Management Rate was above the median and in the fifth
quintile (most expensive) of its Expense Group. The Board
also noted that the actual total expense ratio for the Fund
was below the median of its Expense Group and reflected a
fee waiver from management. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s U.S. fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2020, being the
most recent fiscal year-end for FRI. The Board noted that

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although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Funds’ profitability report presentations from prior years.
The Board further noted management’s representation
that the profitability analysis excluded the impact of the
recent acquisition of the Legg Mason companies and that
management expects to incorporate the legacy Legg Mason
companies into the profitability analysis beginning next year.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged by
the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with
respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures
by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent U.S. Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered management’s view that
any analyses of potential economies of scale in managing
a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs
across the FT family of funds as a whole. The Board noted
that the Franklin Adjustable U.S. Government Securities
Fund and the Franklin Floating Rate Daily Access Fund
had experienced a decrease in assets and would not be
expected to demonstrate additional economies of scale in
the near term, but concluded that to the extent economies
of scale may be realized by the Manager and its affiliates,
each Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.

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gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of availability of, each
Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FIST2 S 06/21
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Semiannual Report and Shareholder Letter
Franklin Investors Securities Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.             N/A

Item 5.  Audit Committee

of Listed Registrants.             N/A

Item 6.  Schedule of Investments.                           N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.         N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                                          N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.      N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                 N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
INVESTORS SECURITIES TRUST

By S\Matthew T. Hinkle__________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date June 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle____________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date June 25, 2021

By S\Robert G. Kubilis_______________________________
     Robert G. Kubilis
     Chief Financial Officer and Chief Accounting Officer
Date June 25, 2021